Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 121	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 122	[X]
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on [date] pursuant to paragraph (b) of Rule 485
     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on [date] pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

HSBC Global Asset Management

HSBC Investor Funds

Prospectus and Privacy Policy

March 1, 2010

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
HSBC INVESTOR PRIME MONEY MARKET FUND
HSBC INVESTOR TAX-FREE MONEY MARKET FUND
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
HSBC INVESTOR U.S. TREASURY MONEY MARKET FUN

Ticker Symbols
	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
California Tax-Free Money Market Fund	HCAXX	HCBXX	HCCXX	HCDXX	[TBP]	N/A	HCYXX
New York Tax-Free Money Market Fund	RNTXX	HNBXX	HNCXX	HNYXX	[TBP]	N/A	RYYXX
Prime Money Market Fund	REAXX	HSMXX	HMMXX	HIMXX	[TBP]	HSIXX	RMYXX
Tax-Free Money Market Fund	HBAXX	HBBXX	HBCXX	HBDXX	[TBP]	HCIXX	HBYXX
U.S. Government Money Market Fund	FTRXX	HUBXX	HUMXX	HGDXX	[TBP]	HGIXX	RGYXX
U.S. Treasury Money Market Fund	HWAXX	HTBXX	HUCXX	HTDXX	[TBP]	HBIXX	HTYXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds

This section summarizes each Fund’s investment objectives, strategies, fees, risks, and past performance and provides other information about your account.

This section provides additional details about the Funds’ investment strategies and risks.

Review this section for details on the people and organizations who provide services to the Funds.

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.

Review this section for details on selected financial statements of the Funds.

Summary Section
3	HSBC Investor California Tax-Free Money Market Fund
9	HSBC Investor New York Tax-Free Money Market Fund
15	HSBC Investor Prime Money Market Fund
21	HSBC Investor Tax-Free Money Market Fund
27	HSBC Investor U.S. Government Money Market Fund
33	HSBC Investor U.S. Treasury Money Market Fund

Additional Information About the Funds’ Investment Strategies and Risks
38	More About Risks and Investment Strategies
41	Principal Investment Risks
43	Additional Risks
44	Who May Want to Invest
44	More Information About Fund Investments
44	Portfolio Holdings

Fund Management
45	The Investment Adviser
45	The Distributor, Administrator and Sub-Administrator

Shareholder Information
46	Pricing of Fund Shares
47	Purchasing and Adding to Your Shares
52	Selling Your Shares
55	Distribution Arrangements/Sales Charges
57	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
58	Exchanging Your Shares
59	Delivery of Shareholder Documents
60	Dividends, Distributions and Taxes

Financial Highlights
62	(To Come)

2

HSBC Investor California Tax-Free Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E and Class Y Shares

Investment Objective

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E	Class Y

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class D	Class E	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None
Other operating expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total other expenses	0.61%	0.46%	0.46%	0.46%	0.26%	0.21%
Total Annual Fund Operating Expenses	0.81%	1.41%	1.41%	0.66%	0.36%	0.41%

3

HSBC Investor California Tax-Free Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$82	$258	$449	$1,001
Class B Shares	$543	$645	$770	$1,377
Class C Shares	$243	$445	$770	$1,690
Class D Shares	$66	$210	$367	$822
Class E Shares	$36	$115	$201	$455
Class Y Shares	$41	$131	$229	$517

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$143	$445	$770	$1,377
Class C Shares	$143	$445	$770	$1,690

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund’s investments will primarily consist of high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes.

4

HSBC Investor California Tax-Free Money Market Fund

Summary Section

Principal Investment Risks

An investment in the Fund is subject to the following principal risks:

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•	Credit Risk: The issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

•

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•

California Economic Risk: The Fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the Fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

5

HSBC Investor California Tax-Free Money Market Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class D Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class D Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class D Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	[ ]	[ ]	[ ]
Worst Quarter:	[ ]	[ ]	[ ]

6

HSBC Investor California Tax-Free Money Market Fund

Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average (“Lipper Average”). The Lipper Average is an average of funds that invest in California municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception			Since
	Date	1 Year	5 Years	Inception

Class D Shares	June 7, 2002	[ ]%	[ ]%	[ ]%
Class Y Shares	July 18, 2002	[ ]%	[ ]%	[ ]%
Class A Shares	March 2, 2007	[ ]%	NA	[ ]%
Class B Shares (with applicable CDSC)*	NA	NA	NA	NA
Class C Shares (with applicable CDSC)**	May 20, 2007	[ ]%	NA	[ ]%
Class E Shares	December 1, 2009	NA	NA	[ ]%
Lipper California Tax-Exempt Money Market Funds Average	—	[ ]%	[ ]%	[ ]%***

^ As of December 31, 2009, the 7-day yields of the Fund’s Class D, Class E, Class Y and Class A Shares were [   ]%, [   ]%, [   ]% and [   ]%, respectively. As of December 31, 2009, the 7-day taxable-equivalent yields of the Fund’s Class D, Class E, Class Y and Class A Shares were [   ]%, [   ]%, [   ]% and [   ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.

* Average annual return and 7-day yield information is not provided because there were no Class B shareholders during the last fiscal year or as of December 31, 2009.

** Class C Shares were operational during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 7-day yield information is not provided because there were no Class C shareholders as of December 31, 2009.

*** Since June 30, 2002.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

7

HSBC Investor California Tax-Free Money Market Fund

Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

8

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E and Class Y Shares

Investment Objective

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E	Class Y

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class D	Class E	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.05%	0.05%	0.05%	0.05%	None	0.05%
Total Management Fees	0.15%	0.15%	0.15%	0.15%	0.10%	0.15%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None
Other operating expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Total other expenses	0.52%	0.37%	0.37%	0.37%	0.17%	0.12%
Total Annual Fund Operating Expenses	0.67%	1.27%	1.27%	0.52%	0.27%	0.27%

9

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$68	$214	$373	$835
Class B Shares	$529	$603	$697	$1,216
Class C Shares	$229	$403	$697	$1,534
Class D Shares	$53	$167	$291	$653
Class E Shares	$28	$87	$152	$343
Class Y Shares	$28	$87	$152	$343

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$129	$403	$697	$1,216
Class C Shares	$129	$403	$697	$1,534

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal, New York State, and New York City personal income taxes. These instruments have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

10

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

Principal Investment Risks

An investment in the Fund is subject to the following principal risks:

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•	Credit Risk: The issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

•

Concentration Risk: Because the Fund may invest a significant portion of its assets in the securities of a single issuer or sector, the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

•

New York Economic Risk: The Fund will be sensitive to events that affect New York’s economy. Significant political or economic developments in New York will likely impact virtually all municipal securities issued in the state. Because the Fund invests primarily in New York municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•

Non-Diversified Risk: The Fund is “non-diversified” and may concentrate a high percentage of its investments in the securities of a small number of issuers, making it more susceptible to a single economic, political or regulatory event.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

11

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

[BAR CHART
TO BE PROVIDED]

Best Quarter:	[ ]	[ ]	[ ]
Worst Quarter:	[ ]	[ ]	[ ]

12

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average (“Lipper NY Average”). The Lipper NY Average is an average of funds that invest in New York municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper NY Average does not include the effect of sales charges. You cannot invest directly in the Lipper NY Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year		5 Years		10 Years		Since Inception

Class A Shares	Nov. 17, 1994	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class B Shares (with applicable CDSC)	Apr. 29, 1998	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class C Shares (with applicable CDSC)*	Mar. 19, 2001	NA		NA		NA		[ ]	%
Class D Shares	Apr. 1, 1999	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class E Shares	Dec. 1, 2009	NA		NA		NA		[ ]	%
Class Y Shares	July 1, 1996	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper NY Tax-Exempt Money Market Funds Average	—	[ ]	%	[ ]	%	[ ]	%	[ ]	%**

^ As of December 31, 2009, the 7-day yields of the Fund’s Class A, Class B, Class D, Class E and Class Y Shares were [   ]%, [   ]%, [   ]%, [   ]% and [   ]%, respectively. As of December 31, 2009, the 7-day taxable-equivalent yields of the Fund’s Class A, Class B, Class D, Class E and Class Y Shares were [   ]%, [   ]%, [   ]%, [   ]% and [   ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.

* Class C Shares were operational only during a portion of the period since inception, and had no operations during 2009. The “Since Inception” return performance is for the period of time the Class had operations. The 7-day yield information is not provided because there were no Class C shareholders as of December 31, 2009.

** Since November 30, 1994.

13

HSBC Investor New York Tax-Free Money Market Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund intends to distribute income that is exempt from regular federal and New York income taxes. A portion of the Fund’s distributions may be subject to New York or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

14

HSBC Investor Prime Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y

Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Maximum Sales Charge	None	None	None	None	None	None	None
(load) Imposed on Purchases
(as a % of offering price)
Maximum Deferred Sales	None	4.00%	1.00%	None	None	None	None
Charge (load) (as a % of
amount redeemed)

Annual Fund Operating Expenses
(expenses that you pay each
year as a percentage of the
value of your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None	None
Other operating expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total other expenses	0.46%	0.31%	0.31%	0.31%	0.11%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.66%	1.26%	1.26%	0.51%	0.21%	0.16%	0.26%
Fee waiver and/or expense reimbursement(1)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	0.66%	1.26%	1.26%	0.51%	0.21%	0.16%	0.26%

(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”) has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage, commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investment in the HSBC Investor Prime Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares, 2.25% for Class C Shares and [   ]% for Class I Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated by written notice to the Adviser by the Trust.

15

HSBC Investor Prime Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$67	$211	$368	$822
Class B Shares	$528	$600	$692	$1,205
Class C Shares	$228	$400	$692	$1,523
Class D Shares	$52	$164	$285	$640
Class E Shares	$22	$68	$118	$268
Class I Shares	$16	$52	$90	$205
Class Y Shares	$27	$84	$146	$331

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$128	$400	$692	$1,205
Class C Shares	$128	$400	$692	$1,523

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions.

16

HSBC Investor Prime Money Market Fund

Summary Section

Principal Investment Risks

An investment in the Fund is subject to the following principal risks:

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•	Credit Risk: The issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

•

Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

17

HSBC Investor Prime Money Market Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Bar chart assumes reinvestment of dividends and distributions.)

[BAR CHART
TO BE PROVIDED]

Best Quarter:	[	]	[	]	[	]
Worst Quarter:	[	]	[	]	[	]

18

HSBC Investor Prime Money Market Fund

Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The Lipper MMF Average is the average of the 30 largest funds in the Lipper Money Market Funds category. These funds invest in high quality financial instruments rated in the top two short-term ratings categories with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper MMF Average does not include the effect of sales charges. You cannot invest directly in the Lipper MMF Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception

Class A Shares	Nov. 13, 1998	[ ]%	[ ]%	[ ]%	[ ]%
Class B Shares (with applicable CDSC)	Apr. 4, 2001	[ ]%	[ ]%	NA	[ ]%
Class C Shares (with applicable CDSC)	Mar. 23, 2001	[ ]%	[ ]%	NA	[ ]%
Class D Shares	Apr. 1, 1999	[ ]%	[ ]%	[ ]%	NA
Class E Shares	Dec. 1, 2009	NA	NA	NA	[ ]%
Class I Shares	Jan. 9, 2002	[ ]%	[ ]%	[ ]%	[ ]%
Class Y Shares	Nov. 12, 1998	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Money Market Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%*

^ As of December 31, 2009, the 7-day yields of the Fund’s Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares were [   ]%, [   ]%, [   ]%, [   ]%, [   ]%, [   ]% and [   ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.

* Since October 31, 1998.

19

HSBC Investor Prime Money Market Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

	Minimum	Minimum
Class A and Class D Shares	Initial Investment*	Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

20

HSBC Investor Tax-Free Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC Investor Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from regular federal income tax as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None	None
Other operating expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total other expenses	0.55%	0.40%	0.40%	0.40%	0.20%	0.15%	0.15%
Total Annual Fund
Operating Expenses	0.75%	1.35%	1.35%	0.60%	0.30%	0.25%	0.35%

21

HSBC Investor Tax-Free Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$77	$240	$417	$930
Class B Shares	$537	$628	$739	$1,309
Class C Shares	$237	$428	$739	$1,624
Class D Shares	$61	$192	$335	$750
Class E Shares	$31	$97	$169	$381
Class I Shares	$26	$80	$141	$318
Class Y Shares	$36	$113	$197	$443

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$137	$428	$739	$1,309
Class C Shares	$137	$428	$739	$1,624

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments the income from which is exempt from regular federal income tax. The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income tax.

22

HSBC Investor Tax-Free Money Market Fund

Summary Section

Principal Investment Risks

An investment in the Fund is subject to the following principal risks:

•

Municipal Risk: Because the Fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•	Credit Risk: The issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

•

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

23

HSBC Investor Tax-Free Money Market Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares
(Bar chart assumes reinvestment of dividends and distributions.)

[BAR CHART
TO BE PROVIDED]

Best Quarter:	[ ]	[ ]	[ ]
Worst Quarter:	[ ]	[ ]	[ ]

24

HSBC Investor Tax-Free Money Market Fund

Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Tax-Exempt Money Market Funds Average (“Lipper Tax-Exempt Average”). The Lipper Tax-Exempt Average is an average of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Tax-Exempt Average does not include the effect of sales charges. You cannot invest directly in the Lipper Tax-Exempt Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	Since Inception

Class D Shares	August 24, 2004	[ ]%	[ ]%	[ ]%
Class Y Shares	June 8, 2004	[ ]%	[ ]%	[ ]%
Class I Shares	June 25, 2004	NA	NA	[ ]%*
Class A Shares	NA	NA	NA	NA
Class B (with applicable CDSC)	NA	NA	NA	NA
Class C (with applicable CDSC)	NA	NA	NA	NA
Class E Shares	December 1, 2009	NA	NA	[ ]%
Lipper Tax-Exempt Money Market Funds Average	—	[ ]%	[ ]%	[ ]%**

^ As of December 31, 2009, the 7-day yields of the Fund’s Class D, Class E and Class Y Shares were [   ]%, [   ]% and [   ]%, respectively. As of December 31, 2009, the 7-day taxable-equivalent yields of the Fund’s Class D, Class E and Class Y Shares were [   ]%, [   ]% and [   ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.

* Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 7-day yield information is not provided because there were no Class I shareholders as of December 31, 2009.

** Since May 31, 2004.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

25

HSBC Investor Tax-Free Money Market Fund

Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. A portion of the Fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

26

HSBC Investor U.S. Government Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC Investor U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None	None
Other operating expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total other expenses	0.46%	0.31%	0.31%	0.31%	0.11%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.66%	1.26%	1.26%	0.51%	0.21%	0.16%	0.26%

27

HSBC Investor U.S. Government Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$67	$211	$368	$822
Class B Shares	$528	$600	$692	$1,205
Class C Shares	$228	$400	$692	$1,523
Class D Shares	$52	$164	$285	$640
Class E Shares	$22	$68	$118	$268
Class I Shares	$16	$52	$90	$205
Class Y Shares	$27	$84	$146	$331

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$128	$400	$692	$1,205
Class C Shares	$128	$400	$692	$1,523

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

28

HSBC Investor U.S. Government Money Market Fund

Summary Section

Principal Investment Risks

An investment in the Fund is subject to the following principal risks:

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•	Credit Risk: The issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

•

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

29

HSBC Investor U.S. Government Money Market Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Bar chart assumes reinvestment of dividends and distributions.)

[BAR CHART
TO BE PROVIDED]

Best Quarter:	[ ]	[ ]	[ ]
Worst Quarter:	[ ]	[ ]	[ ]

30

HSBC Investor U.S. Government Money Market Fund

Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The Lipper U.S. Government Average is an average of funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper U.S. Government Average does not include the effect of sales charges. You cannot invest directly in the Lipper U.S. Government Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class A Shares	May 3, 1990	[ ]%	[ ]%	[ ]%	[ ]%
Class B Shares (with applicable CDSC)	Sept. 11, 1998	[ ]%	[ ]%	[ ]%	[ ]%
Class C Shares (with applicable CDSC)	Nov. 20, 2006	[ ]%	NA	NA	[ ]%
Class D Shares	Apr. 1, 1999	[ ]%	[ ]%	[ ]%	[ ]%
Class E Shares	Dec. 1, 2009	NA	NA	NA	[ ]%
Class I*	Dec. 24, 2003	[ ]%	[ ]%	NA	[ ]%
Class Y	July 1, 1996	NA	NA		NA
Lipper U.S. Government Money Market Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%**

^ As of December 31, 2009, the 7-day yields of the Fund’s Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares were [    ]%, [    ]%, [    ]%, [    ]%, [    ]%, [    ]% and [    ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.
* Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations.
** Since May 31, 1990.

31

HSBC Investor U.S. Government Money Market Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

32

HSBC Investor U.S. Treasury Money Market Fund

Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC Investor U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None	None
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None	None
Other operating expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total other expenses	0.46%	0.31%	0.31%	0.31%	0.11%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.66%	1.26%	1.26%	0.51%	0.21%	0.16%	0.26%

33

HSBC Investor U.S. Treasury Money Market Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$67	$211	$368	$822
Class B Shares	$528	$600	$692	$1,205
Class C Shares	$228	$400	$692	$1,523
Class D Shares	$52	$164	$285	$640
Class E Shares	$22	$68	$118	$268
Class I Shares	$16	$52	$90	$205
Class Y Shares	$27	$84	$146	$331

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$128	$400	$692	$1,205
Class C Shares	$128	$400	$692	$1,523

The Example does not reflect sales charges (loads) in reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

34

HSBC Investor U.S. Treasury Money Market Fund

Summary Section

Principal Investment Risk

An investment in the Fund is subject to the following principal risks:

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Bar chart assumes reinvestment of dividends and distributions.)

[BAR CHART
TO BE PROVIDED]

Best Quarter:	[ ]	[ ]	[ ]
Worst Quarter:	[ ]	[ ]	[ ]

35

HSBC Investor U.S. Treasury Money Market Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table below lists the average annual total returns for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The Lipper U.S. Treasury Average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. You cannot invest directly in the Lipper U.S. Treasury Average.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	Since Inception

Class A Shares	May 24, 2001	[ ]%	[ ]%	[ ]%
Class B Shares (with applicable CDSC)	Aug. 13, 2004	[ ]%	[ ]%	[ ]%
Class C Shares (with applicable CDSC)*	Dec. 24, 2003	NA	NA	[ ]%
Class D Shares	May 14, 2001	[ ]%	[ ]%	[ ]%
Class E Shares	Dec. 1, 2009	NA	NA	[ ]%
Class I Shares**	Dec. 30, 2001	[ ]%	[ ]%	[ ]%
Class Y Shares	May 11, 2001	[ ]%	[ ]%	[ ]%
Lipper U.S. Treasury Money Market Funds Average	—	[ ]%	[ ]%	[ ]%***

^ As of December 31, 2009, the 7-day yields of the Fund’s Class A, Class B, Class D, Class E, Class I and Class Y Shares were [    ]%, [   ]%, [   ]%, [   ]%, [   ]% and [   ]%, respectively. For current yield information on the Fund, call 1-800-782-8183.

* Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2009.

** Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the class had operations.
*** Since May 31, 2001.

36

HSBC Investor U.S. Treasury Money Market Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for the various share classes are shown below, although these minimums may be reduced or waived in some cases.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

37

Additional Information About the Funds’ Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of the HSBC Investor Funds. The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

HSBC Investor California Tax-Free Money Market Fund

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund invests primarily in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

HSBC Investor New York Tax-Free Money Market Fund

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax. These instruments have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent, or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

38

Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Prime Money Market Fund

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund may maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

HSBC Investor Tax-Free Money Market Fund

The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

The Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

HSBC Investor U.S. Government Money Market Fund

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

39

Additional Information About the Funds’ Investment Strategies and Risks

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit’’ of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

HSBC Investor U.S. Treasury Money Market Fund

The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

40

Additional Information About the Funds’ Investment Strategies and Risks

Principal Investment Risks

Investments in the Funds are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

Each of the Funds is subject to one or more of the following principal risks:

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, NA or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the 1940 Act. This Rule imposes strict requirements on the investment quality, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income-producing or fixed-income or debt securities. Generally, if interest rates rise, the value of the Fund’s investments may fall. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds’ yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields.

•

Credit Risk: The Fund could lose money if it holds a fixed income security whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•

California Economic Risk: The HSBC Investor California Tax-Free Money Market Fund invests primarily within California and is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster and/or acts of terrorism that might impact the state of California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California’s economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

41

Additional Information About the Funds’ Investment Strategies and Risks

Principal Investment Risks – (continued)

•

Concentration Risk: The HSBC Investor New York Tax-Free Money Market Fund concentrates its investments in New York obligations and may invest a significant portion of its assets in the securities of a single issuer or sector. Therefore, the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

•

New York Economic Risk: The HSBC Investor New York Tax-Free Money Market Fund invests primarily in New York municipal securities and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the HSBC Investor New York Tax-Free Money Market Fund has greater exposure to adverse economic and political changes within the State of New York as well as risks associated with any natural disaster and/or acts of terrorism that might impact the state. Historically, New York and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York’s economy depends on business and financial services, any change in market conditions that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

•

Non-Diversified Risk: The HSBC Investor New York Tax-Free Money Market Fund is non-diversified. A fund that is classified as non-diversified has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes that fund’s performance more susceptible to a single economic, political or regulatory event than a diversified fund might be.

•

Banking Risk: To the extent that a Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

•

Municipal Risk: A Fund that invests in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. Adverse conditions affecting the issuers of municipal securities may impact a Fund’s NAV more than if that Fund invested in more geographically diverse investments.

•

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts or Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury. This risk does not apply to the U.S. Treasury Money Market Fund which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to

42

Additional Information About the Funds’ Investment Strategies and Risks

Principal Investment Risks – (continued)

preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Additional Risks

Generally, the Funds will be subject to one or more of the following additional risks:

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

•

Securities Lending: In order to generate additional income, the Funds, except for the U.S. Treasury Money Market Fund, may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

•

Repurchase Agreements: The use of repurchase agreements, agreements where a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Foreign Investment Risk: The Prime Money Market Fund may invest in U.S. dollar-denominated foreign securities. Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

•

Participation Interests: The purchase of participation interests may involve the risk that a Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

•

Stand-by Commitments: Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

•

Tax Risk: While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

43

Additional Information About the Funds’ Investment Strategies and Risks

Who May Want To Invest?

Consider investing in a Fund if you are:

•	Seeking preservation of capital
•	Investing for short-term needs
•	Have a low risk tolerance
•	Willing to accept lower potential returns in exchange for a high degree of safety
•	Seeking tax-free income (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

A Fund will not be appropriate for anyone:

•	Seeking high total returns
•	Pursuing a long-term goal or investing for retirement
•	Investing through a tax advantaged retirement plan (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)
•	Who does not live in California (California Tax-Free Money Market Fund only)
•	Who does not live in New York (New York Tax-Free Money Market Fund only)

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

44

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust’’). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2009, the Adviser managed approximately $[ ] billion in assets in the HSBC Investor Family of Funds. The Adviser also provides certain operational support services to the Funds pursuant to a Support Services Agreement.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to an investment advisory agreement (“Investment Advisory Agreement”). The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/09
California Tax-Free Money Market Fund	0.05%
New York Tax-Free Money Market Fund	0.15%
Prime Money Market Fund	0.14%
Tax-Free Money Market Fund	0.00%
U.S. Government Money Market Fund	0.14%
U.S. Treasury Money Market Fund	0.12%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreements of the Funds is available in the April 30, 2009 semi-annual report and will be available in the April 30, 2010 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator’’). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. serves as the distributor (the “Distributor’’) of each Fund’s shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

45

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments (current market value based on readily available market quotations) and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The net asset value per share (NAV) of each of the Funds is determined every hour starting at 10:00 a.m. on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, at 2:00 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the final NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the final NAV determination for that Fund will become effective at the next NAV determined on the next Money Market Business Day, and will start earning dividends on that next Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on “Distribution Arrangements/Sales Charges.’’

46

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf will be determined at the next-determined NAV following receipt. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at such NAV, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines such NAV. Orders received after the last time at which NAV is calculated on a Money Market Fund Business Day will be executed at the next NAV determined on the next Money Market Fund Business Day.

The Funds offer the seven classes of shares described below, except that the California Tax-Free Money Market Fund and New York Tax Free Money Market Fund do not offer Class I Shares.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class Y Shares are subject to investment minimums as set forth below in this section.

CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.’’

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,’’ but are also available for purchase by customers of HSBC Bank USA, NA sweep programs.

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates and certain retirement plans and are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the minimum investment.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section as well as to other investors who meet the investment minimums as set forth below.

47

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

48

Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds’’ and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

	1.	Use the investment slip attached to your account statement.

Or, if unavailable,

	2.	Include the following information in writing:

		•	Fund name

		•	Share class

		•	Amount invested

		•	Account name

		•	Account number

	3.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

49

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $25)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

50

Shareholder Information

Purchasing and Adding to Your Shares
continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of fund shareholders, or to comply with state or federal legal requirements.

51

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by a Fund, its transfer agent, or your investment representative.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)
1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, 2:00 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day. A Fund may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on any intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

52

Shareholder Information

Selling Your Shares
continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.
•	Include a voided personal check.
•	Your account must have a value of $10,000 or more to start withdrawals.
•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-day’s written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs”).
2.	Redemption requests which include any of the following, require a signature guarantee:
	•	Your account address has changed within the last 15 business days;
	•	The check is not being mailed to the address on your account;
	•	The check is not being made payable to the owner of the account;
	•	The redemption proceeds are being transferred to another Fund account with a different registration; or
	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption

53

Shareholder Information

Selling Your Shares
continued

price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

54

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares

Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.

Distribution (12b-1)* and Service Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or service fees.	No distribution or service fees.

Fund Expenses	Lower annual expenses than Class B or C Shares.	Higher annual expenses than Class A, D, I or Y Shares.	Higher annual expenses than Class A, D, I, or Y Shares.	Lower annual expenses than Class A, B or C Shares.	Lower annual expenses than Class A, B, C, D, or Y Shares.	Lower annual expenses than Class A, B, C, D, or Y Shares.	Lower annual expenses than Class A, B, C, or D Shares.

** Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1”) plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this Plan and there is no current intention to do so.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

55

Shareholder Information

Distribution Arrangements/Sales Charges
continued

•

Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this Plan and there is no current intention to do so.

	•	Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.

•

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•

In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25% and Class E Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares and it is expected (and estimated) that the Shareholder Servicing Fee for Class E Shares will not exceed 0.05%.

•	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) when redeemed. See “Exchanging Your Shares.” Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares.

56

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature—Class B Shares

•

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares of the Funds are available for purchase by customers of certain HSBC Bank USA, NA sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSC:

•	Distributions following the death or disability of a shareholder.
•	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.
•	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

57

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of any Fund in the HSBC Investor Family of Funds may be exchanged for Class D Shares of the Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Funds in exchange for your Class A Shares of the HSBC Investor Funds.

58

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

59

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.
•

A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
•	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.
•

Dividends attributable to interest income are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable. Distributions of tax-exempt interest income earned by the HSBC Investor Tax-Free Money Market Fund are expected to be exempt from regular federal income taxes.

•

A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation’s adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer’s alternative minimum tax exceeds the taxpayer’s ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer’s ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

60

Shareholder Information

Dividends, Distributions and Taxes
continued

•

If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.
•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

•

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend that provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.
•	There is a penalty on certain pre-retirement distributions from retirement accounts.

61

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by [          ], whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS TO BE INCLUDED IN 485(b)

62

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782
HSB-PU-MM 0310

HSBC Global Asset Management (USA) Inc.

HSBC Investor Funds

Prospectus

March 1, 2010

EQUITY FUNDS

HSBC INVESTOR GROWTH FUND

HSBC INVESTOR MID-CAP FUND

HSBC INVESTOR OPPORTUNITY FUND

HSBC INVESTOR OVERSEAS EQUITY FUND/
HSBC INVESTOR INTERNATIONAL EQUITY FUND

HSBC INVESTOR VALUE FUND

Ticker Symbols

	Class A	Class B	Class C	Class I

HSBC Investor Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Investor Mid-Cap Fund	HMIAX	HMIBX	HSMIX	HMCTX
HSBC Investor Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX
HSBC Investor Overseas Equity Fund/ HSBC Investor International Equity Fund	HOEAX	HOEBX	HOECX	RINEX
HSBC Investor Value Fund	HIVAX	HIVBX	HIVCX	HIVYX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds

	Summary Section
This section summarizes	3	HSBC Investor Growth Fund
each Fund’s investment	9	HSBC Investor Mid-Cap Fund
objectives, strategies, fees,	15	HSBC Investor Opportunity Fund
risks and past performance	27	HSBC Investor Overseas Equity Fund
and provides other information	33	HSBC Investor International Equity Fund
about your account.	39	HSBC Investor Value Fund

	Additional Information About the Equity Funds’ Investment Strategies and Risks
This section provides	45	More About Risks and Investment Strategies – All Funds
additional details about	52	Principal Investment Risks – All Funds
the Funds’ investment	53	Additional Risks
strategies and risks.	55	Who May Want to Invest
	55	More Information About Fund Investments
	55	Portfolio Holdings
	55	The Two-Tier Fund Structure

	Fund Management
Review this section	56	The Investment Adviser and Subadvisers
for details on	58	Portfolio Managers
the people and	61	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Funds.

	Shareholder Information
Review this section for	62	Pricing of Fund Shares
details on how	63	Purchasing and Adding to Your Shares
shares are valued,	68	Selling Your Shares
and how to purchase,	71	Distribution Arrangements/Sales Charges
sell and exchange shares.	75	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
This section also describes	75	Exchanging Your Shares
related charges, and	77	Dividends, Distributions and Taxes
payments of dividends
and distributions.

	Financial Highlights
Review this section	79	HSBC Investor Growth Fund
for details on		HSBC Investor Mid-Cap Fund
selected financial		HSBC Investor Opportunity Fund
statements of the Funds.		HSBC Investor Overseas Equity Fund/
		HSBC Investor International Equity Fund
		HSBC Investor Value Fund

2

HSBC Investor Growth Fund

Summary Section

Class A, Class B, Class C and Class I Shares

Investment Objective

The investment objective of the HSBC Investor Growth Fund (the “Fund”) is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Growth Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [__] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management fee	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	None
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%	None
Other operating expenses	0.48%	0.48%	0.48%	0.48%
Total other expenses	0.73%	0.73%	0.73%	0.48%
Total Annual Fund Operating Expenses	1.41%	2.16%	2.16%	1.16%
Reduction of Management fee due to contractual limits(2)	0.10%	0.10%	0.10%	0.10%
Fee waiver and/or expense reimbursement(3)	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.20%	1.95%	1.95%	0.95%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.
(2) The investment advisory contract between the Fund and HSBC Global Asset Management (USA) Inc. (the “Adviser”) provides that the Fund may pay the Adviser (who, in turn, pays the subadviser) an aggregate management fee of up to 0.68% of the average daily value of the Fund’s net assets. Currently, the Fund is paying the Adviser 0.175%.The Adviser’s share of the aggregate management fee is capped at 0.175%.The subadviser’s share of the aggregate management fee is set by contract between the Adviser and the subadviser. The Adviser’s and subadviser’s fees currently aggregate to 0.575%.
(3) The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. The expense limitation shall be in effect until March 1, 2011.The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

3

HSBC Investor Growth Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$904	$1,214	$2,089
Class B Shares	$598	$856	$1,140	$2,111
Class C Shares	$298	$656	$1,140	$2,476
Class I Shares	$97	$348	$618	$1,390

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$904	$1,214	$2,089
Class B Shares	$198	$656	$1,140	$2,111
Class C Shares	$198	$656	$1,140	$2,476
Class I Shares	$97	$348	$618	$1,390

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, Inc., the Portfolio’s subadviser (the “Subadviser”), believes have the potential to generate superior levels of long-term profitability and growth. Such investments may include debt securities, warrants or rights that can be converted into common stock. The Portfolio may also invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers.

Additionally, the Portfolio may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as “junk bonds.” The Portfolio may invest in derivatives for hedging or cash management purposes as an alternative to investing in equity or fixed income securities.

4

HSBC Investor Growth Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

•

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure.

•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Portfolio.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s investment performance.

•

High Yield (“Junk Bonds”) Risk: The Portfolio could lose money or experience a lower rate of return if the Portfolio holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

•

Derivatives Risk: The Portfolio’s use of deriviative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Fund’s Investment Strategies and Risks” section of this prospectus.

5

HSBC Investor Growth Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

6

HSBC Investor Growth Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	Since Inception

Class A Return Before Taxes	May 7, 2004	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions	May 7, 2004	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 7, 2004	[ ]%	[ ]%	[ ]%
Class B Return Before Taxes (with applicable CDSC)	May 7, 2004	[ ]%	[ ]%	[ ]%
Class C Return Before Taxes (with applicable CDSC)	May 7, 2004	[ ]%	[ ]%	[ ]%
Class I Return Before Taxes	May 7, 2004	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%*
Lipper Large-Cap Growth Funds Average	—	[ ]%	[ ]%	[ ]%*

* Since April 30, 2004.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

7

HSBC Investor Growth Fund

Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. Winslow Capital Management, Inc. is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by Clark J. Winslow, Justin H. Kelly, CFA and R. Bartlett Wear, CFA of the Subadviser. Messrs. Winslow, Kelly and Wear have been co-managers of the Portfolio since [DATE].

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A, B or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$5,000,000	N/A

* Omnibus accounts are eligible to meet the Class A minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

8

HSBC Investor Mid-Cap Fund

Summary Section

Class A, Class B, Class C and Class I Shares

Investment Objective

The investment objective of the HSBC Investor Mid-Cap Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [__] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	None
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%	None
Other operating expenses	1.20%	1.20%	1.20%	1.20%
Total other expenses	1.45%	1.45%	1.45%	1.20%
Total Annual Fund Operating Expenses	2.20%	2.95%	2.95%	1.95%
Fee waiver and/or expense reimbursement(1)(2)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.35%	2.10%	2.10%	1.10%

(1) HSBC Global Asset Management (USA), Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual waiver agreement (the “Waiver Agreement”) with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2011.The Waiver Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated by either party to the Agreement upon 90 days’ prior written notice.

(2) The Adviser has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.35% for the Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2011.The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

9

HSBC Investor Mid-Cap Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$631	$1,076	$1,547	$2,844
Class B Shares	$613	$1,033	$1,478	$2,870
Class C Shares	$313	$833	$1,478	$3,211
Class I Shares	$112	$530	$973	$2,206

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$631	$1,076	$1,547	$2,844
Class B Shares	$213	$833	$1,478	$2,870
Class C Shares	$213	$833	$1,478	$3,211
Class I Shares	$112	$530	$973	$2,206

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances at least 80% of its net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of mid-capitalization companies. Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index or within the range of companies included in the Russell Midcap Index. Investments are primarily in domestic common stocks but also may include, to a limited degree, securities of non-U.S. companies, generally through American Depositary Receipts, as well as preferred stocks, convertible securities, and rights and warrants.

Munder Capital Management, as subadviser to the Fund (“Subadviser”), uses quantitative and fundamental research to select stocks for the Fund’s portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices. The Subadviser chooses the Fund’s investments by reviewing the earnings growth, capital efficiency and valuation of all publicly traded mid-capitalization companies over the past three years and invests in approximately 65 to 85 of those companies with potential for above-average, consistent earnings growth, financial stability; attractive relative valuation; strength of industry position and management team; and favorable price changes compared to the S&P MidCap 400® Index.

The Fund may invest in derivatives for hedging or cash management purposes as an alternative to investing in equity or fixed income securities.

10

HSBC Investor Mid-Cap Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Fund’s investments increases or decreases.

•

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Medium capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure.

•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

•

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund’s investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund’s price volatility or reduce the return on your investment.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

11

HSBC Investor Mid-Cap Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31(1) for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

12

HSBC Investor Mid-Cap Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the S&P MidCap 400 Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2009)(1)

	Inception Date(2)	1 Year	5 Years	10 Years	Since Inception

Class A Return Before Taxes	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%*
Class A Return After Taxes on Distributions and Sale of Fund Shares	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%*
Class B Return Before Taxes (with applicable CDSC)	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%
Class C Return Before Taxes (with applicable CDSC)	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return Before Taxes	July 1, 1993	[ ]%	[ ]%	[ ]%	[ ]%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%	[ ]%**
Lipper Mid-Cap Growth Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%**

* Since July 1, 2000, the date of conversion to mutual fund form. See note (1) below.
** Since June 30, 1993.
(1) The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the “CIT”) maintained by HSBC Bank USA, NA, for which the Adviser had provided day-to-day portfolio management. The CIT had substantially similar investment objectives and policies as the Fund. The Subadviser assumed subadvisory responsibilities for the Fund on April 18, 2005.
The Fund calculates its performance for periods prior to July 1, 2000 by including the CIT’s total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fees and Expenses table in this prospectus (that is, adjusted to reflect estimated expenses, including the Fund’s aggregate annual operating expenses including 12b-1 fees).
The CIT was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CIT had been registered with the SEC, its performance might have been adversely affected.
(2) Prior to July 1, 1993, the CIT had a different investment objective and, therefore the performance for that time period is not included.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

13

HSBC Investor Mid-Cap Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. Munder Capital Management is the Fund’s subadviser.

Portfolio Managers

The management and investment decisions for the Fund are made by Tony Y. Dong, Geoffrey A. Wilson, Brian S. Matuszak, Andy Y. Mui and George L. Sanders II of the Subadviser. Messrs. Dong, Wilson, Matuszak, Mui and Sanders have been co-managers of the Fund since [DATE].

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A, B or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$5,000,000	N/A

  * Omnibus accounts are eligible to meet the Class A minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

14

HSBC Investor Opportunity Fund

Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the HSBC Investor Opportunity Fund (the “Fund”) is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [__] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.80%	0.80%	0.80%
Distribution (12b-1) fee	0.00%	0.75%	0.75%
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	1.25%	1.25%	1.25%
Total other expenses	1.50%	1.50%	1.50%
Total Annual Fund Operating Expenses	2.30%	3.05%	3.05%
Fee waiver and/or expense reimbursement(2)	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.65%	2.40%	2.40%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. The expense limitation shall be in effect until March 1, 2011.The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

15

HSBC Investor Opportunity Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,123	$1,613	$2,956
Class B Shares	$643	$1,081	$1,544	$2,983
Class C Shares	$343	$881	$1,544	$3,319

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,123	$1,613	$2,956
Class B Shares	$243	$881	$1,544	$2,983
Class C Shares	$243	$881	$1,544	$3,319

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 31, 2010, between $[ ] million and $[ ] billion).

The Portfolio may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Portfolio will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Portfolio may invest in derivatives for hedging purposes, cash management purposes, or to enhance return.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. When the subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Portfolio may invest all or part of its assets in cash or cash equivalents.

16

HSBC Investor Opportunity Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•

Capitalization Risk: Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure.

•

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

•

Derivatives/Leverage Risk: The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

•

Temporary Defensive Position Risk: The risk that the Portfolio may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Portfolio may temporarily invest in cash or cash equivalents.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About Investment Strategies and Risks” section of this prospectus.

17

HSBC Investor Opportunity Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

18

HSBC Investor Opportunity Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class A Return Before Taxes	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]	%
Class A Return After Taxes on Distributions	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]	%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]	%
Class B Return Before Taxes (with applicable CDSC)	June 6, 1998	[ ]%	[ ]%	[ ]%	[ ]	%
Class C Return Before Taxes (with applicable CDSC)	Nov. 4, 1998	[ ]%	[ ]%	[ ]%	[ ]	%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%	[ ]	%*
Lipper Mid-Cap Growth Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]	%*

* Since September 30, 1996.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

19

HSBC Investor Opportunity Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by Arthur J. Bauernfeind, William A. Muggia, Matthew W. Strobeck, Ethan J. Meyers, and Scott R. Emerman of the Subadviser. Messrs. Bauernfeind, Muggia, Strobeck, Meyers, and Emerman have been co-managers of the Portfolio since [DATE].

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment*
Class A, B or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the Class A minimums at the omnibus account level.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

20

HSBC Investor Opportunity Fund

Summary Section

Class I Shares

Investment Objective

The investment objective of the HSBC Investor Opportunity Fund (the “Fund”) is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [__] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee	0.80%
Distribution (12b-1) fee	None
Other expenses:
Shareholder servicing fee	None
Other operating expenses	0.22%
Total other expenses	0.22%
Total Annual Fund Operating Expenses	1.02%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.

21

HSBC Investor Opportunity Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$104	$325	$563	$1,248

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 31, 2010, between $[ ] million and $[ ] billion).

The Portfolio may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Portfolio will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Portfolio may invest in derivatives for hedging purposes, cash management purposes, or to enhance return.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser, uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Portfolio may invest all or part of its assets in cash or cash equivalents.

22

HSBC Investor Opportunity Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•

Capitalization Risk: Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure.

•

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

• Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

•

Derivatives/Leverage Risk: The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

•

Temporary Defensive Position Risk: The risk that the Portfolio may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Portfolio may temporarily invest in cash or cash equivalents.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About Investment Strategies and Risks” section of this prospectus.

23

HSBC Investor Opportunity Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how its performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

24

HSBC Investor Opportunity Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average. For additional information regarding these indices, see “More Information About Indices” on page [insert] of this prospectus.

Average Annual Total Returns (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class I Return Before Taxes	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return After Taxes on Distributions	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return After Taxes on Distributions and Sale of Fund Shares	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%	[ ]%*
Lipper Mid-Cap Growth Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%*

* Since September 30, 1996.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

25

HSBC Investor Opportunity Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by Arthur J. Bauernfeind, William A. Muggia, Matthew W. Strobeck, Ethan J. Meyers, and Scott R. Emerman of the Subadviser. Messrs. Bauernfeind, Muggia, Strobeck, Meyers, and Emerman have been co-managers of the Portfolio since [DATE].

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment*
Class I Shares	$5,000,000	N/A

* Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

26

HSBC Investor Overseas Equity Fund

Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the HSBC Investor Overseas Equity Fund (the “Fund”) is long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing all of its assets in the HSBC Investor International Equity Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [__] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.65%	0.65%	0.65%
Distribution (12b-1) fee	0.00%	0.75%	0.75%
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	1.56%	1.56%	1.56%
Total other expenses	1.81%	1.81%	1.81%
Total Annual Fund Operating Expenses(2)	2.49%	3.21%	3.21%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.85% for Class A Shares, 2.60% for Class B Shares and 2.60% for Class C Shares. The expense limitation shall be in effect until March 1, 2011.The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

27

HSBC Investor Overseas Equity Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$679	$1,185	$1,716	$3,165
Class B Shares	$663	$1,144	$1,650	$3,193
Class C Shares	$368	$ 944	$1,650	$3,522

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$679	$1,185	$1,716	$3,165
Class B Shares	$263	$ 944	$1,650	$3,193
Class C Shares	$263	$ 944	$1,650	$3,522

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Portfolio will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Portfolio intends to have at least three different countries other than the United States represented in its portfolio and intends to invest primarily in companies with large market capitalizations. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

AllianceBernstein L.P. is the Portfolio’s subadviser (the “Subadviser”).

The Portfolio may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, or to enhance return.

28

HSBC Investor Overseas Equity Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

•

Derivatives/Leverage Risk: The Portfiolo’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

An investment in the Funds is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About Investment Strategies and Risks” section of this prospectus.

29

HSBC Investor Overseas Equity Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

30

HSBC Investor Overseas Equity Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the MSCI EAFE Index and the Lipper International Large-Cap Value Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class A Return Before Taxes	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sept. 23, 1996	[ ]%	[ ]%	[ ]%	[ ]%
Class B Return Before Taxes (with applicable CDSC)	June 6, 1998	[ ]%	[ ]%	[ ]%	[ ]%
Class C Return Before Taxes (with applicable CDSC)	Nov. 4, 1998			[ ]%	[ ]%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	—			[ ]%	[ ]%*
Lipper International Large-Cap Value Funds Average	—			[ ]%	[ ]%*

^ During the year ended December 31, 2006, the Portfolio received a one-time payment in respect of a class action settlement which had the reqult of increasing its total return. As a result, the Fund’s total return for the year ended December 31, 2006 was higher than it would have been had the Portfolio not received the payment.
* Since December 31, 1995.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

31

HSBC Investor Overseas Equity Fund

Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. AllianceBernstein L.P. is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by the Global Value Investment Policy Group of the Subadviser. The members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Giulio Martini, and Henry D’Auria of the Subadviser. Ms. Fay and Messrs. Simms, Martini and D’Auria have been co-managers of the Portfolio since [DATE].

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment*
Class A, B or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the Class A minimums at the omnibus account level.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

32

HSBC Investor International Equity Fund

Summary Section

Class I Shares

Investment Objective

The investment objective of the HSBC Investor International Equity Fund (the “Fund”) is long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing all of its assets in the HSBC Investor International Equity Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee	0.65%
Distribution (12b-1) fee	None
Other expenses:
Shareholder servicing fee	None
Other operating expenses	0.26%
Total other expenses	0.26%
Total Annual Fund Operating Expenses	0.91%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$99	$309	$536	$1,190

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$99	$309	$536	$1,190

33

HSBC Investor International Equity Fund

Summary Section

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Portfolio will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Portfolio intends to have at least three different countries other than the United States represented in its portfolio and intends to invest primarily in companies with large market capitalizations. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

AllianceBernstein L.P. is the Portfolio’s subadviser (the “Subadviser”).

The Portfolio may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, or to enhance return.

34

HSBC Investor International Equity Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

•

Derivatives/Leverage Risk: The Portfiolo’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

An investment in the Funds is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About Investment Strategies and Risks” section of this prospectus.

35

HSBC Investor International Equity Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how its performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

[Bar Chart to be Provided]

Best Quarter:	[____]	[____]
Worst Quarter:	[____]	[____]

36

HSBC Investor International Equity Fund

Summary Section

Performance Bar Chart and Table – (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the MSCI EAFE Index and the Lipper International Large-Cap Value Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class I Return Before Taxes	January 9, 1995	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return After Taxes on Distributions	January 9, 1995	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return After Taxes on Distributions and Sale of Fund Shares	January 9, 1995	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%	[ ]%*
Lipper International Large-Cap Value Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%*

* Since December 31, 1995.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. AllianceBernstein L.P. is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by the Global Value Investment Policy Group of the Subadviser. The members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Giulio Martini, and Henry D’Auria of the Subadviser. Ms. Fay and Messrs. Simms, Martini and D’Auria have been co-managers of the Portfolio since [DATE].

37

HSBC Investor International Equity Fund

Summary Section

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Class I Shares	$5,000,000	N/A

* Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

38

HSBC Investor Value Fund

Summary Section

Class A, Class B, Class C and Class I Shares

Investment Objective

The investment objective of the HSBC Investor Value Fund (the “Fund”) is long-term growth of capital and income. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Value Portfolio (the “Portfolio”), which has the same investment objective as the Fund.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I*

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management fee	0.53%	0.53%	0.53%	0.53%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	None
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%	None
Other operating expenses	0.62%	0.62%	0.62%	0.62%
Total other expenses	0.87%	0.87%	0.87%	0.62%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.15%
Fee waiver and/or expense reimbursement(2)	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.20%	1.95%	1.95%	0.95%

(1) This table reflects the combined fees and expenses for both the Fund and the Portfolio.
(2) HSBC Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. The expense limitation shall be in effect until March 1, 2011.The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Conttract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

39

HSBC Investor Value Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$902	$1,209	$2,079
Class B Shares	$598	$854	$1,136	$2,101
Class C Shares	$298	$654	$1,136	$2,467
Class I Shares	$97	$346	$614	$1,380

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$902	$1,209	$2,079
Class B Shares	$198	$654	$1,136	$2,101
Class C Shares	$198	$654	$1,136	$2,467
Class I Shares	$97	$346	$614	$1,380

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ %] of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that NWQ Investment Management Company, LLC, as the subadviser to the Portfolio, believes possess opportunities underappreciated or misperceived by the market. The Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and/or American Depository Receipts and up to 20% of its assets in bonds and other debt securities.

The Portfolio may invest in a broad range of equity securities of U.S. and foreign companies and may invest, without limit, in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers. In addition, the Portfolio may engage in repurchase transactions and may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

40

HSBC Investor Value Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of the Portfolio’s investments increases or decreases.

•	Value Stock Risk: A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations and is subject to the risk that the valuations never improve.

•

Capitalization Risk: Large capitalization stocks may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve even greater risks due to limited product lines, market and financial or managerial resources.

•

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

•	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

•

Derivatives/Leverage Risk: The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About Investment Strategies and Risks” section of this prospectus.

41

HSBC Investor Value Fund

Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

[Bar Chart to be Provided]

Best Quarter:	[_____]	[_____]
Worst Quarter:	[_____]	[_____]

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HSBC Investor Value Fund

Summary Section

Performance Bar Chart and Table — (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 1000® Value Index and the Lipper Multi-Cap Value Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2009)

	Inception Date	1 Year	5 Year	10 Year	Since Inception

Class A Return Before Taxes	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Class B Return Before Taxes (with applicable CDSC)	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Class C Return Before Taxes (with applicable CDSC)	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Class I Return Before Taxes	May 7, 2004	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%	[ ]%	[ ]%*
Lipper Multi-Cap Value Funds Average	—	[ ]%	[ ]%	[ ]%	[ ]%*

* Since April 30, 2004.

For further information about these indices, see “More Information About Indices” on page [insert] of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. NWQ Investment Management Co., LLC is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by Jon D. Bosse and Craig (Chip) O. Bailey, Jr. of the Subadviser. Messrs. Bosse and Bailey have been co-managers of the Portfolio since [DATE].

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HSBC Investor Value Fund

Summary Section

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A, B or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$5,000,000	N/A

* Omnibus accounts are eligible to meet the Class A minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

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Additional Information About the Funds’

Investment Strategies and Risks

More About Risks and Investment Strategies

Each of the Equity Funds is a series of the HSBC Investor Funds or HSBC Advisor Funds Trust. The HSBC Investor Opportunity Fund and HSBC Investor Overseas Equity Fund/HSBC Investor International Equity Fund comprise separate series of two different investment companies—HSBC Investor Funds and HSBC Advisor Funds Trust. The Class A Shares, Class B Shares and Class C Shares of these Funds are part of the HSBC Investor Funds and the Class I Shares are part of the HSBC Advisor Funds Trust.

The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

The HSBC Investor Growth Fund, HSBC Investor Opportunity Fund, HSBC Investor Overseas Equity Fund/HSBC Investor International Equity Fund and HSBC Investor Value Fund each seeks to achieve its respective investment objective by investing all of its assets in an HSBC Investor Portfolio (the “Portfolio”) which has the same investment objective as the respective Fund. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Funds could switch to another pooled investment company or decide to manage their assets themselves. The Funds are not currently contemplating such a move.

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Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Growth Fund

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Growth Portfolio, which has the same investment objective as the Fund.

The Portfolio seeks to achieve its investment objective by investing under normal market conditions primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, Inc., the Portfolio’s Subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Such investments may include debt securities, warrants or rights that can be converted into common stock. The Portfolio may also invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers.

In addition, the Portfolio may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as “junk bonds.” The Portfolio may also invest in derivative instruments, including, but not limited to, futures contracts and options on securities, securities indices and foreign currencies, to help achieve its investment objective. The Portfolio may do so only for hedging purposes or for cash management purposes, as an alternative for investing in equity or fixed income securities.

The Subadviser uses a “growth” style of investing. The Subadviser selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The Subadviser’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the Subadviser conducts its internal research. The Subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The Subadviser seeks to outperform the Russell 1000® Growth Index.

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Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Mid-Cap Fund

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of mid-capitalization companies. Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index or within the range of companies included in the Russell Midcap Index.

Investments are primarily in domestic common stocks but also may include, to a limited degree, securities of non-U.S. companies, generally through American Depositary Receipts (“ADRs”), as well as preferred stocks, convertible securities, and rights and warrants.

Munder Capital Management, as the Fund’s subadviser, uses quantitative and fundamental research to select stocks for the Fund’s portfolio that it believes offer attractive growth opportunities and are selling at reasonable prices. The Subadviser chooses the Fund’s investments by reviewing the earnings growth, capital efficiency and valuation of all publicly traded mid-capitalization companies over the past three years and invests in approximately 65 to 85 of those companies with potential for:

•	above-average, consistent earnings growth;

•	financial stability;

•	attractive relative valuation;

•	strength of industry position and management team; and

•	favorable price changes compared to the S&P MidCap 400® Index.

The Subadviser applies risk controls designed to ensure that market cap, sector weightings, beta and style bias remain consistent over time, and takes into account technical analysis, market sentiment and other key drivers of market prices.

In addition, the Fund may invest in certain derivative instruments, including futures contracts. The Fund may do so only for hedging purposes or for cash management purposes, as an alternative for investing in equity or fixed income securities.

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Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Opportunity Fund

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Opportunity Portfolio, which has the same investment objective as the Fund.

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500® Growth Index (as of January 31, 2010, between [$13.80] million and [$14.02] billion). The Portfolio may also invest in equity securities of larger, more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment. Securities are selected based upon fundamental analysis of a company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Portfolio may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s Subadviser, uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

•	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

•

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive. As such, the Portfolio may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

The Portfolio may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures. The Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for investing directly in equity or fixed income securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Portfolio in achieving its investment objectives.

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Additional Information About the Funds’ Investment Strategies and Risks

The Portfolio may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities. Investments will be sold if they no longer meet the Portfolio’s criteria for investment.

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Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Overseas Equity Fund/HSBC Investor International Equity Fund

The Funds seek to achieve their investment objectives by investing all of their assets in the HSBC Investor International Equity Portfolio, which has the same investment objective as the Funds.

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The investing approach of AllianceBernstein L.P., the Portfolio’s subadviser, relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.

The Portfolio will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Portfolio intends to have at least three different countries other than the United States represented in its portfolio and intends to invest primarily in companies with large market capitalizations. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

The Portfolio may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. The Portfolio may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date. Additionally, the Portfolio may purchase and sell securities on a “when-issued” basis, in which a security’s price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The Portfolio may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures. The Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as an alternative for investing directly in equity or fixed income securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Portfolio in achieving its investment objectives.

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Additional Information About the Funds’ Investment Strategies and Risks

HSBC Investor Value Fund

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Value Portfolio, which has the same investment objective as the Fund.

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that NWQ Investment Management Company, LLC, as the Subadviser to the Portfolio, believes possess opportunities underappreciated or misperceived by the market. The Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and/or ADRs and up to 20% of its assets in bonds and other debt securities.

The Subadviser is a disciplined, opportunistic, bottom-up/research driven firm. Its investment philosophy emphasizes the following three critical factors with respect to each investment in the Portfolio: attractive valuation; downside protection; and identifying catalysts or inflection points. The investment process seeks to add value through active management. The process is fluid and dynamic; the Portfolio is constantly monitored using, and strictly adhering to, the Subadviser’s research and analyst driven process. The Subadviser also recognizes that active management requires taking independent, non-consensus views on companies and industries. Therefore, the Subadviser attempts to build downside protection into its process by evaluating and quantifying the risks versus the reward opportunity of every investment in the Portfolio.

In pursuing its objective, the Portfolio may invest in a broad range of equity securities of U.S. and foreign companies, including warrants or rights that can be converted into common stock, and may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers. In addition, the Portfolio may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

The Portfolio may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures. The Portfolio intends to do so primarily for hedging purposes or for cash management purposes, as an alternative for investing directly in equity or fixed income securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Portfolio in achieving its investment objectives.

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Additional Information About the Funds’ Investment Strategies and Risks

Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Each of the Funds will be subject to one or more of the following principal risks:

Equity Securities Risk: The risk that the prices of equity securities held by a Fund or Portfolio may fall over short or extended periods of time. Equity securities have greater price volatility than fixed income instruments. The value of a Fund or Portfolio that invest principally in stocks will fluctuate as the market price of its investments increases or decreases.

•

Style Risk: Securities of companies considered to be growth investments held by a Fund or Portfolio may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Large capitalization stocks held by a Fund or Portfolio may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by a Fund or Portfolio may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

•

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. A Fund or Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, however, if such hedging techniques are employed, there is no assurance that they will be successful.

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of a Fund’s or Portfolio’s investments in income-producing or fixed-income or debt securities. If interest rates rise, the value of a Fund’s or Portfolio’s investments may fall.

High Yield (“Junk Bonds”) Risk: The risk that the Fund could lose money or experience a lower rate of return if a Fund or Portfolio holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. A Fund or Portfolio could lose money if it is unable to dispose of these investments at an appropriate time.

Derivatives/Leverage Risk: Certain Funds or Portfolios may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve their investment objectives. Some Funds may do so for hedging purposes or for cash management purposes, as an alternative for investing directly in fixed income instruments, or to enhance returns. Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the net asset value of a Fund to be more volatile than if a Fund or Portfolio had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s or Portfolio’s portfolio securities. These investments could increase the volatility of a Fund’s net asset value per share and cause you to lose or reduce the return on your investment.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and

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Additional Information About the Funds’ Investment Strategies and Risks

economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors.

Temporary Defensive Position Risk: The risk that a Fund or Portfolio may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, a Fund or Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

Additional Risks

Generally, the Funds will be subject to one or more of the following additional risks:

Fixed Income Securities: A Fund could lose money or experience a lower rate of return if the Fund or Portfolio holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s or Portfolio’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to the Fund or Portfolio. If so, the Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither issued nor explicitly guaranteed by the U.S. Department of the Treasury.

Credit Risk: The Fund or Portfolio could lose money if it holds a fixed income security whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Liquidity Risk/Illiquidity Risk: Each Fund or Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund or Portfolio will not make investments of illiquid securities, to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund or Portfolio could lose money if it is unable to dispose of an investment at a time that is most beneficial.

Portfolio Turnover: Each Fund or Portfolio is actively managed and, in some cases a Fund’s or Portfolio’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Fund or Portfolio and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect a Fund’s or Portfolio’s performance.

Securities Lending: In order to generate additional income, certain Funds or Portfolios may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund or Portfolio is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by a Fund or Portfolio, there is a risk that a Fund or Portfolio may not be able to recall the securities in sufficient time to vote on material proxy matters.

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Additional Information About the Funds’ Investment Strategies and Risks

Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund or Portfolio may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

“When-Issued” Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s or Portfolio’s payment obligation with respect to that security.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when a Fund or Portfolio is not entitled to exercise its demand rights.

Mortgage-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that a Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

As of September 7, 2008, the Federal Housing Finance Agency had been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Exposure to Technology Risk: The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Funds’ investments may be impacted by developments affecting technology and technology-related stocks generally.

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Additional Information About the Funds’ Investment Strategies and Risks

Who May Want To Invest?

Equity Funds

Consider investing in an Equity Fund if you are:

•	Seeking a long-term goal such as retirement

•	Looking to add a growth component to your investment portfolio

•	Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

An Equity Fund will not be appropriate for anyone:

•	Seeking monthly income

•	Pursuing a short-term goal or investing emergency reserves

•	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

The Growth Fund, Opportunity Fund, Overseas Equity Fund/International Equity Fund and Value Fund each seeks to achieve its investment objective by investing all of the Fund’s investable assets in a corresponding series of a separate open-end investment company that has the same investment objective as the respective Fund. The underlying series of HSBC Investor Portfolios are the Growth Portfolio, Opportunity Portfolio, International Equity Portfolio and Value Portfolio, respectively. This is referred to as a “master/feeder” arrangement because one fund (the “feeder fund”) “feeds” its assets into another fund (the “master fund” or a “Portfolio”). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in a Fund. For example, if a large investor withdraws from a Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Funds. Additionally, a Portfolio may become less diverse, resulting in increased portfolio operating expenses.

Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in a Portfolio, a Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of each Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

55

Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to investment advisory contracts with HSBC Investor Funds (the “Trust”) and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, NA, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2009, HSBC managed approximately $[   ] billion in the HSBC Investor Family of Funds.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the following Portfolios may currently hire and/or terminate subadvisers without shareholder approval: the Growth Portfolio, International Equity Portfolio, Opportunity Portfolio and Value Portfolio.

The following companies serve as investment subadvisers of the Funds or Portfolios indicated below. The investment subadvisers make the day-to-day investment decisions and continuously review, supervise and administer the Fund or Portfolio investment program.

Growth Fund (Growth Portfolio): Winslow Capital Management, Inc. (“Winslow”), located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as subadviser to the Growth Portfolio. Winslow has been an investment adviser since 1992, and was privately held until December 2008, when it became a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). Nuveen Investments is a subsidiary of a holding company formed by equity investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity firm. MDP is considered a “control person” of Winslow under the Advisers Act and an “affiliate” of Winslow under the 1940 Act. As of December 31, 2009,Winslow managed approximately $[   ] billion in assets under management.

Overseas Equity Fund/International Equity Fund (International Equity Portfolio): AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, serves as subadviser to the International Equity Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. As of December 31, 2009, AllianceBernstein had approximately $[   ] billion in assets under management.

Mid-Cap Fund: Munder Capital Management (“Munder Capital”), located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063, serves as subadviser to the Mid-Cap Fund. Munder Capital, founded in 1985, manages a variety of equity and fixed income assets for institutional, high net-worth and mutual fund investors. As of December 31, 2009, Munder had approximately $[   ] billion in assets under management, representing approximately [   ] accounts.

Opportunity Fund (Opportunity Portfolio): Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser to the Opportunity Portfolio. Westfield, a partnership jointly owned by its management team owners and by Boston Private Financial Holdings, Inc. (since 1997), was founded in 1989 and supervises domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2009,Westfield had approximately $[   ] billion in assets under management, representing approximately [   ] accounts.

56

Fund Management

The Investment Adviser and Subadvisers
continued

Value Portfolio: NWQ Investment Management Co., LLC (“NWQ”), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as subadviser to the Value Portfolio. NWQ is a subsidiary of Nuveen Investments. See below for NWQ ownership description. As of December 31, 2009, NWQ had approximately $[   ] billion in assets under management.

On November 13, 2007, Nuveen Investments was acquired by equity investors led my Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity firm based in Chicago, Illinois. The investor group led by MDP includes affiliates of Merrill Lynch, which has since been acquired by Bank of America Corporation.

Each Subadviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund’s investment program.

For these advisory and management services (including any sub-advisory services), during the last fiscal year the Funds or Portfolios paid a management fee as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/09
Growth Fund	[ ]
International Equity Fund	[ ]
Mid-Cap Fund	[ ]
Opportunity Fund	[ ]
Overseas Equity Fund	[ ]
Value Fund	[ ]

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and/or sub-advisory agreements of the Funds is available, in the April 30, 2009 semi-annual report, and will be available in the April 30, 2010 semi-annual report.

57

Fund Management

Portfolio Managers

HSBC Investor Growth Fund (Growth Portfolio):

The management and investment decisions for the Growth Portfolio are made by Clark J. Winslow, Justin H. Kelly, CFA and R. Bartlett Wear, CFA. The educational background of each portfolio manager is set forth below:

•

Clark J. Winslow has served as the Chief Executive Officer, Chief Investment Officer and a portfolio manager of Winslow since 1992. Mr. Winslow has 43 years of investment experience and has managed portfolios since 1975. He began his career as an institutional research analyst in 1966. Mr. Winslow has a B.A from Yale University and an M.B.A. from the Harvard Business School.

•

Justin H. Kelly, CFA, is a Senior Managing Director and portfolio manager of Winslow and has been with the firm since 1999. Previously Mr. Kelly was a Vice President and co-head of the Technology Team at Investment Advisers, Inc. in Minneapolis from 1997-1999. For the prior four years, he was an investment banker in New York City for Prudential Securities and then Salomon Brothers. Mr. Kelly received a B.S. degree Summa Cum Laude in 1993 from Babson College where he majored in Finance/Investments. Mr. Kelly has 17 years of investment experience.

•

R. Bart Wear, CFA, is a Senior Managing Director and portfolio manager of Winslow and has been with the firm since 1997. He previously was a partner and equity manager at Baird Capital Management in Milwaukee, Wisconsin. Prior to that, he was the lead equity manager and analyst of the mid-to-large capitalization growth product at Firstar Investment Research and Management Company. Mr. Wear graduated with honors from Arizona State University in 1982 where he majored in finance. Mr. Wear has 27 years of investment experience.

HSBC Investor Overseas Equity Fund/Investor International Equity Fund (International Equity Portfolio):

The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund’s portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D’Auria and Giulio Martini.

•

Sharon Fay, CFA, is Executive Vice President and Chief Investment Officer of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on AllianceBernstein’s Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. She earned a BA from Brown University and an MBA from Harvard University.

•

Kevin Simms is co-Chief Investment Officer of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with PricewaterhouseCoopers for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

•

Giulio Martini is the head of AllianceBernstein’s currency team. Previously, he was head of the Quantitative Strategies Team within AllianceBernstein’s Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

58

Fund Management

Portfolio Managers
continued

•

Henry D’Auria, CFA, is co-Chief Investment Officer of International Value equities of AllianceBernstein as well as Chief Investment Officer of Emerging Markets Value equities. Mr. D’Auria was one of the chief architects of AllianceBernstein’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D’Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D’Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College.

HSBC Investor Mid-Cap Fund:

A team of professionals employed by Munder Capital makes investment decisions for the Fund. The team consists of Tony Y. Dong, Geoffrey A. Wilson, Brian S. Matuszak, Andy Y. Mui and George L. Sanders II. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.

•

Tony Y. Dong, CFA, Managing Director, Mid-Cap Equity and Senior Portfolio Manager of Munder Capital, has been a member of the Fund’s portfolio management team since Munder Capital became Subadviser to the Fund in April 2005. Mr. Dong joined Munder Capital’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder Capital’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder Capital in 1988 as a portfolio manager for Munder Capital’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equity in 2006.

•

Geoffrey A. Wilson, CFA, Senior Portfolio Manager is a member of Munder Capital’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since 2008. Mr. Wilson is also the lead manager of Munder Capital’s taxable and tax-managed core growth and equity investment disciplines, as well as a member of the mid-cap/small-cap blend portfolio management team. He joined Munder Capital shortly after its 1985 inception, and has been part of the teams managing large-cap core growth and core growth portfolios following Munder Capital’s GARP discipline since that time.

•

Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder Capital’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder Capital became subadviser to the Fund in April 2005. He is also a member of Munder Capital’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder Capital, marketing the Munder Funds and Munder Funds wrap products. He joined Munder Capital in May 2000.

•

Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder Capital’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since joining Munder Capital as a Senior Equity Analyst in June 2005. He has also been a member of Munder Capital’s mid-cap/small-cap blend portfolio management team since that time. Prior to joining Munder Capital, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003.

•

George L. Sanders II, Senior Equity Research Associate, has been a member of Munder Capital’s mid-cap core growth team responsible for cash management since the fourth quarter of 2006. Mr. Sanders also provides quantitative equity research for Munder Capital’s mid-capitalization (growth and value), small-capitalization (growth and value) and micro-capitalization investment disciplines. Mr. Sanders joined Munder Capital in 1995.

59

Fund Management

Portfolio Managers
continued

HSBC Investor Opportunity Fund (Opportunity Portfolio):

Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield which consists of Westfield’s security analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia.

•

Arthur J. Bauernfeind is Chairman of Westfield. Mr. Bauernfeind provides market strategy and economic outlook. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of Chief Executive Officer, President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 46 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.

•

William A. Muggia is President, Chief Executive Officer and Chief Investment Officer of Westfield covering Healthcare and Energy, and providing market strategy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment Officer since 2001. Prior to Westfield, Mr. Muggia spent two years at Alex.Brown & Sons and seven years at Kidder Peabody & Co. He has 25 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.

•

Matthew W. Strobeck is a Partner of Westfield, and covers Healthcare. Mr. Strobeck joined Westfield in 2003. Prior to Westfield, he was a consultant to the Commissioner of the Food and Drug Administration. Mr. Strobeck was also a post-doctorate fellow at MIT Center for Cancer Research. He has 5 years of investment experience. Mr. Strobeck holds an MS/MBA from Massachusetts Institute of Technology, an MS from Harvard Medical School, a PhD from the University of Cincinnati and a BS from St. Lawrence University.

•

Ethan J. Meyers is a Partner of Westfield, and covers Consumer Services, Industrials, and Information Technology. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 12 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.

•

Scott R. Emerman is a Partner of Westfield, and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Harbor Capital Management and 6 years at Dean Witter Reynolds. He has 17 years of investment experience. Mr. Emerman earned his BS from Lehigh University.

HSBC Investor Value Fund (Value Portfolio):

The management and investment decisions for the Value Portfolio are made by Jon D. Bosse, CFA, and Craig (Chip) O. Bailey, Jr. The educational background of each portfolio manager is set forth below:

•

Jon D. Bosse, CFA, Co-President and Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Craig (Chip) O. Bailey, Jr. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his B.A. from Washington University and his MBA degree from the University of Pennsylvania, Wharton School of Business.

•

Craig (Chip) O. Bailey, Jr., Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2007, Mr. Bailey served as Managing Principal of Westbourne Capital Management, LLC, a registered investment adviser he founded in 1997. Prior to that, Mr. Bailey spent 14 years with Trust Company of the West as an Equity Analyst, Assistant Director of Equity Research, and ultimately as a Managing Director in U.S. Equities. He earned a B.A. from UCLA and an M.B.A in Finance and Environmental Policy from Northwestern University’s Kellogg School of Management.

Additional information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Fund or Funds they manage is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfund.us.hsbc.com.

60

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each Fund’s shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

61

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments (current market value based on readily available market quotations) and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The value of assets in a Fund’s portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open.

The Exchange is generally not open, and the Funds do not price their shares on most national holidays and Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and may affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

62

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

The Funds offer the four classes of shares described below.

CLASS A SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B Shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.”

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,” but are also available for purchase by customers of HSBC Bank sweep programs.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section as well as to other investors who meet the investment minimums as set forth below.

63

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Investment Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Class A, B or C Shares*	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$5,000,000	N/A

* Omnibus accounts are eligible to meet the Class A minimum at the Omnibus account level.
** Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

64

Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

65

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number

•	The amount you wish to invest automatically (minimum $25)

•	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

66

Shareholder Information

Purchasing and Adding to Your Shares
continued

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, the Oversees Equity Fund/International Equity Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of these Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of these Funds’ portfolio holdings and the reflection of those changes in these Funds’ net asset value (referred to as “time zone arbitrage”). These delays may occur because these Funds have significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before these Funds calculate their respective net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time these Funds calculate their net asset values. There is a possibility that time zone arbitrage may dilute the value of these Funds’ shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

As a deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon the Funds’ request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

67

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” for details.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

68

Shareholder Information

Selling Your Shares
continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated.

69

Shareholder Information

Selling Your Shares
continued

The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

70

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A, Class B, or Class C Shares.

The Equity Funds	Class A Shares		Class B Shares	Class C Shares

Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.

Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Distribution (12b-1)** and Service Fees	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class C Shares.

Fund Expenses	Lower annual expenses than Class B or Class C Shares.		Higher annual expenses than Class A Shares.	Higher annual expenses than Class A Shares.

* The offering price of Class A shares includes the front-end sales load.

** Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

71

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ Transfer Agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the Transfer Agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

72

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Investor Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Investor Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1”) plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A, Class B and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees vary by share class as follows:

• Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

•

The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

•

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

73

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge (“CDSC”). In such cases, the CDSC will be as illustrated in the chart.

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature—Class B Shares

•

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

74

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

•	Distributions following the death or disability of shareholder.

•	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

•	Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Class I Shares

There is no sales charge on purchases of Class I Shares

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

75

Shareholder Information

Exchanging Your Shares
continued

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

76

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class A Shares than for Class B and C Shares because Class A Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on the Overseas Equity Fund/International Equity Fund and the Mid-Cap Fund are paid annually. Net capital gains, if any, for all Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

77

Shareholder Information

Dividends, Distributions and Taxes
continued

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders may be subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designating distributions of interest and short-term capital gains for an additional year, but there is no assurance that Congress will extend the provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

78

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) for the indicated periods. This information has been derived from information audited by [     ], whose report, along with the Fund’s financial statements, are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

FINANCIAL HIGHLIGHTS TO BE INCLUDED IN 485(b).

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For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File Nos. 811-04782 and 811-07583

HSB-PU-RTL 0310

HSBC Global Asset Management (USA) Inc.

HSBC Investor Money Market Funds

Ticker Symbol
	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
HSBC Investor U.S. Treasury Obligations Money Market Fund	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]

Prospectus

March 1, 2010

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

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HSBC Investor U.S. Treasury Obligations Money Market Fund                                                  Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective
The investment objective of the HSBC Investor U.S. Treasury Obligations Money Market (the “Fund”) is to provide shareholders of the Fund with liquidity and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum sales charge (load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Support Services	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%	0.75%	0.75%	0.00%	None	None	None
Other expenses
Shareholder servicing fee	0.40%	0.25%	0.25%	0.25%	0.05%	None	None
Other operating expenses(1)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total other expenses	0.55%	0.40%	0.40%	0.40%	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.75%	1.35%	1.35%	0.60%	0.30%	0.25%	0.35%
Fee waiver and/or expense reimbursement (2)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses after fee waiver and/or reimbursement	0.70%	1.30%	1.30%	0.55%	0.25%	0.20%	0.30%

(1)	Based on estimated amounts for the current fiscal year.
(2)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A

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Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated by written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$[72]	$[235]
Class B Shares	$[532]	$[623]
Class C Shares	$[532 ]	$[423]
Class D Shares	$[56]	$[187]
Class E Shares	$[26]	$[91]
Class I Shares	$[20]	$[75]
Class Y Shares	$[31]	$[107]

          You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class B Shares	$[132]	$[423]
Class C Shares	$[132 ]	$[423]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above may carry different interest rates, maturities and issue dates.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

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Principal Investment Risks
The Fund has the following principal investment risks:

Interest Rate Risk: Increases in interest rates can cause the prices of fixed-income securities to decline.

Repurchase Agreement Risk: The counterparty to a repurchase agreement may default or otherwise become unable to honor a financial obligation and the value of the Fund’s investment could decline as a result.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Fund’s Investment Strategies and Risks” section of this prospectus.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser
HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares
Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A and D Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

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**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer and investment adviser, the Fund and its advisor or distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

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Additional Information About the HSBC U.S. Treasury Obligations Money Market Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus borrowings for investment purposes, and typically investing exclusively, in a portfolio composed of obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.

The dollar-weighted average maturity of the Fund will generally be 60 days or less. The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund invests only in U.S. dollar-denominated securities and will only buy securities that present minimal credit risk.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in (1) securities guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) under its Temporary Liquidity Guarantee Program (the “TLGP”) (described below), (2) repurchase agreements that are secured with collateral guaranteed by the FDIC under the TLGP, (3) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (4) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under the TLGP, announced on October 14, 2008, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012. The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

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The Fund is subject to the following principal risks:

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Fund is not a deposit or obligation of, or guaranteed or endorsed by HSBC Bank USA, NA or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. The Fund also faces interest rate risk that could change the value of your investment. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Fund may own will decrease in value.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, the Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of the Fund will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments. The Fund may invest in short-term securities that, when interest rates decline, may affect the Fund’s yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, when interest rates increase, the Fund’s yield may lag current market rates and the value of debt instruments that the Fund may own could decrease in value.

Repurchase Agreement Risk: The use of repurchase agreements, agreements where the Fund buys a security from a seller and the seller agrees to repurchase the security at an agreed-upon price (which reflects a market rate of interest) and date, involves certain risks. If a seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon

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disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

Additional Risks

Credit Risk: The Fund could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies.

Investments in the securities enumerated as investments permissible as a temporary defensive measure pose the following additional risks:

Government Agencies and Instrumentalities Risk: Investments in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities, among others, which are not issued directly by the U.S. Government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. government or its agencies and instrumentalities or guaranteed by the FDIC’s TLGP may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Funds may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic

9

conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

The addition of securities guaranteed by the FDIC’s TLGP and repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Securities Lending Risk: The Fund may lend securities (in an amount up to 33 1/3% of Fund assets) to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses

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could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Federal Agency Securities and Government Sponsored Entity Securities Risk: Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Who May Want To Invest?

Consider investing in the Fund if you are:

•	Seeking preservation of capital
•	Investing for short-term needs
•	Have a low risk tolerance

The Fund will not be appropriate for anyone:

•	Seeking high total returns
•	Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies and engage in other investment practices. These investment strategies, as well as

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those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser’’), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract with HSBC Investor Funds (the “Trust’’).The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of [September 30, 2009], the Adviser managed approximately [$31 billion] in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs pursuant to an investment advisory agreement (“Investment Advisory Agreement’’). The Adviser also provides operational support services to the Fund pursuant to a Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund does not currently utilize any subadvisers. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

The Fund has not yet commenced operations at the date of this prospectus. The Adviser is entitled to an advisory fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets. The Adviser is also entitled to a fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets for services rendered pursuant to the Operational Support Services Agreement, except for the Class E Shares and Class I shares.

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A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement of the Fund will be available in the April 30, 2010 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator”). The services provided by the Administrator and Sub-Administrator include: providing office space, equipment and clerical personnel to the Fund, and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, L.P. serves as the distributor (the “Distributor”) of each of the Fund.

Additional information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers of the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The net asset value per share (“NAV”) of the Fund is determined every hour beginning at 10:00 a.m. on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’) The final NAV is determined at 5:00 p.m. Eastern Time. The Fund reserves the right to amend the times at which they determine NAV, or determine NAV more or less frequently.

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The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Shares of the Fund purchased on a Money Market Business Day prior to determination of the final NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for the Fund effected on a Money Market Business Day after the final NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that next Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on “Distribution Arrangements/Sales Charges.’’

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

The Fund offers the seven classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class Y Shares are subject to investment minimums as set forth below in this section.

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CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.’’

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,’’ but are also available for purchase by customers of HSBC Bank USA, NA sweep programs.

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates and certain retirement plans and are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the minimum investment.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section, as well as to other investors who meet the investment minimums as set forth below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with the Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income

15

tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

16

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2. Make your check payable to “HSBC Investor Funds’’ and include the name of the Fund on the check.

3. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment: 1. Use the investment slip attached to your statement. Or, if unavailable, 2. Include the flowing information in writing: • Fund name

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to eight days to clear. There is generally no fee for ACH transactions.

account

• Share class

• Amount invested

• Account Name

• Account number

3. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

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Electronic Purchase

Your bank must participate in the Automated Clearing House (ACH) and must be a US Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■ Your bank name, address and account number

■ The amount you wish to invest automatically (minimum $25)

■ How often you want to invest (every month, 4 times a year, twice a year or once a year)

■ Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

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Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

• Name;
• Date of birth (for individuals);
• Residential or business street address (although post office boxes are still permitted for mailing); and
• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

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The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the 1940 Act, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interest of fund shareholders, or to comply with state or Federal legal requirements.

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Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges’’ and “Exchanging Your Shares’’ for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1. Write a letter of instruction indicating:

• your Fund and account number
• amount you wish to redeem
• address where your check should be sent
• account owner signature

2. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

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Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer.

If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day. The Fund may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

          • Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.

          • Include a voided personal check.

          • Your account must have a value of $10,000 or more to start withdrawals.

• If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to

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obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days’ written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts (“IRAs’’).

2. Redemption requests requiring a signature guarantee, which include any of the following:

          • Your account address has changed within the last 15 business days;

          • The check is not being mailed to the address on your account;

          • The check is not being made payable to the owner of the account;

          • The redemption proceeds are being transferred to another Fund account with a different registration; or

          • The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Fund’s Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

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Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.

Distribution (12b-1) and Service Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or service fees.	No distribution or service fees.

Fund Expenses	Lower annual expenses than Class B or C Shares.	Higher annual expenses than Class A, D, E, I or Y Shares.	Higher annual expenses than Class A, D, E, I, or Y Shares.	Lower annual expenses than Class A, B or C Shares.	Lower annual expenses than Class A, B, C, D or Y Shares	Lower annual expenses than Class A, B, C, D, E, or Y Shares.	Lower annual expenses than Class A, B, C, or D Shares.

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Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted Distribution (“12b-1”) plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D, and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

• The 12b-1 fees vary by share class as follows:

• Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

• Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, Class E Shares and Class Y Shares.

• Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

• Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.

• The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

• In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.

• The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

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Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors purchasing shares of the Fund will ordinarily purchase either Class A Shares, Class D Shares, Class E Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC’’) when redeemed. See “Exchanging Your Shares.’’ Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of the Fund and redeemed within 4 years. In such cases, the CDSC will be:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares.

Conversion Feature—Class B Shares

• Class B Shares of the Fund will convert automatically to Class A Shares of the Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

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• After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

• You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

• If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another HSBC Investor Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

Class C Shares

Class C Shares of the Fund are available for purchase by customers of certain HSBC Bank USA, NA sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase. If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e. shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSCs:

• Distributions following the death or disability of a shareholder.

• Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

• Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

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The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

29

Exchanging Your Shares

You can exchange your shares of the Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

• Your name and telephone number

• The exact name on your account and account number

• Taxpayer identification number (usually your social security number)

• Dollar value or number of shares to be exchanged

• The name of the Fund from which the exchange is to be made

• The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Fund maintains a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

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Be sure to read carefully the prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of any fund in the HSBC Investor Family of Funds may be exchanged for Class D Shares of the Fund only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Fund in exchange for your Class A Shares of the HSBC Investor Funds.

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Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

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Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund’s SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

• The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

• Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

• The Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

• Dividends are paid monthly. Capital gains are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

• Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

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• Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

• Dividends attributable to interest income are generally taxable as ordinary income.

• Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

• If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

• Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

• Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

• There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

• You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

• As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

34

• Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend that provision.

• If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

• Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.

• There is a penalty on certain pre-retirement distributions from retirement accounts.

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For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or contact the Fund’s at:

HSBC Investor Funds

P.O. Box 182845

Columbus, Ohio 43218-2845

Telephone: 1-212-525-5750 or 1-877-244-2424

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

• For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C.
20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the
Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.
• Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-RTL-0310

36

HSBC Global Asset Management (USA) Inc.

HSBC Investor Funds

Prospectus

March 1, 2010

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND

	Class A	Class I	Class S

Ticker Symbols	HCGAX	HCGIX	[TBP]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds

	Summary Section
This section summarizes	3	HSBC Investor Global Emerging Markets Fixed Income Fund
the Fund’s investment
objectives, strategies, fees,
risks, past performance,
portfolio turnover and
portfolio managers and
provides other information
about your account and fees.

	Additional Information About the Fund’s Investment Strategies and Risks
This section provides	8	More About Risks and Investment Strategies
additional details	8	Principal Investment Risks
about the Fund’s	9	Additional Risks
investment strategies	11	Who May Want to Invest
and risks.	12	More Information About Fund Investments
	12	Portfolio Holdings

	Fund Management
Review this section	13	The Investment Adviser and Subadviser
for details on	14	Portfolio Managers
the people and	15	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Fund.

	Shareholder Information
Review this section for	16	Pricing of Fund Shares
details on how	17	Purchasing and Adding to Your Shares
shares are valued,	22	Selling Your Shares
and how to purchase,	25	Distribution Arrangements/Sales Charges
sell and exchange shares.	28	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
This section also describes	29	Exchanging Your Shares
related charges and	31	Dividends, Distributions and Taxes
payments of dividends	32	Financial Highlights
and distributions.

2

HSBC Investor Global Emerging Markets

Fixed Income Fund Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Investor Global Emerging Markets Fixed Income Fund (the “Fund”) is to maximize total return. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class S

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class S

Advisory Services	0.50%	0.50%	0.50%
Support Services	0.20%	0.10%	None
Total Management fees	0.70%	0.60%	0.50%
Distribution (12b-1) fee	0.00%	None	None
Other expenses:
Shareholder servicing fee	0.25%	None	None
Other operating expenses(1)	0.77%	0.77%	0.77%
Total other expenses	1.02%	0.77%	0.77%
Total Annual Fund Operating Expenses	1.72%	1.37%	1.27%
Fee waiver and/or expense reimbursement(2)	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.20%	0.85%	0.75%

(1) Based on estimated amounts for the current fiscal year
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser, (“Adviser”) has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

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HSBC Investor Global Emerging Markets

Fixed Income Fund Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$[ ]	$[ ]
Class I Shares	$[ ]	$[ ]
Class S Shares	$[ ]	$[ ]

4

HSBC Investor Global Emerging Markets

Fixed Income Fund Summary Section

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not commenced operations. Therefore, there is no portfolio turnover rate to report.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income securities of issuers that economically are tied to emerging markets. Such securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars. The Fund may seek to hedge certain of its exposure to non-U.S. currencies with foreign exchange futures, forward deliverable and non-forward deliverable agreements, and credit default swaps. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority (i.e., greater than 50%) of its income from its operation within the country, or has a majority (i.e., greater than 50%) of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the subadviser, Halbis Capital Management (USA) Inc. (“Halbis” or “Subadviser”), to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest all of its assets in high yield securities. The Fund may lend its securities to qualified brokers, dealers and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, or to enhance return.

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that does not exceed 8 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

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HSBC Investor Global Emerging Markets

Fixed Income Fund Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Credit Risk: The issuer of bonds may not be able to meet interest and principal payments when the bonds become due. Junk bonds have more credit risk than investment grade Bonds.

•	Interest Rate Risk: Increases in interest rates can cause the prices of the Fund’s investments in debt securities to decline.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets.

•

Derivatives/Leverage Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

•

High Yield (“Junk Bond”) Risk: The Fund could lose money or experience a lower rate of return if the fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

•

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Fund’s Investment Strategies and Risks” section of this prospectus.

Performance Information

No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“The Adviser”). Halbis Capital Management (USA) Inc. serves as the Fund’s subadviser.

Portfolio Managers

Arif Joshi, Senior Vice President, and Denise S. Simon, Managing Director, of Halbis, have been co-managers of the Fund since its commencement date (March 1, 2010).

6

HSBC Investor Global Emerging Markets

Fixed Income Fund Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular (non-retirement)	$10,000,000	N/A
Class S Shares
Regular (non-retirement)	$50,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

7

HSBC Investor Funds

Additional Information About the Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities of foreign issuers, which may be denominated in foreign currencies. In choosing corporate debt securities on behalf of the GEM Fixed Income Fund, Halbis, as Subadviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets, (iii) any unique political, economic or social conditions applicable to such issuer’s country, and (iv) other considerations the Subadviser deems appropriate. The Fund may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities).

The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

The Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by NRSROs; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under “Investment Techniques—Investments in Other Investment Companies.”

The investment objective and strategies of the Fund are not fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the interest rates, the quality of the instruments in the fund’s investment portfolio, national and international economic conditions and general market conditions.

Generally, the Fund will be subject to the following principal risks:

Credit Risk: The Fund could lose money if it holds a fixed income security whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

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HSBC Investor Funds

Additional Information About the Fund’s
Investment Strategies and Risks

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income-producing or fixed-income or debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Foreign Securities/Emerging Market Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater affect these risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives/Leverage Risk: The Fund may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve its investment objective. The Fund may do so for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, or to enhance returns. Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the net asset value of the Fund to be more volatile than if the Fund had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. These investments could increase the volatility of the Fund’s net asset value per share and cause you to lose or reduce the return on your investment.

High Yield (“Junk Bonds”) Risk: The risk that the Fund could lose money or experience a lower rate of return if the Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. The Fund could lose money if it is unable to dispose of these investments at an appropriate time.

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified’ and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, however, if such hedging techniques are employed, there is no assurance that they will be successful.

Additional Risks

Generally, the Fund will be subject to the following additional risks:

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

9

HSBC Investor Funds

Additional Information About the Fund’s
Investment Strategies and Risks

Fixed Income Securities: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to the Fund. If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

Liquidity Risk/Illiquid Securities: The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Fund will not make investments in illiquid securities, to the extent it would hold 15% of its net assets in securities deemed to be illiquid following the investment (10% for underlying money market funds). The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

Portfolio Turnover: The Fund is actively managed and, in some cases the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

Securities Lending: In order to generate additional income, the Fund may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

10

HSBC Investor Funds

Additional Information About the Fund’s
Investment Strategies and Risks

Mortgage-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer has defaulted on its obligations.

Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

Who May Want To Invest?

Consider investing in the Fund if you are:

•	Looking to add a monthly income component to your investment portfolio

•	Seeking higher potential returns than provided by money market funds

•	Willing to accept the risks of price and income fluctuations

•	Looking to add a foreign income component to your investment portfolio

•	Seeking higher potential returns than provided by other fixed-income funds, and willing to accept higher risks of price and income fluctuations than with other fixed income funds

The Fund will not be appropriate for anyone:

•	Pursuing a short-term goal

•	Who does not wish to bear the risks of a fund that invests primarily in foreign securities

11

HSBC Investor Funds

Additional Information About the Fund’s
Investment Strategies and Risks

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

12

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract with HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2009, the Adviser managed approximately $31 billion in the HSBC Investor Family of Funds. The Adviser also provides certain operational support services to the Fund pursuant to a Support Services Agreement.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently using the services of a Subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

Halbis Capital Management (USA) Inc. (“Halbis”), 452 Fifth Avenue, New York, New York 10018, is the Subadviser for the Fund pursuant to an investment sub-advisory contract with the Adviser. Halbis is a wholly owned subsidiary of Halbis Capital Management (UK) Limited and is an affiliate of the Adviser. Halbis makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs.

The Fund had not yet commenced operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), the Adviser and Subadviser are entitled to a collective management fee from the Fund at the annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements will be available in the Fund’s April 30, 2010 semi-annual report.

13

Fund Management

Portfolio Managers

Halbis’ global emerging markets fixed income management team is responsible for the day-to-day portfolio management of the Fund. The team members are Arif Joshi and Denise S. Simon.

•

Arif Joshi, CFA, Senior Vice President, Portfolio Manager. Mr. Joshi works on corporate and sovereign credit analysis, risk management, and quantitative modeling, a position he began at Atlantic Advisors, which was acquired by HSBC in June 2005. Prior to joining Atlantic Advisors in 2003, Mr. Joshi worked in San Francisco as a consultant with Strategic Management Group, advising Fortune 500 companies on finance and corporate strategy. Mr. Joshi has an M.B.A. in Finance from Columbia Business School and a B.S. in Economics from the Wharton School at the University of Pennsylvania. He is a CFA charterholder.

•

Denise S. Simon, Managing Director, Global Emerging Markets Fixed Income. Ms. Simon serves as senior portfolio manager. Prior to joining Halbis in June 2005, she was Managing Director and senior portfolio manager of Atlantic Advisors. Before Atlantic Advisors, she was a senior portfolio manager at Wasserstein Perella Emerging Markets (WPEM) where she managed global funds. Ms. Simon was also a Senior Trader in Emerging European debt and equity at Bayerische Vereinsbank in Munich from 1995-1998. From 1992-1995, she was Executive Director of Emerging Markets Trading at Lehman Brothers in London where she managed the firm’s trading operations. Ms. Simon has also held senior trading positions in Global Markets at both Kleinwort Benson and UBS. She earned a BA in International Economics from George Washington University in 1983. She also serves on the board of the U.S.-Mexican Chamber of Commerce and Pro Mujer, a micro finance, non-for profit organization that operates programs throughout Latin America.

The portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

14

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, LP serves as the distributor (the “Distributor”) of the Fund’s shares. The Distributor may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

15

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of the Fund’s investments (current market value based on readily available market quotations) and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund, plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s net asset value, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

16

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

17

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular (non-retirement)	$10,000,000	$N/A
Class S Shares
Regular (non-retirement)	$50,000,000	$N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

18

Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the Fund on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.
Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

19

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number

•	The amount you wish to invest automatically (minimum $25)

•	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

20

Shareholder Information

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the 1940 Act, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

21

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

22

Shareholder Information

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

•	Your account address has changed within the last 15 business days;

•	The check is not being mailed to the address on your account;

•	The check is not being made payable to the owner of the account;

•	The redemption proceeds are being transferred to another Fund account with a different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

23

Shareholder Information

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

24

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the HSBC Investor Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares or Class S Shares. In addition, there are no 12b-1 distribution fees paid from the Fund for Class I Shares or Class S Shares. As such, Class I Shares and Class S Shares have lower annual expenses than Class A Shares.

	Class A Shares

Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Distribution (12b-1)** and Service Fees	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s total average daily net assets attributable to Class A Shares. Higher annual expenses than Class I Shares and Class S Shares.

Fund Expenses

* The offering price of Class A Shares includes the front-end sale load.
** Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s Transfer Agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

25

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Fund’s Transfer Agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s Transfer Agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Investor Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the Transfer Agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares of HSBC Investor Funds that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Investor Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Investor Fund, the reduced initial sales charge of 4.25% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

26

Shareholder Information

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in the Fund.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Fund; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted a Distribution (“12b-1”) plan for the Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

The 12b-1 fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.

27

Shareholder Information

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

28

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the HSBC Investor Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Fund.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports, as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

29

Shareholder Information

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue — 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

30

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares and Class S Shares than for Class A Shares because Class I Shares and Class S Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

•

In most cases, dividends from the Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

31

Shareholder Information

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which (if any) qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due.

•	Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year, but there is no assurance that Congress will extend the provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre- retirement distributions from retirement accounts.

Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.

Financial Highlights

As of the fiscal year ended October 31, 2009, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

32

For more information about the Fund, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Fund at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782.

HSB-PU-GEM 1209

HSBC Global Asset Management (USA) Inc.

HSBC Investor Funds

Prospectus and Privacy Policy

March 1, 2010

Ticker Symbols

	Class A	Class I

HSBC Investor BRIC Equity Fund	HBEAX	HBEIX

HSBC Investor China Equity Fund	HIICX	HICIX

HSBC Investor India Equity Fund	HIIAX	HIIIX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

	Summary Section	5

This section summarizes each Fund’s investment objectives, strategies, fees, risks, portfolio turnover and portfolio managers and provides other information about your account.	HSBC Investor BRIC Equity Fund HSBC Investor China Equity Fund HSBC Investor China Equity Fund	5 10

	Additional Information About the Fund’s Investment Strategies and Risks	20

This section provides additional details about the Fund’s investment strategies and risks.	More About Risks and Investment Strategies	20

	Principal Investment Risks

	Additional Risks

	Who May Want to Invest

	More Information About Fund Investments	22

	Portfolio Holdings	23

	Fund Management	24

Review this section for details on the people and organizations who provide services to the Fund.	The Investment Adviser and Subadviser	24

	Portfolio Managers	25

	The Distributor, Administrator and Sub-Administrator	25

	Shareholder Information	26

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	Pricing of Fund Shares	26

	Purchasing and Adding to Your Shares	27

	Selling Your Shares	30

	Distribution Arrangements/Sales Charges	33

	Distribution and Shareholder Servicing Arrangements—Revenue Sharing	35

This section also describes related charges, and payments of dividends and distributions.	Exchanging Your Shares	35

	Delivery of Shareholder Documents	36

	Dividends, Distributions and Taxes	37

Review this section for details on selected financial statements of the Funds.	Financial Highlights

4

HSBC Investor BRIC Equity Fund	Summary Section
Class A and Class I Shares

Investment Objective
The investment objective of the HSBC Investor BRIC Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 35 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management Fee	1.20%	1.20%

Distribution (12b-1) fee	0.00%	None

Other expenses:

Shareholder servicing fee	0.25%	None

Other operating expenses(1)	1.22%	1.22%

Total other expenses	1.47%	1.22%

Acquired fund fees and expenses (2)	0.07%	0.07%

Total Annual Fund Operating Expenses	2.74%	2.49%

Fee waiver and/or expense reimbursement(3)	1.62%	1.62%

Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.12%	0.87%

5

(1)	Based on estimated amounts for the current fiscal year
(2)

Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as “Acquired Funds”).

(3)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A Shares	$[ ]	$[ ]

Class I Shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity-related securities of companies that are economically tied to Brazil, Russia, India and the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”) (“BRIC countries”). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund’s investments will generally be spread among a number of industries.

6

The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds, floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk: Equity securities have greater price volatility than fixed income instruments, causing the value of the Fund to fluctuate.

Foreign Investment Risk: Due to unstable, international political and economic conditions, and fluctuations in currency exchange rates, among other factors, investments in foreign securities are riskier than investments in U.S. securities.

Emerging Markets Risk: Investments in foreign emerging markets present greater risk than investing in foreign issuers in general due to the increased risk of political or social upheaval. Moreover, many of the emerging markets suffer periods of relative illiquidity and are characterized by significant price volatility.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in BRIC Issuers and therefore BRIC countries.

Capitalization Risk: Investments in mid-capitalization companies involve greater risk than larger, more established companies due to limited markets, product lines, financial and managerial resources.

7

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the Fund’s price volatility or reduce the return on your investment.

Portfolio Turnover Risk: In some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund’s performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Information

No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser
HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser and Sinopia Asset Management (“Sinopia”) is the Fund’s subadviser.

Portfolio Managers
Patrick Gautier, a Vice President and Equity Fund Manager at Sinopia, has managed the Fund since its commencement (March 1, 2010).

Purchasing and Selling Your Shares
Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular(non-retirement)	$10,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

8

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements—Revenue Sharing”.

9

HSBC Investor China Equity Fund	Summary Section
Class A and Class I Shares

Investment Objective
The investment objective of the HSBC Investor China Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 35 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management Fee	1.20%	1.20%

Distribution (12b-1) fee	0.00%	None

Other expenses:

Shareholder servicing fee	0.25%	None

Other operating expenses(1)	1.05%	1.05%

Total other expenses	1.30%	1.05%

Total Annual Fund Operating Expenses	2.50%	2.25%

Fee waiver and/or expense reimbursement(2)	0.50%	0.50%

Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	2.00%	1.75%

(1)	Based on estimated amounts for the current fiscal year

10

(2)

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A Shares	$[ ]	$[ ]

Class I Shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of companies that are economically tied to the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

11

The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest in a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk: Equity securities have greater price volatility than fixed income instruments, causing the value of the Fund to fluctuate.

Foreign Investment Risk: Due to unstable, international political and economic conditions, and fluctuations in currency exchange rates, among other factors, investments in foreign securities are riskier than investments in U.S. securities.

Emerging Markets Risk: Investments in foreign emerging markets present greater risk than investing in foreign issuers in general due to the increased risk of political or social upheaval. Moreover, many of the emerging markets suffer periods of relative illiquidity and are characterized by significant price volatility.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

12

Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in China issuers and therefore China.

Issuer Diversification Risk: The Fund is “non-diversified” and may concentrate a high percentage of its investments in the securities of a single issuer, increasing the Fund’s risk and making it more susceptible to a single economic, political or regulatory event.

Capitalization Risk: Investments in mid-capitalization companies involve greater risk than larger, more established companies due to limited markets, product lines, financial and managerial resources.

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the Fund’s price volatility or reduce the return on your investment.

Portfolio Turnover Risk: In some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund’s performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser
HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser and Halbis Capital Management (Hong Kong) Limited (“Halbis”) is the Fund’s subadviser.

Portfolio Managers
Richard Wong, head of the China team at Halbis, has managed the Fund since its commencement (March 1, 2010).

Purchasing and Selling Your Shares
Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

13

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular(non-retirement)	$10,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

14

HSBC Investor India Equity Fund	Summary Section
Class A and Class I Shares

Investment Objective
The investment objective of the HSBC Investor India Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management Fee	1.20%	1.20%

Distribution (12b-1) fee	0.00%	None

Other expenses:

Shareholder servicing fee	0.25%	None

Other operating expenses(1)	1.05%	1.05%

Total other expenses	1.30%	1.05%

Total Annual Fund Operating Expenses	2.50%	2.25%

Fee waiver and/or expense reimbursement(2)	0.50%	0.50%

Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	2.00%	1.75%

(1)	Based on estimated amounts for the current fiscal year

15

(2)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A Shares	$[ ]	$[ ]

Class I Shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe.

16

The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk: Equity securities have greater price volatility than fixed income instruments, causing the value of the Fund to fluctuate.

India Risk: Investing in securities of Indian companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards,

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greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in the Fund.

Foreign Investment Risk: Due to unstable, international political and economic conditions, and fluctuations in currency exchange rates, among other factors, investments in foreign securities are riskier than investments in U.S. securities.

Emerging Markets Risk: Investments in foreign emerging markets present greater risk than investing in foreign issuers in general due to the increased risk of political or social upheaval. Moreover, many of the emerging markets suffer periods of relative illiquidity and are characterized by significant price volatility.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in Indian Issuers and therefore India.

Issuer Diversification Risk: The Fund is “non-diversified” and may concentrate a high percentage of its investments in the securities of a single issuer, increasing the Fund’s risk and making it more susceptible to a single economic, political or regulatory event.

Capitalization Risk: Investments in mid-capitalization companies involve greater risk than larger, more established companies due to limited markets, product lines, financial and managerial resources.

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the Fund’s price volatility or reduce the return on your investment.

Portfolio Turnover Risk: In some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund’s performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

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Investment Adviser
 HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser and HSBC Investments (Singapore) Limited (“HSBC Singapore”) is the Fund’s subadviser.

Portfolio Managers
Sanjiv Duggal, a fund manager in the Asian equities team at HSBC Singapore, has managed the Fund since its commencement (March 1, 2010).

Purchasing and Selling Your Shares
Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular(non-retirement)	$10,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

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Additional Information About the Funds’ Investment Strategies and Risks

More About Risks and Investment Strategies

General Risk Factors: All Funds

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Generally, each Fund will be subject to the following risks:

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

•

Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund. If so, a Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

•

Credit Risks: A Fund could lose money if the issuer of a fixed income security owned by the Funds is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in the shares of the Funds. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Funds to sell.

•

Derivatives: A Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or “derived” from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and “when-issued” securities. There are, in fact, many different types of derivative securities and many different ways to use them.

The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund’s return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

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More About Risks and Strategies

General Risk Factors: All Funds

Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

•

Foreign Securities: Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

Investments in foreign markets typically involve currency risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Funds may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, such Funds are not required to do so, and if such techniques are employed there is no assurance that they will be successful.

•

Liquidity Risk/Illiquid Securities: Each Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Funds will not invest more than 15% of their net assets in securities deemed to be illiquid. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

•

Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers’ acceptances, commercial paper or in equity securities which, in the Adviser’s opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

•	Securities Lending: Each Fund may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional

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income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Funds, there is a risk that the Funds may not be able to recall the securities in sufficient time to vote on material proxy matters.

Repurchase Agreements: The use of repurchase agreements, agreements where a Fund buys a security from a seller and the seller agrees to repurchase the security at an agreed-upon price (which reflects a market rate of interest) and date, involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

There is also a risk that the seller may become insolvent and subject to liquidation.

•

Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, a Fund may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

The SAI contains detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

Specific Risk Factors: “When-Issued” Securities
(India and China Funds):

The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than the Fund’s payment obligation with respect to that security.

Specific Risk Factors: Mortgage-Backed Securities
(India and China Funds):

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer has defaulted on its obligations.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to investment advisory contracts with HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, NA, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2008, HSBC managed approximately $31.5 billion in the HSBC Investor Family of Funds.

The Adviser is entitled to receive management fees from the Funds at the rate of 1.20% of each Funds average daily net assets. The Adviser will pay sub-advisory fees to each subadviser from such amounts.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Funds are currently utilizing the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

The following companies serve as investment subadvisers of the Funds indicated below. The investment subadvisers make the day-to-day investment decisions and continuously review, supervise and administer the Fund’s investment program.

BRIC Equity Fund: Sinopia Asset Management (“Sinopia”), an affiliate of the Adviser, serves as the investment subadviser of the Fund. Sinopia is the specialist quantitative management arm of the HSBC Group. Sinopia was founded in 1989 as part of Credit Commercial de France (now HSBC France), which was acquired by the HSBC Group in 2001. Sinopia played a key role in introducing quantitative management techniques to Europe, relying on contemporary theories of quantitative asset management to frame its strategies and define its models. Sinopia is located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France. Sinopia is an international company headquartered in Paris with subsidiaries in Hong Kong and London.

Sinopia is entitled to receive sub-advisory fees from the Adviser at an annual rate of 0.40% of the Fund’s average daily net assets.

China Equity Fund: Halbis Capital Management (Hong Kong) Limited (“Halbis”), an affiliate of the Adviser, serves as the investment subadviser of the Fund. Halbis has been selected because of its experience and expertise in managing investments in China. Halbis is located at Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

Halbis is entitled to receive sub-advisory fees from the Adviser at an annual rate of 0.55% of the Fund’s average daily net assets.

India Equity Fund: HSBC Investments (Singapore) Limited (“HSBC Singapore”), an affiliate of the Adviser, serves as the investment subadviser of the Fund. HSBC Singapore has been selected because of its experience and expertise in managing investments in India. HSBC Singapore is located at 21 Collyer Quay, #15-02 HSBC Building, Singapore 049320.

HSBC Singapore is entitled to receive sub-advisory fees from the Adviser at an annual rate of 0.55% of the Fund’s average daily net assets.

From time to time, with the approval of the Funds’ Board of Trustees, the Adviser and the subadvisers may change the allocation of the total investment advisory fee among themselves, but in no event would the total investment advisory fee be increased without shareholder approval.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and/or sub-advisory agreements will be available in the Funds’ April 30, 2010 semi-annual report.

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Fund Management

Portfolio Managers

HSBC Investor BRIC Equity Fund:

Patrick Gautier is a Vice President and Equity Fund Manager (International, Eurozone and Emerging Markets) at Sinopia. Patrick Gautier joined Sinopia’s trading team in 2000 and was responsible for international equities. In 2001, he joined the equity fund management team as an equity fund manager, in charge notably of the BRIC equity funds and the European earnings momentum strategy. Patrick holds a master degree in Banking-Finance-Risk management from the University Paris XIII.

HSBC Investor China Equity:

Richard Wong is head of the China team at Halbis and has overall responsibility for investments into the Chinese equity market. With more than 21 years experience in the finance industry, Richard first joined HSBC in 1993 as an investment manager specializing in China and Taiwan equities. He then worked for Nikko Capital Management (HK) as a senior portfolio manager for one and a half years before returning to HSBC in 1997. Richard started his career working for Moody’s Investors Service as a research associate. Richard holds a BA in Economics and Computer Science from Columbia University and an MBA in Finance from New York University.

HSBC Investor India Equity Fund:

Sanjiv Duggal is a fund manager in the Asian equities team at HSBC Singapore and has been working in the industry since 1994. Prior to joining HSBC Singapore in 2006, Sanjiv worked for Hill Samuel Group initially as an internal audit and latterly as an emerging markets fund manager. He is a fully qualified chartered accountant.

The portfolio managers’ compensation, other accounts managed, and ownership of securities in a Fund is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, LP serves as the distributor (the “Distributor”) of each Fund’s shares. The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website, located at www.investorfunds.us.hsbc.com.

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Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments (current market value based on readily available market quotations) and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund plus any applicable sales charge.

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

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Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

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All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

	Minimum Initial Investment	Minimum Subsequent Investment

Class A Shares*

Regular (non-retirement)	$1,000		$100

Retirement (IRA)	$250		$100

Automatic Investment Plan	$250		$25

Class I Shares**	$5,000,000	$	N/A

*. Omnibus accounts are eligible to meet the Class A minimum at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

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Subsequent Investment:

1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan	Directed Dividend Option

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■          Your bank name, address and account number

■          The amount you wish to invest automatically (minimum $25)

■          How often you want to invest (every month, 4 times a year, twice a year or once a year)

■          Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling
1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

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As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

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By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

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Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Fee

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares		Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge.

Less than $50,000	5.00%	5.26%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	1.00%	1.01%

Distribution (12b-1)** and Service Fees	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		No distribution or service fees.

Fund Expenses			Lower annual expenses than Class A Shares.

*	The offering price of Class A shares includes the front-end sales load.
**

Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A shares of the applicable Fund. Class A shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ transfer agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the

33

sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

•

Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Investor Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Investor Fund, the reduced initial sales charge of 4.25% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Investor Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Investor Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

34

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees
The Funds have adopted a Distribution (“12b-1”) plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

The 12b-1 fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the applicable Fund.

•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see “Selling Your Shares—Redemption Fee.”

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

35

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue — 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

36

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any net capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on the Funds are paid annually. Net capital gains, if any, for the Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

•

If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

37

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders may be subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designating distributions of interest and short-term capital gains for an additional year, but there is no assurance that Congress will extend the provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

•	Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.

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For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semiannual Reports:

Once the Funds commence operations, their annual and semi-annual reports to shareholders will contain additional information on the Funds’ investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-RTL 0209

HSBC Global Asset Management

March 1, 2010

HSBC Investor Funds

Prospectus and Privacy Policy

Ticker Symbols

Class A

Class I

HSBC Investor Climate Change Fund

HBCAX

HBCIX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS

PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds

	Summary Section
This section summarizes the	3	HSBC Investor Climate Change Fund
Fund’s investment objectives,
strategies, fees and risks, and
provides other information
about your account.

	Additional Information About the Funds’ Investment Strategies and Risks
This section provides	7	More about Risks and Investment Strategies
additional details about	8	Who May Want to Invest
the Fund’s investment strategies and risks	8	Principal Investment Risks Additional Risks
.	12	More Information About Fund Investments
	12	Portfolio Holdings

	Fund Management
Review this section	13	The Investment Adviser and Subadviser
for details on the	14	Portfolio Manager
people and organizations	14	The Distributor, Administrator and Sub-Administrator
who provide services
to the Fund.

	Shareholder Information
Review this section for	15	Pricing of Fund Shares
details on how	16	Purchasing and Adding to Your Shares
shares are valued,	21	Selling Your Shares
and how to purchase,	24	Distribution Arrangements/Sales Charges
sell and exchange shares. This section also describes	27	Distribution and Shareholder Servicing Arrangements— Revenue Sharing
related charges and	28	Exchanging Your Shares
payments of dividends	30	Dividends, Distributions and Taxes
and distributions.

	Financial Highlights
Review this section for	xx
details on selected financial
statements of the Fund.

2

HSBC Investor Climate Change Fund

Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC Investor Climate Change Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page [PAGE].

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management fee	0.80%	0.80%
Distribution (12b-1) fee	0.00%	None
Other expenses:
Shareholder servicing fee	0.25%	None
Other operating expenses(1)	1.82%	1.82%
Total other expenses	2.07%	1.82%
Total Annual Fund Operating Expenses	2.87%	2.62%
Fee waiver and/or expense reimbursement(2)	1.62%	1.62%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.25%	1.00%

(1) Based on estimated amounts for the current fiscal year

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.25% for Class A Shares and 1.00% for Class I Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

3

HSBC Investor Climate Change Fund

Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$[ ]	$[ ]
Class I Shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities (including derivatives) of U.S. and foreign “climate change companies” that are represented in the HSBC Global Climate Change Benchmark Index (“Index”). The Fund seeks to outperform the Index which is derived from a database of all listed companies trading globally with a market capitalization above $10 million.

A company is considered a “climate change company” if it is involved in activities related to climate change or is generally focused on developing ways to implement clean technologies or mitigate climate change. The Fund invests in climate change companies with a broad range of market capitalizations and will normally hold a core position of between 50 and 70 securities.

The Fund may invest in a broad range of equity securities of U.S. and foreign companies and may also invest in emerging market securities. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under “Investment Techniques—Investments in Other Investment Companies.”

4

HSBC Investor Climate Change Fund

Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk: Equity securities have greater price volatility than fixed income instruments, causing the value of the Fund to fluctuate.

Climate Change Company Related Risk: Climate change companies may be particularly susceptible to factors associated with, or relating to, changes in global and regional climates, such as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other governmental regulations, and increased costs associated with compliance with environmental or other regulations. Because the Fund focuses its investments in climate change companies, the Fund will be more susceptible to events or factors affecting these companies and may be more volatile than other mutual funds that are more diversified.

Foreign Securities Risk: Investments in foreign securities are riskier than investments in U.S. securities. Foreign securities are subject to additional risks, including international trade, currency, political, and regulatory risks.

Emerging Markets Risk: Investments in foreign emerging markets present greater risk than investing in foreign issuers in general due to the increased risk of political or social upheaval. Moreover, many of the emerging markets suffer periods of relative illiquidity and are characterized by significant price volatility.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, such as management performance and reduced demand for the issuer’s products and services.

Capitalization Risk: Investments in mid-capitalization companies involve greater risk than larger, more established companies due to limited markets, product lines, financial and managerial resources.

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the EFT, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the Fund’s price volatility or reduce the return on your investment.

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily invest in cash or cash equivalents.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Fund’s Investment Strategies and Risks” section of this prospectus.

5

HSBC Investor Climate Change Fund

Summary Section

Performance Information

No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser and Sinopia Asset Management (“Sinopia”) is the Fund’s subadviser (“Subadviser”).

Portfolio Managers

François Dossou, a Senior Vice President and Deputy Head of Equities at Sinopia, has managed the Fund since its inception.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Class A Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

Class I Shares**
Regular (non-retirement)	$10,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

6

Additional Information About the Fund’s Investment Strategies and Risks

Overview

More about Risks and Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities (including derivatives) of U.S. and foreign “climate change companies” that are represented in the Index. A company is considered a “climate change company” if it is involved in activities related to climate change such as alternative energies, water, waste and pollution, energy efficiency, low carbon emitters, or generally focused on developing ways to implement clean technologies or mitigate climate change.

The Fund invests in climate change companies with a broad range of market capitalizations which may include small and mid-cap companies.

The Fund may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock. The Fund may also invest in emerging market securities. A portion of the Fund’s holdings may be in cash or cash equivalents and the Fund may invest in floating and variable rate instruments.

The Fund may invest in other investment companies, including ETFs. The Fund will normally hold a core position of between 50 and 70 securities.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for directly investing in foreign market securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

The Fund may also engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

The Fund seeks to outperform the Index. The Index is derived from a database of all listed companies trading globally with a market capitalization above $10 million.

Companies are eligible for the Index if they generate at least 10% of their revenues from climate change activities, and meet minimum market capitalization and daily turnover criteria. As of [Date], the Index is comprised of approximately [___] stocks from developed and emerging markets, covering separate climate change themes.

The Subadviser serves as the Fund’s sub-adviser. The Subadviser, using a proprietary quantitative model, will perform a stock selection among those companies in the Index. The quantitative model seeks to score companies with a high performance potential based on a number of criteria, including earnings momentum, valuation, and profitability. This multi-criteria scoring methodology is combined with econometric analysis utilizing variables such as the business cycle, commodities and oil prices, and the company’s mid- and long-term growth prospects. The Subadviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

The Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and

7

Additional Information About the Fund’s Investment Strategies and Risks

substantially the same investment restrictions as those applicable to the Fund. Such a move is not currently contemplated. See the SAI under “Investment Techniques—Investments in Other Investment Companies.”

An investment in the Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to invest?

Consider investing in the Fund if you are:

•	Seeking a long-term goal such as retirement

•	Looking to add exposure to industries related to climate change

•	Looking to add a growth component from investments in equity securities

•	Looking to add an international component from investments in foreign equity securities

•	Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Fund will not be appropriate for anyone:

•	Seeking monthly income

•	Pursuing a short-term goal or investing emergency reserves

•	Seeking safety of principal

Principal Investment Risks

Investments in the Fund are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

Market Risk: The Fund’s performance will change daily based on many factors, including national and international economic conditions and general market conditions.

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

Climate Change Company Related Risk: Climate change companies may be particularly susceptible to factors associated with, or relating to, changes in global and regional climates, such as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other governmental regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time.

Because the Fund focuses its investments in climate change companies, the Fund will be more susceptible to events or factors affecting these companies and such events and factors will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

8

Additional Information About the Fund’s Investment Strategies and Risks

Foreign Investment Risk: Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

Emerging Markets Risk: Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively effect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services.

Capitalization Risk: Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Exchange Traded Fund Risk: The Fund may invest in shares of ETFs. ETFs generally are intended to track an underlying portfolio of securities and trade like a share of common stock. As a holder of interests in an ETF, the Fund would indirectly bear its ratable share of that fund’s expenses, including applicable management fees. At the same time, the Fund would continue to pay its own management advisory fees and other expenses. As a result, the Fund and its shareholders, in effect, may be absorbing multiple levels of certain fees with respect to investments in such exchange-traded funds.

Derivatives Risk: Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund’s investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund’s price volatility or reduce the return on your investment.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

9

Additional Information About the Fund’s Investment Strategies and Risks

General Risk Factors

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Generally, the Fund will be subject to the following risks:

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

•

Credit Risks: The Fund could lose money if the issuer of a fixed income security owned by the Fund is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in the shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

•

Derivatives: The Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or “derived” from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and “when-issued” securities. There are, in fact, many different types of derivative securities and many different ways to use them.

The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower the Fund’s return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

10

Additional Information About the Fund’s Investment Strategies and Risks

•

Foreign Securities: Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

Investments in foreign markets typically involve currency risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, the Fund is not required to do so, and if such techniques are employed there is no assurance that they will be successful.

•

Liquidity Risk/Illiquid Securities: The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Fund will not make investments in illiquid securities, to the extent it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

•

Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers’ acceptances, commercial paper or in equity securities which, in the Subadviser’s opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

•

Securities Lending: The Fund may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

11

Additional Information About the Fund’s Investment Strategies and Risks

•

Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

The SAI contains detailed descriptions of the derivative securities in which the Fund may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

12

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract with HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, NA, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC” or the “HSBC Group”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of [Date], HSBC managed approximately $[___] in the HSBC Investor Family of Funds.

The Adviser is entitled to receive management fees from the Fund at the rate of 0.80% of the Fund’s average daily net assets. The Adviser will pay sub-advisory fees to the sub-adviser from such amounts.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently utilizing the services of a sub-adviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.

Sinopia, an affiliate of the Adviser, serves as the investment sub-adviser of the Fund, makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. Sinopia is the specialist quantitative management arm of the HSBC Group. Sinopia was founded in 1989 as part of Credit Commercial de France (now HSBC France), which was acquired by the HSBC Group in 2001. Sinopia played a key role in introducing quantitative management techniques to Europe, relying on contemporary theories of quantitative asset management to frame its strategies and define its models. Sinopia is located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France. Sinopia is an international company headquartered in Paris with subsidiaries in Hong Kong and London, with approximately $[ ] billion in assets under management as of [Date].

Sinopia is entitled to receive sub-advisory fees from the Adviser at an annual rate of 0.55% of the Fund’s average daily net assets.

From time to time, with the approval of the Fund’s Board of Trustees, the Adviser and the sub-adviser may change the allocation of the total investment advisory fee among themselves, but in no event would the total investment advisory fee be increased without shareholder approval.

The Fund had not yet commenced operations at the date of this prospectus. For the advisory and management services (including sub-advisory services), the Adviser and Subadviser are entitled to a collective management fee from the Fund at the annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and/or sub-advisory agreements will be available in the Fund’s April 30, 2010 semi-annual report.

13

Fund Management

Portfolio Manager

François Dossou is a Senior Vice President and Deputy Head of Equities at Sinopia. Mr. Dossou joined Sinopia in 1998 as an analyst in charge of research and financial engineering. He contributed to the development and improvement of Sinopia’s valuation models. In July 2004, Mr. Dossou joined the Equity Team as an equity fund manager in charge of the European equity market funds. Prior to joining Sinopia, Mr. Dossou worked for Greqam (a quantitative economic research association), where he conducted economic studies. Mr. Dossou graduated from ENSAI (Ecole Nationale de la Statistique et de l’Information) in 1988 with a specialized master degree in Statistics and Information Technology. He holds a master degree from EHESS (Ecole des Hautes Etudes en Sciences Sociales) in quantitative economics and econometrics.

The portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, LP serves as the distributor (the “Distributor”) of the Fund’s shares. The Distributor may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

14

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of the Fund’s investments (current market value based on readily available market quotations) and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed and Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge.

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s net asset value, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

15

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

16

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Investment minimums for either class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$5,000,000	$N/A

* Omnibus accounts are eligible to meet the Class A minimum at the omnibus account level.
** Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or shareholders who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

17

Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

18

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183.Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number

•	The amount you wish to invest automatically (minimum $25)

•	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

19

Shareholder Information

Purchasing and Adding to Your Shares
continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

20

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

21

Shareholder Information

Selling Your Shares
continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

22

Shareholder Information

Selling Your Shares
continued

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

23

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A shares includes the front-end sales load.

	Class A Shares		Class I Shares

Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge.

Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Distribution (12b-1)** and Service Fees	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares. Higher annual expenses then Class I Shares.		No distribution or service fees. Lower annual expenses than Class A Shares.

Fund Expenses

* The offering price of Class A Shares includes the front-end sales load.
** Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

24

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Fund’s transfer agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Investor Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Investor Fund, the reduced initial sales charge of 4.25% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

25

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Investor Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Investor Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees (Class A Shares)

The Fund has adopted a Distribution (“12b-1”) plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

The 12b-1 fees are assessed as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.

There are no Rule 12b-1 distribution and shareholder service fees paid from the Fund for Class I Shares.

26

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees, and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

27

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges. You should note, however, that the Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see “Selling Your Shares—Redemption Fee.”

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Fund.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

28

Shareholder Information

Exchanging Your Shares
continued

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue — 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

29

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income the Fund receives and any net capital gain that the Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on the Fund are paid annually. Net capital gains, if any, for the Fund are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable tax treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire in 2010.

•

If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for more than one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

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Shareholder Information

Dividends, Distributions and Taxes
continued

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders may be subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of witholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designating distributions of interest and short-term capital gains for an additional year, but there is no assurance that Congress will extend the provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

•	Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.

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For more information about the Fund, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

This prospectus is printed on recycled paper which is 30% post-industrial recycled fiber and manufactured using biogas energy.

The Rainforest Alliance works to conserve biodiversity and ensure sustainable livelihoods by transforming land-use practices, business practices and consumer behavior.

Finch Paper foresters manage lands in New York owned by this esteemed conservation organization.

Finch Casa Opaque contains 30% post-consumer recycled fiber.

FSC is the global benchmark for responsible forest management. The Mixed Sources label is used when a customer orders a grade that includes fiber from FSC-certified well-managed forests as well as recycled fiber and/or fiber from non-FSC-certified company controlled sources. Command’s chain-of-custody number is
SW-COC-002549.

Investment Company Act File No. 811-04782

HSB-PU-CC 0310

HSBC Global Asset Management (USA) Inc.

HSBC Investor Fixed Income Funds

Ticker Symbol
	Class A	Class B	Class C	Class I
HSBC Investor Short Duration Fixed Income Fund	HSHAX	HSHBX	HSHCX	HSHIX

Prospectus

March 1, 2010

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

Summary Section
This section summarizes the Fund’s investment objectives, strategies, fees, risks, portfolio turnover and portfolio managers and provides other information about your account.	[3]	HSBC Investor Short Duration Fixed Income Fund

Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	[5]	Principal Investment Strategies
	[9]	Principal Investment Risks
	[11]	Additional Risks
	[__]	More Information About Indices
	[12]	Who May Want to Invest
	[12]	More Information About Fund Investments
	[12]	Portfolio Holdings
	[13]	The Two-Tier Fund Structure
Fund Management
Review this section for details on the people and organizations who provide services to the Funds.	[13]	The Investment Adviser and Subadviser
	[14]	Portfolio Managers
	[14]	The Distributor, Administrator and Sub-Administrator
Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	[15]	Pricing of Fund Shares
	[15]	Purchasing and Adding to Your Shares
	[19]	Selling Your Shares
	[23]	Distribution Arrangements/Sales Charges
	[27]	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	[27]	Exchanging Your Shares
	[28]	Delivery of Shareholder Documents
	[29]	Dividends, Distributions and Taxes

Financial Highlights
Review this section for details on selected financial statements of the Fund.	[__]	Financial Highlights

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HSBC Investor Short Duration Fixed Income Fund	Summary Section
Class A, Class B, Class C and Class I

Investment Objective
The investment objective of the HSBC Investor Short Duration Fixed Income Fund (the “Fund”) is to maximize total return, consistent with preservation of capital and prudent investment management. The “total return’’ sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page [PAGE] of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page [PAGE].

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (load) Imposed on
Purchases (as a % of offering price) (1)	4.75%	None	None	None
Maximum Deferred Sales Charge (load) (as	None	4.00%	1.00%	None
a % of amount redeemed)
Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) fee	0.00%(2)	0.75%	0.75%	None
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%	None
Other operating expenses(3)	0.63%	0.63%	0.63%	0.63%
Total other expenses	0.88%	0.88%	0.88%	0.63%
Total Annual Fund Operating Expenses	1.28%	2.03%	2.03%	1.03%
Fee waiver and/or expense
reimbursement(4)	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses
after fee waiver and/or expense	0.65%	1.40%	1.40%	0.40%
reimbursement

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(1)	Lower sales charges are available depending on the amount invested.

(2)

There is a non-compensatory 12b-1 plan for Class A Shares which authorizes payments up to 0.25% of the Fund’s average daily net assets. No payments have been made under this plan and there is no current intention to charge this fee.

(3)	Based on estimated amounts for the current fiscal year.

(4)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser, (“Adviser”) has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares and 0.40% for Class I Shares.

The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated by either party to the Agreement upon 90 days’ prior written notice.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares	$[	]	$[	]
Class B Shares	$[	]	$[	]
Class C Shares	$[	]	$[	]
Class I Shares	$[	]	$[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years
Class A Shares	$[	]	$[	]
Class B Shares	$[	]	$[	]
Class C Shares	$[	]	$[	]
Class I Shares	$[	]	$[	]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s

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performance. As of the date of this prospectus, the Fund had not commenced operations. Therefore, there is no portfolio turnover rate to report.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Short Duration Fixed Income Portfolio (the “Portfolio’’), which has the same investment objective as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds’’) rated B or higher by Moody’s or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Portfolio may invest in loan participations and assignments and structured notes, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.

The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Portfolio, Halbis Capital Management (USA) Inc., as subadviser to the Portfolio (“Halbis” or “Subadviser”), focuses on sector rotation and security selection, and the yield curve. Duration management is also considered. Halbis selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The subadviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Credit Risk: The issuer of bonds may not be able to make interest and principal payments when the bonds become due.

  Interest Rate Risk: Increases in interest rates can cause the prices of the Portfolio’s investments in debt securities to decline.

  Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed foreign markets.

  Derivatives/Leverage Risk: The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

5

  High Yield (“Junk Bond”) Risk: The Portfolio could lose money or experience a lower rate of return if the Portfolio holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the Fund’s Investment Strategies and Risks” section of this prospectus.

Performance Information

No performance information is presented for the Fund because it had not commenced operations as of the date of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s and the Portfolio’s investment adviser. Halbis Capital Management (USA) Inc. serves as the Portfolio’s subadviser.

Portfolio Managers

Peter Marber, Head of Global Emerging Markets, Fixed Income and Currencies for Halbis, has managed the Fund since its inception in [DATE].

Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

	Minimum	Minimum
	Initial	Subsequent
	Investment*	Investment*
Class A, B or C Shares
Regular
(non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

Class I Shares**
Regular
(non-retirement)	$5,000,000	N/A

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

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**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Tax Information
The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

7

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer and investment adviser, the Fund, the Adviser or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. In addition, the Fund’s Adviser may engage in revenue sharing arrangements. See “Distributor and Shareholder Servicing Arrangements—Revenue Sharing”.

Additional Information About the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund’s investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. The “total return’’ sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Short Duration Fixed Income Portfolio (the “Portfolio’’), which has the same investment objective as the Fund. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

Consistent with its investment objective, the Fund:

  may invest without limitation in mortgage-related securities including mortgage-backed and asset- backed securities (which are debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables).

  may invest in fixed- and floating-rate loans, including in the form of loan participations and assignments.

  may invest in convertible securities (including preferred stocks), and may hold common stock or warrants received as a result of an exchange or tender of fixed income securities.

  may invest in municipal securities, including residual interest bonds.

  may invest in variable and floating rate securities, including up to 5% of total assets in any combination of interest-only, principal-only or inverse floater securities.

  may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including, up to 5% of its assets in securities of issuers in emerging or developing markets.

  may invest in “event-linked’’ bonds and other securities.

  may lend its securities to qualified brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

  may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, and credit default swaps, and similar types of instruments that provide exposure to investment returns of the bond market.

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  may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers’ acceptances.

  may purchase and sell securities on a when-issued or forward commitment basis, in which a security’s price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

  may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Portfolio will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to change in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

The Fund is subject to the following principal risks:

Fixed Income Instruments: The Fund could lose money or experience a lower rate of return if the Portfolio holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Portfolio’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid. If so, the Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither issued nor explicitly guaranteed by the U.S. Department of the Treasury.

  High Yield (“Junk Bonds”) Risk: The risk that the Fund could lose money or experience a lower rate of return if the Portfolio holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income instruments. The Fund could lose money if the Portfolio is unable to dispose of these investmentsat an appropriate time.

9

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Portfolio’s investments in income-producing or fixed-income or debt securities. If interest rates rise, the value of the Fund’s investments may fall.

  Credit Risk: The Fund could lose money if the Portfolio holds a fixed income security whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for high-yield bonds that are investment grade.

  Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.

  Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

Derivatives/Leverage Risk: The Portfolio may invest in derivative instruments (e.g., swaps, options, swaptions and futures contracts) to help achieve its investment objective. The Portfolio intends to do so primarily for hedging purposes, for cash management purposes, as a substitute for investing directly in equity or fixed income instruments, or as a part of a strategy to gain exposure to the characteristics of investments in foreign markets through efficient portfolio management techniques. Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities. The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund’s investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund’s price volatility or reduce the return on your investment.

Foreign Securities/Emerging Market Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Portfolio may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, however, if such hedging techniques are employed, there is no assurance that they will be successful.

Liquidity Risk/Illiquid Securities Risk: The Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Portfolio will not make investments in illiquid securities, to the extent that it would hold 15% of its net assets in securities deemed to be illiquid

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following the investment. The Portfolio could lose money if it is unable to dispose of an investment at a time that is most beneficial.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks.

As of September 7, 2008, the Federal Housing Finance Agency had been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Short Sale Risk: A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Additional Risks
Generally the Fund will be subject to the following additional risks:

Securities Lending: In order to generate additional income, the Portfolio may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Portfolio is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Portfolio, there is a risk that the Portfolio may not be able to recall the securities in sufficient time to vote on material proxy matters.

Repurchase Agreements: The use of repurchase agreements, agreements where the Portfolio buys a security from a seller and the seller agrees to repurchase the security at an agreed-upon price (which reflects a market rate of interest) and date, involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

“When-Issued” Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued”

11

transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than the Portfolio’s payment obligation with respect to that security.

Equity Securities Risk: The risk that the prices of equity securities held by the Fund may fall over short or extended periods of time. Equity securities have greater price volatility than fixed income instruments.

  Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

  Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services.

Who May Want To Invest?

Consider investing in the Fund if you are:

  Looking to add a monthly income component to your investment portfolio

  Seeking higher potential returns than provided by money market funds

  Willing to accept the risks of price and income fluctuations

The Fund will not be appropriate for anyone:

  Pursuing a short-term goal

  Investing emergency reserves

  Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies and engage in other investment practices. These investment strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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The Two-Tier Fund Structure

The Fund seeks to achieve its investment objective by investing all of the Fund’s investable assets in a corresponding series of a separate open-end investment company that has the same investment objective as the respective Fund. The underlying series of HSBC Investor Portfolios is the Short Duration Fixed Income Portfolio (i.e., the Portfolio). This is referred to as a “master/feeder’’ arrangement because one fund (the “feeder fund,” i.e., the Fund) “feeds’’ its assets into another fund (the “master fund,” i.e., the “Portfolio’’). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolio on the same terms and conditions as the Fund (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Fund. Additionally, the Portfolio may become less diverse, resulting in increased portfolio operating expenses.

Except as permitted, whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of each such Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

FUND MANAGEMENT

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc. , 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an investment advisory agreement (“Investment Advisory Agreement”) with HSBC Investor Funds. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2009, the Adviser managed approximately $31 billion in the HSBC Investor Family of Funds. The Adviser also provides certain operational support services to the Fund pursuant to a Support Services Agreement.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently using the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

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Halbis Capital Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the subadviser for the Fund pursuant to an investment sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser. Halbis is a wholly owned subsidiary of Halbis Capital Management (UK) Limited and is an affiliate of the Adviser. Halbis makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs.

The Fund has not yet commenced operations at the date of this prospectus. For these advisory and management services (including any sub-advisory services), the Adviser and Subadviser are entitled to a collective management fee from the Fund at the annual rate of 0.40% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s April 30, 2010 semi-annual report.

Portfolio Manager

Peter Marber, Head of Global Emerging Markets (“GEM”), Fixed Income and Currencies is responsible for the day-to-day portfolio management of the Fund. Mr. Marber has served as a senior investment professional for Halbis since June 2005. Prior to this, he was President of The Atlantic Advisors, LLC , an independent global emerging markets fund management company, which was acquired by HSBC in June 2005. Prior to founding Atlantic Advisors in 1999, Mr. Marber was a founding partner and President of Wasserstein Perella Emerging Markets (“WPEM”) where he managed global operations from 1993 through 1999. Before WPEM, he was Director of Emerging Markets Trading and Finances at UBS (formerly Swiss Bank Corporation), where he traded and managed global portfolios from 1987 through 1993. He also serves on the advisory board of the World Policy Institute. Mr. Marber’s education includes Université de Paris (IV)—La Sorbonne (Cert.), The Johns Hopkins University (BA) and Columbia University (MIA).

The portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfund.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator”). The services provided by the Administrator and Sub-Administrator include: providing office space, equipment and clerical personnel to the Fund, and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, L.P. serves as the distributor (the “Distributor”) of each of the Fund.

Additional information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers of the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities
Number of Shares
Outstanding

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day on which the Fund does not calculate its NAV. As a result, the Fund’s NAV may change on days when you are unable to purchase, redeem or exchange your shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or its agent, plus any applicable sales charges. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected, securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by

15

close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to receive orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid backup withholding, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Fund’s website at www.investorfunds.us.hsbc.com.

2.	Make check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

     1.  Use the investment slip attached to your account statement. Or, if unavailable,

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     2.  Include the following information in writing:

  Fund name

  Share class

  Amount invested

  Account name

  Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Your bank or broker may charge for this service.

Establish electronic purchase option on your Account Application or call 1-800-782-8183.

Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

  Your bank name, address and account number

  The amount you wish to invest automatically (minimum $25)

  How often you want to invest (every month, 4 times a year, twice a year or once a year)

  Attach a voided personal check.

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To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions (capital gains and dividends)in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

  Name;

  Date of birth (for individuals);

  Residential or business street address (although post office boxes are still permitted for mailing); and

  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

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The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

You may sell your Fund shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its Transfer Agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

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1.   Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

  your Fund and account number

  amount you wish to redeem

  address where your check should be sent

  account owner signature

2.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must indicate this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

  Make sure you have checked the appropriate box on the Account Application, or call 1- 800-782-8183.

  Include a voided personal check.

  Your account must have a value of $10,000 or more to start withdrawals.

  If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

  Your account address has changed within the last 10 business days;

  The check is not being mailed to the address on your account;

  The check is not being made payable to the owner of the account;

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  The redemption proceeds are being transferred to another Fund account with a different registration; or

  The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

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Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable and Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class I Shares.

	Class A		Class B	Class C	Class I
	Shares		Shares	Shares	Shares
Sales Charge (Load)	Percentage	Percentage of	No front-end sales	No front-end	No front-end
	of Offering	Investment	charge. A contingent	sales charge.	sales charge
Amount of Purchase	Price		deferred sales charge	A contingent
			(CDSC) may be	deferred
Less than $50,000	4.75%	4.99%	imposed on shares	sales charge
			redeemed within	(CDSC) may
$50,000 but less than $100,000	4.25%	4.44%	four years after	be imposed
			purchase. Shares	on shares
$100,000 but less than $250,000	3.50%	3.63%	automatically	redeemed
			convert to Class A	within one
			Shares after 6 years.	year after
$250,000 but less than $500,000	2.50%	2.56%		purchase.

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	1.00%	1.01%
Distribution (12b-1) and Service Fees	Subject to		Subject to	Subject to	No distribution
	shareholder servicing		combined annual	combined annual	or service fees.
	fees of up to 0.25%		distribution and	distribution and
	annually of the		shareholder	shareholder
	Fund’s total average		servicing fees of	servicing fees of
	daily net assets		up to 1.00%	up to 1.00%
	attributable to Class		annually of the	annually of the
	A Shares.		Fund’s total	Fund’s total
			average daily net	average daily net
			assets	assets attributable
			attributable to	to Class C
			Class B Shares.	Shares.
Fund Expenses	Lower annual expenses than		Higher annual	Higher annual	Lower annual
	Class B or C Shares.		expenses than	expenses than A	expenses that A,
			Class A Shares.	or I Shares	B or C Shares

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

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(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ transfer agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

  Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

  Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give theFunds’ transfer agent or the Distributor sufficient information to permit confirmationof your qualification for the right of accumulation.

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  Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

  Shares purchased by investment representatives through fee-based investment products or accounts.

  Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

  Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

  Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

  Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

  Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

  Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

  Shares purchased by tax-qualified employee benefit plans.

  Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1’’) plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A, Class B, and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

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The 12b-1 fees vary by share class as follows:

  Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

  Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C
  Shares to be higher and dividends to be lower than for Class A Shares.

  The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an “up- front’’ sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

  In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

  The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class B and Class C Shares.

  Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Class B Shares of the Fund may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge (“CDSC“). In such cases, the CDSC for the Funds will be as illustrated in the chart.

Years	CDSC as a % of
Since	Dollar Amount
Purchase	Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature—Class B Shares

  Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B
  Shares were originally purchased.

  After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

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  You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

If you sell some but not all of your class C Shares, Shares not subject to the CDSC (i.e. shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

  Distributions following the death or disability of shareholder.

  Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 701/2.

  Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see “Selling Your Shares—Redemption Fee.”

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You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

  Your name and telephone number

  The exact name on your account and account number

  Taxpayer identification number (usually your social security number)

  Dollar value or number of shares to be exchanged

  The name of the Fund from which the exchange is to be made

  The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports, as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue — 2nd Floor
New York, New York 10018

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If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares than for Class A, Class B Shares and Class C Shares because Class I Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

  The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

  Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

  Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

  Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

  Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations’’ can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non- qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

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  In most cases, dividends from the Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

  Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

  There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

  Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

  You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which (if any) qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

  If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment.
  This is known as “buying a dividend.’’

  As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.
  Backup withholding is not an additional tax, but is a method in which the IRS ensuresthat it will collect taxes otherwise due.

  Any amounts withheld may be credited against your U.S. federal income tax liability.

  Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009.

  If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre- retirement distributions from retirement accounts.

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Financial Highlights

     As of the fiscal year ended October 31, 2009, the Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

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For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds of the HSBC Investor Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com.You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold or contact the Fund at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get text-only copies:

  For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202- 551-8090 or 1-800-SEC-0330,

  Free from the SEC’s Website at www.sec.gov

Investment Company Act File No. 811-04782.

HSB-PU-RTL 0310

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STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
HSBC INVESTOR PRIME MONEY MARKET FUND
HSBC INVESTOR TAX-FREE MONEY MARKET FUND
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

P.O. Box 182845

Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds	Sub-Administrator (“Citi” or “Sub-Administrator”)
(“Adviser” or “Administrator”)
Foreside Distribution Services LP
(“Foreside” or “Distributor”)

Ticker Symbols
	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

California Tax-Free Money Market Fund	HCAXX	HCBXX	HCCXX	HCDXX	[TBP]	N/A	HCYXX

New York Tax-Free Money Market Fund	RNTXX	HNBXX	HNCXX	HNYXX	[TBP]	N/A	RYYXX

Prime Money Market Fund	REAXX	HSMXX	HMMXX	HIMXX	[TBP]	HSIXX	RMYXX

Tax-Free Money Market Fund	HBAXX	HBBXX	HBCXX	HBDXX	[TBP]	HCIXX	HBYXX

U.S. Government Money Market Fund	FTRXX	HUBXX	HUMXX	HGDXX	[TBP]	HGIXX	RGYXX

U.S. Treasury Money Market Fund	HWAXX	HTBXX	HUCXX	HTDXX	[TBP]	HBIXX	HTYXX

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUNDS DATED MARCH 1, 2010 (THE “PROSPECTUS”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectuses dated March 1, 2010 of the Trust by which shares of each Fund listed above are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

The Funds’ current audited financial statements dated October 31, 2009 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2009 as filed with the Securities and Exchange Commission (“SEC”).

March 1, 2010

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GENERAL INFORMATION

          The HSBC Investor California Tax-Free Money Market Fund (“California Tax-Free Money Market Fund”), HSBC Investor New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”), HSBC Investor Prime Money Market Fund (“Prime Money Market Fund”), HSBC Investor Tax-Free Money Market Fund (“Tax-Free Money Market Fund”), HSBC Investor U.S. Government Money Market Fund (“Government Money Market Fund”) and HSBC Investor U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”) (each a “Fund” and together, the “Funds”) are separate series of HSBC Investor Funds (the “Trust”), an open-end management investment company. Each Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. Each Fund has its own distinct investment objective and policies. Each Fund is described in this SAI. The Trust is part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolio Trust. The Trust includes certain equity, fixed income and money market funds that are covered in separate SAIs. Shares of the Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into seven separate classes: Class A, Class B, Class C, Class D, Class E (the “Class E Shares”)], Institutional Class (the “Class I Shares”), and Class Y (the “Class Y Shares”). Shares of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are divided into six separate classes: Class A, Class B, Class C, Class D, Class E and Class Y Shares.

          See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Funds’ prospectus.

          Each Fund covered by this SAI is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value (“NAV”) of $1.00 per share. There is no assurance that any Fund will be able to maintain a stable NAV of $1.00 per share. In addition, there can be no assurance that the investment objective of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

          For purposes of any minimum requirements set forth herein that are based upon a nationally recognized statistical ratings organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and California personal income taxes (“California Municipal Obligations’’). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on California Municipal Obligations, the Adviser relies on opinions of bond counsel, who may be counsel to the issuer of those obligations.

          The Fund may invest in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), fixed rate and variable rate obligations.

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          Although under normal circumstances, the Fund will invest 80% of its net assets in California Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable California Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to California State personal income taxes. The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes. In addition, income attributable to certain municipal obligations may be subject to the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

          The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions, in industrial development bonds and other municipal obligations. In view of this possible “concentration” in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the financial industry and the risks which such an investment may entail. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund’s portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

(1)

Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody’s Investors Service, Inc. (“Moody’s”), AAA or AA by Standard & Poor’s Rating Services (“Standard & Poor’s”) or AAA or AA by Fitch, Inc. (“Fitch”) or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

(2)

Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund’s investments may be concentrated in municipal notes of California issuers.); and

(3)

Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by Standard & Poor’s, or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

          Since the Fund will invest its assets in the obligations of a limited number of issuers located in California, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory

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occurrence than the value of shares of a geographically more diversified investment company would be. The Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes (“New York Municipal Obligations’’). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on municipal obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

          Although under normal circumstances, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to New York State and New York City personal income taxes. The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

          The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions, in industrial development bonds and other municipal obligations. In view of this possible “concentration” in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the financial industry and the risks which such an investment may entail. See “Investment in the Banking Industry” in the Investment Techniques section below.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund’s portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

(1)

Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody’s Investors Service (“Moody’s”), AAA or AA by Standard & Poor’s Rating Services (“Standard & Poor’s”) or AAA or AA by Fitch, Inc. (“Fitch”) or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

3

(2)

Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund’s investments may be concentrated in municipal notes of New York issuers.); and

(3)

Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

          Subject to the fundamental policy, the New York Tax-Free Money Market Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). If the Trust invests on behalf of the New York Tax-Free Money Market Fund in taxable securities, such securities will, in the opinion of the Adviser, be of comparable quality and credit risk with the Municipal Obligations described above.

          As a non-diversified fund, the Fund is not subject to the general restrictions under the 1940 Act with respect to limiting the amount of the Fund’s assets that may be invested in any one issuer; however, as a money market fund, the Fund is subject to certain diversification requirements under Rule 2a-7. Since the Fund may invest a relatively high percentage of the Fund’s assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified investment company would be. The Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects, or obligations the issuers of which are located in the same state.

HSBC INVESTOR PRIME MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

-	bank certificates of deposit (“CDs”): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

-	time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates.

-

bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

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-	prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

-	corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper).

-	municipal obligations: high-grade, short-term municipal obligations.

-	Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.

-	repurchase agreements: collateralized by U.S. Treasury or U.S. Government agency obligations.

          The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

          The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industries.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval.

          The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon

5

60 days notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

The Fund invests in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the “full faith and credit” of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association (“FNMA”), and (iii) obligations of the Federal Farm Credit Bank, respectively.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

          The investment objective of the Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

          Under normal circumstances, the Fund is required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury which have remaining maturities not exceeding thirteen months. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The Fund’s current policy is to invest exclusively in obligations of the U.S. Treasury, however the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. Additionally, the Fund may elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

          The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis. The Fund may not enter into loans of its portfolio securities, nor may the Fund invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

          The Trust intends to qualify each Fund as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of each Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

INVESTMENT TECHNIQUES

          Each Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) employs a number of investment techniques. Each

6

security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques.

          The Funds indicated in the table for each investment technique indicated below are those to which the section of disclosure is directly relevant. For the purposes of this section, the California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund are collectively referred to as “Tax-Free Money Market Funds.” Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the risks of such investments will not be material to the investment strategies employed by such Funds, although the omission of a Fund from a particular technique does not necessarily imply that such Fund is prohibited from the use of such technique in all circumstances.

	Prime Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund	Tax-Free Money Market Funds
TYPE OF INVESTMENT OR TECHNIQUE
Foreign Securities	X
Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities	X	X	X	X
Investments in Other Investment Companies	X	X		X
Lending of Portfolio Securities	X	X		X
Municipal Obligations				X
Obligations of Personal and Business Credit Institutions	X			X
Participation Interests				X
Repurchase Agreements	X	X	X*	X
Municipal Obligations				X
Selection of Money Market Investments	X	X	X	X
Sovereign and Supranational Debt Obligations	X
Stand-by Commitments				X
Taxable Securities Considerations				X
U.S. Government Securities	X	X	X	X
Variable Rate Instruments and Participation Interests				X
When-Issued Municipal Obligations				X

*	The U.S. Treasury Money Market Fund may invest in repurchase agreements collateralized by U.S. Treasury obligations.

FOREIGN SECURITIES

          The Prime Money Market Fund may invest in securities of foreign issuers. Such investments by the Prime Money Market Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

          Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities

7

may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

          All Funds may invest up to 10% of their net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

          The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES

          Subject to certain restrictions, each Fund (except for the U.S. Treasury Money Market Fund) may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act and the rules thereunder. Certain Funds have investment restrictions which limit there ability to invest in other investment companies. In particular, among other restrictions, the Prime Money Market Fund and the U.S. Government Money Market Fund may not purchase securities of open-end investment companies. (See “Investment Restrictions” for a further description of such limitations.) Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees.

          The Trust may, in the future, seek to achieve any Fund’s investment objective (subject to applicable investment restrictions) by investing all of a Fund’s assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as those applicable to the Fund. In such event, the investment advisory contract for a Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

          In cases where (1) a Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (2) the Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat 80% of its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

LENDING OF PORTFOLIO SECURITIES

          The Funds (except for the U.S. Treasury Money Market Fund) may each lend portfolio securities in an amount up to 33 1/3% of the Fund’s net assets to broker-dealers, major banks, or other recognized domestic

8

institutional borrowers of securities. Loans of portfolio securities earn income for a Fund and are collateralized by cash, cash equivalents or U.S. Government securities. A Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with a Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, a Fund must terminate the loan and vote the securities. Alternatively, a Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MUNICIPAL OBLIGATIONS

The Tax-Free Money Market Funds seek their investment objectives by investing primarily in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as “Municipal Obligations.”) In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

          The Prime Money Market Fund and the Tax-Free Money Market Funds may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Prime Money Market Fund, and Tax-Free Money Market Funds, however, will invest more than 25% of their assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by a Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

PARTICIPATION INTERESTS

          The Tax-Free Money Market Funds may purchase participation interests from banks, insurance companies or other financial institutions, in all or part of specific holdings of Municipal Obligations. Each of these Funds have the right to sell the participation interest back to the issuer and draw on the letter of credit or guarantee for all or any part of the full principal amount of the participation interest in the security, plus accrued interest. In some cases, these rights may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund’s high credit standards at the time of purchase of the participation interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of the seller. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. Each of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund will not invest more than 5% of its assets in participation interests. The California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund have no current intention of purchasing any participation interests in the foreseeable future.

9

REPURCHASE AGREEMENTS

          The Funds may invest in repurchase agreements. The U.S. Treasury Money Market Fund may invest in repurchase agreements only in respect of direct obligations of the U.S. Treasury. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to a Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. A Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of a Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

          The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Funds have each adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, each Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Funds have the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

          All repurchase agreements entered into by the Funds are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust’s Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust’s Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by a Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

SELECTION OF MONEY MARKET INVESTMENTS

          The Funds invest in fixed income securities. The value of the fixed income securities in a Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although each Fund’s investment policies are designed to minimize these changes and to maintain a NAV of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

          The Funds (except the U.S. Treasury Money Market Fund) may each invest in bank certificates of deposit and bankers’ acceptances and, with respect to the Prime Money Market Fund only, time deposits issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

          Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

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          Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Funds will each attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds will each also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by a Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Funds do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

          The Prime Money Market Fund may invest in sovereign and supranational debt obligations. To the extent the Prime Money Market Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

STAND-BY COMMITMENTS

          The Tax-Free Money Market Funds may invest in stand-by commitments. When a Fund purchases municipal obligations it may also acquire stand-by commitments from banks with respect to such municipal obligations. The Tax-Free Money Market Funds also reserve the right, and may in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, acquire stand-by commitments from broker-dealers. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at a Fund’s option a specified municipal obligation at a specified price. A stand-by commitment is the equivalent of a “put” option acquired for a Fund with respect to a particular Municipal Obligation held for it.

          Each of the Tax-Free Money Market Funds intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Tax-Free Money Market Funds to be fully invested in municipal obligations, and to the extent possible Municipal Obligations, while preserving the necessary liquidity to purchase municipal obligations on a “when-issued” basis, to meet unusually large redemptions and to purchase at a later date municipal obligations other than those subject to the stand-by commitment.

          The amount payable to a Fund upon the exercise of a stand-by commitment normally is (1) the acquisition cost of the municipal obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the underlying municipal obligation is valued at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying municipal obligation. Stand-by commitments are valued at zero for purposes of computing the NAV per share of a Fund.

          The stand-by commitments that a Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and the fact that the maturity of the underlying Municipal Obligation will generally be different from that of the commitment.

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TAXABLE SECURITIES CONSIDERATIONS

          Although the Tax-Free Money Market Funds will normally invest at least 80% of their net assets in tax exempt obligations, each Fund may invest up to 20% of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax.

          The kinds of taxable securities in which New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund’s assets may be invested are limited to the following short-term, fixed income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody’s, A-l+, A-1 or A-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of domestic banks with assets of $1 billion or more; and (4) repurchase agreements with respect to municipal obligations or other securities which the Funds are permitted to own. Under circumstances where the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund’s assets may be invested in taxable securities, the Funds may be invested in municipal obligations, the income from which is subject to the alternative minimum tax.

U.S. GOVERNMENT SECURITIES

The Funds may each invest in U.S. Government securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government except when taking a defensive position.)
          Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

          The Tax-Free Money Market Funds may each invest in variable rate instruments, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party.

          Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

          Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

          Certain floating or variable rate obligations that may be purchased by the Tax-Free Money Market Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

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          The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

“WHEN-ISSUED” MUNICIPAL OBLIGATIONS

          The Tax-Free Money Market Funds may each invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a “when-issued” or “forward delivery” municipal obligation is accrued for a Fund until delivery occurs. Although the Tax-Free Money Market Funds only make commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, each Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

          Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, a Fund may realize a capital gain, which is not exempt from federal or state income taxation.

          Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of the Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, a Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

SPECIAL RISK FACTORS

RISK FACTORS AFFECTING INVESTMENTS IN CALIFORNIA MUNICIPAL OBLIGATIONS

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   [TO BE PROVIDED IN 485(b) FILING]

          Additional information can be found on the website of the Department of Finance of the State of California at http://www.dof.ca.gov/.

RISK FACTORS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

                    [TO BE PROVIDED IN 485(B) FILING]

PORTFOLIO TRANSACTIONS

          Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for each Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for each Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for a Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

          Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or Foreside are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause each Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the

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commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer’s respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

          Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

          The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          Since the Funds invest primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

          In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers

15

who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

          During the fiscal year ended October 31, 2009, the Funds acquired securities issued by their regular broker or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2009. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

	J.P Morgan	Merrill Lynch	Morgan Stanley	UBS	Goldman Sachs	Deutsche

California Tax-Free Money Market Fund	[UPDATE]
New York Tax-Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
U.S. Government Money Market Fund

          The U.S. Treasury Money Market Fund did not acquire any securities issued by the Funds’ regular brokers, dealers or their parent companies.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Trustees of the Trust has adopted a policy and procedures relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust.

          Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are also available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

          The Trust’s website also provides information about the Funds’ portfolio holdings, sector holdings and other characteristics data twice per month, as of month-end and at mid-month, fifteen (15) days after the end of each period.. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

          The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that

16

foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper, Morningstar, Bloomberg and Standard & Poor’s Corporation.

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

          The Trust, with respect to each Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

CALIFORNIA TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. invest, under normal circumstances, less than 80% of the value of its assets in investments that derive income which is exempt from both federal income tax and the income tax of California;

          2. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption “State and Federal Restrictions” below;

          3. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          4. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in selling a portfolio security for the Fund;

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          5. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (5) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          6. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. write, purchase or sell any put or call option or any combination thereof;

          9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or “putting” such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

          10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

          For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.

          The Trust on behalf of the Fund does not, as a matter of non-fundamental operating policy:

          1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

          2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

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PRIME MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

          10. invest for the purpose of exercising control or management;

          11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction, securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

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          12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          13. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1 /2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          14. write, purchase or sell any put or call option or any combination thereof;

          15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

          16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

          17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

NEW YORK TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption “State and Federal Restrictions” below;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

20

          5. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, except that the Trust may invest all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. write, purchase or sell any put or call option or any combination thereof;

          9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or “putting” such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

          10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

          For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.

          The Trust on behalf of the New York Tax-Free Money Market Fund does not, as a matter of non-fundamental policy:

          1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

          2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

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TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          3. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1 /3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (3), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          4. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          5. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          7. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          8. invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          9. write, purchase or sell any put or call option or any combination thereof;

          10. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 8.

U.S. GOVERNMENT MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

22

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

          10. invest for the purpose of exercising control or management;

          11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction ), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein).;

          12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          13. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such

23

issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          14. write, purchase or sell any put or call option or any combination thereof;

          15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

          16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

          17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

U.S. TREASURY MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

          2. underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting;

          3. invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

          4. issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

          5. make loans or lend its portfolio securities; and

          6. purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 3.

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DIVERSIFICATION MEASURES

          Each Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 of the 1940 Act, which may allow a Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. A Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies Rule 2a-7’s maturity requirements. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

          It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          From time to time the Trust may provide annualized “yield,” “effective yield” and “tax equivalent yield” quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate a Fund’s yield, effective yield and tax equivalent yield are mandated by the SEC. The yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for a Fund assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)(365/7)] - 1

          Performance information for each Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including iMoneyNet’s Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

          Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

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          Broker-dealers and other intermediaries may charge customers direct fees in connection with an investment in a Fund, which has the effect of reducing the net return on the investment of their customers. These shareholders may be charged one or more of the following types of fees: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of a Fund for those investors.

          Conversely, the Trust has been advised that certain broker-dealers and other intermediaries may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the intermediary from a Fund, which will have the effect of increasing the net return on the investment of such shareholders. Such shareholders may be able to obtain through their intermediary quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees of the Trust, their addresses, dates of birth, position(s) held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen and other directorships held by each Trustee are set forth below.

NAME, ADDRESS, AND DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

NON-INTERESTED TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218 Date of Birth: October 29, 1955	Trustee	Indefinite; June 2008 to present	Private Investor (June 1999 – present)	[ UPDATE]	None

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218 Date of Birth: May 14, 1954	Trustee	Indefinite; June 2008 to present	Investment Consultant, self employed (2001 – present); Senior Vice President, Schroeder Investment Management (2001 – 2004)		United Church Federation; Huntington’s Disease Society; Second Congregational Church (Greenwich) Endowment, Inc.
ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner of Elkhorn Partners, L.P. (a private investment partnership) (since 1989)		Penn Treaty American Corporation (insurance)

26

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 10, 1946	Trustee	Indefinite; 2005 to present	Partner, Robards & Co. LLC (investment and advisory services) (2005-present); Chief Financial Officer, American Museum of Natural History (2003-2004)	Overseas Shipholding Group (energy transportation); Ellington Financial LLC (financial services); Big Apple Circus (entertainment)

LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218 Date of Birth: December 12, 1938	Trustee	Indefinite; 1987 to present	Private Investor (2007-present); Director, Center for Teaching and Learning, University of Pennsylvania (1999-2007)	None

MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 7, 1945	Trustee	Indefinite; 1987 to present	Private Investor (2003-present); Global Multi Manager Partners (1999-2003); President of Investor Access Corporation (1981-2003)	None

INTERESTED TRUSTEE

STEPHEN J. BAKER** P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 23, 1956	Trustee	Indefinite; 2004 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. and Executive Vice President, HSBC (USA), N.A. (2003 – present)	None

*	Includes both the Funds and the underlying fund for Funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

          The names of the officers, their addresses, dates of birth, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

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NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Date of Birth: October 8, 1958	President	Indefinite; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)

ELBA VASQUEZ 452 Fifth Avenue New York, NY 10018 Date of Birth: December 14, 1961	Vice President	Indefinite; 2006 to present	Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2005 – present); Vice President of Client Services, Citi Fund Services (1996 – 2005)

MARTIN R. DEAN* 3435 Stelzer Road Columbus, OH 43219-3035 Date of Birth: November 27, 1963	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Citi Fund Services (2007– present), Vice President (2000 – 2007)

JENNIFER A ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: March 5, 1972	Secretary	Indefinite; September 2008 to present	Senior Vice President, Regulatory Administration, Citi Fund Services (2005 – present); Assistant Vice President and Assistant Counsel, PFPC Inc. (fund services) (2002-2005)

F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: May 5, 1963	Assistant Secretary	Indefinite; September 2008 to present	Assistant Vice President, Regulatory Administration, Citi Fund Services (May 2008 – present); Contract Attorney, Update Legal LLC (2002 – 2008)

FREDERICK J. SCHMIDT* 585 Stewart Avenue Garden City, NY 11530 Date of Birth: July 10, 1959	Chief Compliance Officer	Term expires 2010; 2004 to present	Senior Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services (2004 – present)

            *    Mr. Dean, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

          BOARD OF TRUSTEES

          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

COMMITTEES

          The Trustees of the Trust have established an Audit Committee, a Valuation and Investment Oversight Committee Nominating and Corporate Governance Committee and a Contracts and Expense Committee for the Trust.

          Audit Committee

          The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr.

28

Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention and compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee held five meetings during the last fiscal year.

          Valuation and Investment Oversight Committee

          The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to Trust series that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee was formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Investment Oversight Committee met once during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not meet during the most recent fiscal year, prior to their disbandment.

          Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. The Nominating and Corporate Governance Committee met four times during the most recent fiscal year.

          Contracts and Expense Committee

          The Contracts and Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trusts. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by (i) agreements and plans to which the Trusts are a party or direct beneficiary and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee met twice during the most recent fiscal year.

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds of the Trust (which includes the other funds of the Trust in addition to the Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2009.

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NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Non-Interested Trustees

Marcia L. Beck	None	None

Susan S. Huang	None	None

Alan S. Parsow	None	None

Thomas Robards	None	None

Larry M. Robbins	None	[ UPDATE]

Michael Seely	None	None

Interested Trustee

Stephen J. Baker	None	None

          As of [UPDATE], the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

TRUSTEE AND OFFICER COMPENSATION

          The Trust, in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Seely, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trust pays each Trustee who is not an “interested person” an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

30

	Independent Trustees						Interested Trustee

COMPENSATION FROM THE FUNDS^	Alan S. Parsow	Larry M. Robbins	Michael Seely	Thomas F. Robards	Susan S. Huang	Marcia L. Beck	Stephen. J. Baker

California Tax-Free Money Market Fund	UPDATE

Prime Money Market Fund

New York Tax – Free Money Market Fund

Tax-Free Money Market Fund

U.S. Government Money Market Fund

U.S Treasury Money Market Fund

Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (1)

Estimated Annual Benefits Upon Retirement

Total Compensation From Funds And Fund
Complex(2) Paid To Trustees

^

Effective as of April 1, 2008, the schedule of Trustee compensation changed. Prior to that date, the Trust, along with the HSBC Advisor Funds Trust and HSBC Investor Portfolios, in the aggregate (the “Trusts”), paid each Independent Trustee an annual retainer of $35,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, a fee of $5,000 for each special in-person meeting except that Mr. Robbins, as Chairman of the Board, received an annual retainer of $47,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trusts paid each Trustee who is not an “interested person” an annual retainer of $3,000 for each committee on which such Trustee served as of committee member or $4,000 for committee chairs and paid $3,000 for each committee meeting attended.

(1)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)	For these purposes, the Fund Complex consisted of [ UPDATE] Funds of the Trusts, and offshore feeder funds, as of October 31, 2009.

          None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust’s CCO. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided

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under the Compliance Services Agreement, the Trusts currently pay Citi $266,0991 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For investment advisory services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of advisory fees paid by the Funds was:

FUND	2009	2008		2007

California Tax-Free Money Market Fund	[ UPDATE]]	$375,525	*	$268,633	*

Prime Money Market Fund		$13,452,873	*	$11,362,180	*

New York Tax-Free Money Market Fund		$1,652,604		$1,305,956

Tax-Free Money Market Fund		$292,434	*	$134,896	*

U.S. Government Money Market Fund		$32,087,671	*	$7,928,962	*

U.S. Treasury Money Market Fund		$3,855,124	*	$951,933	*

*	The advisory fee does not include a deduction for a waiver.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of a Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

          The Advisory Contract for each Fund will continue in effect through December 31, 2010 with respect to each Fund, and continue thereafter provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the forgoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, National Association (“HSBC”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for a Fund.

[1] This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trusts. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

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          The Advisory Contract for the Funds provides that the Adviser will manage the portfolio of each Fund and will furnish to each of the Funds investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of each Fund.

          The Adviser and the Trust have also entered into a Support Services Agreement, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares. Support services provided by the Adviser include, among other things, (i) managing and coordinating the Fund’s operations, including the development of new product features and benefits for the Classes of shares; (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund’s officers and Trustees or to intermediaries and other providers making the Fund’s shares available to their customers; (iii) handling inquiries from account representatives, shareholders, and intermediaries and other providers, such as advising as to the status of shareholder accounts and the current yield and dividends declared, and providing explanations of matters set forth in fund documents; (iv) providing support to account representatives and intermediaries and other providers regarding Fund benefits and features; (vi) providing operational assistance to account representatives, shareholders, and intermediaries and other providers regarding opening new accounts, closing accounts and making changes to the set-up of existing accounts, including through asset allocation products, programs, services and accounts; and (vii) assisting in the preparation of shareholder communications.

          If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Funds’ shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

          The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadvisers will be mailed to shareholders within 120 days of the change in subadvisers. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees subadvisers to ensure compliance with each fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Trust’s Board of Trustees. None of the Funds covered by this SAI currently use a subadviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

          The Trust has adopted Distribution Plans (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Funds. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust that have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been

33

approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the Funds paid the following for distribution expenses:

FUND	2009	2008	2007

California Tax-Free Money Market Fund	[ UPDATE]]	$3,018	$5,501

Money Market Fund		$2,765,680	$2,100,162

New-York Tax-Free Money Market Fund		$259	$260

Tax-Free Money Market Fund		$0	$34

U.S. Government Money Market Fund		$3,060	$1,690

U.S. Treasury Money Market Fund		$686	$304

THE DISTRIBUTOR

          Foreside, ,whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Funds under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trusts related to, among other things, the review and approval of Fund selling agreements, the review of the Funds’ marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

          Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are made for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from a Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Shareholder Servicing Agents pursuant to the Shareholder Services Plan, will not exceed, on an annual basis, 0.60%, 1.00%, 1.00% and 0.25%, of a Fund’s average daily net assets represented by Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

          The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

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ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Agreement dated as of July 1, 2006, as amended June 4, 2007, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi,, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

          Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trust and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Agreement was renewed for the one (1) year period ending December 31, 2010, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

          The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$12 billion	0.0525%
In excess of $12 billion	0.0350%

          The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the underlying portfolios that reflect assets of certain funds in the complex that invest in the portfolios are not double-counted. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

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          For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of administration fees paid by the Funds was:

FUND	2009	2008		2007

California Tax-Free Money Market Fund	[ UPDATE]]	$76,578		$79,279

Money Market Fund		$3,386,971	*	$3,946,227	*

New-York Tax-Free Money Market Fund		$445,509		$513,565

Tax-Free Money Market Fund		$59,806		$40,802

U.S. Government Money Market Fund		$7,100,277	*	$2,232,851	*

U.S. Treasury Money Market Fund		$995,876	*	$280,106	*

* These administration fees do not include deductions for waivers.

TRANSFER AGENT

          Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and act as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement, Northern Trust Company acts as the custodian of each Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2009, the aggregate amount of fund accounting fees paid by each of the Funds was:

FUND	2009

California Tax-Free Money Market Fund	[ UPDATE]]

Money Market Fund

New-York Tax-Free Money Market Fund

Tax-Free Money Market Fund*

U.S. Government Money Market Fund

U.S. Treasury Money Market Fund

* These fund accounting fees do not include deductions for waivers.

SHAREHOLDER SERVICES PLAN

          The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as shareholder servicing agents (“Shareholder Servicing Agents”) that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares, Class C Shares and Class D Shares, perform certain shareholder account, administrative and service functions for such

36

customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

          The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, and Class D Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Funds for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

          The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust’s relationship with HSBC and the Adviser and consider taking all action necessary in the

37

circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

EXPENSES

          Except for the expenses paid by the Adviser and the Distributor, the Funds bear all costs of their operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the NAV of the Funds.

PROXY VOTING

          The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices C and D.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2009 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

          The NAV of each share of each class of the Funds is determined on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV for the Tax-Free Money Market Funds is determined at 12:00 (noon) Eastern time. The NAV for the U.S. Government Fund is determined at 4:00 p.m. Eastern time. The NAV for the U.S. Treasury Fund is determined at 2:00 p.m. Eastern time. The NAV for the Prime Money Market Fund is determined at 5:00 p.m. Eastern time. Shares of a Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for a Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

          The Trust uses the amortized cost method to determine the value of each Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act, with the exception of certain events where fair value pricing guidance is given and may be more appropriate.. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund’s dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses

38

or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. In the event the Board deems it necessary to establish NAVs for one or more Funds by utilizing available market quotations instead of the amortized cost method, the Board may discontinue the hourly calculation of NAVs for one or more Funds, in favor of a once-daily NAV calculation. In such circumstances, the NAV for the Funds would be determined daily at 5:00 p.m. Eastern time, until such time as the Board determines to reinstate the hourly NAV calculations. It is anticipated that the NAV of each class of shares will remain constant at $1.00, although no assurance can be given that the NAV will remain constant on a continuing basis.

          Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

          An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such shares on his behalf through the Distributor.

          Class A Shares and Class Y Shares of the Funds are continuously offered for sale by the Distributor at NAV (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a financial institution, including a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust or the Distributor (collectively, “Shareholder Servicing Agents,” and together with Securities Brokers, “Servicing Agents”). Class Y Shares are subject to certain minimum investment requirements, as are Class E and Class I Shares. Class E shares are offered primarily for investments through portal providers, intermediaries (anyone facilitating the purchase of the Funds by their clients), and institutional direct clients, if they meet the minimum investment. Class I Shares are offered primarily for direct investment by institutional investors. In addition, investment companies advised by the Adviser are eligible to invest in Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

          Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Funds. Although Class B Shares and Class C Shares of the Funds are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

          Purchases of shares of the Funds are effected on the same day the purchase order is received by the Distributor provided such order is received prior to the time designated in the Prospectus at which the NAV is calculated. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

          While there is no sales load on purchases of shares, the Distributor may receive fees from the Funds. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

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          All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Funds may exchange some or all of his Shares for shares of a corresponding class of the HSBC Investor Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Investor Funds include the HSBC World Selection Funds.

          An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other HSBC Investor Funds at NAV, and Class E Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Investor Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Funds’ Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Funds who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Funds. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. Note an exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

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          The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see the address and phone number “Shareholder Inquiries”).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

          For the fiscal year ended October 31, 2009, and 2008, the Funds paid the following shareholder servicing expenses:

Fund	2009	2008

California Tax-Free Money Market Fund	[ UPDATE]	$261,606
Money Market Fund		$10,988,891
New York Tax-Free Money Market Fund		$1,985,936
Tax-Free Money Market Fund		$182,806
U.S. Government Money Market Fund		$18,004,895
U.S. Treasury Money Market Fund		$2,491,810	*

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CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

          Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Funds and wish to sell his or her shares, Class B Shares may be subject to a CDSC. Specifically, Class B Shares of the Funds will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

          The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

          The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE — CLASS B SHARES

          Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE — CLASS C SHARES

          Class C Shares of the Funds are available for purchase by customers of HSBC sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchanges Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

          Unlike Class B Shares, Class C Shares have no conversion feature.

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REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the NAV (normally $1.00 per share for the Funds) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a CDSC. See “Contingent Deferred Sales Charge (“CDSC”) Class B Shares and Class C Shares” above. Redemptions are effected at the next calculated NAV on the day the redemption order is received by the Transfer Agent provided such order is received prior to the time designated in the Prospectus for the calculation of the final hourly NAV of the relevant class. The NAV is determined hourly, beginning at 8:00 a.m. and ending at 5:00 p.m., on each day that the U.S. bond markets are open for business. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Funds in U.S. dollars on the next Money Market Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Independent Trustees, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder; and (c) were in the best interests of the distributing Fund.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or

43

authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

          Redemption by Wire or Telephone. An investor may redeem Class A Shares or Class D Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

          Shareholders may redeem Class A Shares or Class D Shares of the Funds by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

          Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Funds from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

          If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

          Class D Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

          The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive

44

compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

          The Funds may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          The Trust declares all of each Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to each Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

          Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Funds at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

          Each Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Funds (purchased at their NAV without a sales charge).

          For this purpose, the net income of the Funds (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Funds, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Funds. Obligations held in a Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the, stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

          Since the net income of the Funds is declared as a dividend each time the net income of the Funds is determined, the NAV per share of the Funds is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the

45

Funds, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

          It is expected that the Funds will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Funds determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in a Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. Thus, the NAV per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

          The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 39 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into seven separate classes. Shares of the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are divided into five six separate classes.

          Each share of each class of the Funds represents an equal proportionate interest in a Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

          Certain Shareholder Servicing Agents have agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Funds and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

          Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate

46

voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Funds, shareholders of the Funds would be entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

          As of [ UPDATE], the following persons owned of record or beneficially 5% or more of a Fund or class of shares:

Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder

[ UPDATE]

TAXATION

FEDERAL INCOME TAX

          The following is a summary of certain U.S. federal income tax issues concerning the Funds and their shareholders. The Funds may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

          The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is

47

invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

          As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Funds intend to distribute all or substantially all of such income.

          A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If a Fund so elects, the Fund’s shareholders will be required to include additional amounts attributable to the credit in their income.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

          A distribution will be treated as paid during the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

          If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Funds, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. The 15% maximum rate for long-term capital gains is currently scheduled to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividend income is 15%. These rates do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Funds, investing in debt instruments will not generally qualify for the lower rates. The favorable treatment of qualifying dividends is scheduled to expire after 2010.

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TAX-EXEMPT INCOME

          The Tax-Free Money Market Funds intend to invest a sufficient amount of their assets in municipal securities to qualify to distribute “exempt-interest dividends” (as defined in the Code) to shareholders. Such dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders’ gross income for regular federal income tax purposes. A Fund will determine periodically which distributions will be designated as exempt-interest dividends. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when distributed from the tax-deferred retirement account. Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable. If a Fund earns income which is not eligible to be so designated, the Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

          Interest on certain types of private activity bonds is not exempt from federal income tax when received by “substantial users” (as defined in the Code). A “substantial user” generally includes any “nonexempt person” who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. A Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or “related persons’ of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

          Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although each Fund’s Adviser attempts to determine that any security it contemplates purchasing on behalf of the Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the Fund’s counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

SALE EXCHANGE OR REDEMPTION OF SHARES

          Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of each Fund’s policy to attempt to maintain a $1.00 per share NAV. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. For individuals, long-term capital gain will generally be subject to a maximum current tax rate of 15% if the shareholder’s holding period for the shares is more than one year (such rate is currently scheduled to increase to 20% after 2010). Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

          If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for

49

each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

          Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

          The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Funds except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

          Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend the provision.

50

OTHER INFORMATION

CAPITALIZATION

          The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds.

          The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds’ shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of the liquidation of the Funds, each shareholder is entitled to receive his pro rata share of the net assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2010. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

          The Trust, the Adviser, Citi and Foreside each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and Foreside from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Funds; certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

51

FINANCIAL STATEMENTS

          The Funds’ current audited financial statements dated October 31, 2009 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2009 as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

52

APPENDIX A

DESCRIPTION OF MUNICIPAL OBLIGATIONS

          Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

          The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

          Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

          (1) Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

          (2) Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

          (3) Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

          (4) Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

          Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of

A-1

municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

          The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

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APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus(+) or Minus (-)	The ratings from ‘AA’ to ‘BB’ may be modified by the addition of a plus or minus sign to show elative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A

Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1

This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-l’.

A-3

Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of-changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., ‘AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE

US. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/

This designation denotes superior credit quality. Excellent protection is VMIG 1 afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are VMIG 2 ample, although not as large as in the preceding group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and VMIG 3 cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1

Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

	1.	Leading market positions in well established industries.

	2.	High rates of return on funds employed.

	3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

	4.	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

	5.	Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes US. Public Finance securities)

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single ‘A’ rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) or Minus(-)	Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus(+)	The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F 1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX C

          HSBC INVESTOR FUNDS PROXY VOTING POLICY

          The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

          The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

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APPENDIX D

HSBC Global Asset Management (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

          The purpose of this proxy voting policy is to reasonably insure that HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager’s investment advisory clients is the primary consideration in determining how proxies should be voted.

          As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

          PROXY VOTING POLICY

          It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

          HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

          In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

          Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

          Administration

          The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

          Conflicts of Interest

          HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event

D-1

a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

          Client Access to Proxy Voting Records

          A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

D-2

STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

HSBC INVESTOR BRIC EQUITY FUND
HSBC INVESTOR CHINA EQUITY FUND
HSBC INVESTOR CLIMATE CHANGE FUND
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
HSBC INVESTOR GROWTH FUND
HSBC INVESTOR INDIA EQUITY FUND
HSBC INVESTOR MID-CAP FUND
HSBC INVESTOR OPPORTUNITY FUND
HSBC INVESTOR OVERSEAS EQUITY FUND
HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
HSBC INVESTOR VALUE FUND

HSBC ADVISOR FUNDS TRUST

HSBC INVESTOR INTERNATIONAL EQUITY FUND
HSBC INVESTOR OPPORTUNITY FUND

Ticker Symbols

HSBC INVESTOR FUNDS	Class A	Class B	Class C	Class I	Class S
HSBC Investor BRIC Equity Fund	HBEAX	N/A	N/A	HBEIX	NA
HSBC Investor China Equity Fund	HIICX	N/A	N/A	HICIX	NA
HSBC Investor Climate Change Fund	HBCAX	N/A	N/A	HBCYX	NA
HSBC Investor Global Emerging Markets Fixed Income Fund	HCGAX	N/A	N/A	HCGIX	TBP
HSBC Investor Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX	NA
HSBC Investor India Equity Fund	HIIAX	N/A	N/A	HIIIX	NA
HSBC Investor Mid-Cap Fund	HMIAX	HMIBX	HSMIX	HMCTX	NA
HSBC Investor Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX	NA
HSBC Investor Overseas Equity Fund	HOEAX	HOEBX	HOECX	RINEX	NA
HSBC Investor Short Duration Fixed Income Fund	HSHAX	HSHBX	HSHCX	HSHIX	NA
HSBC Investor Value Fund	HIVAX	HIVBX	HIVCX	HIVYX	NA
HSBC ADVISOR FUNDS TRUST	HBEAX	N/A	N/A	HBEIX	NA
HSBC Investor International Equity Fund	HIICX	N/A	N/A	HICIX	NA
HSBC Investor Opportunity Fund	HBCAX	N/A	N/A	HBCYX	NA

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds	Sub-Administrator of the Funds
(“HSBC” or “Adviser” and “Administrator”)	(“Citi” or “Sub-Administrator”)

Foreside Distribution Services LP (“Distributor” or “Foreside”)

AllianceBernstein L.P., Subadviser to HSBC Investor International Equity Fund and HSBC Investor Overseas Equity Fund (“AllianceBernstein”)	NWQ Investment Management Co., LLC, Subadviser to HSBC Investor Value Fund (“NWQ”)

Halbis Capital Management (Hong Kong) Limited, Subadviser to HSBC Investor China Equity Fund (“Halbis Hong Kong”)	Sinopia Asset Management, Subadviser to HSBC Investor BRIC Equity Fund and HSBC Investor Climate Change Fund (“Sinopia”)

Halbis Capital Management (USA) Inc., Subadviser to the Fixed Income Funds (“Halbis USA”)	Winslow Capital Management, Inc, Subadviser to HSBC Investor Growth Fund (“Winslow”)

HSBC Capital Management (Singapore) Ltd., Subadviser to HSBC Investor India Equity Fund (“HSBC Singapore”)	Westfield Capital Management Company, L.P., Subadviser to HSBC Investor Opportunity Fund and Advisor Opportunity Fund (“Westfield”)

Munder Capital Management, Subadviser to HSBC Investor Mid-Cap Fund (“Munder Capital”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY ONE OR MORE OF THE PROSPECTUSES FOR THE FUNDS DATED March 1, 2010 (the “Prospectuses”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Investor Funds and HSBC Advisor Funds Trust (the “Trusts”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the relevant Prospectuses dated March 1, 2010 of the Trusts, by which shares of the Funds listed above (the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

Each Fund’s current audited financial statements (and the audited financial statements of the corresponding portfolios, for Funds with a master/feeder structure (the “Portfolios”)) dated October 31, 2009 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2009, as filed with the Securities and Exchange Commission (the “SEC”).

March 1, 2010

i

Investment Company Securities (All Funds)	24
Lending of Portfolio Securities (All Funds)	25
Money Market Securities (All Funds)	25
Mortgage Dollar Roll Transactions (Fixed Income Funds, China Fund and India Fund)	26
Mortgage-Related Securities (Fixed Income Funds, Mid Cap Fund, Investor Opportunity Fund, Advisor Opportunity Fund, China Fund and India Fund)	26

OPTIONS AND FUTURES (ALL FUNDS)	31

Options on Securities	31
Options on Securities Indices	32
Risk Factors	33
Imperfect Correlation of Hedging Instruments with the Fund’s Portfolio	33
Potential Lack of a Liquid Secondary Market	34
Options on Futures Contracts	34
Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges	34

OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS) (Mid-Cap Fund, International Funds, Climate Change Fund and Global Funds)	35

REAL ESTATE SECURITIES (Equity Funds, India Fund and China Fund)	35

REPURCHASE AGREEMENTS (All Funds)	36

SHORT-TERM TRADING (All Funds)	36

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (Global Emerging Markets Fund, Mid-Cap Fund, Opportunity Fund, International Equity Fund, Advisor Opportunity Fund, China Fund, India Fund and Climate Change Fund)	36

SPECIAL RISK FACTORS AFFECTING BRAZIL (BRIC Fund)	37

SPECIAL RISK FACTORS AFFECTING CHINA (BRIC Fund and China Fund)	37

SPECIAL RISK FACTORS AFFECTING INDIA (BRIC Fund and India Fund)	39

SPECIAL RISK FACTORS AFFECTING RUSSIA (BRIC Fund)	40

SWAPS, CAPS, FLOORS AND COLLARS (Fixed Income Funds, China Fund, India Fund and Climate Change Fund)	41

U.S. GOVERNMENT SECURITIES (All Funds)	41

WARRANTS (Global Funds, Growth Fund, International Funds, Value Fund, Mid-Cap Fund and Climate Change Fund)	42

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (Global Funds, Fixed Income Funds, Mid Cap Fund and Climate Change Fund)	42

WRITING COVERED CALLS (Global Funds, Mid Cap Fund and Climate Change Fund)	43

ZERO COUPON OBLIGATIONS (Fixed Income Funds, Mid Cap Fund, China Fund, India Fund and Climate Change Fund)	43

APPENDIX B: DESCRIPTION OF MUNICIPAL OBLIGATIONS	B-1

APPENDIX C: HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST, and HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY	C-1

APPENDIX D: PROXY VOTING POLICY AND PROCEDURES for
HSBC GLOBAL ASSET MANAGEMENT (USA) INC.,
HSBC INVESTMENTS (SINGAPORE) LIMITED,
HALBIS CAPITAL MANAGEMENT (USA) INC. and
HALBIS CAPITAL MANAGEMENT (HONG KONG) LIMITED

D-1

APPENDIX E: WESTFIELD CAPITAL, PROXY VOTING POLICY	E-1

APPENDIX F: ALLIANCEBERNSTEIN, PROXY VOTING MANUAL	F-1

APPENDIX G: NWQ, PROXY VOTING POLICY	G-1

APPENDIX H: WINSLOW, PROXY VOTING POLICY SUMMARY	H-1

APPENDIX I: MUNDER CAPITAL, PROXY VOTING POLICY SUMMARY	I-1

APPENDIX J: SINOPIA, PROXY VOTING POLICY SUMMARY	J-1

v

GENERAL INFORMATION

HSBC INVESTOR FUNDS

Each of the HSBC Investor BRIC Equity Fund (“BRIC Fund”), HSBC Investor China Equity Fund (“China Fund”), HSBC Investor Climate Change Fund (“Climate Change Fund”), HSBC Investor Global Emerging Markets Fixed Income Fund (“GEM Fixed Income Fund”), HSBC Investor Growth Fund (“Growth Fund”), HSBC Investor India Equity Fund (“India Fund”), HSBC Investor Mid-Cap Fund (“Mid-Cap Fund”), HSBC Investor Opportunity Fund (“Opportunity Fund”), HSBC Investor Overseas Equity Fund (“Overseas Equity Fund”), HSBC Investor Short Duration Fixed Income Fund (“Short Duration Fund”) and HSBC Investor Value Fund (“Value Fund”) (each a “Fund” and together the “Investor Funds”) is a series of HSBC Investor Funds (the “Investor Trust”), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is “diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), except the China Fund, GEM Fixed Income Fund and India Fund, which are non-diversified.

          Each Fund is described in this SAI. The Investor Trust also includes certain fixed income and money market funds that are covered in separate Statements of Additional Information.

          Each of the Growth Fund, Opportunity Fund, Overseas Equity Fund, Short Duration Fund and Value Fund is a feeder fund (each, a “Feeder Fund”) in a master/feeder arrangement whereby it seeks to achieve its investment objective by investing all of its assets in a series (each, an “Underlying Portfolio”) of the HSBC Investor Portfolios (the “Portfolio Trust”) which has the same investment objective as the corresponding Feeder Fund, as indicated below:

Fund	Master Portfolio (“Underlying Portfolio”)
Growth Fund	Growth Portfolio
Opportunity Fund Opportunity Fund (Advisor Trust)	Opportunity Portfolio
Overseas Equity Fund/ International Equity Fund (Advisor Trust)	International Equity Portfolio
Short Duration Fund	Short Duration Fixed Income Portfolio
Value Fund	Value Portfolio

          With respect to the Feeder Funds, the descriptions of the Funds in this SAI are inclusive of the Underlying Portfolios in which the Funds invest. The Portfolio Trust is an open-end management investment company.

          As of the date of this SAI, the Short Duration Fund has not commenced operations. For purposes of this SAI, the GEM Fixed Income Fund and Short Duration Fund are collectively referred to as the “Fixed Income Funds.”

          Shares of the GEM Fixed Income Fund are divided into three separate classes: Class A (the “Class A Shares”), Class I (the “Class I Shares”) and Class S (the “Class S Shares”). Shares of the Mid-Cap Fund are divided into four separate classes: Class A Shares, Class B (the “Class B Shares”), Class C (the “Class C Shares”) and Class I Shares. Shares of the BRIC Fund, India Fund, China Fund and Climate Change Fund are divided into two separate classes: Class A Shares and Class I Shares. Shares of each of the other Investor Funds listed above are divided into four separate classes: Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class I Shares of the Opportunity Fund and Overseas Equity Fund are offered through the Adviser Trust

          Shares of the Investor Funds are continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trusts (collectively, “Shareholder Servicing Agents”), and (iii) to customers of a securities broker that has entered into a dealer agreement or shareholder servicing agreement with the Distributor (“Securities Brokers” and together with Shareholder Servicing Agents, “Servicing Agents”). Certain share classes are subject to investment minimums. See the Prospectus and “Purchase of Shares” and “Sales Charges.”

          See “Description Of Shares, Voting Rights, and Liabilities - Investor Trust And Advisor Trust,” and “Other Information – Capitalization” for more information about the Investor Trust.

HSBC ADVISOR FUNDS TRUST

          Each of the HSBC Investor International Equity Fund (“International Equity Fund”) and HSBC Investor Opportunity Fund (“Advisor Opportunity Fund,” and together with the International Equity Fund, the “Advisor Funds”) (each a “Fund” and together with the Investor Funds, the “Funds”) is a separate series of the HSBC Advisor Funds Trust (the “Advisor Trust,” and together with the Investor Trust, the “Trusts”), an open-end, diversified management investment company. The Advisor Trust seeks to achieve the investment objective of the International Equity Fund and Advisor Opportunity Fund by investing all of each Fund’s assets in its corresponding Underlying Portfolio: the International Equity Portfolio and the Opportunity Portfolio, respectively, as set forth in the table above on page 1. Therefore, each Advisor Fund is a “Feeder Fund,” in addition to the Feeder Funds of the Investor Trust. Each Underlying Portfolio has the same investment objective as its corresponding Advisor Trust Fund. Each Underlying Portfolio is a series of the Portfolio Trust. The Advisor Funds are offered in a single class, the Class I Shares, and are offered to investment management clients of the Adviser and its affiliates, or to investors that meet certain minimum investment requirements. See the Prospectus and “Purchase of Shares” and “Sales Charges.”

          See “Description of Shares, Voting Rights, And Liabilities - Investor Trust and Advisor Trust,” and “Other Information – Capitalization” for more information about the Advisor Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          There can be no assurance that the investment objectives of a Fund will be achieved. Except where otherwise indicated, the investment objective of a Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the relevant Trust or Trusts (the “Board”) without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

          With respect to the Feeder Funds, it should be understood that all discussions of investment objectives, strategies and risks of a Fund refer also to the investment objectives, strategies and risks of the Underlying Portfolio.

          For purposes of this SAI, references to a Fund’s subadviser (each, a “Subadviser”) should be understood as referring to the relevant Subadviser.

HSBC INVESTOR BRIC FUND

          The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of companies that are tied to Brazil, Russia, India and the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”) (“BRIC countries”). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country, or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

          The Fund may invest in companies with a broad range of market capitalizations including small and mid-cap BRIC Issuers. The Fund may invest directly in securities of BRIC Issuers or may invest more broadly in American, European and Global Depositary Receipts, where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund’s investments will generally be spread among a number of industries.

           In selecting securities on behalf of the Fund, Sinopia, as subadviser, will, using a proprietary quantitative model, allocate the Fund’s assets among the BRIC countries and may over or underallocate as it considers appropriate. The Fund seeks to outperform the MSCI BRIC Equity Index Cap Weighted.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance returns when the Subadviser believes the investment will assist the Fund in achieving its investment objective.

HSBC INVESTOR CHINA FUND

          The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of companies that are economically tied to the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

          The Fund may invest in companies with a broad range of market capitalizations including small and midcap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American, European and Global Depositary Receipts, where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe. The Fund’s investments will generally be spread among a number of industries.

          In selecting securities on behalf of the Fund, Halbis, as subadviser, uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits. The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance returns when the Subadviser believes the investment will assist the Fund in achieving its investment objective.

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

HSBC INVESTOR CLIMATE CHANGE FUND

          The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of U.S. and foreign “climate change companies.” A company is considered a “climate change company” if it is involved in activities related to climate change such as alternative energies, water, waste and pollution, energy efficiency, low carbon emitters, or generally focused on developing ways to implement clean technologies or mitigate climate change.

          The Fund invests in climate change companies with a broad range of market capitalizations which may include small and mid-cap companies. The Fund may invest in emerging market securities. A portion of the Fund’s holdings may be in cash or cash equivalents. The Fund may invest in other investment companies, including exchange-traded funds. The Fund will normally hold a core position of between 50 and 70 securities.

          The Fund seeks to outperform the HSBC Global Climate Change Benchmark Index. The Index is derived from a database of all listed companies trading globally with a market capitalization above $10 million.

          Sinopia serves as the Fund’s sub-adviser. The Subadviser, using a proprietary quantitative model, will perform a stock selection among those companies in the Index. The quantitative model seeks to score companies with a high performance potential based on a number of criteria, including earning momentum, valuation and profitability. This multi-criteria scoring methodology is combined with econometric analysis utilizing variables such as the business cycle, commodities and oil prices, and the company’s mid and long-term growth prospects.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance returns when the Subadviser believes the investment will assist the Fund in achieving its investment objective.

GEM FIXED INCOME FUND

          The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income securities of issuers that economically are tied to emerging markets. Such securities are normally denominated in foreign currencies, but may also be denominated in U.S. dollars.

          In choosing corporate debt securities on behalf of the GEM Fixed Income Fund, Halbis, as subadviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets, (iii) any unique political, economic or social conditions applicable to such issuer’s country, and (iv) other considerations the Subadviser deems appropriate. The Funds may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities).

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. In order to so qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

          The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

          The Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance return returns when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

HSBC INVESTOR GROWTH FUND (GROWTH PORTFOLIO)

          The Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Growth Fund.

          In addition to the permissible investments described in the Prospectus, the Fund also may: (i) invest in options on securities, securities indices or foreign currencies, (ii) invest in futures contracts and options on futures contracts, (iii) enter into forward foreign currency exchange contracts, (iv) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries and (v) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.” The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain a bond when its rating drops below investment grade if it is in the best interest of the Fund’s shareholders. Securities rated BB/Ba or lower by an NRSRO are considered to have speculative characteristics.

          The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities that the Fund may invest in include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank).

HSBC INVESTOR INDIA FUND

          The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

          The Fund may invest in companies with a broad range of market capitalizations including small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American, European and Global Depositary Receipts, where the underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security. The Fund’s investments will generally be spread among a number of industries.

           In selecting securities on behalf of the Fund, HSBC Singapore, as subadviser, combines a “top-down” macroeconomic analysis with “bottom-up” stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance returns when the Subadviser believes the investment will assist the Fund in achieving its investment objective.

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. In order to so qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

HSBC INVESTOR MID-CAP FUND

          The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400 or within the range of companies included in the Russell MidCap Index. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days prior written notice to shareholders.

          Most of the Mid-Cap Fund’s investments will be securities listed on the New York Stock Exchange, NYSE Amex or NASDAQ, but this does not limit other investments permitted by the Prospectus or this SAI, such as those in foreign securities. For example, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, and invest in when-issued and delayed delivery securities. The Fund may invest in exchange traded funds (“ETFs”) to manage cash. The Fund may use stock index futures for purposes of hedging, cash management, or to simulate investments in underlying securities, and not for speculation.

          The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions no more than 20% of the Fund’s total assets will be invested in fixed income securities and money market instruments. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Subadviser, the Fund may invest up to 100% of its total assets in money market instruments.

          The Fund’s investments in fixed income securities will primarily consist of securities issued or guaranteed by U.S. corporations or U.S. commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Fund may invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage related securities.

          Subject to the foregoing, the Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers’ acceptances, and fixed time deposits. The Subadviser, in choosing corporate debt securities on behalf of the Fund, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management,

(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and (iii) other considerations the Subadviser deems appropriate.

          The Fund will not purchase corporate debt securities rated below Baa by Moody’s or BBB by S&P (i.e., below investment grade).

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities that the Fund may invest in includes: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

HSBC INVESTOR OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND
(OPPORTUNITY PORTFOLIO)

          The Opportunity Fund and Advisor Opportunity Fund each seek to achieve their investment objectives by investing all of their assets in the Opportunity Portfolio, which has the same objective as the both the Opportunity Fund and the Advisor Opportunity Fund. The following description applies to each Fund.

          Under normal market conditions, the Opportunity Portfolio primarily invests in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500 Growth Index (as of [Update], between [Update] and [Update]).

          This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities (such as bonds, warrants or rights that are convertible into stocks) and depositary receipts for those securities.

          Although the Fund will invest primarily in common stocks, the Fund may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Fund may invest up to 20% (and generally expects to invest between 5% and 10%) in foreign securities (excluding American Depositary Receipts (“ADRs”)).

          The Fund may lend portfolio securities in an amount up to 30% of total assets.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities that the Fund may invest in includes: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank).

HSBC INVESTOR OVERSEAS EQUITY FUND AND INTERNATIONAL EQUITY FUND
(INTERNATIONAL EQUITY PORTFOLIO)

          The Overseas Equity Fund and International Equity Fund each seek to achieve their investment objectives by investing all of their assets in the International Equity Portfolio, which has the same investment objective as both the Overseas Equity Fund and the International Equity Fund. The following description applies to each Fund.

          The Fund will normally invest at least 80% of its net assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including but not limited to, Depositary Receipts, preferred stock, warrants, rights, securities convertible into common stock (“convertible securities”), trust certificates, limited partnership interests and equity participations. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice to shareholders.

          The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The principal investments of the Fund will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East, although the Fund may invest up to 20% of its total assets in equity securities of companies in emerging markets.

          The Fund intends to have at least three different countries other than the United States represented in its portfolio. It is the current intention of the Fund to invest primarily in companies with large market capitalizations. The Fund seeks to outperform the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index (“MSCI EAFE Index”), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. As of [DATE], the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

          Under exceptional conditions abroad or when, in the opinion of the Subadviser, economic or market conditions warrant, the Fund may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, obligations of domestic or foreign governments and their political subdivisions, and nonconvertible preferred stock, or hold its assets in cash or equivalents. Debt securities purchased by the Fund will be limited to those rated, at the time of investment, in the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Subadviser to be of comparable quality. Securities rated by an NRSRO in the fourth highest rating category are considered to have some speculative characteristics. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but, in the Subadviser’s judgment, unacceptable currency risk exists, currency futures, forwards and options may be used to hedge the currency risk.

HSBC INVESTOR SHORT DURATION FIXED INCOME FUND (SHORT DURATION FIXED INCOME PORTFOLIO)

          The Fund seeks to achieve its investment objectives by investing all of its assets in the Short Duration Fixed Income Portfolio, which has the same investment objective as the Fund.

          The Short Duration Fund has adopted the following investment policy: The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice.

          The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks and U.S. dollar-denominated obligations of foreign issuers, and the Fund may invest in debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.

          In choosing corporate debt securities on behalf of the Fund, Halbis., as subadviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country, and (iii) other considerations the Subadviser deems appropriate.

          A portion of the Fund’s assets (to the extent of any limitation set forth in the Prospectus) may be invested in bonds and other fixed income securities denominated in foreign currencies if, in the opinion of the Subadviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. The Fund may also purchase securities of developing countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Subadviser’s judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk. The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

          The Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Fund intends to use derivatives primarily for hedging purposes or for cash management purposes, it may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO)

          The Fund seeks to achieve its investment objective by investing all of its assets in the Value Portfolio, which has the same investment objective as the Value Fund.

          In addition to the permissible investments described in the Prospectus, the Fund also may (i) invest in options on securities, securities indices or foreign currencies, (ii) invest in futures contracts and options on futures contracts, (iii) enter into forward foreign currency exchange contracts, (iv) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (v) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.” The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain any bond whose rating drops below investment grade if it is in the best interest of the Portfolio’s shareholders. Securities rated BB/Ba by an NRSRO are considered to have speculative characteristics.

           The Fund may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange, and ADRs.

          The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities that the Portfolio may invest in includes: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

INVESTMENT TECHNIQUES

          Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds and the main risks associated with those techniques.

          For the Opportunity Fund, Advisor Opportunity Fund, Overseas Equity Fund, Value Fund, Growth Fund, and International Equity Fund (the “Equity Feeder Funds”), and Short Duration Fund, references to investment techniques employed by a Fund refer to the techniques employed by the relevant Underlying Portfolio. For the Mid-Cap Fund and Feeder Funds (collectively, the “Equity Funds”), as well as the Fixed Income Funds, references to the Adviser should be understood as referring jointly to the Adviser and the relevant Subadviser. The International Equity Fund, GEM Fixed Income Fund and Overseas Equity Fund are sometimes collectively referred to as the “International Funds.” The BRIC Fund, China Fund and India Fund are sometimes collectively referred to as the “Global Funds.”

          The Funds indicated in the heading for each investment type or technique indicated below are those to which the section of disclosure is directly relevant. In some cases, the omission of certain Funds or types of Funds is not intended to imply that those Funds are excluded from using the particular investment type or technique – for example, the sections on certain types of fixed income securities are more detailed for the Fixed Income Funds than they are for the Equity Funds, given the greater emphasis on such investments in the investment program of the Fixed Income Funds. Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the particular investment type or technique will not be material to the investment strategies employed by such Funds, although any risk factors that are stated more generally with respect to any broader category of investment types or techniques covering such investments may still apply.

AMERICAN DEPOSITARY RECEIPTS (EQUITY FUNDS, GLOBAL FUNDS AND CLIMATE CHANGE FUND)

          The Funds may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR.

          Although a U.S. investor (such as a Fund) holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Funds’ custodian in five days. The Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency. Other types of depositary receipts are discussed under “Other Depositary Receipts” in this section.

ASSET-BACKED SECURITIES (FIXED INCOME FUNDS, MID-CAP FUND, CHINA FUND AND INDIA FUND)

          The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

          Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS (FIXED INCOME FUNDS, CHINA FUND, INDIA FUND AND CLIMATE CHANGE FUND)

          As a temporary defensive measure, the Funds may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may not invest in time deposits maturing in more than seven days. The Funds will limit its investment in time deposits maturing from two business days through seven calendar days and other illiquid securities, to 15% of their total assets.

          The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Funds.

          The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS (FIXED INCOME FUNDS, CHINA FUND AND INDIA FUND)

          The Funds may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

          Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

          Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM (ALL FUNDS)

          Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances and/or cash collateral from a securities lending program are used to purchase Class I Shares of the HSBC Investor Prime Money Market Fund (the “Prime Money Market Fund”). The Cash Sweep Program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. More detailed information about the Prime Money Market Fund may be found in its current Prospectus and the separate SAI that includes the various HSBC Investor Money Market Funds.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT BRIC FUND)

          The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. See “Equity Securities” in this section.

          Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

DERIVATIVES (ALL FUNDS)

          The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, or as a part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectus or in other sections of this SAI) may use derivatives to seek to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

EMERGING MARKETS (INTERNATIONAL FUNDS, GLOBAL FUNDS, FIXED INCOME FUNDS, OPPORTUNITY FUND, ADVISOR OPPORTUNITY FUND AND CLIMATE CHANGE FUND)

          The Funds may invest in emerging markets to the extent set forth in the Prospectus, and these investments present greater risk than investing in foreign issuers in general. (Under normal conditions, the GEM Fixed Income Fund will invest primarily in issuers that are economically tied to emerging markets.)

          A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on a Fund’s investments. Investing in many former communist socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

          Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, a Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of a Fund are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on a Fund and its investments.

          The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the

International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Subadviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds’ assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

          Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

          The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

          To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

          Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks of countries that may be selected by the Subadviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser or Subadviser may deem reasonable for investment under such strategy and/or there may not be readily available a means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

          The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

          Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002 which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose a Fund to additional risk. In addition there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund’s net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s net asset value.

EQUITY SECURITIES (EQUITY FUNDS)

          The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of that Fund to fluctuate.

          Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EURODOLLAR AND YANKEE BANK OBLIGATIONS (FIXED INCOME FUNDS, CHINA FUND AND INDIA FUND)

          The Fund may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS (ALL FUNDS)

          ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Investment Company Securities” below.

FIXED INCOME SECURITIES (ALL FUNDS)

          The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income securities, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

          For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

          Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial information and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities” below.

FLOATING AND VARIABLE RATE OBLIGATIONS (FIXED INCOME FUNDS, MID-CAP FUND, CHINA FUND AND INDIA FUND)

          Certain obligations that the Funds may purchase may have a floating or variable rate of interest. The interest payable on instruments with floating or variable rates of interest changes in accordance with specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

          Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Mid-Cap Fund’s investments in demand instruments which provide that the Fund will not receive the principal note amount within seven days notice, in combination with the Fund’s other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund’s net assets.

          The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund’s investment in money market instruments.

          Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

          Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

          The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES (ALL FUNDS)

          The Funds may invest in foreign currency exchange related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

The Short Duration Fund has no current intention of investing in CEWs(SM), PERLs(SM) or PIPs(SM).

FOREIGN SECURITIES (ALL FUNDS)

          The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the effect of the Euro (the official currency of the European Union) on the value of securities denominated in local European currencies. These and other currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES (ALL FUNDS EXCEPT MID-CAP FUND)

          The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts (“forward contracts”) are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. By entering into transactions in forward contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

          A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

          The GEM Fixed Income Fund, Short Duration Fund, Opportunity Fund, and Advisor Opportunity Fund may each also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

          The GEM Fixed Income Fund, Short Duration Fund, Opportunity Fund and Advisor Opportunity Fund may each also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

          There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with a Fund’s obligation under the forward contract. On the date of maturity a Fund may be exposed to some risk of loss from fluctuations in that currency. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

          Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk of losses which will reduce their gross income. If the expected changes in the value of the currency occur, a Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS (ALL FUNDS)

          The Funds may enter into futures contracts, including those on fixed income securities or indexes of municipal securities. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, three-month U.S. Treasury bills and on an index of municipal bonds.

          A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund’s futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities which the Fund intends to acquire, the Fund may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, a Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

          While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and a Fund may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

          When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund’s portfolio securities.

          The ability to hedge effectively all or a portion of a Fund’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund’s portfolio. If the security, or the securities comprising the index, underlying a futures contract is different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and a Fund could sustain losses on the hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transactions had not been undertaken.

          The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

          The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Investments in futures contracts also entail the risk that if the Subadviser’s investment judgment about the general direction of interest rates is incorrect, a Fund’s overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund’s portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund’s futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be sold from the Fund’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

          Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others.

          Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Adviser or Subadviser, the Funds and the Adviser or Subadviser are not deemed to be a “commodity pool” or a “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trusts’ exemption filing with respect to its use of futures contracts are no longer applicable.

          When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

HIGH YIELD/HIGH RISK SECURITIES (ALL FUNDS EXCEPT MID-CAP FUND)

          The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody’s or lower than BBB by S&P are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.

          Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

          The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES (ALL FUNDS)

          Each Fund may each invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by each Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

          The Subadviser may determine that a particular Rule 144A security is liquid and thus not subject to a Fund’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS (FIXED INCOME FUNDS, CHINA FUND AND INDIA FUND)

          The Fund may invest in inverse floating rate obligations (“inverse floaters”). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANY SECURITIES (ALL FUNDS)

          Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

          Generally, under the 1940 Act and related rules, the Fund may purchases an unlimited amount of shares of an affiliated fund or a money market fund. The Fund may also purchases shares of an unaffiliated fund as long as (1) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), (2) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company (the, or (3) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. The Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA, for funds of funds.

          The Investor Trust may, in the future, seek to achieve the investment objective of the GEM Fixed Income Fund and Mid-Cap Fund by investing all of their assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as the Funds (i.e., under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

          Except as noted below, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets. The Advisor Opportunity Fund and Opportunity Fund may each lend portfolio securities in an amount up to 30% of total Fund assets. The Mid-Cap Fund may lend portfolio securities in an amount up to 33 1/3% of its net (rather than total) assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for a Fund and are collateralized by cash, cash equivalent or U.S. Government securities. A Fund might experience a loss if the financial institution defaults on the loan or investments made with any cash collateral received falls in value. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES (ALL FUNDS)

          Each Fund’s investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Subadviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

MORTGAGE DOLLAR ROLL TRANSACTIONS (FIXED INCOME FUNDS, CHINA FUND AND INDIA FUND)

          The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, a Fund will not be entitled to receive any interest or principal paid on the securities sold. A Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. A Fund may also be compensated by receipt of a commitment fee.

          As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of the FMLMC and the FNMA for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor market conditions and develop means to enhance the ability of the entities to meet their obligations.

MORTGAGE-RELATED SECURITIES (FIXED INCOME FUNDS, MID-CAP FUND, OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND, CHINA FUND AND INDIA FUND)

          The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

          There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year FNMA 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

          Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

          Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

          Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

          Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

          FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government- sponsored corporation formerly owned by the 12 Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

          In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

          On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program were scheduled to expire in December 2009.

          FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

          Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

          FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

          In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

          Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

          In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The GEM Fixed Income Fund will not purchase mortgage-related securities or other assets which in the Subadviser’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

          The assets underlying mortgage-backed securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

          CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

          If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

          The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage- backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

          CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

          SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

          Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

          The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

          Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPTIONS AND FUTURES AND RELATED RISKS (ALL FUNDS)

          The Funds may invest in options and futures contracts to the extent set forth in the Prospectus and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to a Fund’s position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

          A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

          A Fund may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by a Fund solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit a Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

          Options on Securities Indices. A Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

          A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund’s investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

          A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund’s security holdings.

          The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with a Fund’s Portfolio. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund’s hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

          The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Subadviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.

          The trading of options, futures contracts and forward contracts also entails the risk that, if the Subadviser’s judgment as to the general direction of interest or exchange rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

          It should be noted that the Opportunity Fund and Advisor Opportunity Fund may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, the Opportunity Fund and Advisor Opportunity Fund will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund’s ability effectively to hedge its portfolio.

          The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

          In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

          Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

          As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Subadviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Subadviser anticipates favorable movements in such rates.

          While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could also adversely affect a Fund’s hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

OTHER DEPOSITARY RECEIPTS (CDRs, EDRs, GDRs) (MID-CAP FUND, INTERNATIONAL FUNDS, CLIMATE CHANGE FUND AND GLOBAL FUNDS)

          The Funds may invest in depositary receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

          There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

          In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

REAL ESTATE SECURITIES (EQUITY FUNDS, CHINA FUND AND INDIA FUND)

          The Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from the environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants, and changes in interest rates.

REPURCHASE AGREEMENTS (ALL FUNDS)

          The Funds may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. The Overseas Equity Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment, together with other illiquid investments held for the Fund, exceeds 15% of the Fund’s net assets.

          The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the managements of the Trusts and the Portfolio Trust acknowledge these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SHORT-TERM TRADING (All FUNDS)

          The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management’s view to achieve the investment objective of a Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing a Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (GEN FIXED INCOME FUND, MID-CAP FUND, OPPORTUNITY FUND, INTERNATIONAL EQUITY FUND, ADVISOR OPPORTUNITY FUND, CLIMATE CHANGE FUND, CHINA FUND AND INDIA FUND)

          The Funds may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SPECIAL RISK FACTORS AFFECTING BRAZIL (BRIC FUND)

The BRIC Fund may invest in securities of Brazilian issuers. Investing in Brazil involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Brazil is the largest country in South America, the fifth largest in the world in both area and population and is home to vast amounts of natural resources. Brazil’s population in 2006 was estimated at about 188 million people who are descendants from indigenous tribes and European immigrants. This multiracial population lives in diverse socio-economic conditions, from the urban cities of Sao Paolo to the undeveloped trading posts of the distant regions. Industrial development has been concentrated in specific areas. Brazil’s disenfranchised population is a source of many of the country’s social problems.

Characterized by large and well-developed agricultural, mining, manufacturing, and service sectors, Brazil’s economy outweighs that of all other South American countries and is expanding its presence in world markets. The three pillars of the economic program put in place by former President Cardoso and strengthened by current President Lula da Silva are a floating exchange rate, an inflation-targeting regime, and tight fiscal policy, all reinforced by a series of IMF programs that contribute to the resiliency of the Brazilian economy. The most important economic vulnerabilities of Brazil are unemployment and the large government debt burden in relation to Brazil’s small, but expanding export base.

The Brazilian government has exercised and continues to exercise substantial influence over many aspects of the private sector by legislation and regulation, including regulation of prices and wages. The Brazilian government has, in the past, limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of the real (Brazil’s currency), extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes. Future economic policies of the Brazilian government may also affect the liquidity of the Brazilian stock market.

Brazilian law imposes certain limitations and controls which generally affect foreign investors in Brazil. Under current Brazilian law, the Fund may repatriate income received from dividends and interest earned on, and net realized capital gains from, its investments in Brazilian securities. Exchange control regulations, which may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors, may limit the Fund’s ability to make sufficient distributions, within applicable time periods, to qualify for the favorable U.S. tax treatment afforded to regulated investment companies. In addition, under current Brazilian law, whenever there occurs a serious imbalance in Brazil’s balance of payments or serious reasons to foresee the imminence of such an imbalance, the Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad.

SPECIAL RISK FACTORS AFFECTING CHINA (BRIC FUND AND CHINA FUND)

The China and BRIC Funds may invest in the securities of Chinese issuers. Investing in China involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Political and Economic Factors. The laws, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the Funds’ portfolio. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

Only recently has China loosened some of its controls with respect to foreign investment to permit private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth. However, there is no guarantee that the Chinese government will continue its current economic reforms or that the growth of the Chinese economy will be sustained in the future. Economic growth in China has historically been accompanied by periods of high inflation. If measures adopted by the Chinese government to counter inflation do not succeed, and if inflation were to worsen, the Chinese economy could be adversely affected.

The Chinese government continues to be an active participant in many economic sectors through ownership positions in Chinese companies and other forms of regulation. Certain government policies may result in the preferential treatment of particular sectors or companies and may have a significant effect on the Chinese economy. Exports and trade are integral to the Chinese economy. As a result, adverse changes to the economic conditions of China’s primary trading partners, such as the United States, Japan and South Korea, could adversely impact the Chinese economy.

China operates under a civil law system, in which court precedent is not binding. The law is controlled exclusively through written statutes. Because there is no binding precedent to interpret existing statutes, there is also uncertainty regarding the implementation of existing law.

In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. However, there is no guarantee that China will continue to honor Hong Kong’s autonomy, and China may change its policies regarding Hong Kong at any time. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Chinese Securities Markets. The China Securities Regulation Commission (“CSRC”) supervises the two official stock exchanges in mainland China, the Shanghai Stock Exchange and the Shenzhen Securities Exchange. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed. Chinese securities markets have a limited operating history and are not as developed as those in the United States or some other countries.

Market regulation, disclosure and other regulatory standards in China are less stringent than in the United States. Chinese issuers generally disclose substantially less publicly available information than U.S. issuers are required to disclose. As a result, Chinese issuers may not make disclosure of certain material information. Additionally, Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.

Investments in B-Shares, H-Shares, Red Chip Companies and P-Chip Companies. The BRIC Fund intends only to invest in H-Shares and Red Chip Companies and the China Fund intends to invest in B-Shares, H-Shares, Red Chip Companies and P-Chip Companies.

B-Shares. B-Shares are shares of companies listed on the Shanghai or Shenzhen Stock Exchange and are quoted and traded in foreign currencies (currently Hong Kong Dollars and U.S. Dollars) and are generally the only class of shares listed on the Shanghai and Shenzhen Stock Exchanges available to foreign investors other than qualified foreign institutional investors (“QFIIs”). The market for B- Shares in China is relatively illiquid so that market opportunities will be limited as compared to other major international stock markets.

H- Shares. The Funds may invest in shares of Chinese companies that are listed on the Hong Kong Stock Exchange. H-Shares are traded in Hong Kong dollars and must meet Hong Kong’s listing and disclosure requirements. H-Shares may be traded by foreigners.

Red Chip Companies. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. Shares of such companies are traded in Hong Kong dollars on the Hong Kong Stock Exchange. Shares of Red Chip Companies may be traded by foreigners.

P-chip Companies. P-chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

Foreign Exchange Controls and Foreign Currency Considerations. Chinese law requires that all domestic transactions must be settled in Chinese currency, the renminbi, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from renminbi. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect foreign investors. Additionally, there is currently no market in which the Funds may engage in hedging transactions to minimize renminbi foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available at any time in the future.

SPECIAL RISK FACTORS AFFECTING INDIA (BRIC FUND AND INDIA FUND)

The India and BRIC Funds may invest in the securities of Indian issuers. Investing in India involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Investments by Foreign Institutional Investors. There are controls and restrictions exercised by the Indian government and Indian regulatory bodies over foreign investment in securities of Indian issuers. Those foreign investors qualified as “Foreign Institutional Investors” (“FIIs”) may invest predominantly in exchange traded securities (including securities that are to be listed or approved on the over-the-counter exchange of India) subject to the guidelines for Direct Foreign Investments by FIIs in India (the “Guidelines”) published in a September 14, 1992 Press Note issued by the Government of India, Ministry of Finance, Investment Division. To qualify to trade in India, an FII must apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India. SEBI is instructed by the Guidelines to consider the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities.

A FII must seek renewal of this status every five years, for which there can be no guarantee that regulatory approval will be forthcoming. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for subaccounts registered under the Foreign Companies/Individual category. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. This restriction may possibly be raised or potentially lifted, subject to that company’s approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. Please see “Exchange Controls and the Ability to Repatriate Investments” below and “Indian Tax Issues” discussed at the back of this SAI under the section entitled “Taxation.”

There is no assurance that any of the aforementioned investment control regimes will not be changed or modified in any way that may make it more difficult or impossible for the India Fund and the BRIC Fund to implement their investment objectives or repatriate their income, gains and initial capital.

Investment Factors Unique to India. The government of India exercises significant influence over many aspects of the Indian economy, and the number of public sector enterprises in India is substantial. Accordingly, government actions in India in the future could have a significant effect on its economy, which could affect private sector companies, market conditions, and prices and yields of Indian securities.

Religious and border disputes persist in India. India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. Several Indian states have active separatist movements which the government is confronting. The longstanding dispute with Pakistan over the bordering Indian state of

Jammu and Kashmir remains unresolved. If the Indian government is unable to control the negative affects of these tensions, including violence and civil disruptions, the results could destabilize the economy.

Exchange Controls and the Ability to Repatriate Investments. The Indian Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder control the ability of the India Fund and BRIC Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from investments in Indian securities. There is no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to FIIs in such a way that may adversely affect the ability of the Funds to repatriate their respective income and capital in the future. Such a condition may prompt the Board of Trustees to suspend redemptions for an indefinite period. If for any reason the Fund are unable, through borrowing or otherwise, to distribute an amount equal to substantially all of their respective investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, the Funds would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the U.S. Internal Revenue Code.

Limited Share Ownership. A limited number of persons or entities hold a high proportion of the shares of many Indian issuers. This limits the number of shares available for investment by the Funds. In addition, further issuances, or the perception that such further issuances may occur, of securities by Indian issuers in which the Funds have invested could dilute the earnings per share of the Funds’ investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Funds’ investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect the Funds’ ability to acquire or dispose of securities at the price and time that it desires.

Indian stock exchanges, including The Stock Exchange, Mumbai and the National Stock Exchange of India, have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they reoccur, could affect the market price and liquidity of Indian securities. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. There have also been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others.

SPECIAL RISK FACTORS AFFECTING RUSSIA (BRIC FUND)

The BRIC Fund may invest in securities of Russian issuers. Investing in Russia involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Since the breakup of the Soviet Union in December of 1991, Russia has experienced and continues to experience dramatic political and social instability, that is also manifested in increased crime rates, terrorism, public corruption and conflicts that could rise to the level of regional war. In addition, the governmental efforts of transforming the economy into an efficient structure enabling Russia to compete in international markets and serve the needs of its citizens have failed to date. In this unstable environment it is very difficult to predict how dramatically economic policies implemented by the government in the future would affect foreign investors.

The relatively recent formation, inexperience, extreme price volatility, illiquidity, low trading volume and the limited issuer representation of few industry sectors of the Russian securities market present a variety of problems that are not encountered on more developed national securities markets. The delays in the Russian share registration system or share custody by licensed Russian sub-custodians could affect efficient portfolio maintenance and timely execution of transactions thereby presenting a potential for loss. In addition, should a loss occur due to an error it may be problematic to obtain and/or enforce legal judgment, especially in light of the fact that investor regulatory protection in general and foreign investor protection in particular is limited. There are less stringent auditing and financial reporting standards compared to those that apply to issuers in the U.S. and the available statistical information could be inaccurate. As a result it is very difficult to obtain material information about issuer or to assess the financial condition of Russian companies.

Russia’s dependence on the export of its commodities makes it vulnerable to any weakening in global demand for these commodities which could put devaluation pressure on the exchange rate. These adverse currency exchanges rates and the lack of available currency hedging instruments present a high degree of currency risk to foreign investors.

There is a great risk that nationalization, expropriation, dilution, default, excessive or confiscatory taxation, devaluation similar to the August 1998 sudden ruble devaluation would take place which could potentially involve total loss of investments.

SWAPS, CAPS, FLOORS AND COLLARS (FIXED INCOME FUNDS, CLIMATE CHANGE FUND, CHINA FUND AND INDIA FUND)

          The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

          The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

          The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

          Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

          The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Subadviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT SECURITIES (ALL FUNDS)

          The Funds may invest in U.S. Government securities to the extent set forth in the prospectus and this SAI. The International Equity Portfolio may invest in U.S. Government securities for liquidity purposes and for temporary defensive purposes. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

          Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS (GLOBAL FUNDS, GROWTH FUND, INTERNATIONAL FUNDS, VALUE FUND, MID-CAP FUND AND CLIMATE CHANGE FUND)

          A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (GLOBAL FUNDS, FIXED INCOME FUNDS, MID-CAP FUND AND CLIMATE CHANGE FUND)

          The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

          The Mid-Cap Fund will hold liquid assets in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will hold additional liquid assets on a daily basis so that the value of the assets segregated is equal to the amount of such commitments.

          The Fixed Income Funds may invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a “when-issued” or “forward delivery” municipal obligation is accrued for a Fund until delivery occurs. Although a Fund only makes commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Subadviser.

          Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal income taxation.

          Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fixed Income Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of a Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the GEM Fixed Income Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

WRITING COVERED CALLS (MID-CAP FUND, VALUE FUND AND CLIMATE CHANGE FUND)

          The Funds may seek to earn premiums by writing covered call options against some of the securities in their portfolios provided the options are listed on a national securities exchange. A call option is “covered” if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. A Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

          A Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium.

ZERO COUPON OBLIGATIONS (FIXED INCOME FUNDS, MID-CAP FUND, CHINA FUND, INDIA FUND AND CLIMATE CHANGE FUND)

          The Funds may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund’s distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

          For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

          The Adviser manages each Fund generally without regard to restrictions on portfolio turnover. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains which are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

          For the fiscal years ended October 31, 2009 and 2008, the portfolio turnover rate for each Fund or its Underlying Portfolio(s) was:

FUND^	2009	2008
	[UPDATE]
		157.87%
Growth Fund
Mid-Cap Fund		64.65%
Overseas Equity Fund		28.98%
Value Fund		24.61%
International Equity Fund (Advisor)		28.98%
Opportunity Fund		80.42%
Opportunity Fund (Advisor)		80.42%

^ For each of the Feeder Funds, the turnover rate is calculated based upon the Fund’s interest in the Underlying Portfolio in which the Fund invested for the fiscal years ended October 31, 2009 and October 31, 2008. The GEM Fixed Income Fund commenced operations on [     ]. The Short Duration Fund, Climate Change Fund and Global Funds have not commenced operations as of the date of this SAI.

          If a Fund (or Portfolio) has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund (or Portfolio), and the realized capital gains and losses may be greater than those of a Fund (or Portfolio) with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters”.

PORTFOLIO TRANSACTIONS

          For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

          The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund or Portfolio is not reduced because the Adviser and its affiliates receive such services.

          Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser

(including a Subadviser to the relevant Fund or Portfolio), a Fund (or Portfolio) or the Distributor are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trusts regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund (or Portfolio) to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund (or Portfolio) in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers need to take in order to ensure such qualification.

          Investment decisions for each Fund or Portfolio and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

          The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          If a Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

          In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Fund’s investment advisory agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the Funds (or the corresponding Underlying Portfolios) paid aggregate brokerage commissions as shown in the following table:

FUND^	2009	2008	2007
	[UPDATE]
Growth Portfolio		$140,901	$70,608
Mid-Cap Fund		$32,493	$29,926
International Equity Portfolio		$175,553	$200,585
Opportunity Portfolio		$437,421	$379,176
Value Portfolio		$33,677	$17,808

^ Each of the Feeder Funds bear a proportionate share of the amounts applicable to the Underlying Portfolio, to the extent of their investment in the Underlying Portfolio. The GEM Fixed Income Fund commenced operations on [     ]. The Short Duration Fund, Climate Change Fund and Global Funds have not commenced operations as of the date of this SAI.

          During the fiscal year ended October 31, 2009, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2009. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trusts’ portfolio transactions during the their most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trusts during their most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trusts’ most recent fiscal year.)

FUND*	ericaBank of Am	Deutsche Bank	Morgan Stanley	JP Morgan Chase	UBS
[UPDATE]
Growth Portfolio

Value Portfolio

Mid-Cap Fund**
International Equity
Portfolio
Opportunity
Portfolio**

* The GEM Fixed Income Fund commenced operations on [ ]. The Short Duration Fund, Climate Change Fund and Global Funds have not commenced operations as of the date of this SAI.

** The Mid-Cap Fund and Opportunity Portfolio did not acquire any securities issued by the Funds’ regular brokers, dealers or their parent companies.

PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures for the respective Trusts relating to disclosure of each Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to each Trust’s operation or useful to each Trust’s shareholders without compromising the integrity or performance of such Trust.

          Pursuant to applicable law, the Trusts are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trusts disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are available, free of charge, on the Trusts’ website at www.investorfunds.us.hsbc.com.

          The Trusts’ website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trusts may publish the Funds’ full portfolio holdings fifteen (15) days after the end of each month. This information is available until updated as of the following month. The information on the Trusts’ website is publicly available to all categories of persons.

          The Trusts or the Adviser may share non-public holdings information of the Trusts sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trusts (including the Trusts’ custodian, the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trusts may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trusts or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trusts’ officers may authorize disclosure of the Trusts’ holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trusts may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trusts’ Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trusts have arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services, Morningstar, Bloomberg L.P. and Standard & Poor’s Corporation.

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trusts, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

          The Trusts, with respect to each Fund, and the Portfolio Trust, with respect to the Underlying Portfolios, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund or Portfolio. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

ALL FUNDS

          Each of the Funds is subject to the following non-fundamental restrictions, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:

1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trusts by the SEC.

CLIMATE CHANGE FUND

          As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in a separate registered investment company with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) the Fund may concentrate in securities of climate change-related companies.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

FIXED INCOME FUNDS

          As a matter of fundamental policy, the Funds will not (except that none of the following investment restrictions shall prevent the Funds from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Funds may deal in forward foreign exchange transactions between currencies of the different countries in which they may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of each Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

GLOBAL FUNDS

          As a matter of fundamental policy, the Funds will not (except that none of the following investment restrictions shall prevent the Funds from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Funds may deal in forward foreign exchange transactions between currencies of the different countries in which they may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of each Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

GROWTH FUND (GROWTH PORTFOLIO) AND VALUE FUND (VALUE PORTFOLIO)

          As a matter of fundamental policy, each of the Growth Fund and Value Fund will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Growth Fund’s or Value Fund’s assets in separate registered investment companies with substantially the same investment objective):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.

make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio’s investment objective and policies;

4.

borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

5.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6.

acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

7.	issue senior securities, except as permitted under the 1940 Act;

8.

with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s (Fund’s) total assets taken at market value would be invested in the securities of any single issuer; and

9.	with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

          As a matter of non-fundamental policy, each Fund will not:

1.

enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of the Fund’s total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options;

2.

invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

MID-CAP FUND

          As a matter of fundamental policy, the Mid-Cap Fund may not:

1.

borrow money, except that as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.

purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

3.	underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act, in selling a portfolio security for the Fund;

4.

make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.

purchase or sell real estate (including limited interests but excluding securities secured by real estate interests therein), interests in oil, gas or mineral leases, or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the real estate acquired as a result of its ownership of securities);

6.

concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at value at the time of each investment) may be invested in any one industry;

7.

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

8.	pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.

sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions;

10.	invest for the purpose of exercising control or management;

11.
taken together with any investments described in Investment Restriction (14) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

12.

purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

13.	write, purchase or sell any put or call option or any combination thereof;

14.

taken together with any investments described in Investment Restriction (11) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

15.	purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

16.

make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Investment Restrictions (11) and (14).

          The Mid-Cap Fund is also subject to the following restriction which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Mid-Cap Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO) AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

          As a matter of fundamental policy, each of the Opportunity Fund and Advisor Opportunity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust or Advisor Trust from investing all of each Fund’s assets in a separate registered investment company with substantially the same investment objective):

1.

borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio’s (Fund’s) net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2.	underwrite securities issued by other persons except insofar as the Portfolio (Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

3.

make loans to other persons except: (a) through the lending of the Portfolio’s (Fund’s) portfolio securities and provided that any such loans not exceed 30% of the Portfolio’s (Fund’s) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4.	purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio’s (Fund’s) portfolio, real estate acquired as a result of the Portfolio’s (Fund’s) ownership of securities);

5.

concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio’s (Fund’s) investment objective(s), up to 25% of its total assets may be invested in any one industry;

6.

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

7.	with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

          The Opportunity Fund and Advisor Opportunity Fund are also subject to the following restrictions which may be changed by the respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of the Opportunity Fund or Advisor Opportunity Fund in a separate registered investment company with substantially the same investment objective).

          As a matter of non-fundamental policy, the Opportunity Fund and Advisor Opportunity Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

2.

write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio’s (Fund’s) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio’s (Fund’s) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

3.

buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio’s (Fund’s) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio’s (Fund’s) total assets.

OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO) AND INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

          As a matter of fundamental policy, each of the Overseas Equity Fund and International Equity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust and Advisor Trust from investing each Fund’s assets in a separate registered investment company with substantially the same investment objectives):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.

make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio’s (Fund’s) investment objective and policies;

4.

borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

5.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6.

acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

7.	issue senior securities, except as permitted under the 1940 Act;

8.

with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s (Fund’s) total assets taken at market value would be invested in the securities of any single issuer;

9.	with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

          The Overseas Equity Fund and International Equity Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of each Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, each Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

PERCENTAGE AND RATING RESTRICTIONS (ALL FUNDS)

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy, however the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          Each Trust may, from time to time, include the total return, annualized “yield,” “effective yield” and “tax equivalent yield” quotations for a Fund, computed in accordance with formulas prescribed by the SEC, in advertisements or reports to shareholders or prospective investors.

          Quotations of yield for a Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)[6] - 1]
cd

                    where

                    a = dividends and interest earned during the period,

                    b = expenses accrued for the period (net of reimbursements),

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                    d = the maximum offering price per share on the last day of the period.

          Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Each Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

          Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

          Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

          Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of a Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

          Broker-dealers and other intermediaries may charge customers direct fees in connection with an investment in a Fund, which has the effect of reducing the net return on the investment of their customers. These shareholders may be charged one or more of the following types of fees: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

          Conversely, each Trust has been advised that certain broker-dealers and other intermediaries may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the intermediary from a Fund, which will have the effect of increasing the net return on the investment of such shareholders. Such shareholders may be able to obtain through their intermediary quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees of the Investor Trust, the Advisor Trust and the Portfolio Trust, their addresses, dates of birth, positions held with the Trusts, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

NON-INTERESTED TRUSTEES
MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: October 29, 1955	Trustee	Indefinite; June 2008 to present	Private Investor (June 1999 – present)	[UPDATE]	None

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: May 14, 1954	Trustee	Indefinite; June 2008 to present	Investment Consultant, self employed ( 2001- present); Senior Vice President, Schroeder Investment Management (2001 – 2004)		United Church Foundation; Huntington’s Disease Society of the U.S.; Second Congregational Church (Greenwich, CT) Endowment Funds

ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner, Elkhorn Partners, L.P. (a private investment partnership) (1989 - present)		Penn Treaty American Corporation (insurance)

NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 10, 1946	Trustee	Indefinite; 2005 to present	Partner, Robards & Co. LLC (2005-present); Chief Financial Officer, American Museum of Natural History (2003- 2004)		Overseas Shipholding Group (energy transportation); Ellington Financial LLC (financial services); Big Apple Circus (entertainment)

LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: December 12, 1938	Trustee	Indefinite; 1987 to present	Private Investor (2007- present); Director, Center for Teaching and Learning, University of Pennsylvania (1999- 2007)		None

MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 7, 1945	Chairman and Trustee	Indefinite; 1987 to present	Private Investor (2003- present); Global Multi Manager Partners (1999- 2003); President of Investor Access Corporation (1981-2003)		None

INTERESTED TRUSTEE

STEPHEN J. BAKER** P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 23, 1956	Trustee	Indefinite; 2004 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. and Executive Vice President, HSBC (USA), N.A. (2003 - present)		None

*	Includes both the Fund and the Underlying Portfolio for Funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trusts, as defined by the 1940 Act, because of his employment with the Adviser.

The names of the officers, their addresses, dates of birth, position held with each Trust, and principal occupation(s) during the past five years are described in the table below.

NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Date of Birth: October 8, 1958	President	Indefinite; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 - present)

ELBA VASQUEZ 452 Fifth Avenue New York, NY 10018 Date of Birth: December 14, 1961	Vice President	Indefinite; 2006 to present	Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2005 - present); Vice President of Client Services, Citi (1996 - 2005)

NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

MARTIN R. DEAN* 3435 Stelzer Road Columbus, OH 43219-3035 Date of Birth: November 27, 1963	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Citi Fund Services (2007– present), Vice President (2000 – 2007)

JENNIFER A ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: March 5, 1972	Secretary	Indefinite; September 2008 to present	Senior Vice President, Regulatory Administration, Citi (2005 - present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)

F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: May 5, 1963	Assistant Secretary	Indefinite; September 2008 to present	Assistant Vice President, Regulatory Administration, Citi (May 2008 - present); Contract Attorney, Update Legal LLC (2002 - 2008)

FREDERICK J. SCHMIDT* 585 Stewart Avenue Garden City, NY 11530 Date of Birth: July 10, 1959	Chief Compliance Officer	Term expires 2010; 2004 to present	Senior Vice President and Chief Compliance Officer, CCO Services, Citi (2004 - present)

* Mr. Dean, Mr. Schmidt, and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

BOARD OF TRUSTEES

          Overall responsibility for management of each Trust rests with its Board of Trustees, which is elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the respective Trust’s Declaration of Trust. The Trustees elect the officers of each Trust to supervise actively its day-to-day operations.

COMMITTEES

          The Trustees of each Trust have established an Audit Committee, a Valuation and Investment Oversight Committee, Nominating and Corporate Governance Committee and a Contracts and Expense Committee for the Trust. The information below about the Committees of the Board applies to each Trust.

          Audit Committee

          The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of each Trust held four meetings during the last fiscal year.

          Valuation and Investment Oversight Committee

          The Valuation and Investment Oversight Committee is comprised of all the Trustees of the Trusts. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee is to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trusts’ Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to Trust series that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trusts. The Valuation and Investment Oversight Committee were formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Investment Oversight Committee met once during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not meet during the most recent fiscal year, prior to their disbandment.

          Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trusts. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. The Nominating and Corporate Governance Committee met four times during the most recent fiscal year.

          Contracts and Expense Committee

          The Contracts and Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trusts. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by (i) agreements and plans to which the Trusts are a party or direct beneficiary and (ii) expenses payable by the Trusts and their series. The C&E Committee was formed in September 2009. The C&E Committee met twice during the most recent fiscal year.

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds of the Trusts (which includes the other funds of the Trust in addition to the Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2009.

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE ADVISOR TRUST	DOLLAR RANGE OF EQUITY SECURITIES IN THE INVESTOR TRUST	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

NON-INTERESTED TRUSTEES
Marcia L. Beck
Susan S. Huang
Alan S. Parsow
Thomas Robards
Larry M. Robbins
Michael Seely
INTERESTED TRUSTEE
Stephen J. Baker

          As of [DATE], 2010, the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of each Fund.

TRUSTEE AND OFFICER COMPENSATION

          The Trusts, and other registered investment companies comprising the HSBC Investor Funds, in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Robbins, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trusts pay each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pay each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

Interested Trustee
COMPENSATION FROM THE FUNDS^	Alan S. Parsow	Larry M. Robbins	Michael Seely	Thomas F. Robards	Susan S. Huang	Marcia L. Beck	Stephen. J. Baker
Growth Fund	[UPDATE]

Mid – Cap Fund
Overseas Equity Fund
Opportunity Fund
Value Fund
International Equity Fund
Opportunity Fund (Advisor)
Pension Or Retirement Benefits Accrued As Part Of The Funds’	None	None	None	None	None	None

Expenses (1)
Estimated Annual Benefits Upon Retirement	None	None	None	None	None	None
Total Compensation From Funds And Fund Complex(2) Paid To Trustees

^	For each of the Feeder Funds, the amounts are calculated based upon the Fund’s proportionate share of the amounts charged to the Underlying Portfolio in which the Fund invests.

	(1)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)

For these purposes, the Fund Complex consisted of [ UPDATE] Funds of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, and offshore feeder funds, as of October 31, 2009. HSBC Investor Funds includes 6 money market funds covered by separate SAIs.

          None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trusts and Citi, Citi makes a Citi employee available to serve as the Trusts’ Chief Compliance Officer. Under the Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which Citi employees serve the Trusts in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trusts currently pay Citi $266,0991 per annum, plus certain out of pocket expenses.

          Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

          The Trusts and the Portfolio Trust have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Funds’ Adviser and Subadvisers. The Proxy Voting Policies (or summaries thereof) of the Trusts and the Adviser and Subadvisers are attached as Appendices D-K.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2008 is available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to each Fund (or its Underlying Portfolio) pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust or Portfolio Trust. For its services, the Adviser is entitled to a fee from each Fund or Portfolio, which is accrued daily and paid monthly, and which is based on the Fund’s or Portfolio’s daily net assets, at an annual rate as set forth below. In the case of the Equity Funds, these amounts do not include sub-advisory fees payable by the Trusts to the respective Subadvisers. In the case of the Fixed Income Funds, these amounts are inclusive of any sub-advisory fees that the Adviser pays to an affiliated Subadviser.

FUND OR PORTFOLIO*	ASSET RANGE	FEE

Growth Portfolio	on all Assets	0.175%**

Mid-Cap Fund	on all Assets	0.25%**

International Equity Portfolio	on all Assets	0.25%**

Opportunity Portfolio	on all Assets	0.25%**

Value Portfolio	on all Assets	0.175%**

BRIC Equity Fund	on all Assets	0.80%

China Equity Fund	on all Assets	0.65%

India Equity Fund	on all Assets	0.65%

Climate Change Fund	on all Assets	0.25%

Short Duration Portfolio	on all Assets	0.40%

GEM Fixed Income Fund	on all Assets	0.60%

          For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of advisory fees (including sub-advisory fees, where applicable) paid by the Funds or the Portfolios were as follows (in the case of the Feeder Funds, advisory fees paid by each Underlying Portfolio were borne indirectly by the Fund to the extent of its interest in the Underlying Portfolio):

FUND	2009	2008	2007

Growth Portfolio	[UPDATE]	$419,329^	$350,983
Mid-Cap Fund		$193,406^	$230,741^
Value Portfolio		$361,899	$403,225
International Equity Portfolio		$2,264,311	$2,579,245
Opportunity Portfolio		$1,494,232	$1,751,650

^ Expense does not include deductions for waivers.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

          The Advisory Contract for each Fund or Portfolio will continue in effect through December 31, 2010. Thereafter, the Advisory Contract will continue in effect with respect to each Fund or Underlying Portfolio for successive periods not to exceed one (1) year, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio or by a Trust’s or the Portfolio Trust’s Board of Trustees, and (ii) by a majority of the Trustees of a Trust or the Portfolio Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund or Portfolio without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, NA (“HSBC Bank”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC Bank USA, Inc. or HSBC Bank will be purchased for a Fund or Portfolio.

          The Advisory Contract for each Fund or Portfolio provides that the Adviser will manage the portfolio of the Fund or Portfolio, either directly or through one or more subadvisers, and will furnish to the Fund or Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to each Trust and the Portfolio Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund or the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes to each Trust’s and the Portfolio Trust’s Board of Trustees periodic reports on the investment performance of each Fund and Portfolio.

          If the Adviser were prohibited from performing any of its services for the Trusts or the Portfolio Trust, it is expected that the relevant Board or Boards of Trustees would recommend to a Fund’s or Portfolio’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Funds and Portfolios are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

          Each Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 120 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the appropriate Trust’s Board of Trustees.

SUBADVISERS

          For each of the Funds, as listed below, a subadviser is responsible for the investment management of the Fund’s or Underlying Portfolio’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund or Portfolio directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

          The investment advisory services of each Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and does render investment advisory services to others.

          The Subadviser also furnishes to the Boards of Trustees of the Trusts, which have overall responsibility for the business and affairs of the Trusts, periodic reports on its services and the investment performance of the relevant Fund.

          Fixed Income Funds

          Halbis Capital Management (USA) Inc. (“Halbis”), located at 452 Fifth Avenue, New York, NY 10018, a wholly owned subsidiary of [_______________], which is under common control with the Adviser, serves as the subadviser of the GEM Fixed Income Fund and Short Duration Fund, as well as one other fixed income fund covered under a separate Statement of Additional Information.

          For its services to the Fund, the Subadviser receives a fee from the Adviser based on the Fund’s average daily net assets. This sub-advisory fee is 0.20%.

          Growth Fund (Growth Portfolio)

          Winslow Capital Management, Inc. (“Winslow”), located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as the Portfolio’s subadviser. For its services, the Subadviser receives a fee computed daily on the basis of the average daily net assets of all Winslow serviced funds and separate accounts affiliated with the Adviser, including the Fund, at an annual rate of 0.40% of the first $250 million of combined assets; 0.35% on the next $250 million of combined assets; 0.30% on the next $250 million of combined assets; 0.25% on the next $250 million of combined assets and 0.20% thereafter. Prior to May 13, 2008, Waddell & Reed Investment Management Company was the subadviser to the Portfolio.

          For the fiscal years ended October 31, 2009, 2008 and 2007 the Portfolio paid sub-advisory fees of $[_______ [UPDATE]___], $[_______________] and $[_____________], respectively.

          Mid-Cap Fund

          Munder Capital Management (“Munder Capital”) is the subadviser of the Mid-Cap Fund.

          Munder Capital, founded in 1985, is located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063. As of [DATE], the ownership of Munder Capital Management is comprised as follows: Munder Capital employees hold LLC units representing 24.9% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next four years; Crestview Partners GP, L.P. and its affiliates hold LLC units representing 63.3% of the firm’s value; and other minority-interest investors hold LLC units totaling 11.8% of the value.

          For the fiscal years ended October 31, 2009, 2008 and 2007 the Fund paid sub-advisory fees of $[________ [UPDATE]___], $[_______________] and $[_______________], respectively.

          International Equity Fund and Overseas Equity Fund (International Equity Portfolio)

          AllianceBernstein L.P. (“AllianceBernstein”) is the subadviser to the International Equity Portfolio. AllianceBernstein is located at 1345 Avenue of the Americas New York, NY 10105.

          For its services, AllianceBernstein receives a fee based on the Portfolio’s average daily net assets, at the annual rate of 0.765% of net assets up to $10 million, 0.675% of net assets over $10 million up to $25 million, 0.54% of net assets over $25 million up to $50 million, and 0.45% of net assets over 50 million up to $100 million, and 0.36% of net assets over $100 million.

          For the fiscal years ended October 31, 2009, 2008 and 2007, sub-advisory fees from the Portfolio aggregated $[________ [UPDATE]___], $[_______________] and $[_______________], respectively.

          Opportunity Fund and Advisor Opportunity Fund (Opportunity Portfolio)

          Westfield Capital Management Company, L.P. (“Westfield”), is the Opportunity Portfolio’s aubadviser. Westfield, a partnership jointly owned by its management team owners and by Boston Private Financial Holdings, Inc., was founded in 1989 and supervises domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. Westfield uses a team approach to investment management. The team consists of 14 professionals with an average 17 years of investment experience.

Westfield’s goal is to deliver consistent investment results where its investment philosophy may be maintained through teamwork rather than individual efforts. For its services, the subadviser receives a fee equal on an annual basis to 0.55% of the Portfolio’s average daily net assets.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the Portfolio paid sub-advisory fees equal to $[_______________], $[_______________] and $[________ [UPDATE]_______], respectively.

          Value Fund (Value Portfolio)

          NWQ Investment Management Co., LLC (“NWQ”), located at 2049 Century Park East, 16th Floor, Los Angeles, CA 90067, serves as the Value Portfolio’s subadviser.

          NWQ is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). See below for NWQ ownership description.

          On November 13, 2007, Nuveen was acquired by equity investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity firm based in Chicago, Illinois. The investor group led by MDP includes affiliates of Merrill Lynch, which has since been acquired by Bank of America Corporation.

          For its services, the Subadviser receives a fee based on the Portfolio’s average daily net assets, at the annual rate of 0.35% of net assets up to $500 million, 0.30% of net assets over $500 million up to $1 billion, and 0.25% of net assets over $1 billion.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the Portfolio paid sub-advisory fees equal to $[_______________], $[_______________] and $[________ [UPDATE]______], respectively.

PORTFOLIO MANAGERS

          The Prospectus identifies the individual or individuals who are primarily responsible for the day-to-day management of each of the Funds or its Underlying Portfolio (the “portfolio manager(s)”). This section of the SAI contains certain additional information about the portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest. This section is broken down into two parts, the first which covers the Fixed Income Funds managed by Halbis, and the second part covers the Equity Funds managed by various other Subadvisers. In each section, there is information in a tabular format, as of October 31, 2009 (unless a more recent date is indicated), about the other accounts, if any, in addition to the relevant Fund or Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

          The tables below show the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

          Fund Ownership of Portfolio Managers

          The portfolio managers did not beneficially own shares of the Fund or Funds they manage as of October 31, 2009.

Halbis (Subadviser to the Fixed Income Funds)^

	Other Accounts Managed^			Other Accounts with Performance -Based Fees/ Total Assets in Accounts

Names of Portfolio Managers on Team	Other Registered Investment Companies (“RICs”)	Other Pooled Investment Vehicles (“PIVs”)	Other Accounts	Number & Type of Accounts in this Category	Total Assets in such Accounts, if any

[UPDATE]

^ For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

Portfolio Manager Compensation Structure (Halbis and the Adviser)

          As employees of Halbis, an affiliate of the Adviser, the portfolio managers are compensated by Halbis for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

          The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the 3rd anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

          Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the portfolio manager reports. Amounts paid as discretionary bonuses and as deferred compensation will vary based upon the relevant manager’s assessment of the portfolio manager’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

          Potential Conflicts of Interest

          Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes Halbis) and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

          The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

          Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

          The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

          Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

          Because portfolio managers of the Adviser manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

Equity Funds Managed by Other Subadvisers

          Set forth below is information about the portfolio managers of the Equity Funds, which utilize the Subadvisers indicated.

          Fund Ownership of Portfolio Managers

          Unless otherwise noted, the portfolio managers of the respective Equity Funds did not beneficially own shares of the Fund or Funds they manage, as of October 31, 2009.

AllianceBernstein (Subadviser to the International Equity Portfolio)

Name of Portfolio Manager(1)	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

	65	82	758	2	2	102

Sharon E. Fay Kevin F. Simms Giulio Martini Henry S. D’Auria	[UPDATE]

(1)          The information provided is for the Bernstein Global Value Investment Policy Group. The portfolio managers listed are the individuals on the team that have the most responsibility for the day-to-day management of the Portfolio.

Portfolio Manager Compensation Structure

          AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for AllianceBernstein’s clients, including shareholders of AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

          Fixed base salary. This is generally the smallest portion of compensation. The base salary is relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on a level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          Discretionary incentive compensation in the form of annual cash bonus. AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

          Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”). AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual funds shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.

          Contributions under the Adviser’s Profit Sharing/401(k) Plan. The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Potential Conflicts of Interest

          As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including all AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expect all of its employees to meet their fiduciary duties.

          Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

          Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for AllianceBernstein’s clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

          Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar account, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

          AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in the investment gains.

          To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

          In addition, AllianceBernstein has designated a senior attorney in our Legal and Compliance Department, Mark Anderson, as Conflicts Officer. Identifying conflicts of interest, both actual and potential, is an ongoing process. The position reports to Mark Manley, Chief Compliance Officer.

          These policies are constructed and implemented by the Legal and Compliance Department in coordination with the relevant business areas.

Munder Capital (Subadviser to the Mid-Cap Fund)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type as of [DATE]			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony Y.	[UPDATE]			—	—	—
Dong				—	—	—

Brian S.				—	—	—
Matuszak				—	—	—

Andy Y.				—	—	—
Mui				—	—	—

George L.				—	—	—
Sanders II				—	—	—

Geoffrey A.				—	—	—
Wilson				—	—	—

Portfolio Manager Compensation Structure

          The compensation package for all members of Munder Capital’s portfolio management teams has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation or performance-based fees. Munder Capital also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.

          Munder Capital strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries and incentives are compared at least annually with investment industry benchmark compensation surveys.

          Members of Munder Capital’s portfolio management teams are eligible to earn a performance bonus, which is determined annually. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. In determining portfolio manager bonuses, Munder Capital considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, pre-tax performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success.

          Certain portfolio managers are eligible to receive variable bonus compensation based on fees received by the Advisor for all accounts managed by the portfolio manager pursuant to a specific investment style. In certain instances, such compensation is conditioned upon a minimum asset level in the investment discipline. In certain instances, such compensation is based on the investment performance of accounts managed by such portfolio manager pursuant to a specific investment style, provided the performance of the related investment style composite exceeds the performance of the related index on a compound annual basis over a stated period.

          Key members of the portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of Munder Capital. Restricted shares typically vest quarterly over a three-year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers’ interests with those of Munder Capital directly, and, indirectly, the accounts managed by Munder Capital.

          Potential Conflicts of Interest

          Munder Capital’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder Capital and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”), as applicable. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both Munder Capital and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

          Potential Conflicts Relating to the Interests of Portfolio Management Teams and Munder Capital: Munder Capital and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder Capital or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder Capital and/or its affiliates). Munder Capital and Pierce Street may compensate portfolio management team personnel differently depending on the nature of a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

          If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder Capital and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund’s trading activity. In addition, a portfolio management team may take a short position in a security on behalf of the Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Munder Capital take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

          Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Munder Capital, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

          Although Munder Capital does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder Capital does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

          Munder Capital and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder Capital also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder Capital, Pierce Street and the portfolio management teams may face. In addition, Munder Capital and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder Capital or Pierce Street, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder Capital periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of Munder Capital or Pierce Street will achieve their intended result.

NWQ (Subadviser to the Value Portfolio)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
[UPDATE]
Jon D. Bosse,
CFA*

Craig O.
Bailey, Jr.*

* Mr. Bosse and Mr. Bailey co-manage many of NWQ’s client accounts.

Portfolio Manager Compensation Structure

          NWQ’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program includes the following components: (1) base salary, and (2) annual bonus.

          Bonus. The annual bonus can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contributions as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic. The Russell 1000 Value is the primary benchmark for the large cap value strategy accounts by which the portfolio managers’ bonus compensation is generally measured. Jon Bosse also serves as the primary portfolio manager for certain accounts that employ an all-cap value strategy, and the primary benchmark for this strategy is the Russell Mid-Cap Value. Therefore, Mr. Bosse’s compensation is tied to his performance against both benchmarks, as well as other factors indicated in this paragraph.

          The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time) made to most investment professionals. Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements.

Potential Conflicts of Interest

          Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

•

Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts with respect to which a portfolio manager has day-to-day management responsibilities.

          NWQ has adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Winslow (Subadviser to the Growth Fund):

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
[UPDATE]
Clark J.
Winslow

Justin H. Kelly,
CFA

R. Bart Wear,
CFA

Portfolio Manager Compensation Structure

          In an effort to retain key personnel, Winslow Capital Management has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is determined by the Winslow Capital Operating Committee and is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product. Effective December 26, 2008, upon the acquisition of Winslow Capital by Nuveen Investments, Inc., the portfolio managers have long-term employment agreements with multi-year non-competition/non-solicitation clauses. The Operating Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm.

Potential Conflicts of Interest

          A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

          • If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

          • An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

          To address potential conflicts of interest, Winslow has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Westfield (Subadviser to the Opportunity Fund and Advisor Opportunity Fund)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Arthur J.	[UPDATE]

Bauernfeind

William A.
Muggia

Ethan J.
Meyers

Scott R.
Emerman

Matthew W.
Strobeck

Portfolio Manager Compensation Structure

          Members of the Investment Committee may be eligible to receive various components of compensation:

•	Investment Committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•

Investment Committee members may be eligible to receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield.

•

Investment Committee members may be eligible to receive a bonus pool distribution award. This award is derived from a bonus pool based on 40% of the operating profit of Westfield, which is calculated in accordance with Westfield’s practices prior to the effective date of the recapitalization that closed on June 30, 2008. Individual awards are determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm.

•

Investment Committee members may also receive equity interests in the future profits of Westfield. The members of Westfield’s management team who received equity interests in the firm entered into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation was in addition to their competitive salary and performance based bonus and cliff-vests over five years.

          Additionally, as manager of four limited partnerships, William Muggia is entitled to receive a portion of any performance fees earned on the partnerships. Mr. Muggia is also granted discretion to award a portion of any performance based fees earned by such limited partnerships to any member of Westfield.

          Potential Conflicts of Interest

          Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted policies and procedures to address such potential conflicts.

          The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons, and fees as the investment committee must allocate their time and investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee and those that do not. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. To fulfill our obligation to seek best execution, while satisfying client directed brokerage arrangements, Westfield may bundle directed broker orders with non-directed broker orders, and then utilize step out trades to satisfy the direction. If a client directed brokerage arrangement does not allow the use of step-out trades, such orders will typically go last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm’s Code of Ethics.

DISTRIBUTION PLANS - CLASS A, CLASS B, AND CLASS C SHARES ONLY

          The Investor Trust has adopted Distribution Plans, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plans”), with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), and Class C Shares (the “Class C Plan”), of each Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, and Class C Shares may bear pursuant to the Class A Plan, Class B Plan and Class C Plan without approval by shareholders of the Class A Shares, Class B Shares, and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Investor Trust who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, and Class C Shares and to reduce each class’s expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class’s shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

          For the fiscal years ended October 31, 2009, 2008 and 2007, each Investor Trust Fund paid the following for distribution expenses:

FUND	2009	2008	2007
Growth Fund	[UPDATE]	$12,174	$11,923
Mid-Cap Fund		$31,859	$50,968
Overseas Equity Fund		$20,127	$27,122
Opportunity Fund		$28,097	$39,002
Value Fund		$10,540	$15,512

THE DISTRIBUTOR

          Foreside Distribution Services LP (“Foreside”), whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Funds under a Distribution Contract with each of the Investor Trust and Advisor Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trusts related to, among other things, the review and approval of Fund selling agreements, the review of the Funds’ marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

          Pursuant to the Distribution Plans adopted by the Investor Trust, the Distributor is reimbursed from each Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, and Class C Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, and Class C Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of the Distributor’s reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Servicing Agents pursuant to the Shareholder Services Plan will not exceed on an annual basis 1.00% of a Fund’s average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

          The Distribution Plans are subject to the Board of Trustees’ approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

SHAREHOLDER SERVICES PLAN

          The Investor Trust has adopted a Shareholder Services Plan which provides that the Trust may obtain the services of one or more Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares and Class C Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares or Class C Shares by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares or Class C Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Agreement dated as of July 1, 2006, as amended June 4, 2007, the Adviser serves as the Trusts’ administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts’ operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

          Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trusts and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Agreement was renewed for the one (1) year period ending December 31, 2009, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements.

          The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of: [These tables need to be updated to reflect the new fee schedules – the primary admin fee schedule is in the June Board book. I think that the sub-admin fee schedule is on the Citi Corp. Governance site.]

Up to $12 billion	0.0525%
In excess of $12 billion	0.0350%

          The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

          Net assets shall be aggregated across all Funds to determine a total fee for all Funds, and each Fund shall be charged its pro rata share of such fee based on the ratio of its net assets to the aggregate net assets of all Funds. Assets in any Fund (a “Feeder Fund”) that invests in another Fund (a “Master Fund”) shall be counted (and a fee charged thereon) in either the Feeder Fund or the Master Fund, but not both, provided that fees on such assets may be apportioned between the Feeder Fund and the Master Fund. For purposes of determining the fees payable for administrative services, the value of each Fund’s net assets shall be computed in the manner described in such Fund’s governing documents (e.g., Memorandum and Articles of Association, Declaration of Trust, etc.) or in its offering documents (e.g., Prospectus or SAI, Offering Memorandum, etc.) as from time to time in effect for the computation of the value of such net assets in connection with the purchase and redemption of shares.

          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the Underlying Portfolios that reflect assets of Funds that invest in the Portfolios are not double-counted. The total administration fee to be paid is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis. For assets invested in the Underlying Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half of the administration fee, for a combination at the total fee rate set forth above.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of administration fees paid directly by the Funds was:

FUND*	2009	2008	2007
Growth Fund	[UPDATE]	$11,585	$15,144
Mid-Cap Fund		$10,801	$18,245
Overseas Equity Fund		$2,898	$6,322
Opportunity Fund		$3,571	$7,075
Value Fund		$9,927	$16,335
International Equity Fund		$62,887	$99,740
Opportunity Fund Advisor		$30,962	$51,982

* For each of the Feeder Funds, the amounts are calculated based upon the Fund’s proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the Fund invests.

TRANSFER AGENT

          Under the Master Services Agreement, Citi acts as transfer agent (“Transfer Agent”) for the Trusts. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trusts. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2009, the aggregate amount of fund accounting fees paid by the Funds was:

FUND	2009
Growth Fund	[UPDATE]
Mid-Cap Fund
Overseas Equity Fund
International Equity Fund
Opportunity Fund
Adviser Opportunity Fund
Value Fund

* Fund accounting fees are not reduced to reflect waivers.

SHAREHOLDER SERVICING AGENTS

          The Trusts have entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Servicing Agents, including HSBC, pursuant to which the Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of each Trust, proxy statements, annual reports, updated prospectuses and other communications from each Trust to the Funds’ shareholders; receives, tabulates and transmits to each Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trusts; and provides such other related services as the Trusts or a shareholder may request. Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A, B and C Shares.

          The Trusts understand that some Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by each Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, each Trust understands that certain Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds with respect to those accounts.

For the fiscal years ended October 31, 2009 and 2008, each Investor Trust Fund paid the following shareholder servicing expenses:

Fund	2009	2008

Growth Fund	[UPDATE]	$64,385
Mid-Cap Fund		$23,215
Overseas Equity Fund		$33,666
Opportunity Fund		$41,822
Value Fund		$55,305

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees of each Trust would review the relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

          Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the net asset value of the portfolios.

DETERMINATION OF NET ASSET VALUE

          The net asset value of each of the shares is determined on each day on which the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this SAI, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments of the Funds for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

General

➢

All securities are valued based on the market quotes from the broadest and most representative market for the securities. All valuations are obtained as of the time net asset value is calculated on each Fund business day.

Equity securities

➢

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange.

➢	Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢	Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢	Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

Debt securities

➢	Debt securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus interest.

➢

Other debt securities are valued at the bid price as of the time net asset value is determined, as determined by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices.

Registered investment companies

➢	Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢	Mutual funds are valued at their net asset values, as reported to the investment adviser or its agent.

Foreign currencies

➢	Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢	The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such latest foreign exchange bid quotation.

Futures contracts

➢	Futures contracts are valued at their settlement price on the exchange on which they are traded.

Repurchase agreements

➢	Repurchase agreements are valued at original cost.

          Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

          The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

          The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

          To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

          Subject to each Trust’s compliance with applicable regulations, the Trusts on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. Each Trust will redeem Fund shares in kind only if it has received a redemption in kind from a Portfolio and therefore shareholders of a Fund that receive redemptions in kind will receive securities of the portfolio. The Portfolios have advised each Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

PURCHASE OF SHARES

          Shares may be purchased through the Distributor, Shareholder Servicing Agents or Securities Brokers. Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

          All purchase payments are invested in full and fractional Shares. Each Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

          While there is no sales load on purchases of Class B Shares and Class C Shares, the Distributor may receive fees from the Funds. Other funds which have investment objectives similar to those of a Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

          An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

          Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

          The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges”. The Prospectuses contain a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase. The Prospectuses contain a table of applicable contingent deferred sales charges (“CDSCs”). After being held for six years, Class B Shares will automatically convert into Class A Shares which are not subject to sales charges or a CDSC. Class B and C Shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trusts sign.

          When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B Shares or Class C Shares would be less than the accumulated distribution fee and initial sales charge on Class A Shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A Shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution and service fees on Class B or Class C Shares exceed the accumulated distribution fee and initial sales charge on Class A Shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C Shares have a shorter CDSC period than Class B Shares, Class C Shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B Shares may be more attractive than Class C Shares to investors with longer term investment outlooks. Generally, Class A Shares will be most appropriate for investors who invest substantial amounts (e.g. over $50,000) in Fund shares.

          Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

          The sales load on Class A Shares does not apply in any instance to reinvested dividends.

          From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Funds. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

          Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Investor Funds. The Class A, B and C Shares of the Fixed Income Funds and Equity Funds are referred to as the “Retail Classes”. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Classes may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

          An investor will receive Class A Shares of a Fund in exchange for Class A Shares of other HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A Shares of an HSBC Investor Fund. Class B Shares, Class C Shares, and Class I Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of Class B Shares may not exchange their Shares for shares of any other class. Exchanges into Class A Shares may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. Note[FM10] An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trusts at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trusts, in their discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

          The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trusts offer a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trusts and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trusts, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from Citi at the telephone number listed on the front cover.

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see “The Distributor” for address and phone number).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

          The public offering price of the Class A Shares of the Funds equals net asset value plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

Equity Funds

SIZE OF TRANSACTION AT OFFERING PRICE	SALES CHARGES AS: PERCENTAGE OF OFFERING PRICE	PERCENTAGE OF NET AMOUNT INVESTED
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Fixed Income Funds

SIZE OF TRANSACTION AT OFFERING PRICE	SALES CHARGES AS: PERCENTAGE OF OFFERING PRICE	PERCENTAGE OF NET AMOUNT INVESTED
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

SALES CHARGE WAIVERS

          The Distributor may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Distributor may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge, sales charges for the purchase of the Funds Class A Shares with the proceeds from the recent redemption of Class B Shares, or sales charges for the purchase of Class C Shares of the Funds. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

          For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Investor Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

LETTER OF INTENT

          An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

          A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trusts at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

RIGHT OF ACCUMULATION

          Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Funds then being purchased plus (b) an amount equal to the then current net asset value of the “purchaser’s combined holdings” of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

          Class B Shares of the Funds, which are redeemed less than four years after purchase, will be subject to a CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

          Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

          Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

          The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Code) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES

          Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B Shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

          Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. Class C Shares of the Funds are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares” except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund’s Board of Trustees and regulatory limitations.

          The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

          Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

          A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trusts has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and, in the context of a registered Feeder Fund’s redemption in kind from a Portfolio, the redemption also did not favor the Portfolio to the detriment of the Feeder Fund; and (c) were in the best interests of the distributing Fund or Portfolio.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

          Redemption by Wire or Telephone. An investor may redeem Class A, Class B and Class C Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

          Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

          Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

          The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          For the Fixed Income Funds, the Trust declares all of a Fund’s net investment income daily as a dividend to the Fund’s shareholders. Dividends substantially equal to a Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

          A Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. For the Fixed Income Funds, International Equity Fund, Mid-Cap Fund, Overseas Equity Fund, Opportunity Fund, and Advisor Opportunity Fund, dividends are distributed monthly. For the Growth Fund, dividends are distributed annually, and for the Value Fund, dividends are distributed semi-annually. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

          Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolios and therefore will not be distributed as dividends to the shareholders of the Funds that invest in the Portfolios. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolios in accordance with its investment objective and policies.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

INVESTOR TRUST AND ADVISOR TRUST

          Each Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Investor Trust has 37 series of shares and the Advisor Trust has 2 series of shares. The separate series of each Trust constitute a separately managed “Fund”. The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

          Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention to hold annual meetings of shareholders, although the Trusts will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          Under each Trust’s Declaration of Trust, the Trusts are not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Investor Trust or the Advisor Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, each Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders, or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Investor Trust’s and Advisor Trust’s Declaration of Trust provide that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

          The Trusts’ shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Interests in a Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust’s Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

          Shareholders of the Investor Trust and Advisor Trust should note that the respective series (or “Portfolios”) of the Portfolio Trust will vote separately or together in the same manner as described above for the Trusts. Under certain circumstances, the investors in one or more Portfolios of the Portfolio Trust could control the outcome of these votes. Whenever the Portfolio Trust is requested to vote on a matter pertaining to the Portfolio, the Advisor Trust and/or the Investor Trust will hold a meeting of the affected Fund’s shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund’s shareholders. However, subject to applicable statutory and regulatory requirements, the Investor Trust and Advisor Trust would not request a vote of a Fund’s shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

          Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the same Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of a Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

          Each of the Investor Trust and Advisor Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          Each Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PORTFOLIO TRUST

          The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has five series. The Portfolio Trust’s Declaration of Trust provides that a Fund and other entities investing in each Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither a Fund nor its shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

OWNERSHIP OF THE FUNDS

          As of [UPDATE], the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder
[UPDATE]

TAXATION

          Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

          The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

          If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all or substantially all of such income.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

          A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

THE PORTFOLIOS

          Each Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether a Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio’s income and assets.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The favorable tax treatment of qualifying dividends is scheduled to expire after 2010.

          The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% under current law. The maximum rate on long-term capital gains is currently scheduled to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income.

          Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

          If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS

          Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is 15% (scheduled to increase to 20% after 2010). Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from a Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

          If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

          The Funds generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

          Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

          Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend the provision.

FUND INVESTMENTS

          Market Discount. If a Portfolio or a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

          Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

          Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

          Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

          Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

          Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

          Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

          Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder’s tax situation.

          All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation’s adjusted current earnings. The Funds will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

SPECIAL TAX CONSIDERATIONS

          Exempt-interest dividends, whether received by shareholders in cash or in additional shares, derived by New York residents from interest on qualifying New York bonds generally are exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible for New York State or New York City personal income tax purposes to the extent that it relates to exempt-interest dividends that are exempt from New York State or New York City personal income taxes. Gain on the sale or redemption of Fund shares generally is subject to New York State and New York City personal income tax. Prospective investors are advised to consult with their own tax advisors for more detailed information concerning state and local tax matters.

          A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If a Fund so elects, the Fund’s shareholders will be required to include additional amounts attributable to the credit in their income.

FOREIGN TAX ISSUES

          Passive Foreign Investment Companies. The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

          The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and mark-to-market losses and any loss from an actual disposition of a Fund’s shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Taxes. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributes at least 90% of its investment company taxable income, that Fund will be eligible and may (or may not) elect to “pass through” to that Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to each Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. If a Fund is not eligible to, or does not, make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

Indian Tax Issues (BRIC Fund and India Fund). Under the Indian income-tax legislation, as a general rule, long-term capital gains applicable to FIIs registered with SEBI upon the disposal of securities is taxable at 10% (plus surcharges) whereas short-term capital gains are taxable at 30% (plus surcharges). Shares in a company, other securities listed on a recognized stock exchange in India and units of a mutual fund registered with SEBI qualify as long-term if they are held for more than one year prior to disposal and as short-term if they are held for one year or less prior to disposal. Securities other than the foregoing qualify as long-term only if they are held for more than three years prior to disposal and as short-term if they are held for three years or less prior to disposal.

          As a special rule which applies to all taxpayers, long-term capital gains arising from the disposal of equity shares in a company are exempt from income tax if the transaction is entered through a recognized stock exchange in India and the applicable securities transaction tax is paid. Short-term capital gains resulting from the disposal of equity securities is taxable at 10% (plus surcharges) if the relevant transaction is entered through a recognized stock exchange in India and the applicable securities transaction tax is paid. The disposal of equity shares through a recognized Indian stock exchange is subject to a securities transaction tax (“STT”) of 0.025%, which is recovered by the stock exchange from the settlement amount. STT, however, is not tax deductible while computing capital gains. Capital gains tax is imposed as described above only upon the disposal of securities (i.e., when the gains are realized).

          Unrecouped capital losses can be carried forward to set-off future “capital gains”. In order to carry such losses forward, the tax return for the loss year (April to March) must be filed within a prescribed time period. Capital losses can be carried forward for a maximum period of eight years. Unrecouped business loss is treated similarly.

          Interest income received by FIIs from debt securities is subject to a tax of 20% (plus surcharges). Dividends received from shares are fully exempt from income tax in the hands of the relevant shareholder (including an FII). However, the dividend paying company is liable to a distribution tax of 15% (plus surcharges).

          Gains from the disposal of securities which are classified as “business income” (rather than “capital gains”) are subject to income tax at the full applicable rates without any exemptions. Therefore, a FII that is organized as a corporate entity would be taxed at the rate of 40% (plus surcharges) whereas a noncorporate entity would be taxed at the rate of 30% (plus surcharges) of its “business income”. Any STT paid is generally available as a rebate from the income tax payable on such “business income”. Unrealized gains/loss on securities could be subject to income tax when computing “business income”.

          India’s right to impose income tax on a non-resident as well as to apply a tax rate as per its income tax legislation is subject to the provisions of any applicable Double Taxation Avoidance Agreement (if any) between India and the country of tax residence of such non-resident. Taxes incurred on the Funds’ short-term realized gains may lower the potential short-term capital gains distribution of the Funds. Any taxes paid in India by the Funds on short-term realized gains will be available to be included in the calculation of the Funds’ foreign tax credit that is passed through to shareholders via Form 1099-DIV if the Fund is eligible and elects to do so, as described above. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of the Funds, they also potentially lower, to a larger extent, the total return of the Funds as proceeds from sales are reduced by the amount of the tax.

China Tax Issues (China Fund). The Chinese system of taxation is not as well settled as that of the United States and may have retroactive effects. Generally, income derived from interest, dividends, profit distributions and capital gains of B-Shares is subject to a 20% withholding tax. This tax is reduced to 10% on income received from companies established in Shanghai or Shenzhen. If Chinese issuers of B-Shares qualify as Sino-foreign joint ventures, it is possible that they will be exempted from the withholding tax. Any gains realized by the China Equity Fund from the sale of B-Shares may be considered as China resourced income which will be subject to withholding tax at the rate described above.

OTHER INFORMATION

CAPITALIZATION

          The Advisor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996. The Investor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Investor Trust was “Fund Trust”. Prior to April 12, 2001, the name of the Investor Trust was Republic Funds.

          The capitalization of each of the Investor Trust and Advisor Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Boards of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trusts for the fiscal year ending October 31, 2010. KPMG LLP will audit each Trust’s annual financial statements, prepare each Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trusts, and also acts as counsel to the Trusts. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

          Each Trust, and each of the Adviser, the Subadvisers, Citi and the Distributor have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, the Subadvisers, Citi and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in each Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of a Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

          Each Fund’s current audited financial statements (and the audited financial statements of the corresponding Portfolios) dated October 31, 2009 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2009 as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trusts, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus (+) or Minus (-)	The ratings from ‘AA’ to ‘BB’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: An S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A I

Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1

This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-1

A-3

Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns

“dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., ‘AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., ‘SP-1+/A-1+).

MOODY’S INVESTORS SERVICE

U.S. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly VMIG1 1reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding VMIG 2 group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access VMIG 3 for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

A-2

Commercial Paper

Prime-1

Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes U.S. Public Finance securities)

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single ‘A’ ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or Minus (-)	Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

A-3

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus (+)	The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

A-4

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

          Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

          The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending” on numerous factors.

          Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1.

Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

2.

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

3.

Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

4.

Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

          Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of

B-1

credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

          The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

B-2

APPENDIX C

HSBC INVESTOR FUNDS,
HSBC ADVISOR FUNDS TRUST, and
HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY

          The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Asset Management (Americas) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

          The Board will provide the Trust’s consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

C-1

APPENDIX D

HSBC INVESTMENTS (USA) INC and
HALBIS CAPITAL MANAGEMENT (USA) INC.
PROXY VOTING POLICY AND PROCEDURES

December 2006

HSBC Investments (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

The purpose of this proxy voting policy is to reasonably insure that HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager’s investment advisory clients is the primary consideration in determining how proxies should be voted.

As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

Proxy Voting Policy

It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

D-1

In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

Administration

The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

Conflicts of Interest

HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

Client Access to Proxy Voting Records

A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Investments (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

D-2

APPENDIX E

Westfield Capital Management Company, LP

Proxy Voting Policy

Revised September 2008

Policy Statement and Introduction

Westfield Capital Management Company, LP (“WCM”) will offer to vote proxies for all accounts. WCM believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. We also recognize that the voting of proxies with respect to securities held in managed accounts is an investment responsibility having economic value.

This memorandum sets forth WCM’s policies for voting proxies. WCM has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Act”). Our authority to vote proxies for our clients is established by our advisory contracts or comparable documents. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Additionally, in accordance with Rule 204-2 of the Act, WCM will maintain records of voting of shares for which WCM has proxy voting authority in accordance with its fiduciary obligations and applicable law.

Proxy Committee

WCM has a Proxy Committee (the “Committee”) composed of individuals from investment, marketing and compliance departments. The Board of Directors will appoint the members of the Committee and consider recommendations for members from the Committee. The Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.	reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable;

2	considers special proxy issues as they may arise from time to time.

As of the date of these procedures, the following members of WCM will serve on the Committee:

Brandi McMahon, Senior Compliance Associate, Chairperson
Heather Witte, Senior Marketing and Client Service Representative
John Montgomery, Partner and Portfolio Strategist
Karen DiGravio, Partner, Chief Financial Officer and Chief Compliance Officer
Tracee Currier, Proxy Associate & Compliance Assistant, Assistant Chairperson

Proxy Voting Administration

WCM’s Proxy Associate, under supervision of the Proxy Committee, has the following duties:

1.

oversee the work of any third party vendor hired to process proxy votes; as of the date of these procedures, WCM’s third party vendor is Glass Lewis & Co. (“Glass Lewis”). WCM utilizes Glass Lewis’Viewpoint Proxy Platform;

2.

monitor the ballot reconciliation conducted by Glass Lewis, and disseminate the reconciliation of ballots and missed/unvoted proxy reports to the Proxy Committee quarterly, utilizing the customized reporting within Glass Lewis;

3.	review and approve votes on Glass Lewis;

4.	maintain required records of proxy votes on behalf of WCM client accounts including maintaining documents received or created that were material to the voting decision;

5.	prepare and distribute reports requested by WCM clients;

6.	maintain records of all communications received from clients requesting information on proxy voting and responses thereto;

7.	escalate issues on recurring problems reported;

8.	communicate the registration of any new accounts with proxy voting authority, custodian changes or terminated accounts to Glass Lewis;

9.

report any conflicts of interest to the Proxy Committee and obtain an approval from the committee, if an override is necessary (See Conflicts of Interest section within this policy for specific procedures); and

10.	conduct due diligence annually on Glass Lewis, including the review of a SAS70 if available (at time of procedures Glass Lewis does not have a SAS70).

Proxy Voting Guidelines

WCM maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Committee on those issues believed most likely to arise day to day.

The Proxy Associate reviews the proxy agenda against WCM’s guidelines and the recommendation from Glass Lewis. The Proxy Associate will exercise discretion to vote the proxies within WCM proxy policy guidelines as recommended in Glass Lewis. Any contentious issues, especially, special meeting agendas or contested meetings will be referred to the appropriate Security Analyst. If WCM is among the Top 20 shareholders, the Proxy Associate will confirm the recommended votes with the Security Analyst. The Security Analyst will provide a recommended rationale if an override is proposed and the Proxy Committee will approve the override.

A copy of the Guidelines is attached to this memorandum as Exhibit A. WCM will vote all proxies in accordance with the Guidelines subject to the following exceptions:

1.

If the investment analyst covering the stock of a company with a proxy vote believes that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the Proxy Associate not to follow the Guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Associate will review any such request with the Committee and will maintain records of each item.

2.

For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor (“DOL”), WCM may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of WCM’s regular Guidelines. For a summary of AFL-CIO guidelines please see Exhibit E. WCM may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Proxy Committee.

3.

For clients who support social responsible issues, WCM may accept instructions to vote proxies in accordance with WCM policy, coupled with Glass Lewis’ Socially Responsible guidelines, when specific SRI issues are not covered. Please see Exhibit F for a summary of these guidelines.

4.	Information on WCM’s proxy voting decision may not be distributed to external solicitors.

5.

The Proxy Associate will ensure that all ballots will be voted provided that they are received on the vote deadline date. All unvoted ballots will be noted in the ballot records, indicating the reason why they were not voted and documenting our best efforts to obtain such ballots.

6.	In light of the potential conflict of interest arising from a WCM employee holding a directorship with Metabolix, Inc., the Proxy Committee has resolved that Metabolix, Inc. proxies will be voted strictly in accordance with Glass, Lewis’ recommendations and that WCM not retain any discretion over such proxies.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with WCM. For example, WCM could manage a defined benefit or defined contribution pension plan for the issuer. WCM’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

1.	A portion of the Committee is composed of professionals from the Investment Committee. Furthermore, proxy administration is in the Compliance Department

2.	Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.

3.

For all meetings where we are voting against policy as requested by the Security Analyst and/or client, the Proxy Associate will first check for conflicts among the Company’s Board of Directors up for reelection and then obtain the approval from the Proxy Committee. In addition, the Proxy Associate will review material conflicts of interest by checking the WCM vendor list provided by the WCM Treasurer. If any conflicts arise, it will be brought to the Proxy Committee’s attention and Exhibit B will be completed and retained.

Recordkeeping

The Proxy Associate, will retain copies of the following books and records for the required retention period. The Proxy Associate is responsible for ensuring that all required proxy records are accurate and complete. At a minimum the following records will be retained by WCM or Glass Lewis:

1.	a copy of the Proxy Voting Polices and Guidelines and amendments that were in effect for at least the past five years.

2.	electronic or paper copies of each proxy statement received by WCM or Glass Lewis with respect to securities in client accounts;

3.	records of each vote cast for each client;

4.	a reconciliation of Westfield holdings vs. ballots received;

5.	monthly ballot reconciliation report;

6.	monthly missed/unvoted ballot report;

7.	internal documents generated in connection with a proxy referral to the Investment Committee such as emails, memoranda etc;

8.	written reports to clients on proxy voting and of all client requests for information and WCM’s response;

9.	disclosure documentation to clients on how they may obtain information on how we voted their securities.

In accordance with Rule 204-2 of the Investment Advisers Act of 1940, all proxy voting records will be maintained for five years. Westfield will (1) require Glass Lewis to provide copies of all voting records promptly upon request; and (2) require Glass Lewis to maintain the records noted in (2) and (3) above.

Exhibit A

Westfield Capital Management Company, LP
Proxy Voting Guidelines

For

SEPARATELY MANAGED ACCOUNTS &
SUB-ADVISORY MUTUAL FUND ASSETS
INCLUDING LIMITED PARTNERSHIPS

The Proxy Voting Guidelines below summarize WCM’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. These Guidelines have been established for the specific purpose of promoting the economic interests of our clients. In addition to our Proxy Voting Guidelines, WCM will also consider the research and recommendations from Glass Lewis for guidance; particularly for issues not covered in our Proxy Policy, as well as on issues specific to Taft-Hartley and Social Responsibility. If the stock is not in our research universe, WCM will default to Glass Lewis research recommendations. If the issue is in our research universe but is not covered under the policy, WCM will also default to the Glass Lewis research recommendation. Please see Glass Lewis’ Proxy Paper Policy Guidelines in Exhibit C. However, in this circumstance, the analyst has the authority to override the recommendation with the rationale provided.

The following Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-US issuers.

I. Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

A. Matters Relating to the Board of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

➢	WCM will withhold votes for any nominee for director if

•

The board does not have a two-third majority of independent directors. In the event that more than one third of the members are affiliated or inside directors, we will withhold votes per Glass Lewis research recommendations to satisfy the two-thirds threshold that is deemed appropriate. However, the two third majority does not apply when a single individual or entity owns more than 50% of the voting shares (“Controlled Companies”)

as the interests of the majority of shareholders are the interests of that entity or individual; or

	•	The board does not have nominating, audit and compensation committees composed solely of independent directors; or

➢	WCM will withhold votes for any nominee for the:

	•	audit committee who sits on more than three public company audit committees; or

	•	compensation committee if performance goals were changed when employees failed or were unlikely to meet original goals or performance-based compensation was paid despite goals not being attained; or

	•	compensation committee who is currently up for election and served at the time of poor pay-for-performance.

➢	WCM will withhold votes for the audit committee chair if the chairperson failed to put audit ratification on the ballot for shareholder approval for the upcoming year.

➢

For these purposes, an “independent director” is a director who meets all requirements to serve as an independent director of a company under the NYSE (Article 4 Section 2 of the NYSE Commission) and NASDAQ rule No. 4200 and 4300 (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independent standards, WCM may refer to Glass, Lewis research recommendations.

➢

WCM will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

➢	WCM will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

WCM is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution.

➢

WCM will withhold votes for an executive officer of any public company while serving more than four public company boards and any other director who serves on more than a total of six public company boards.

➢

WCM will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”).

Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhance shareholder value.

➢

WCM will withhold votes from directors who failed to observe good corporate governance practices with regards to option backdating as it allows options to be granted at a lower price before the release of positive news i.e. spring loading or following the release of negative news i.e. bullet-dodging. This raises a concern similar to that of insider trading, or trading on material non-public information.

➢

WCM will withhold votes for the chair of the nominating or governance committee when the board is less than two-thirds independent, the chairman is not independent and an independent lead or presiding director has not been appointed unless company performance has been in the top quartile of the company’s peers

➢	WCM will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

WCM believes that separating the roles of corporate officer and the chairman of the board is typically a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board.

➢

WCM will vote for the separation between the roles of chairman of the board and CEO, with the exception of smaller companies with limited group of leaders. It may be appropriate for these positions to be combined for some period of time.

B. Compensation Plans

➢	Stock Incentive/Option Plans

	•	WCM will vote for performance based options requirements; and

•

WCM will vote for equity based compensation plans if Glass Lewis research indicates that the proposed plan is not excessive from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance; and

	•	WCM will vote against if plan permits replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options); and

•

WCM will vote against if dilution represented by this proposal is more than 10% outstanding common stock unless our research indicates that a slightly higher dilution rate may be in the best interests of shareholders; and

	•	WCM will vote against if the stock incentive/option plans permits issuance of options with an exercise price below the stock’s current market price; and

	•	WCM will vote for stock options if the stock options are fully expensed; and

•

WCM will vote for option grants or other stock incentive/option awards that will help align the interests of outside directors provided that financial cost to the company does not threaten to compromise the objectivity

➢	WCM will vote for all deferred compensation plans

➢	WCM will vote for all bonus plans recommended by the company’s management

In voting on proposals relating to compensation plan proposals, WCM will consider whether the proposal has been approved by an independent compensation committee of the board.

C. Capitalization

➢	WCM will vote for proposals relating to the authorization of additional common stock if the justification for the increase and the amount of the increase is reasonable.

➢	WCM will vote for proposals to effect stock splits (excluding reverse stock splits.)

➢	WCM will vote for proposals authorizing share repurchase programs.

D. Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

➢

WCM will refer to the Security Analyst on business transactions such as acquisitions, mergers, and reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets

➢	WCM will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

E. Anti-Takeover Measures

WCM will vote against board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

➢	WCM will vote for proposals to adopt fair price provisions.

F. Auditors

WCM will vote for board approval proposal regarding the selection or ratification of an auditor except as follows:

➢	WCM will vote against when there have been restatements or late filings where the auditors bear some responsibility for the restatements.

G. Other Business Matters

WCM will vote for board-approved proposals approving routine business matters such as changing the company’s name, and procedural matters relating to the shareholder meeting, except as follows:

➢	WCM will vote against authorization to transact other unidentified, substantive business at the meeting.

➢	WCM will vote against proposals to adjourn a meeting to obtain more votes unless the adjournment is intended to secure more votes in a proposal that is in accordance to WCM’s vote.

II. Shareholder Proposals

➢	WCM will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

➢	WCM will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

➢

WCM will vote for shareholder proposals to restore cumulative voting if a board is controlled mainly by insiders or affiliates where the company’s ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company’s stock.

➢	WCM will vote for shareholder proposals for the election of directors by a majority vote, unless it would clearly disadvantage the company.

➢	WCM will vote for shareholder proposals that are consistent with WCM’s proxy voting guidelines for board-approved proposals.

III. Voting Shares of Non U.S. Issuers

WCM recognizes that the laws governing non-U.S. issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, WCM believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, WCM will vote proxies of non US issuers in accordance with the foregoing Guidelines where applicable, except as follows:

➢	WCM will vote for shareholder proposals calling for a majority of the directors to be independent of management.

➢	WCM will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

➢

WCM will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Many non-U.S. jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

•	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

•

Share re-registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

•	Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases WCM is not authorized to deliver this information or sign the relevant documents.

WCM’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share-blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non-contested routine meeting. More specifically, WCM will normally not vote shares in non-U.S. jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

Exhibit B

WESTFIELD CAPITAL MANAGEMENT COMPANY, LP
PROXY VOTING CONFLICT
OF INTEREST DISCLOSURE FORM

1.	Company name:____________________________________________

2.	Date of Meeting: ___________________________________________

3.	Referral Item(s): ____________________________________________

4.	Description of WCM’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:
____________________________________________________________________

5.	Describe procedures used to address any conflict of interest:

Where a proxy proposal raises a material conflict between WCM’s interests and a client’s interest, WCM will obtain approval from the Proxy Committee.

                    WCM will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by WCM will be addressed as described above in this section

6.

Describe any contacts from parties outside WCM (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION

The undersigned employee of WCM certifies that, to the best of her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

_______________________________
Name:	Tracee Currier
Title:	Proxy Associate

Exhibit C

DOMESTIC
PROXY PAPER POLICY GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO
DOMESTIC PROXY ADVICE

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically possess a minimum of 2/3rds independence, a record of positive performance and directors with a breadth and depth of experience.

Any issues that arise with regards to the board of directors not addressed here will be evaluated and voted on a case-by-case basis.

Board Composition

          We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships (apart from compensation as a director) are likely to impact the decisions of that board member.

          We vote in favor of governance structures that will drive performance and create shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders lies in the actions of the board and its members. The performance of directors in their capacity as board members and executives of the company and in their roles at other companies where they may have served is of the utmost importance.

          We will typically vote in favor of a board composed of a minimum of 2/3rds independent directors. Further, we believe that only independent directors should serve on a company’s audit, compensation, nominating and governance committees and will support boards with such a make-up and encourage change where this is not the case.

          When chairmen and lead directors are deemed “independent” their independence should be indisputable or the company should not tout them as such.

We believe a director is independent if she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three (3) years prior to the inquiry are usually considered to be “current” for purposes of this test. In the case of former employees, we apply a five (5) year look-back.

In our view, a director is affiliated if she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 20% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will withhold from directors for the following reasons:

1.	A director who attends less than 75% of the board and applicable committee meetings.

2.	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).
3.	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director’s performance:

1.	CFO who presently sits on the board.
2.	Director who presently sits on an excessive number of boards
3.	Director, or a director who has an immediate family member, who provides material professional services to the company at any time during the past three years
4.	Director, or a director who has an immediate family member, who engages in airplane, real estate or other similar deals, including perquisite type grants from the company
5.	Interlocking directorships.

All key committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders.

Audit committee members:

Audit committee members should be mindful of fees paid to the independent auditor and the services underlying those fees. It is the duty of the audit committee to oversee the company’s independent auditor, its internal controls and the filing of the company’s financial statements. Further, we believe shareholders are best served when the company allows for shareholder ratification of the independent auditor at each annual meeting.

Compensation committee members:

The members of the compensation committee have the responsibility of overseeing the compensation packages awarded to the company’s executives. To successfully fulfill their duty to shareholders, executive compensation should be in line with company performance.

Governance committee members:

Governance committee members should be independent. Their focus should be on implementing good corporate governance policies such as an independent chairman, or an independent lead/presiding director to endure proper oversight when the chairman is an insider or affiliate. The governance committee should focus on listening to shareholders and therefore we will oppose any members if they fail to implement a majority approved shareholder proposal with a direct and substantial impact on shareholders and their rights.

Nominating committee members:

Nominating committee members should be independent and should fulfill their duty to shareholders by meeting to nominate new directors and taking caution not to (re)nominate a director who should not sit on the board due to independence or other issues.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the Company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not withhold votes from CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the existence of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe that staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel that the annual election of directors encourages board members to focus on the interests of shareholders.

Mandatory Director Retirement Provisions

Director Term Limits

Glass Lewis believes that term limits can be in the best interests of shareholders when they are of the appropriate length. The experience of directors through their service over time can be a valuable asset to shareholders. However, periodic director rotation is needed to ensure a fresh perspective in the board room and the generation of new ideas and business strategies; therefore we may support term limits that are set at not less than 10 years.

Director Age Limits

Glass Lewis believes that age limits are not in the best interests of shareholders. The experience of directors through their service over time can be a valuable asset to shareholders. Age limits unfairly imply that older directors cannot contribute to the oversight of a company.

Auditor Ratification

The role of the auditor is crucial in protecting shareholder value. Glass Lewis generally supports management’s recommendation regarding the selection of an auditor. Only in the following circumstances will we consider voting against:

1. The auditor has a conflict of interest

2. Non-audit fees exceed audit fees
3. Recent restatements involving auditor errors

Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Reporting Contributions and Political Spending

The area of campaign contributions is heavily regulated by federal, state and local laws. Most jurisdictions around the country have detailed disclosure laws and information on contributions is readily available to the public. Accordingly, although Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability, other than in exceptional circumstances, we believe that the mechanism for disclosure and the standards for giving are best left to the board.

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

1.	Companies should seek more shares only when they need them.
2.	Plans should be small enough that companies need approval every three to four years (or less) from shareholders.
3.	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.
4.	Annual net share count and voting power dilution should be limited.
5.	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.
6.	The expected annual cost of the plan should be proportional to the value of the business.
7.	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.
8.	Plans should deliver value on a per-employee basis when compared with programs at peer companies.
9.	Plans should not permit re-pricing of stock options.
10.	Plans should not contain excessively liberal administrative or payment terms.

Performance Based Options

We generally recommend that shareholders vote in favor of performance based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation.

Given the shareholder approval requirement of section 162(m), we believe that companies must provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed plan. We will support the plan if the proposal includes: specific performance goals; a maximum award pool; and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the Company’s peers.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board’s compensation committee. We feel the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for us to express our disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages to attract and retain experienced executives and other key employees. Tying a portion of an executive’s compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically recommend voting against caps on executive stock options.

Linking Pay to Social Criteria

Proposals linking pay to social criteria will be evaluated on a case-by-case basis. Glass Lewis believes that ethical behavior is an important component of executive performance and should be taken into account when evaluating performance and determining compensation. However, generally the board and specifically its compensation committee are in the best position to set policy on management compensation.

Full Disclosure of Executive Compensation

While we favor full disclosure for senior executives, we do not believe that shareholders will benefit from detailed reports about management employees other than the most senior. Disclosure of information regarding compensation is necessary to allow us to evaluate the extent to which a company’s pay is keeping pace with its performance. However, it is rarely in shareholders’ best interests to give away competitive data about salaries at the individual level, which information is not otherwise available. This sort of disclosure requirement could create internal personnel issues that would be counterproductive for the company and its shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in shareholders’ best interests. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. We believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation. It is also an issue in which the interests of management may be very different from those of shareholders and therefore ensuring they have a voice is the only way to safeguard their interests. Therefore, Glass Lewis typically recommends voting against these plans to protect shareholders’ financial interests and ensure that they have the opportunity to consider any offer for their shares, especially those at a premium.

Right of Shareholders to Call a Special Meeting

Glass Lewis will recommend voting in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Shareholder Action by Written Consent

Glass Lewis will recommend voting in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

1.	Stock split
2.	Shareholder defenses
3.	Financing for acquisitions
4.	Financing for operations

Unless we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend for the authorization of additional shares.

Advance Notice Requirements for Shareholder Ballot Proposals

Glass Lewis believes it is in shareholders’ best interests to have the opportunity to review and vote on all proposals and director nominees that arise. As owners of the business, shareholders are capable of identifying those issues where there is sufficient information and ignoring those where there is not. Setting arbitrary notice restrictions simply limits the opportunity to raise issues that may come up after the arbitrary window closes until the following year’s annual meeting.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. These proposals typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders. Accordingly, we generally do not favor these proposals.

Voting Structure

Cumulative Voting

Glass Lewis will generally recommend voting for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting can play an especially important role where a board is controlled mainly by insiders or affiliates and where the company’s ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company’s stock. In those situations, we believe smaller shareholders need the protections of cumulative voting to ensure their voice is heard. Cumulative voting generally operates as a safeguard by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board. This allows the creation of boards that are broadly responsive to the interests of all shareholders rather than simply to a small group of large holders.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit our voice in making decisions on such crucial matters as selling the business.

Majority Voting

Glass Lewis will generally vote in favor of proposals seeking to require a majority vote for the election of directors. Many companies use a plurality voting standard which ensures the election of a director with as little as one vote. We feel that directors should only serve on a board with the support of a majority of shareholders. Requiring a majority vote to elect directors would allow shareholders to exert meaningful input into determining board representation and we feel would serve as a minimal, non-disruptive safeguard of shareholder rights.

Transaction of Other Business at an Annual or Special Meeting of Shareholders

Glass Lewis believes that shareholders should have a say in all matters up for a vote. Therefore, we recommend that shareholders typically not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.

Shareholder Initiatives

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company. In our opinion, shareholders should use their influence to push for governance structures that protect them, including actual director elections and put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners.

Labor Practices

Glass Lewis believes decisions regarding labor policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine appropriate practices in the context of its business.

Non-Discrimination Policies

We believe decisions regarding human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses.

Military and US Government Business Policies

Disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies

Glass Lewis believes worldwide business policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. We believe that board members can be held accountable for these issues when they face re-election.

Environmental Policies

Management of the environmental risks associated with business operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Board members can be held accountable on these issues when they face re-election. Management is in the best position to determine what policies are best in the context of its business, particularly given the significant amount of regulation and reporting already required by various government agencies on these topics.

Exhibit E

Taft Hartley (AFL – CIO Policy)

The AFL-CIO Proxy Voting Guidelines were created to serve pension fund trustees as a guide for voting their funds’ shareholder proxies in a manner that is consistent with the unique fiduciary responsibilities of union pension plans. The guidelines were developed to assist trustees in exercising their ownership rights in ways that achieve long-term value by supporting important shareholder initiatives on corporate accountability. Issues include board of directors proposals, corporate governance proposals concerning employee relations, executive compensation and corporate responsibility. The guidelines provide an in detail discussion of fiduciary duties of plan trustees described under the Employee Retirement Income Security Act (ERISA) and the Department of Labor (DOL) policy statements.

The following are examples of the AFL – CIO Policy position on specific matters.

•

When voting on the board of directors the board’s responsiveness to shareholder concerns as well as their responsiveness to employees and the communities in which they operate will be evaluated. Votes will be withheld for directors that fail to implement proposals that are in the long-term interests of shareholders and have been approved by shareholders in the past 12 months.

•	Proposals for fewer than 5 directors or more than 15 directors will not be supported.

•	Proposals requesting companies to make efforts to create a more diverse board of qualified directors, mainly women and minority groups should be supported.

•

Proposals requesting companies to report on diversity in the workplace should be supported. As long as they are not setting unreasonable goals, or require companies to hire employees that are not qualified for their positions.

For the full AFL - CIO policy please see
http://www.aflcio.org/corporatewatch/capital/upload/proxy_voting_guidelines.pdf

ESG GUIDELINES

AN ADDENDUM TO THE PROXY PAPER POLICY
GUIDELINES
2008 PROXY SEASON

For more information about Glass Lewis’ policies or our approach to proxy analysis, please visit
www.glasslewis.com or contact our Chief Policy Officer, Robert McCormick at (415) 678-4228.

ESG Guidelines

In addition to the standard detailed analysis conducted by Glass Lewis for all its clients, Glass Lewis conducts an additional level of analysis on behalf of clients seeking to vote consistent with widely-accepted enhanced environmental, social and governance practices. This additional level of review is described in more detail below.

Management Proposals

Compensation

Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. In its standard analysis, Glass Lewis engages in an exhaustive examination of the methods and levels of compensation paid to executives to determine if pay and performance are properly aligned. Under the Glass Lewis ESG policy, Glass Lewis conducts a further level of analysis by looking at compensation issues as they relate to environmental and social criteria as well as other issues relevant to good corporate governance practices. The Glass Lewis ESG policy recognizes that ESG performance factors should be an important component of the overall consideration of proper levels of executive performance and compensation. Therefore, Glass Lewis’ ESG policy generally supports proposals seeking to tie executive compensation to alternative performance measures such as compliance with environmental regulations, health and safety regulations, nondiscrimination laws and compliance with international human rights standards.

In general, the Glass Lewis ESG policy will evaluate director compensation based on the same criteria as executive compensation but will favor the ability to approve director compensation separate and apart from executive compensation. Furthermore, Glass Lewis will favor evaluating director compensation as it relates to various social criteria. The Glass Lewis ESG policy will generally support proposals that seek to evaluate overall director performance based on environmental and social criteria.

Mergers/Acquisitions

Glass Lewis undertakes a thorough examination of the economic and corporate governance implications of a proposed merger or acquisition in terms of the transaction’s likelihood of maximizing shareholder return. However, for the Glass Lewis ESG policy, Glass Lewis conducts a further level of analysis focusing on the effects of the transaction on the company’s stakeholders.

Shareholder Proposals

Shareholder Rights

Similar to Glass Lewis’ policy, the Glass Lewis ESG policy supports increased shareholder participation and access to a company and its board of directors. Accordingly, the Glass Lewis ESG policy will support initiatives that seek to enhance shareholder rights, such as the elimination in/reduction of supermajority provisions, the declassification of the board, the submission of shareholder rights’ plans to a shareholder vote and the principle of one share, one vote.

Environment

Glass Lewis’ ESG policy generally supports proposals regarding the environment, in particular those seeking improved reporting and disclosure about company practices which impact the environment. Glass Lewis’ ESG policy supports increased disclosure of a company’s environmental risk through company-specific disclosure as well as compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES. Similarly, Glass Lewis’ ESG policy supports proposals, among others, requesting companies develop greenhouse gas emissions reduction goals, comprehensive recycling programs, and other proactive means to mitigate a company’s environmental impact.

The Glass Lewis ESG policy will also support proposals seeking to adopt the Equator Principles. The Equator Principles are a financial industry benchmark for determining, assessing and managing social and environmental risk in project financing. Similarly, the Glass Lewis ESG policy supports proposals requesting that a company consider energy efficiency and renewable energy sources in its project development and overall business strategy.

As bioengineering and nanotechnology become more prevalent, the Glass Lewis ESG policy carefully scrutinizes any proposals requesting that a company adopt a policy concerning these matters. In general, the Glass Lewis ESG policy supports proposals that seek additional reporting on these topics, as well as the development of safety standards to regulate their use.

Glass Lewis’ ESG policy carefully examines each proposal’s merits in order to ensure it seeks enhanced environmental disclosure and/or practices and is not conversely aimed at limiting environmental disclosure or consideration.

Glass Lewis’ ESG policy evaluates a company’s impact on the environment, in addition to the regulatory risk a company may face by not adopting environmentally responsible policies. The Glass Lewis ESG policy will consider withholding votes, or voting against, from certain directors for not exercising their fiduciary duty as it relates to environmental risk.

Labor/Human Rights

Glass Lewis’ ESG policy generally supports enhancing the rights of workers, as well as considering the communities and broader constituents in the areas in which companies do business. Accordingly, the Glass Lewis ESG policy will generally vote for proposals requesting that companies provide greater disclosure regarding impact on local stakeholders, workers’ rights and human rights in general. In addition, Glass Lewis’ ESG policy supports proposals for companies to adopt or comply with certain codes of conduct relating to labor standards, human rights conventions and corporate responsibility at large. The Glass Lewis ESG policy will support proposals requesting independent verification of a company’s contractors’ compliance with labor and human rights standards. In addition, the Glass Lewis ESG policy supports the International Labor Organization standards and encourages companies to adopt such standards in its business operations.

Glass Lewis’ ESG policy will review the performance and oversight of certain directors in instances in which a company is found to have violated international human rights standards. These directors have not adequately overseen the overall business strategy of the company to ensure that basic human rights standards are met. If a company is subject to regulatory or legal action with a foreign government or entity due to human rights violations, the Glass Lewis ESG policy will consider withholding votes, or voting against, directors based on the severity of the violations and the outcome of the claims.

Health/Safety

Glass Lewis’ ESG policy generally supports proposals seeking increased disclosure regarding health and safety issues. In particular, Glass Lewis’ ESG policy supports proposals calling for the labeling of the use of genetically modified organisms (“GMO”), the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors. Glass Lewis’ ESG policy also supports proposals seeking a report on a company’s drug reimportation policy, as well as on a company’s ethical responsibility as it relates to drug distribution and manufacture.

Business Ethics

Glass Lewis’ ESG policy generally supports proposals seeking to increase disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare. The Glass Lewis ESG policy supports proposals requesting that a company develop sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies. Furthermore, the Glass Lewis ESG policy supports reporting and reviewing a company’s political and charitable spending as well as its lobbying practices.

APPENDIX F

ALLIANCEBERNSTEIN
PROXY VOTING MANUAL

Statement of Policies and Procedures for

Proxy Voting

1.     Introduction
As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2.     Proxy Policies
This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

                              2.2. Elections of Directors
Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-US markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

                              2.3. Appointment of Auditors
AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to US issuers, making this issue less prevalent in the US. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

                              2.4. Changes in Legal and Capital Structure
Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan.

However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

     2.5. Corporate Restructurings, Mergers and Acquisitions
AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

                              2.6. Proposals Affecting Shareholder Rights
AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

                              2.7. Anti-Takeover Measures
AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

2.9. Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3. Proxy Voting Procedures

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

     3.2. Conflicts of Interest
AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

     3.3. Proxies of Certain Non-US Issuers
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

     3.5. Proxy Voting Records
Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

APPENDIX G

NWQ INVESTMENT MANAGEMENT COMPANY, LLC

PROXY VOTING POLICIES AND PROCEDURES

1. Application; General Principles

          1.1 These Proxy Voting Policies and Procedures apply to securities held in client accounts as to which NWQ Investment Management Company, LLC (“WQ”) has voting authority, directly or indirectly. Indirect voting authority exists where NWQ’s voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.

          1.2 NWQ shall vote proxies in respect of securities owned by or on behalf of a client in the client’s best interests and without regard to the interests of NWQ or any other client of NWQ.

2. Voting; Procedures

          2.1 To provide centralized management of the proxy voting process, NWQ shall establish a Proxy Voting Committee.

                2.1.1 The Proxy Voting Committee shall be comprised of at least the following persons: one senior portfolio manager and the Compliance Director.

                2.1.2 The Proxy Voting Committee shall:

-

supervise the proxy voting process, including the identification of material conflicts of interest involving NWQ and the proxy voting process in respect of securities owned by or on behalf of such clients;

-	determine how to vote proxies relating to issues not covered by these Policies and Procedures; and

-	determine when NWQ may deviate from these Policies and Procedures.

          2.2 Unless the Proxy Voting Committee otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Proxy Voting Committee shall cause proxies to be voted in a manner consistent with the proxy voting guidelines established by Institutional Shareholder Services, Inc.(SM) (“ISS Guidelines”) or with the AFL-CIO Guidelines if selected by the client in writing, attached respectively as Exhibits A and B hereto and incorporated herein by reference, (hereafter both the ISS Guidelines and AFL-CIO Guidelines are together referred to as “Voting Guidelines”).

          2.2.1 Where any material conflict of interest has been identified and the matter is covered by the Voting Guidelines, the Proxy Voting Committee shall cause proxies to be voted in accordance with the Voting Guidelines.

          2.2.2 For clients that are registered investment companies (“Funds”), where a material conflict of interest has been identified and the matter is not covered by the ISS Guidelines, NWQ shall disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or its designated committee. The Proxy Voting Committee’s determination shall take into account only the interests of the Fund, and the Proxy Voting Committee shall document the basis for the decision and furnish the documentation to the Fund’s Board or its designated committee.

          2.2.3 For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Voting Guidelines, the Proxy Voting Committee shall disclose the conflict to the client and advise the client that its securities will be voted only upon the client’s written direction.

     2.3 NWQ may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as NWQ deems appropriate under the circumstances.

          2.31 Generally, NWQ does not intend to vote proxies associated with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked. However, NWQ may decide, on an individual security basis, that it is in the best interests of its clients for NWQ to vote the proxy associated with such a security, taking into account the loss of liquidity.

          2.32 To the extent that NWQ receives proxies for securities that are transferred into a client’s portfolio that were not recommended or selected by NWQ and are sold or expected to be sold promptly in an orderly manner (“legacy securities”), NWQ will generally refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities would not further NWQ’s interest in maximizing the value of client investments. NWQ may consider an institutional client’s special request to vote a legacy security proxy, and if agreed would vote such proxy in accordance with the guidelines below.

          2.33 In addition, the Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or, (b) in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

3. Conflicts of Interest

          3.1 Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies and Procedures:

                3.1.1 The issuer is a client of NWQ.

                3.1.2 The issuer is an entity in which a member of the Executive Committee or Proxy Committee of NWQ or a relative(1) of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $1,000 from the issuer during NWQ’s last three fiscal years, other than the receipt of interest, dividends, capital gains or proceeds from an insurance company for a claim.

                3.1.3 The matter under consideration could reasonably be expected to result in a financial benefit to NWQ of at least $10,000 through the end of NWQ’s next two full fiscal years (for example, a vote to increase an investment advisory fee for a mutual fund advised by NWQ or an affiliate).

                3.1.4 Another client or prospective client of NWQ, directly or indirectly, conditions future engagement of NWQ on voting proxies in respect of any client’s securities on a particular matter in a particular way.

                3.1.5 Any other circumstance where NWQ’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

                3.1.6 Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

(1) For the purposes of these Guidelines, “relative” includes the following family members: spouse, minor children or stepchildren.

                3.1.7 Notwithstanding the foregoing, in its process of determining whether there are material conflicts of interest, NWQ does not consider information about the business arrangements of its affiliates or their officers and directors.

4. Recordkeeping and Retention

    4.1 NWQ shall retain records relating to the voting of proxies, including:

    4.1.1 Copies of these Policies and Procedures and any amendments thereto.

          4.1.2 A copy of each proxy ballot and proxy statement filed by the issuer with the Securities and Exchange Commission (“Proxy Statement”) that NWQ receives regarding client securities.

          4.1.3 Records of each vote cast by NWQ on behalf of clients; these records may be maintained on an aggregate basis.

          4.1.4 A copy of any documents created by NWQ that were material to making a decision on how to vote or that memorializes the basis for that decision.

          4.1.5 A copy of each written request for information on how NWQ voted proxies on behalf of the client, and a copy of any written response by NWQ to any (oral or written) request for information on how NWQ voted.

    4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of NWQ’s fiscal year during which the last entry was made in the records, the first two years in an appropriate office of NWQ.

    4.3 NWQ may rely on Proxy Statements filed on the SEC’s EDGAR system or on Proxy Statements and records of votes cast by NWQ maintained by a third party, such as a proxy voting service. Adopted: June 24, 2003

EXHIBIT A

ISS PROXY VOTING GUIDELINES SUMMARY

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

-	An auditor has a financial interest in or association with the company, and is therefore not independent

-	Fees for non-audit services are excessive, or

-	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

-	Attend less than 75 percent of the board and committee meetings without a valid excuse

-	Implement or renew a dead-hand or modified dead-hand poison pill

-	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

-	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

-	Failed to act on takeover offers where the majority of the shareholders tendered their shares

-	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

-	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

-	Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

-	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

-	Only if the director’s legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

-	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

-	Majority of independent directors on board

-	All-independent key committees

-	Committee chairpersons nominated by the independent directors

-	CEO performance reviewed annually by a committee of outside directors

-	Established governance guidelines

-	Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

-	Long-term financial performance of the target company relative to its industry; management’s track record

-	Background to the proxy contest

-	Qualifications of director nominees (both slates)

-	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

-	Purchase price

-	Fairness opinion

-	Financial and strategic benefits

-	How the deal was negotiated

-	Conflicts of interest

-	Other alternatives for the business

-	Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Impact on the balance sheet/working capital

-	Potential elimination of diseconomies

-	Anticipated financial and operating benefits

-	Anticipated use of funds

-	Value received for the asset

-	Fairness opinion

-	How the deal was negotiated

-	Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

-	Dilution to existing shareholders’ position

-	Terms of the offer

-	Financial issues

-	Management’s efforts to pursue other alternatives

-	Control issues

-	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

-	The reasons for the change

-	Any financial or tax benefits

-	Regulatory benefits

-	Increases in capital structure

-	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

-	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

-	Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

-	Prospects of the combined company, anticipated financial and operating benefits

-	Offer price

-	Fairness opinion

-	How the deal was negotiated

-	Changes in corporate governance

-	Change in the capital structure

-	Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

-	Tax and regulatory advantages

-	Planned use of the sale proceeds

-	Valuation of spin-off

-	Fairness opinion

-	Benefits to the parent company

-	Conflicts of interest

-	Managerial incentives

-	Corporate governance changes

-	Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

-	It is intended for financing purposes with minimal or no dilution to current shareholders

-	It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

-	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

-	Cash compensation, and

-	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-	Historic trading patterns

-	Rationale for the repricing

-	Value-for-value exchange

-	Option vesting

-	Term of the option

-	Exercise price

-	Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

-	Purchase price is at least 85 percent of fair market value

-	Offering period is 27 months or less, and

-	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

-	Purchase price is less than 85 percent of fair market value, or

-	Offering period is greater than 27 months, or

-	VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

-	Whether the proposal mandates that all awards be performance-based

-	Whether the proposal extends beyond executive awards to those of lower-ranking employees

-	Whether the company’s stock-based compensation plans meet ISS’s SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

-	The parachute should be less attractive than an ongoing employment opportunity with the firm

-	The triggering mechanism should be beyond the control of management

-	The amount should not exceed three times base salary plus guaranteed benefits

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

-	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

-	The availability and feasibility of alternatives to animal testing to ensure product safety, and

-	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

-	The company has already published a set of animal welfare standards and monitors compliance

-	The company’s standards are comparable to or better than those of peer firms, and

-	There are no serious controversies surrounding the company’s treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

-	Whether the proposal focuses on a specific drug and region

-	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

-	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

-	Whether the company already limits price increases of its products

-	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

-	The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

-	The costs and feasibility of labeling and/or phasing out

-	The nature of the company’s business and the proportion of it affected by the proposal

-	The proportion of company sales in markets requiring labeling or GMO-free products

-	The extent that peer companies label or have eliminated GMOs

-	Competitive benefits, such as expected increases in consumer demand for the company’s products

-	The risks of misleading consumers without federally mandated, standardized labeling

-	Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs -- an issue better left to federal regulators -- which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

-	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

-	The extent that peer companies have eliminated GMOs

-	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

-	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

-	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

-	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

-	Whether the company has adequately disclosed the financial risks of its subprime business

-	Whether the company has been subject to violations of lending laws or serious lending controversies

-	Peer companies’ policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:

-	Whether the company complies with all local ordinances and regulations

-	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

-	The risk of any health-related liabilities.

Advertising to youth:

-	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

-	Whether the company has gone as far as peers in restricting advertising

-	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

-	Whether restrictions on marketing to youth extend to foreign countries

CEASE PRODUCTION OF TOBACCO-RELATED PRODUCTS OR AVOID SELLING PRODUCTS TO TOBACCO COMPANIES:

-	The percentage of the company’s business affected

-	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

SPIN-OFF TOBACCO-RELATED BUSINESSES:

-	The percentage of the company’s business affected

-	The feasibility of a spin-off

-	Potential future liabilities related to the company’s tobacco business.

STRONGER PRODUCT WARNINGS:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

INVESTMENT IN TOBACCO STOCKS:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

-	Whether there are publicly available environmental impact reports;

-	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

-	The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

-	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

-	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

-	Environmentally conscious practices of peer companies, including endorsement of CERES

-	Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

-	The company’s level of disclosure lags that of its competitors, or

-	The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

-	The nature of the company’s business and the percentage affected o The extent that peer companies are recycling

-	The timetable prescribed by the proposal

-	The costs and methods of implementation

-	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

-	The nature of the company’s business and the percentage affected

-	The extent that peer companies are switching from fossil fuels to cleaner sources

-	The timetable and specific action prescribed by the proposal

-	The costs of implementation

-	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

-	The relevance of the issue to be linked to pay

-	The degree that social performance is already included in the company’s pay structure and disclosed

-	The degree that social performance is used by peer companies in setting pay

-	Violations or complaints filed against the company relating to the particular social performance measure

-	Artificial limits sought by the proposal, such as freezing or capping executive pay

-	Independence of the compensation committee

-	Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

-	The company is in compliance with laws governing corporate political activities, and

-	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

-	There are serious controversies surrounding the company’s China operations, and

-	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

-	The nature and amount of company business in that country

-	The company’s workplace code of conduct

-	Proprietary and confidential information involved

-	Company compliance with U.S. regulations on investing in the country

-	Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

-	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

-	Agreements with foreign suppliers to meet certain workplace standards

-	Whether company and vendor facilities are monitored and how

-	Company participation in fair labor organizations

-	Type of business

-	Proportion of business conducted overseas

-	Countries of operation with known human rights abuses

-	Whether the company has been recently involved in significant labor and human rights controversies or violations

-	Peer company standards and practices

-	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

-	The company does not operate in countries with significant human rights violations

-	The company has no recent human rights controversies or violations, or

-	The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

-	Company compliance with or violations of the Fair Employment Act of 1989

-	Company antidiscrimination policies that already exceed the legal requirements

-	The cost and feasibility of adopting all nine principles

-	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

-	The potential for charges of reverse discrimination

-	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

-	The level of the company’s investment in Northern Ireland

-	The number of company employees in Northern Ireland

-	The degree that industry peers have adopted the MacBride Principles

-	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

-	Whether the company has in the past manufactured landmine components

-	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

-	What weapons classifications the proponent views as cluster bombs

-	Whether the company currently or in the past has manufactured cluster bombs or their components

-	The percentage of revenue derived from cluster bomb manufacture

-	Whether the company’s peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

-	The information is already publicly available or

-	The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

-	The board composition is reasonably inclusive in relation to companies of similar size and business or

-	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

-	The degree of board diversity

-	Comparison with peer companies

-	Established process for improving board diversity

-	Existence of nominating committee

-	Use of outside search firm

-	History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

-	The company has well-documented equal opportunity programs

-	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

-	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

-	The composition of senior management and the board is fairly inclusive

-	The company has well-documented programs addressing diversity initiatives and leadership development

-	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

-	The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

-	Whether the company’s EEO policy is already in compliance with federal, state and local laws

-	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

-	The industry norm for including sexual orientation in EEO statements

-	Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

-	Board structure

-	Director independence and qualifications

-	Attendance at board and committee meetings.

Votes should be withheld from directors who:

-

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

-	Ignore a shareholder proposal that is approved by a majority of shares outstanding

-	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

-	Are interested directors and sit on the audit or nominating committee, or

-	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

-	Past performance as a closed-end fund

-	Market in which the fund invests

-	Measures taken by the board to address the discount

-	Past shareholder activism, board activity

-	Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Past performance relative to its peers

-	Market in which fund invests

-	Measures taken by the board to address the issues

-	Past shareholder activism, board activity, and votes on related proposals

-	Strategy of the incumbents versus the dissidents

-	Independence of directors

-	Experience and skills of director candidates

-	Governance profile of the company

-	Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Proposed and current fee schedules

-	Fund category/investment objective

-	Performance benchmarks

-	Share price performance compared to peers

-	Resulting fees relative to peers

-	Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Stated specific financing purpose

-	Possible dilution for common shares

-	Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Potential competitiveness

-	Regulatory developments

-	Current and potential returns

-	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

-	The fund’s target investments

-	The reasons given by the fund for the change

-	The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Political/economic changes in the target market

-	Consolidation in the target market

-	Current asset composition

CHANGE IN FUND’S SUBCLASSIFICATION

Votes on changes in a fund’s subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

-	Potential competitiveness

-	Current and potential returns

-	Risk of concentration

-	Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

-	Strategies employed to salvage the company

-	The fund’s past performance

-	Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

-	The degree of change implied by the proposal

-	The efficiencies that could result

-	The state of incorporation

-	Regulatory standards and implications.

Vote AGAINST any of the following changes:

-	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

-	Removal of shareholder approval requirement for amendments to the new declaration of trust

-

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

-	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

-	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

-	Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND’S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

-	Regulations of both states

-	Required fundamental policies of both states

-	Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

-	Fees charged to comparably sized funds with similar objectives

-	The proposed distributor’s reputation and past performance

-	The competitiveness of the fund in the industry

-	Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

-	Resulting fee structure

-	Performance of both funds

-	Continuity of management personnel

-	Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

-	Performance of the fund’s NAV

-	The fund’s history of shareholder relations

-	The performance of other funds under the advisor’s management.

EXHIBIT B

Proxy Voter Services (PVS)

U.S. PROXY VOTING POLICY STATEMENT & GUIDELINES

U.S. Proxy Voting Policy
Statement and Guidelines

a) Fifth Edition, January 2003

Copyright (C) 2003 by Proxy Voter Services (PVS), a division of Institutional Shareholder Services (ISS Inc.) Persons receiving this Exhibit B are requested not to disseminate it to any third party.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.

Requests for permission to make copies of any part of this work should be sent to:

PROXY VOTER SERVICES/ISS
2099 GAITHER ROAD, SUITE 501
ROCKVILLE, MD 20850-4045

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of Proxy Voter Services (PVS). The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. PVS is a registered investment adviser under the Investment Advisor Act of 1940.

PVS shall vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. PVS shall not subordinate the interests of participants and beneficiaries to unrelated objectives. PVS shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to PVS’s clients have not been received, PVS will make reasonable efforts to obtain missing proxies. PVS is not responsible for voting proxies it does not receive.

PVS shall analyze each proxy on a CASE-BY-CASE basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. PVS does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, PVS’s guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of the participants and beneficiaries of the plan. PVS shall revise its guidelines as events warrant.

PVS shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate PVS’s compliance with its responsibilities and will facilitate clients’ monitoring of PVS. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time PVS is retained. PVS shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

BOARD OF DIRECTORS

Electing directors is the single most important stock ownership right that shareholders can exercise. By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable.

According to the Report of the National Association of Corporate Directors’ Blue Ribbon Commission on Director Professionalism (1996): “The accepted governance paradigm is simple: management is accountable to the board and the board is accountable to shareholders... In the view of the Commission, the board does more than mechanically link those who manage the corporation and those who own it... Rather, as a surrogate for dispersed ownership, the board is at the very center of corporate governance itself.”

PVS holds directors to a high standard when voting on their election, qualifications, and compensation. PVS will evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Institutional investors should use their voting rights in uncontested elections to influence financial performance and corporate strategies for achieving long term shareholder value.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes concerning the entire board of directors are examined using the following five factors:

-	Poor long-term corporate performance record relative to its peer index and S&P 500;

-	Lack of majority of independent directors or independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

-	Diversity of board;

-	Executive compensation related (excessive salaries/bonuses/pensions, history of repricing underwater stock options, imprudent use of company resources, misallocation of corporate assets, etc.); and

-	Failure of the board to properly respond to majority votes on shareholder proposals.

Votes on individual director nominees are made on a CASE-BY-CASE basis. Votes on individual directors are examined using the following eight factors:

-	Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation;

-	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

-	Failure to establish any key board committees (i.e. audit, compensation, or nominating);

-	Directors serving on an excessive number of other boards which could compromise their duties of care and loyalty;

-	Chapter 7 bankruptcy, SEC violations, and criminal investigations;

-	Interlocking directorships;

-	Performance of compensation committee members related to egregious executive compensation; and

-	Performance of audit committee members concerning excessive non-audit fees and the presence of auditor ratification upon the proxy ballot.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Contested elections of directors frequently occur when a board candidate or “dissident slate” seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a CASE-BY-CASE basis with a number of considerations in mind. These include, but are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company.

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

-	Long-term financial performance of the target company relative to its industry;

-	Management’s historical track record;

-	Background to the proxy contest;

-	Qualifications of director nominees (both slates);

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Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals in these proposals are realistic, achievable, demonstrable and viable under the current conditions by which the company operates;

-	Equity ownership positions; and

-	Total impact on all stakeholders.

CEO SERVING AS CHAIRMAN

Arguments have been made that a smaller company and its shareholders can benefit from the full-time attention of a joint chairman and CEO. This may be so in select cases (and indeed, using a case-by-case review of circumstances, there may be worthy exceptions). But, even in these cases, it is our general view that a person should only serve in the position of joint CEO and chairman on a temporary basis. Once a company reaches a point of maturity, these positions should be separated. Clearly, the prevalence of joint CEO/chairman positions in boardrooms has stretched well beyond the small-cap universe of companies. Today, roughly 60 percent of companies in both the S&P 500 and Russell 3000 fall into this category.

We strongly believe that the potential for conflicts of interest in the board’s supervisory and oversight duties trumps any possible corollary benefits that could ensue from a dual CEO/chairman scenario. Instead of having an ingrained quid pro quo situation whereby a company has a single leader overseeing both management and the boardroom, we believe that it is the board’s implicit duty to assume an impartial and objective role in overseeing the executive team’s overall performance. Shareholder interests are placed in jeopardy if the CEO of a company is required to report to a board that she/he also chairs. Inherent in the chairman’s job description is the duty to assess the CEO’s performance. This objectivity is obviously compromised when a chairman is in charge of evaluating her/his own performance. Moreover, the unification of chairman and CEO poses a direct threat to the smooth functioning of the entire board process since it is the ultimate responsibility of the chairman to set the agenda, facilitate discussion, and make sure that directors are given complete access to information in order to make informed decisions.

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company’s business. Without doubt, there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders.(2) In the past, we have supported shareholder proposals calling to separate the positions of CEO and chairman. Our revised policy(3) is based upon this very principle and is merely an extension of this tenet of sound corporate governance.

-	Generally WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company.

-	Generally support shareholder proposals calling for the separation of the CEO and chairman positions.

-	Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

INDEPENDENT DIRECTORS

PVS believes that a board independent from management is of vital importance to a company and its shareholders. Accordingly, PVS will cast votes in a manner that shall encourage the independence of boards. Independence will be evaluated based upon a number of factors, including: employment by the company or an affiliate in an executive capacity; past or current employment by a firm that is one of the company’s paid advisors or consultants; personal services contract with the company; family relationships of an executive or director of the company; interlocks with other companies on which the company’s chairman or chief executive officer is also a board member; and service with a non-profit that receives significant contributions from the company.

-	Generally support shareholder proposals that request that the board be comprised of a majority of independent directors.

-	Vote FOR shareholder proposals requesting that the key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively.

-	Vote AGAINST boards with a majority insider board composition.

DIRECTOR DIVERSITY

We support gender and ethnic diversity as an important component of a company’s board. Diversity brings different perspectives to a board that in turn leads to a more varied approach to board issues. We believe that increasing diversity in the boardroom to better reflect a company’s workforce, customers, and community enhances shareholder value.

-	Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors.

-	Support endorsement of a policy of board inclusiveness.

-	Support reporting to shareholders on a company’s efforts to increase diversity on their boards.

(2) Recent notable bankruptcies with joint chairman/CEOs include: John Rigas at Adelphia, Ken Lay at Enron, Dennis Kozlowski at Tyco, and Linda Wachner at Warnaco.

(3) New PVS policy implemented October 1, 2002.

STOCK OWNERSHIP REQUIREMENTS

Corporate directors should own some amount of stock of the companies on which they serve as board members. Stock ownership is a simple method to align the interests of directors with company shareholders. Nevertheless, many highly qualified individuals such as academics and clergy who can offer valuable perspectives in board rooms may be unable to purchase individual shares of stock. In such a circumstance, the preferred solution is to look at the board nominees individually and take stock ownership into consideration when voting on the merits of each candidate.

-	Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

BOARD STRUCTURE

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Annually elected boards provide the best governance system for accountability to shareholders. A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes. Under this system, only one class of nominees comes up to shareholder vote at the AGM each year.

As a consequence of these staggered terms, shareholders only have the opportunity to vote on a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest since it would normally take two years to gain control of a majority of board seats. Under a classified board, the possibility of management entrenchment greatly increases.

Many in management believe that staggered boards provide continuity. Some shareholders believe that in certain cases a staggered board can provide consistency and continuity in regard to decision-making and commitment that may be important to the long-term financial future of the company.

Nevertheless, empirical evidence suggests that staggered boards may not in all cases be in the shareholders best interests. A classified board can entrench management and effectively preclude most takeover bids or proxy contests.

-	Vote AGAINST classified boards when the issue comes up for vote.

LIMIT TERM OF OFFICE

Those who support term limits argue that this requirement would bring new ideas and approaches on to a board. Here again we prefer to look at directors as individuals rather than impose a strict rule.

-	Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

CUMULATIVE VOTING

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a cumulative voting scheme the shareholder is permitted to have one vote per share for each director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the director candidates. Shareholders have the opportunity to elect a minority representative to a board through cumulative voting, thereby ensuring representation for all sizes of shareholders.

For example, if there is a company with a ten-member board and 500 shares outstanding -- the total number of votes that may be cast is 5,000. In this case a shareholder with 51 shares (10.2 percent of the outstanding shares) would be guaranteed one board seat because all votes may be cast for one candidate. Without cumulative voting, anyone controlling 51 percent of shares would control the election of all ten directors.

Shareholders need to have flexibility in supporting candidates for a company’s board of directors. This is the only mechanism that minority shareholders can use to be represented on a company’s board.

-	Vote AGAINST proposals to eliminate cumulative voting. o Vote FOR proposals to permit cumulative voting.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While PVS recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, PVS believes the great responsibility and authority of directors justifies holding them accountable for their actions.

Each proposal addressing director liability will be evaluated consistent with this philosophy. PVS may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but PVS may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

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Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director’s fiduciary “duty of loyalty” to shareholders; (ii) acts or omissions not made in “good faith” or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

INDEMNIFICATION

Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. PVS may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

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Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence which exceed the standard of mere carelessness that is regularly covered in board fiduciary indemnification.

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Vote FOR only those proposals which provide expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and (2) only if the director’s legal expenses would be covered.

PROXY CONTEST DEFENSES

POISON PILLS

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company (“flip-in pill”) and/or the potential acquirer (“flip-out pill”) at a price far out of line with fair market value.

Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

-	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

-	Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

-	Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

-	Votes should be WITHHELD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held accountable.

GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of shares, the practice discriminates against most shareholders. This transferred cash, absent the greenmail payment, could be put to much better use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

-	Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company’s ability to make greenmail payments to certain shareholders.

-	Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Shareholder ability to remove directors, with or without cause, is either prescribed by a state’s business corporation law, individual company’s articles of incorporation, or its corporate bylaws. Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full-term unless found guilty of self-dealing. By requiring cause to be demonstrated through due process, management insulates the directors from removal even if a director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders.

-	Vote AGAINST proposals that provide that directors may be removed only for cause.

-	Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause.

-	Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies.

-	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. PVS supports management proposals to fix the size of the board at a specific number, thus preventing management when facing a proxy context from increasing the board size without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the size of the board as a strategy to oust independent directors. Fixing board size also prevents management from increasing the number of directors in order to dilute the effects of cumulative voting.

-	Vote FOR proposals that seek to fix the size of the board.

-	Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

AUDITORS

AUDITOR RATIFICATION

The ratification of auditors is an important component of good governance. The wave of recent accounting scandals at companies illuminate the need to ensure auditor independence in the face of selling consulting services to audit clients. At the Big Five (now Final Four) accounting firms, revenues from non-audit services grew from 13% of total revenues in 1981 to half of total revenue in 2000. A recent study of over 1,200 US companies in the S&P 500, Mid Cap, and Small Cap indices found that 72% of fees paid to auditors in 2002 were for non-audit services, exactly the same level as 2001. We believe that the ratio should be reversed, and that non-audit fees should make up no more one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity.

As auditors are the backbone upon which a company’s financial health is measured, auditor independence is absolutely essential for rendering objective opinions upon which investors then rely. When an auditor is paid excessive consulting fees in addition to fees paid for auditing, the company/auditor relationship is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor.

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Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times the amount paid for consulting, unless: i) an auditor has a financial interest in or association with the company, and is therefore not independent; or ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

-	Vote AGAINST proposals to ratify auditors when the amount of audit fees is less than three times greater than that for consulting fees.

-	WITHHOLD votes from Audit Committee members in cases where consulting fees exceed audit fees.

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Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every five years) or prohibiting companies from buying consulting services from their auditor.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

-	Impact of the merger on shareholder value;

-	Anticipated financial and operating benefits realizable through combined synergies;

-	Offer price (cost vs. premium).

-	Financial viability of the combined companies as a single entity;

-	Was the deal put together in good faith? Were negotiations carried out at arm’s length? Was any portion of the process tainted by possible conflicts of interest?;

-	Fairness opinion (or lack thereof);

-	Changes in corporate governance and their impact on shareholder rights; and

-	Impact on community stakeholders and employees in both workforces.

FAIR PRICE PROVISIONS

Fair price provisions were originally designed to specifically defend against the most coercive of takeover devises -- the two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target’s remaining shares will be purchased with cash, cash and securities, or only securities. Since the payment offered for the remaining stock is, by design, less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize the value of their shares. Standard fair price provisions require that -- absent of board or shareholder approval of the acquisition -- the bidder must pay the remaining shareholders the same price for their shares that brought control.

-	Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

-	Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

CORPORATE RESTRUCTURING

Votes concerning corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

APPRAISAL RIGHTS

Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal applies to mergers, sale of corporate assets, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

-	Vote FOR proposals to restore or provide shareholders with the right of appraisal.

SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

CHANGING CORPORATE NAME

Vote FOR changing the corporate name in all instances if proposed and supported by management.

SHAREHOLDER RIGHTS

CONFIDENTIAL VOTING

The confidential ballot ensures that voters are not subject to real or perceived coercion. In an open voting system, management can determine who has voted against its nominees or proposals before a final vote count. As a result, shareholders can be pressured to vote with management at companies with which they maintain or would like to establish a business relationship.

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Vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

-	Vote FOR management proposals to adopt confidential voting procedures.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. Sometimes this right applies only if a shareholder or a group of shareholders own a specified percentage of shares, with ten percent being the most common. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

-	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

-	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting. A consent card is sent by mail for shareholder approval and only requires a signature for action. Some corporate bylaws require supermajority votes for consents, while at others standard annual meeting rules apply. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

-	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

-	Vote FOR proposals to allow or make easier shareholder action by written consent.

EQUAL ACCESS

The process for electing directors can be improved since a company currently nominates for election only one candidate for each board seat, leaving shareholders with no practical choice in most director elections. Shareholders who oppose a candidate have no easy way to do so unless they are willing to undertake the considerable expense of running an independent candidate for the board. The current system is that of a truly limited democracy, whereby voters are not given a choice of multiple candidates for each directorship, but are only allowed to register their approval or disapproval of one candidate for each director’s seat. The only way to register dissent about a given candidate is to withhold support from that nominee. Truly democratic director elections should offer a choice, thereby allowing a far healthier and more rigorous shareholder evaluation and debate about which specific nominees are best qualified. A more open and rigorous election process would give shareholders an actual choice and give them far greater say in choosing the directors most able to represent their interests.

- Vote FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

UNEQUAL VOTING RIGHTS

Incumbent managers are able to use unequal voting rights through the creation of a separate class of shares which have superior voting rights to the common shares of regular shareholders. This separate class of shares with disproportionate voting power allows management to concentrate its power and insulate itself from the wishes of the majority of shareholders. Dual class exchange offers involve a transfer of voting rights from one group of shareholders to another group of shareholders typically through the payment of a preferential dividend. A dual class recapitalization plan also establishes two classes of common stock with unequal voting rights, but initially involves an equal distribution of preferential and inferior voting shares to current shareholders.

-	Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

-	Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Supermajority shareholder vote requirements for charter or bylaw amendments are often the result of “lock-in” votes, which are the votes required to repeal new provisions to the corporate charter. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

-	Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

-	Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments.

-	Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

-	Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

-	Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

CAPITAL STRUCTURE

The management of a corporation’s capital structure involves a number of important issues including dividend policy, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Many financing decisions have a significant impact on shareholder value, particularly when they involve the issuance of additional common stock, preferred stock, or debt.

COMMON STOCK AUTHORIZATION

State statutes and stock exchanges require shareholder approval for increases in the number of common shares. Corporations increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, implementation of stock splits, or payment of stock dividends.

PVS supports management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. For example, PVS will support increases in authorized common stock to fund stock splits that are in shareholders’ interests. PVS will evaluate on a CASE-BY-CASE basis on proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. PVS will evaluate the amount of additional stock requested in comparison to the requests of the company’s peers as well as the company’s articulated reason for the increase.

-	Review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

-	Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

REVERSE STOCK SPLITS

Reverse splits exchange multiple shares for a lesser amount to increase share price. Increasing share price is sometimes necessary to restore a company’s share price to a level that will allow it to be traded on the national stock exchanges. In addition, some brokerage houses have a policy of not monitoring or investing in very low priced shares. Reverse stock splits can help maintain stock liquidity.

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis, taking into account whether there is a corresponding proportional decrease in authorized shares. We will generally support a reverse stock split if management provides a reasonable justification for the split and reduces authorized shares accordingly. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

BLANK CHECK PREFERRED AUTHORIZATION

Preferred stock is an equity security which has certain features similar to debt instruments -- such as fixed dividend payments and seniority of claims to common stock -- and usually carries little to no voting rights. The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes but can also be used as a device to thwart hostile takeovers without shareholder approval.

-	Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

-	Review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights.

-

Review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote AGAINST the requested increase.

-

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUST PAR VALUE OF COMMON STOCK

Stock that has a fixed per share value that is on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a stockholder in the event that a corporation becomes insolvent. Proposals to reduce par value come from certain state level requirements for regulatory industries such as banks and other legal requirements relating to the payment of dividends.

-	Vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion. The absence of these rights could cause stockholders’ interest in a company to be reduced by the sale of additional shares without their knowledge and at prices unfavorable to them. Preemptive rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes. Both corporations and shareholders benefit when corporations are able to arrange issues without preemptive rights that do not result in a substantial transfer of control.

-

Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

-	Dilution: How much will ownership interests of existing shareholders be reduced and how extreme will dilution to any future earnings be?

-	Change in Control: Will the transaction result in a change-in-control of the company?

-	Bankruptcy: How real is the threat of bankruptcy? Is bankruptcy the main factor driving the debt restructuring? Would the restructuring result in severe loss to shareholder value?

-	Possible self-dealings: Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

EXECUTIVE AND DIRECTOR COMPENSATION

STOCK OPTION PLANS

PVS supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. PVS supports stock options as a significant component of compensation. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper together. Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. PVS will support option plans that provide legitimately challenging performance targets that serve to truly motivate executives in the pursuit of excellent performance. Likewise, we will oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

PVS will consider whether the proposed plan is being offered at fair market value or at a discount; whether the plan excessively dilutes the earnings per share of the outstanding shares; and whether the plan gives management the ability to replace or reprice “underwater” options. Repricing is an amendment to a previously granted stock option contract that reduces the option exercise price. Options are “underwater” when their current price is below the current option contract price. Options can also be repriced through cancellations and re-grants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price. PVS will also consider any other features of the plan that may not be in shareholders’ best interest.

In general, we consider executive and director compensation plans on a CASE-BY-CASE basis. When evaluating executive and director compensation matters, we review the following three elements:

-	Dilution: Vote AGAINST plans in which the potential voting power dilution (VPD) of all shares outstanding exceeds 12 percent.

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Full market value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount.

-	Repricing: Vote AGAINST plans if the company’s policy permits repricing of “underwater” options or if the company has a history of repricing past options.

However, in instances when repricing is put up for a shareholder vote, we will vote FOR the repricing of shares under the following four conditions:

-	he repricing is value for value;

-	If the five most highly compensated employees are excluded from the repricing;

-	If the plan is broad based; and

-	If the current vesting schedule is maintained.

STOCK OPTION EXPENSING

The theory that stock options are beneficial to shareholders because they motivate management and align the interests of investors with those of executives is no longer held sacrosanct. The fact that companies reprice underwater options exposes the initial fallacy of this theory. A recent long-term study of stock option awards from the Indiana University School of Business found that there was no correlation whatsoever between executive stock ownership and company performance. Given their accounting treatment of not being charged as an expense against earnings, stock options have been the ultimate tax dodge for companies wishing to lavishly compensate employees.

Misused stock options can give executives an incentive to inflate their company’s earnings or make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan. Alan Greenspan cautioned that the failure to expense stock option grants has “introduced a significant distortion in reported earnings, one that has grown with the increasing prevalence of this form of compensation.” Some companies have chosen to acknowledge the distortion caused by the non-expensing of options and have committed to expense options going forward. And beginning in 2003, the SEC will no longer exclude stock option expensing proposals from the proxy ballot using the ordinary business exception rules.

-	Support shareholder resolutions calling for stock option grants to be treated as an expense for accounting and earnings calculation purposes.

OBRA-RELATED COMPENSATION PROPOSALS

-	Vote FOR amendments that place a cap on annual grants or amend administrative features.

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Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants that any one participant may receive in order to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Section 162(m) of the IRS Code Section limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken including shareholder approval and the establishment of performance goals.

-	Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

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Generally vote AGAINST cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA if the plan provides for awards to individual participants in excess of $2 million a year.

-	Vote AGAINST plans that are deemed to be “excessive” because they are not justified by performance measures.

PERFORMANCE BASED OPTIONS

Stock options are intended to align the interests of management with those of shareholders. However, stock option grants without performance-based elements can excessively compensate executives for stock increases due solely to a general stock market rise, rather than improved or superior company stock performance. When option grants reach the hundreds of thousands, a relatively small increase in the share price may permit executives to reap millions of dollars without providing material benefits to shareholders.

PVS advocates performance based options, such as premium-priced or indexed, which encourage executives to outperform rivals and the market as a whole rather than being rewarded for any rise in the share price, which can occur if there are not empirical performance measures incorporated into the structure of the options. Additionally, it should be noted that performance-accelerated vesting and premium priced options allow fixed plan accounting, whereas performance-vested and indexed options entail certain expensing requirements.

-	Generally vote FOR shareholder proposals that seek to provide for performance based options such as indexed and/or premium priced options.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

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Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information. Current SEC requirements only call for the disclosure of the top 5 most highly compensated executives and only if they earn more than $100,000 in salary and benefits.

-	Generally vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits.

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Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN AND TIN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for senior level executives are extending coverage for all their employees via “tin” parachutes. The SEC requires disclosure of all golden parachute arrangements in the proxy statement, while disclosure of tin parachutes in company filings is not required at this time.

-	Vote for shareholder proposals to all have golden and tin parachute agreements submitted for shareholder ratification.

-	Generally vote against all proposals to ratify golden parachutes.

-	Vote on tin parachutes on a case-by-case basis.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

An Employee Stock Ownership Plan (ESOP) is an employee benefit plan that makes the employees of a company also owners of stock in that company. Recently, a large Rutgers University study of the performance of ESOPs in closely held companies found that ESOPs appear to increase overall sales, employment, and sales per employee over what would have been expected absent an ESOP. The study also found that ESOP companies are also more likely to still be in business several years later, and are more likely to have other retirement-oriented benefit plans than comparable non-ESOP companies.

          Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed “excessive” (i.e. generally greater than five percent of outstanding shares).

STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. We would be less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

OFFSHORE REINCORPORATIONS & TAX HAVENS

For a company that seeks to reincorporate, we evaluate the merits of the move on a CASE-BY-CASE basis, taking into consideration the company’s strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. We believe there are a number of concerns associated with a company looking to reincorporate from the United States to exotic locales such as Bermuda, the Cayman Islands or Panama. The trend of U.S. companies seeking to move offshore appears to be on the rise, and shareholders are just beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, we will consider the following factors:

-	Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;

-	The transparency (or lack thereof) of the new locale’s legal system;

-	Adoption of any shareholder-unfriendly corporate law provisions;

-	Actual, qualified tax benefits;

-	Potential for accounting manipulations and/or discrepancies;

-	Any pending U.S. legislation concerning offshore companies; and

-	Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore, PVS will generally support shareholder requests calling for “expatriate” companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction.

CORPORATE RESPONSIBILITY & ACCOUNTABILITY
SOCIAL, ENVIRONMENTAL AND SUSTAINABILITY ISSUES

In general, we support social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. In most cases, we will support proposals that ask for disclosure reporting of additional information that is not available outside the company and that is not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues.

          In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

-	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

-	Percentage of sales, assets, and earnings affected;

-	Degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

-	Whether the issues presented should be dealt with through government or company-specific action;

-	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

-	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

-	What its industry peers have done in response to the issue;

-	Whether the proposal itself is well framed and reasonable;

-	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

-	Whether the subject of the proposal is best left to the discretion of the board.

In general, we support proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company in which they have invested. Requests to report such information merits support.

We will evaluate proposals requesting the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to: shareholder relations, the environment, occupational health and safety, and executive compensation.

-	Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

MILITARY SALES

Shareholder proposals from church groups ask companies for detailed reports on foreign military sales. These proposals often can be created at reasonable cost to the company and contain no proprietary data. Large companies can supply this information without undue burden and provide shareholders with information affecting corporate performance and decision making.

-	Generally support reports on foreign military sales and economic conversion of facilities.

-	Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

POLITICAL CONTRIBUTIONS REPORTING

We believe employees should not be put in position where professional standing and goodwill within the corporation could be jeopardized as a result of political beliefs. Responsible employment practices should protect workers from an environment characterized by political indoctrination or intimidation. Corporations should not devote resources to partisan political activities, nor should they compel their employees to contribute to or support particular causes. Moreover, we believe it is wise for a corporation to maintain a politically neutral stance as to avoid potentially embarrassing conflicts of interests that could negatively impact the company’s brand name with consumers. Shareholders have the right to know about corporate political activities, and management’s knowledge that such information can be made publicly available should encourage a company’s lawful and responsible use of political contributions.

-	Support proposals affirming political non-partisanship.

-	Support reporting of political and political action committee (PAC) contributions.

-	Support establishment of corporate political contributions guidelines and reporting provisions.

EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs. The costs of violating federal laws that prohibit discrimination by corporations are high and can affect corporate earnings.

The Equal Opportunities Employment Commission (EEOC) does not release the company’s filings to the public unless it is involved in litigation, and it is difficult to obtain from other sources. Companies need to be very sensitive to minority employment issues as the new evolving work force becomes increasingly diverse. This information can be provided with little cost to the company and does not create an unreasonable burden on management.

-	Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination.

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Vote FOR legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance.

-	Vote FOR non-discrimination in salary, wages, and all benefits.

HIGH-PERFORMANCE WORKPLACE

High-performance workplace practices emphasize employee training, participation, and feedback. The concept of a high-performance workplace has been endorsed by the U.S. Department of Labor and refers to a workplace that is designed to provide workers with the information, skills, incentives, and responsibility to make decisions essential for innovation, quality improvement and rapid response to changes in the marketplace. These standards embrace a “what’s good for the worker is good for the company” philosophy. Studies have shown that improvement in human resources practices is associated with increases in total return to shareholders. High-performance workplace standards proposals can include linking compensation to social measures such as employee training, morale and safety, environmental performance and workplace lawsuits.

-	Generally support proposals that incorporate high-performance workplace standards.

NON-DISCRIMINATION IN RETIREMENT BENEFITS

A cash balance plan is a defined benefit plan that treats an earned retirement benefit as if it were a credit from a defined contribution plan, but which provides a stated benefit at the end of its term. Because employer contributions to these plans are credited evenly over the life of a plan and not based on a seniority formula, they may reduce payouts to long term employees who are currently vested in plans.

Cash-balance pension conversions are undergoing congressional and federal agency scrutiny in the wake of high-profile EEOC complaints on age discrimination and employee anger at companies like IBM. While significant policy reform is unlikely in the short-term, business interests are worried enough that the National Association of Manufacturers and other pro-business lobbies are forming a coalition on Capitol Hill to preserve the essential features of the plans and to overturn a recent IRS ruling.

Driving the push behind conversions from traditional pension plans to cash-balance plans are the substantial savings that companies generate in the process. Critics point out that this savings is gained at the expense of the most senior employees. Resolutions call on corporate boards to establish a committee of outside directors to prepare a report to shareholders on the potential impact of pension-related proposals now being considered by national policymakers in reaction to the controversy spawned by the plans.

-	Support non-discrimination in retirement benefits.

FAIR LENDING

These resolutions call for financial institutions to comply with fair lending laws and statutes while avoiding predatory practices in their subprime lending. These predatory practices include: lending to borrowers with inadequate income, who will then default; not reporting on payment performances of borrowers to credit agencies; implying that credit life insurance is necessary to obtain the loan (packing); unnecessarily high fees; refinancing with high additional fees rather than working out a loan that is in arrears (flipping); and high pre-payment fees.

-	Support compliance with fair-lending laws.

-	Support reporting on overall lending policies and data.

CERES PRINCIPLES

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees.

The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. A signee to the CERES Principles would disclose its efforts in such areas through a standardized report submitted to CERES and made available to the public.

Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources. In addition, environmentally responsible companies stand to benefit from good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well being.

Many companies have voluntarily adopted these principles. PVS supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

-	Vote FOR the adoption of the CERES Principles.

-	Vote FOR adoption of reports to shareholders on environmental issues.

MACBRIDE PRINCIPLES

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faces much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles will stabilize the situation and promote further investment.

-	Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

CONTRACT SUPPLIER STANDARDS

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health, and other basic labor protections. PVS will generally support proposals that:

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Seek publication of a “Worker Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights.

-	Request a report summarizing the company’s current practices for enforcement of its Worker Code of Conduct.

-	Establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct.

-	Create incentives to encourage suppliers to raise standards rather than terminate contracts.

-	Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.

-	Request public disclosure of contract supplier reviews on a regular basis.

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Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees’ wages and working conditions.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

PVS generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities.

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Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China).

-	Support the implementation and reporting on ILO codes of conduct.

-	Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

INTERNATIONAL FINANCIAL RELATED

The rise of globalization has put increasing importance on the need for US companies to periodically monitor their business operations abroad. As a means to preserve brand integrity and protect against potentially costly litigation and negative public relations, PVS generally supports shareholder proposals which call for a report on the company’s core business policies and procedures of its operations outside the United States. Many of the resolutions which address a company’s international policies can include: impact of Foreign Direct Investment (FDI) in emerging market economies; corporate safeguards against money laundering; economic de-stabilization concerns; relationships with international financial institutions (IFIs); and product sales/marketing abroad (i.e., tobacco, pharmaceutical drug pricing).

-	Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company’s short and long-term bottom-line.

APPENDIX H

PROXY VOTING POLICY SUMMARY
WINSLOW CAPITAL MANAGEMENT, INC.

          Winslow, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, has adopted Proxy Voting Policies and Procedures pursuant to which Winslow undertakes to vote all proxies or other beneficial interests in an equity security prudently and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

          Winslow has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to ISS, a third party proxy-voting agency. Winslow subscribes to ISS’ Implied Consent service feature. As ISS research is completed, the ISS Account Manager executes the ballots as Winslow’s agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines.

          Winslow retains the ability to override any vote if it disagrees with ISS’ vote recommendation, and always maintains the option to review and amend votes before they are cast, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g. where Winslow may receive fees from a company for advisory or other services at the same time that Winslow has investments in the stock of that company, Winslow will follow the vote recommendation of ISS. Winslow retains documentation of all amended votes.

H-1

APPENDIX I

MUNDER CAPITAL MANAGEMENT

PROXY VOTING POLICIES
AND PROCEDURES

PROXY VOTING POLICIES AND PROCEDURES2

I   Introduction

Munder Capital Management (the “Advisor”) is an investment advisor registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Set forth below is the Advisor’s policy on voting shares owned by advisory clients over which it has discretionary voting authority. These policies may be revised from time to time.

II   General Principle

The Advisor has adopted and implements these Proxy Voting Policies and Procedures (“Policies and Procedures”) as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security over which the Advisor has discretionary proxy voting authority prudently and solely in the best interest of advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor will accept directions from clients to vote their proxies in a manner that may result in their proxies being voted differently than it might vote proxies of other clients over which the Advisor has full discretionary authority. For example, some labor unions may instruct the Advisor to vote proxies for their accounts in accordance with the AFL-CIO Proxy Voting Standards, and religious institutions may instruct us to vote their proxies in a manner consistent with standards they establish. With respect to those clients desiring AFL-CIO Proxy Voting, the Advisor has retained Taft-Hartley Advisory Services (“THAS”), a division of ISS Governance Services3 (“ISS”), to recommend how to vote such proxies. Similarly, ISS has worked with the Advisor to develop custom guidelines for certain religious organizations. These Policies and Procedures do not generally discuss THAS or other customized proxy voting guidelines, as the Advisor believes such guidelines are client selected guidelines. The Advisor will generally not override ISS’s recommendations with respect to voting proxies for accounts subject to THAS and other custom guidelines absent further client direction or authorization.

III   The Proxy Committee

The members of the Proxy Committee are set forth on Exhibit A. The Proxy Committee has authorized and approved these Policies and Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update these Policies and Procedures as new issues arise. In instances of business combinations, such as proposed mergers or similar corporate actions, the Proxy Committee or its delegates also may consult with the applicable portfolio manager or portfolio management team of the accounts holding the relevant security to determine whether the business combination is in the best interest of the client. The Proxy Committee may cause the Advisor to retain one or more vendors to review, monitor and recommend how to vote proxies in client accounts in a manner consistent in all material respects with these Policies and Procedures and then ensure that such proxies are voted on a timely basis.

IV   ERISA Fiduciary Duties and Proxy Voting

The voting of proxies on securities held in employee benefit plan investment portfolios is governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). Accordingly, those who vote such proxies are subject to ERISA’s fiduciary duty provisions. In general, an ERISA fiduciary who votes proxies has a duty of loyalty, a duty of prudence, a duty to comply with plan documents and a duty to avoid prohibited transactions. The Proxy Committee reasonably believes that these Policies and Procedures satisfy ERISA’s fiduciary duty requirements generally and, in particular, the Department of Labor’s 1994 interpretive bulletin discussing ERISA’s fiduciary duty provisions in the proxy voting context. IB 94-2 (29 CFR §2509.94-2).

V   Process

In order to apply the general policy noted above in a timely and consistent manner, the Advisor has retained ISS to review proxies received by client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. A summary of ISS’s general Proxy Voting Guidelines is attached hereto as Exhibit B and a summary of ISS’s International Proxy Voting Guidelines for voting non-U.S. proxies is attached hereto as Exhibit D. Furthermore, with respect to those clients that have directed the Advisor to follow ISS’s Taft-Hartley Policy Statement & Guidelines, a summary of such statement and guidelines is attached hereto as Exhibit C. The THAS and other client-selected voting guidelines may result in votes that differ from votes cast pursuant to these Policies and Procedures. At least annually, the Proxy Committee will review ISS’s general and International Proxy Voting Guidelines to confirm that they are consistent in all material respects with these Policies and Procedures.

The Advisor will review selected ISS’s recommendations at least monthly (as described in Subsection D below) as part of its fiduciary duty to ensure that it votes proxies in a manner consistent with the best interest of its clients. Recommendations are communicated through ISS’s website. Absent a determination to override ISS’s recommendation as provided elsewhere in these Policies and Procedures, client proxies will be voted in accordance with applicable ISS guidelines and recommendations. Because different client accounts may be voted in accordance with different guidelines, client accounts could be voted differently on the same matter. The Advisor has also retained ISS for its turnkey voting agent service to administer its proxy voting operation. As such, ISS is responsible for ensuring that all proxies are submitted in a timely manner.

ISS will automatically vote all client proxies in accordance with its recommendations, unless the Advisor determines to override such recommendation. The criteria for reviewing ISS’s recommendations are generally set forth in Subsections A - C below. As described below, in certain instances, the Advisor has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing ISS’s recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor’s review of ISS’s advice and recommendations. In each instance where the Advisor does not separately review ISS’s recommendations, the Advisor will always vote client proxies consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon the criteria set forth in Subsections A - C below, the Advisor determines that such vote is in clients’ best interests (as described in Subsection E below).

A.	Routine Corporate Administrative Items

                    Philosophy: The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature. The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management’s recommendation include:

1.

appointment or election of auditors, unless the auditor is not independent fees for non-audit services are excessive or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor fairly indicative of the corporation’s financial position;

2.

increases in authorized common or preferred shares (unless the amounts are excessive, the number of shares of a class of stock with superior voting rights is to be increased, or management intends to use the additional authorized shares to implement a takeover defense, in which case the Advisor will analyze the proposal on a case-by-case basis as set forth in section C below);

3.	directors’ liability and indemnification; unless:

	•	the proposal would entirely eliminate directors’ liability for violating the duty of care; or

	•	the proposal would expand coverage beyond mere reimbursement of legal expenses to acts such as negligence, that are more serious violations of fiduciary obligations;

provided, however, that the Advisor will ordinarily vote with management’s recommendation to expand coverage in cases when a director’s legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the corporation; and (b) only the director’s legal expenses were covered;

4.	name changes; or

5.	the time and location of the annual meeting.

          The Advisor generally opposes minimum share ownership requirements for directors on the basis that a director can serve a company well regardless of the extent of his share ownership. The election or re-election of unopposed directors is reviewed on a case-by-case basis. The Advisor will generally vote against an item denoting “such other business as may come before the meeting” because the Advisor will not vote “for” or “against” issues of which the Advisor is not aware.

B.	Special Interest Issues

                    Philosophy: While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility rests with management. Because the Advisor’s primary responsibility in voting proxies is to provide for the greatest shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, the Advisor may vote for disclosure reports seeking additional information on a topic, particularly when it appears companies have not adequately addressed related shareholder concerns. Accordingly, except as provided in the prior sentence, the Advisor will generally either refrain from voting on shareholder proposals, or vote with management’s recommendation, on issues such as:

1.	restrictions on military contracting,
2.	restrictions on the marketing of controversial products,
3.	restrictions on corporate political activities,
4.	restrictions on charitable contributions,
5.	restrictions on doing business with foreign countries,
6.	a general policy regarding human rights,
7.	a general policy regarding employment practices,
8.	a general policy regarding animal rights,
9.	a general policy regarding nuclear power plants, and
10.	rotating the location of the annual meeting among various cities.

          Client accounts utilizing ISS’s THAS Proxy Voting Guidelines, ISS’s Proxy Voting Guidelines for religious institutions or other customized guidelines may attribute additional shareholder value to one or more of the foregoing matters, and thus ISS or other client guidelines may, on a case-by-case analysis, recommend voting in favor of such shareholder proposals or issues for the applicable client accounts.

C.	Issues Having the Potential for Major Economic Impact

                    Philosophy: The Advisor is not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis. The following are examples of the issues that the Advisor believes have the potential for major economic impact on shareholder value:

1.	Executive Compensation Plans

                    Stock-based incentive plans are among the most economically significant issues upon which shareholders are entitled to vote. Approval of these plans may result in large transfers of shareholders’ equity out of the company to plan participants as awards vest and are exercised. The cost associated with such transfers should be measured if incentive plans are to be managed properly. Accordingly, the Advisor has delegated to ISS the estimation of the cost of a company’s stock-based incentive program. An estimated dollar value for each award is determined by factoring into an option-pricing model the number of shares reserved, the exercise price, the award term, the vesting parameters, and any performance criteria. The Advisor believes that this approach affords the board adequate flexibility to structure incentive programs to meet the needs of its employees, while shareholders are ensured that the costs associated with a proposed plan are reasonable and linked to performance. A proposed stock-based incentive plan is evaluated in conjunction with all previously adopted plans to provide an overall snapshot of the company’s compensation system. The aggregate value of the compensation system is then expressed as a percentage of the company’s market capitalization. An allowable cap is determined by reference to the average amount paid by companies performing in the top quartile of their industry-specific peer groupings and adjusted based on differing market capitalizations.

2.	Prevention of Greenmail

These proposals seek to prevent the practice of “greenmail,” or accumulating large blocks of common stock for the purpose of pressuring corporations into repurchasing the stock at above market prices in order to avoid a takeover proxy fight. In general, the Advisor opposes greenmail. The Advisor believes that, if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just a select group or individual.

3.	Cumulative Voting of Directors

Cumulative voting allows a shareholder with sufficient stock ownership to cast all his share votes for one director and assure election of that director to the board. The Advisor believes that, if a person owns a significant portion of a company, he ought to be able to elect a director of his choosing, and the Advisor will therefore generally support cumulative voting in the election of directors.

4.	Super-Majority Provisions

These corporate charter amendments generally require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger or other business combinations, unless the board of directors has approved it in advance. These provisions have the potential to give management “veto power” over merging with another company, even though a majority of shareholders may favor the merger. In most cases, the Advisor believes that requiring super-majority approval of mergers places too much veto power in the hands of management and other minority shareholders at the expense of the majority shareholders, and the Advisor will generally vote against such provisions.

5.	Fair Price Provisions

These provisions are directed toward discouraging two-tier acquisitions where an interested shareholder (who owns 10% or more of the common stock) makes a partial tender offer at one price to gain control of the company and then completes the merger by paying the remaining shareholders a lower price or different consideration. Shareholders who pass on the first offer may be forced to accept the later offer at an unattractive price. Fair price provisions require a super-majority vote (generally 70-85% of outstanding shares) to approve a merger involving an interested stockholder, unless either a minimum “fair price” (often defined as the highest price the interested shareholder paid for his shares in a given time period preceding his tender offer) is paid to all shareholders or the merger is approved by a majority of the continuing directors. Fair price provisions will generally be analyzed on a case-by-case basis. Factors to be considered include the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism used to calculate the fair price. The Advisor will typically oppose a fair price provision, if the proposal requires a vote of greater than a majority of disinterested shares to repeal the provision.

6.	Defensive Strategies

The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor’s decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders. Examples of the types of proposals governed by this paragraph include, without limitation, those that:

a.	create (which generally opposed to approving, unless it cannot be used as a take-over defense) or eliminate “blank check preferred” shares;

b.

classify or stagger the board of directors (which the Advisor is generally opposed to approving) or eliminate such classification or staggering (which the Advisor typically agrees should be eliminated);

c.	establish or redeem “poison pills” that make it financially unattractive for a shareholder to purchase more than a small percentage of the company’s shares;

d.	change the size of the board; or

e.	authorize or prevent the repurchase of outstanding shares.

7.	Business Combinations or Restructuring

The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor’s decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders.

	D.	VOTING IN FOREIGN MARKETS

          Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which client accounts may invest. The Advisor will evaluate issues presented to shareholders for each client’s foreign holdings in the context of the guidelines described above, as well as local market standards and best practices. The Advisor will vote proxies in foreign markets in a manner generally consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances when the Advisor elects not to vote as described below.

          Many foreign markets require that securities be blocked or reregistered to vote at a company’s meeting. The Advisor generally will not subject client accounts to the loss of liquidity imposed by these requirements. In addition, the costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be higher than for U.S. holdings. As such, the Advisor may limit its voting proxies on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.

E.	Review of ISS Recommendations

          On a regular basis, but no less frequently than monthly, the Proxy Committee will review selected ISS recommendations for upcoming shareholder meetings. The Advisor has determined that the costs of reviewing ISS’s advice and recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor’s review of ISS’s advice and recommendations, unless:

(1)

Complex, Unusual or Significant. ISS’s recommendation relates to proxy proposals that are complex or unusual or that raise significant issues (e.g., anti-takeover provisions or business combinations and/or restructurings), and

(2)	Client Holdings are Meaningful. For these purposes, the holding of a particular issuer would be considered to be meaningful if

	(i)	the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any client account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or

(ii)

all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

As a result of the foregoing, the Advisor will generally vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS’s advice and recommendations.

          Minutes will not be kept of Proxy Committee meetings. However, any determinations by the Proxy Committee and the Legal/Compliance Department to vote proxies differently from the applicable ISS recommendation, as described more fully below, shall be documented and retained as a record of the Advisor as specified in Section VIII hereof.

F.	Overriding ISS Recommendations

          From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote client proxies for one or more resolutions. However, because the Advisor may have business interests that exposes it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the ISS recommendation with respect to a particular matter must be given to the Proxy Manager (who is identified in Exhibit A) or, in the absence of the Proxy Manager, another member of the Proxy Committee for independent review by the Proxy Committee. Following receipt of such request, the Proxy Manager or Proxy Committee member will follow the following process:

(1)

Complete a Proxy Override Request Form which contains: (a) information regarding the resolution in question; (b) the rationale for not following ISS’s recommendation; and (c) the identification of any actual or potential conflicts between the interests of the Advisor and those of one or more of its clients (or sought-after clients) with respect to the voting of a proxy.

(a)

In identifying all actual or potential conflicts of interest, the Proxy Manager or other Proxy Committee member shall take steps that the Proxy Committee believes are reasonably designed to determine whether the Advisor has any business interest or relationship or any executive of the Advisor has any business or personal interest or relationship that might influence the Advisor to vote in a manner that might not be in its clients’ best interests, considering the nature of the Advisor’s business and its clients, the issuer, the proposal, and any other relevant circumstances.

	(b)	A conflict of interest may exist where, for example:

		(i)	The Advisor manages or is actively seeking to manage the assets (including retirement plan assets) of a company whose securities are held in client accounts;

		(ii)	A client or a client-supported interest group actively supports a proxy proposal; or

(iii)

The Advisor or senior executives of the Advisor may have personal or other business relationships with participants in proxy contests, corporate directors, and candidates for corporate directorships, or in any other matter coming before shareholders – for example, an executive of the Advisor may have a spouse or other close relative who serves as a director of a company or executive of the company.

(2)

The completed Proxy Override Request Form is then submitted to the Proxy Committee and the Legal/Compliance Department for review and approval. Both the Proxy Committee and the Legal/Compliance Department must approve an override request for it to be implemented.

(a)

The Proxy Committee will first review the Proxy Override Request Form and supporting documentation to determine whether the requested override is in the best interests of clients holding the proxy. If the requested override is approved by a majority of the available voting members of the Proxy Committee, assuming that at least two voting members of the Policy Committee are available, the requested override and supporting documentation shall be forwarded to the Legal/Compliance Department for their review of any potential or actual conflicts of interest.

	(b)	The Legal/Compliance Department may approve any override request approved by the Proxy Committee only if:

		(i)	No Conflict. No conflict of interest is identified.

(ii)

Immaterial or Remote Conflict. If a potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)

Material Conflict. If a potential or actual conflict of interest appears to be material, the Legal/Compliance Department may approve the override only with the written approval for the override request from its applicable clients.4 Such request for approval for an override shall be accompanied by a written disclosure of the conflict. If an override request is approved by clients holding a majority of the subject shares over which the Advisor has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. However, to the extent the Advisor receives instructions from any client, the Advisor will vote such client’s shares in accordance with its instructions. If no instructions are received from clients in such circumstance and approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, the Advisor will vote the shares in accordance with ISS’s recommendation. Examples of material conflicts include: (A) situations where the company soliciting the proxy, or a person known to be an affiliate of such company, is a client of the Advisor and the override proposes to change the vote to favor such client or its management5 and (B) situations where the company soliciting the proxy, or a person known to be an affiliate of such company is, to the knowledge of any employee of the Advisor involved in reviewing or advocating the potential override, being actively solicited to be either a client of the Advisor and the override proposes to change the vote to favor such potential client or its management.

(3)

If both the Proxy Committee and the Legal/Compliance Department approve the request to override ISS’s recommendation for one or more accounts, the authorizing person(s) will memorialize their approval on the Proxy Override Request Form and provide the approved Proxy Override Request Form to the Proxy Manager for communication of the revised voting instruction to ISS.

(4)

The Proxy Manager will preserve a copy of each submitted Proxy Override Request Form, whether or not approved, any supporting documentation, and any client consents, with the records of the Proxy Committee and in accordance with the recordkeeping requirements contained herein.

VI   Disclosure of Vote

A.	Public and Client Disclosures

          Except to the extent required by applicable law or otherwise approved by the Advisor’s general counsel or chief legal officer, we will not disclose to third parties how we (or ISS) voted a proxy or beneficial interest in a security. Conversely, upon request from an appropriately authorized individual, we will disclose to our advisory clients or the entity delegating the voting authority to us for such clients (such as a trustee or consultant retained by the client), how we voted such client’s proxy or beneficial interest in securities it held. Furthermore, we will describe these Policies and Procedures in our Form ADV, upon request furnish a copy of these Policies and Procedures to the requesting client, and advise clients how they can obtain information on how the Advisor caused their proxies to be voted. The Advisor shall take such action as may be necessary to enable any registered investment company for which the Advisor has proxy voting authority to further comply with all disclosure obligations imposed by applicable rules and regulations.

          B.     Mutual Fund Board of Trustees

          The Advisor will promptly advise its investment company clients of any material changes to these policies.

          Every decision to vote in a manner different from the recommendation of ISS on a resolution in a proxy solicited by a company held by an investment company client shall be disclosed to such investment company’s board of directors/trustees at its next regularly scheduled meeting along with an explanation for the vote.

VII   Reconciliation

          The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts, except accounts through wrap programs6, over which the Advisor has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

VIII   Recordkeeping

          The Advisor shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following:7

1.	Copies of all proxy voting policies and procedures required by section 206(4)-6 of the Advisers Act.

2.	A copy of each proxy statement it receives regarding client securities.8

3.	A record of each vote cast by the Advisor (or its designee, such as ISS) on behalf of a client.9

4.	A copy of any document created by the Advisor that was material to making a decision as to how to vote proxies on behalf of a client or that memorializes the basis for that decision.10

5.

A record of each written client request for information on how the Advisor voted proxies on behalf of the client, and a copy of any written response by the Advisor to any (written or oral) client request for information on how the Advisor voted proxies on behalf of the requesting client.

          All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place, which may include ISS’s offices, for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisor (or ISS).

Adopted:	February, 2001
Amended as of:	November 2002, May 2003, February 2005, October 2005, January 2006, May 2006, December 2006 and February 2008.

The Proxy Committee consists of the following members:

•	Mary Ann Shumaker (non-voting)
•	Andrea Leistra
•	Debbie Leich
•	Thomas Mudie
•	Stephen Shenkenberg (non-voting)

• Joanna Lorenz shall serve as the Proxy Manager. The Advisor has retained ISS Governance Services (ISS) to administer the voting of proxies.

ISS Governance Services

Proxy Voting Guidelines

Taft-Hartley Advisory Services (THAS)
U.S. Proxy Voting Policy
Statement and Guidelines

ISS Governance Services

International Proxy Voting Guidelines

EXHIBIT E

Proxy Override Request Form

Company: _____________________________________________________________________________________________________________________________________________________

Date of Proxy: _______________________________________________________	Date of Meeting: _______________________________________________________________

Person Requesting Override: _______________________________________________________________________________________________________________________________________

Is the Company or one of its affiliates (e.g, a pension plan or significant shareholder) a client or actively solicited prospective client of Munder? ☐ No ☐ Yes
(identify) ________________________________________________________________________________________________________________________

________________________________________________________________________________________________________________________________________________________________

Other Potential Conflicts: __________________________________________________________________________________________________________________________________________

Did anyone contact Munder to change its vote? ☐ No ☐ Yes (identify and explain) _____________________________________________________________________________________________

________________________________________________________________________________________________________________________________________________________________

Override vote for:	☐ All client accounts holding a Company proxy, or
☐ Specific accounts (identify): ________________________________________________________________________________________________________________

Please override ISS’s recommendation and vote the following resolutions as indicated: (Attach additional sheets of paper if more space is needed.)

RESOLUTION TO ELECT DIRECTORS

Name: ________________________________________________________________________	☐ For	☐ Against	☐
Abstain
Name: ________________________________________________________________________	☐ For	☐ Against	☐
Abstain
Name: ________________________________________________________________________	☐ For	☐ Against	☐
Abstain
Name: ________________________________________________________________________	☐ For	☐ Against	☐
Abstain
Name: ________________________________________________________________________	☐ For	☐ Against	☐
Abstain

Rationale: ______________________________________________________________________________________________________________________________________________________
________________________________________________________________________________________________________________________________________________________________

Approval: __________________________________________________________________	Date: ____________________________________________________________________

RESOLUTION NO. _____:	☐ For	☐ Against	☐ Abstain

Description: _____________________________________________________________________________________________________________________________________________________
Rationale: ______________________________________________________________________________________________________________________________________________________
________________________________________________________________________________________________________________________________________________________________
________________________________________________________________________________________________________________________________________________________________
________________________________________________________________________________________________________________________________________________________________

Approval: ____________________________________________________      Date: ____________________________________________________

Note: Attach a record of all oral, and a copy of all written, communications received and memoranda or similar documents created that were material to making a decision on the resolution in question.

APPENDIX J

Voting Policy
(Practice in terms of exercising voting rights attaching to securities held in portfolio)

1. Sum-up

1.1 Context

Regarding the provisions introduced in article L533-4 of the Monetary and Financial Code by the Financial Security Law (1.Aug.2003), the purpose of this procedure concerns the description of SINOPIA’s practice in terms of exercise voting rights attached to securities hold by UCITS (Undertaking for Collective Investment in Transferable Securities) under its management.

In order to exercise the voting rights held in quality of UCITS’ shareholder under its management, Sinopia Asset Management appealed I.S.S.’s services (Institutional Shareholder Services), worldwide leader and specialist in corporate governance counsel and of investors’ counsel for voting right in General Meeting. The information transmitted by I.S.S. is systematically complying with the principle of holders’ interest (for instance, opposition to resolutions leading to the increase of registered capital in case of a take-over bid, or issuing of securities without any preferential rights for active shareholders). Sinopia abstains from holding more than 1 % of any company’s stock-market capitalization.

Besides, the ability of Sinopia to take part in votes should depends on the diligence of companies to send on time documents, specially for companies in which Sinopia has a small shareholding and concerning foreign shares for which the exercise of vote is more difficult.

1.2 Document goals / objectives

The purpose of this document is to describe the terms and conditions on which Sinopia Group (Sinopia Asset Management and Sinopia Société de Gestion) intends to exercise the voting rights attaching to securities hold by the collective investment schemes under its management in accordance with article 322-75 of AMF General Regulation.

2. DESCRIPTION OF THE PORTFOLIO MANAGEMENT COMPANY INTERNAL ORGANISATION.

SINOPIA Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP). SINOPIA uses :

- The NBP’s services to know the planning of exercise of voting rights,
- The ISS’s expertise to know the analysis of companies resolutions,

NBP informs the SINOPIA’s Portfolio Management (Securities Management Department and Guaranteed Products Department) of holding dates of General Meeting companies, membership of CAC 40, SBF 120 and some others quoted stock on the ex-Nouveau Marché. The information must be communicated between D-20 before the General Meeting and the last date before which the manager must give his voting instruction.

The information given by NBP is limited to French companies only and does not concern holding dates of foreign companies general meetings.

3 – PRINCIPLES TO WHICH THE PORTFOLIO MANAGEMENT COMPANIES REFERS TO EXERCISE VOTING RIGHTS.

SINOPIA Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP).
NBP informs the SINOPIA’s Portfolio Management of holding dates of General Meeting companies.
Informed once, Portfolio Management checks if the ISS’s instructions of vote are updated. In case of ISS didn’t analyze resolutions, no vote will be exercise by Portfolio Management.

Portfolio Management refers to ISS’s recommendations to express its voting rights under conditions that:

Portfolio Management should cope with numbers of votes to exercise during the day (if not, quoted companies with the most significant capitalizations will be dealt with priority.)

At least five founds hold one security relating to the Meeting.

The security relating to the Meeting represents a CAC 40 significant market capitalization.

THE PRINCIPLES SELECTED TO DETERMINE CASES IN WHICH PORTFOLIO MANAGEMENT
EXPRESS ITS VOTES ARE CLOSELY LINKED TO INFORMATION ACCESSIBILITY, HOLDING
THRESHOLDS AND MARKET CAPITALIZATION.

3.1. Types of resolutions submitted to General Meeting and for which Portfolio Management exercise voting rights.

Portfolio Management exercise voting rights for every type of resolutions.

3.2. Way of exercising voting rights:

Portfolio Management proceed by mail for every type of resolutions.

3.3. Number of voting rights to express:

The Portfolio Management precise, before sending its vote to the company for which the General Meeting will be held, how many rights will be expressed.
The Portfolio Management will express nearly 90% of its voting rights in order to respect the revocable constraint of freezing securities to which most of its securities are submitted.
In very specific cases, such as repurchase of UCITS’s shares in advance, modification of the portfolio structure, change of weighting of a CAC 40 share value, Portfolio Management should lower this threshold of 90% or should not exercise its voting rights for some of UCITS.

4. CUSTODY OF VOTE INSTRUCTION OR ABSTENTION.

Portfolio Management keep the justifications of its votes or abstentions and list in a database the vote issued or not issued.

5. PREVENTION OF CONFLICTS OF INTEREST.

Portfolio Management follows a quantitative type management. The general principles of this philosophy of investment as well as the various stages of the investment process are common to the whole assets and values.

The decisions of allowance of assets result from the Sinopia’s signals more than anticipations of Portfolio manager. By the way, the decisions of exercise voting rights is independent of the analysis of the companies which would result from Portfolio Management.

Furthermore, Portfolio Management referring to ISS’s councils and recommendations in its decisions of vote, it is not likely to be found in a situation of conflicts of interests.

STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

HSBC Investor U.S. Treasury	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]	[TBP]
Obligations Money Market Fund

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Fund	Sub-Administrator (“Citi” or “Sub-Administrator”)
( “Adviser” or “Administrator”)
Foreside Distribution Services LP
(“Foreside” or “Distributor”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED March 1, 2010 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated March 1, 2010 of the Trust by which shares of the Fund listed above are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

March 1, 2010

PAGE NO.
GENERAL INFORMATION	1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS	[1]

INVESTMENT TECHNIQUES	[2]

Asset-Backed Securities	[2]
Fixed Income Securities	[2]
Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities	[3]
Lending of Portfolio Securities	[3]
Mortgage-Related Securities	[3]
Repurchase Agreements	[8]
Reverse Repurchase Agreements	[9]
Selection of Money Market Investments	[10]
U.S. Government Securities	[10]
When-Issued Securities, Delayed Delivery Securities and Forward Commitments

PORTFOLIO TRANSACTIONS	[11]

DISCLOSURE OF PORTFOLIO HOLDINGS	[13]

INVESTMENT RESTRICTIONS	[14]
DIVERSIFICATION MEASURES	[16]
PERCENTAGE AND RATING RESTRICTIONS	[16]
PERFORMANCE INFORMATION	[16]

i

MANAGEMENT OF THE TRUST	[17]

Trustees and Officers	[17]
Board of Trustees	[19]
Committees	[19]
Fund Ownership	[20]
Trustee and Officer Compensation	[21]
Investment Adviser	[22]
Distribution Plans-Class A, Class B, Class C, and Class D Shares Only	[24]
The Distributor	[24]
Administrator and Sub-Administrator	[25]
Transfer Agent	[26]
Custodian	[26]
Fund Accounting Agent	[26]
Shareholder Services Plan	[26]
Federal Banking Law	[27]
Expenses	[27]
Proxy Voting	[28]

DETERMINATION OF NET ASSET VALUE	[28]

PURCHASE OF SHARES	[29]

Exchange Privilege	[29]
In-Kind Purchases	[30]
Automatic Investment Plan	[30]
Purchases Through a Shareholder Servicing Agent or a Securities Broker	[31]
Contingent Deferred Sales Charge (“CDSC”)-Class B Shares	[31]
Conversion Feature-Class B Shares	[32]
Level Load Alternative-Class C Shares	[32]

REDEMPTION OF SHARES	[32]

Systematic Withdrawal Plan	[33]
Redemption of Shares Purchased Directly Through the Distributor	[33]
Check Redemption Service	[33]

RETIREMENT PLANS	[34]

Individual Retirement Accounts (“IRAs”)	[34]
Defined Contribution Plans	[34]
Section 457 Plan, 401(k) Plan, 403(b) Plan	[34]

DIVIDENDS AND DISTRIBUTIONS	[35]

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	[35]

TAXATION	[37]

Federal Income Tax	[37]
Distributions in General	[38]

Sale Exchange or Redemption of Shares	[38]
Original Issue Discount/Market Discount	[38]
Backup Withholding	[39]
Foreign Shareholders	[39]

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OTHER INFORMATION	[40]

Capitalization	[40]
Independent Registered Public Accounting Firm	[40]
Counsel	[40]
Code of Ethics	[40]
Registration Statement	[40]

Shareholder Inquiries	[41]

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: HSBC INVESTOR FUNDS PROXY VOTING POLICY	B-1

APPENDIX C: HSBC INVESTMENTS (USA) INC./HALBIS CAPITAL MANAGEMENT (USA) INC.
PROXY VOTING POLICY	C-1

iii

GENERAL INFORMATION

     The HSBC Investor US Treasury Obligations Money Market Fund (the “Fund”) is a series of HSBC Investor Funds (the “Trust”), an open-end management investment company. The Fund is a money market fund that must comply with the requirements of the Securities and Exchange Commission’s (“SEC”) Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. The Fund’s investment objective and policies are described in this SAI. Shares of the Fund are divided into seven separate classes, Class A, Class B, Class C, Class D, Class E, Institutional Class (the “Class I Shares”), and Class Y Shares.

     See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

     The Fund is described in this SAI. The Trust is part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolio Trust. The Trust includes certain equity, fixed income and money market funds that are covered in separate SAIs

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The following information supplements the discussion of the investment objective, policies, and risks of the Fund in the Fund’s prospectus.

     The Fund is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value (“NAV”) of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. In addition, there can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of its then-current financial position and needs.

     For purposes of any minimum requirements set forth herein that are based upon a nationally recognized statistical ratings organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all subcategories and gradations within a particular category are acceptable).

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide shareholders of the Fund with liquidity and stability of principal.

     The Fund seeks to achieve its investment objective, under normal market conditions, by investing its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The dollar-weighted average maturity of the Fund will generally be 60 days or less and the Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

     As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in (1) securities generated by the Federal Deposit Insurance Corporation (the “FDIC”) under its Temporary Liquidity Guarantee Program (the “TLGP”), (2) repurchase agreements that are secured with collateral guaranteed by the FDIC under the TLGP, (3) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (4) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Under the TLGP, announced on October 14, 2008, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on certain debt issued by private entities through the earlier of the maturity date of the debt or June 12, 2012.

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Additionally, as an alternative to investing in negatively yielding securities, the Fund may elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the FDIC.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

     The Trust intends to qualify the Fund as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

INVESTMENT TECHNIQUES

     The Fund invests in a variety of securities and, in accordance with its investment objective and policies (as described in the Prospectus and above in this SAI), employs a number of investment techniques. Each security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund, and the main risks associated with those techniques.

The Fund may utilize, among other things, the following types of investments or techniques:

ASSET-BACKED SECURITIES

     The Fund may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

FIXED INCOME SECURITIES

     To the extent an investor invests in fixed income securities, the value of the investor’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when fixed interest rates rise, the value of fixed income securities can be expected to decline. An investor’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

     For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by an investor, a security may cease to be rated or its rating may be reduced below the minimum required for purchase. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without

2

limitation, the possibility of default by or bankruptcy of its issuers of such securities) than securities in higher rating categories.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

     [The Fund may invest up to 10% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale.] [Please confirm.] This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

     The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

LENDING OF PORTFOLIO SECURITIES

     The Fund may lend portfolio securities in an amount up to 33 1/3% of the Fund’s net assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalents or U.S. Government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in certain debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in repurchase agreements secured with such collateral.

     Mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs . Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their

3

prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

     There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will he delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year Federal National Mortgage Association (“FNMA”) 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that an investor may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs

4

which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental grantor of mortgage-related securities is the Government National Mortgage Association (“GNMA”). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

     In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $ l00 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC . Both the liquidity backstop and the mortgage-backed securities purchase program were scheduled to expire in December 2009.

     FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

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     FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

     Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an investor’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or other assets which in the Adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

     The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of

6

mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations: (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in .most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

7

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive the entire principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an investor’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an investor’s limitations on investment in illiquid securities.

     Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the

8

coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of the Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

     The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

     All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust’s Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust’s Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

REVERSE REPURCHASE AGREEMENTS

     In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets, except as permitted by law.

SELECTION OF MONEY MARKET INVESTMENTS

     The Fund invests in fixed income securities. The value of the fixed income securities in the Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund’s

9

investment policies are designed to minimize these changes and to maintain a NAV of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

     Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

          Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

U.S. GOVERNMENT SECURITIES

     The Fund may invest in U.S. Government securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     As a temporary defensive measure, the Fund may invest in securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (TLGP), announced on October 14, 2008. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the senior unsecured debt issued on or before June 30, 2009 by certain private entities through the earlier of the maturity date of the debt or June 30, 2012 (or December 31, 2012 for debt of entities participating in the extension of the program issued on or after April 1, 2009 through October 31, 2009). Although backed by the full faith and credit of the U.S. Government, TLGP securities are still subject to interest rate and market risk. The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES and FORWARD COMMITMENTS

     Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To

10

facilitate such acquisitions, the Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest the Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of the Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund's assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

     Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction. To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

PORTFOLIO TRANSACTIONS

     Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund’s shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By

11

allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or Foreside are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. The Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer’s respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients

12

in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

     The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Fund. Generally, Rule 12b-1(h) prohibits the Fund from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

     Since the Fund invests exclusively in fixed-income securities, it is anticipated that the purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to its securities transactions.

     In the United States and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Investment Advisory Agreement between the Trust and the Adviser (“Advisory Contract”), be bought from or sold to dealers who have furnished statistical research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of the Trust has adopted a policy and procedures relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information, where necessary to the Trust’s operation or useful to the Trust’s shareholders, without compromising the integrity or performance of the Trust.

     Pursuant to applicable law, once the Trust commences operations, it is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports will be distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q will not be distributed to shareholders, but will be available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports will be available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

     The Trust’s website will also provide information about the Fund’s portfolio holdings, sector holdings and other characteristics data twice per month, as of month-end and at mid-month, fifteen (15) days after the end of each period. This information will be available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

     The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s

13

custodian, the sub-administrator and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

     The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

     Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services, Morningstar, Bloomberg L.P. and Standard & Poor’s Corporation.

     No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

     Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

     The Trust, with respect to the Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

     As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

     1.      borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

     2.      purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

     3.      underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

14

     4.      make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

     5.      purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

     6.      concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry

     7.      issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

     8.      pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

     9.      sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

     10      taken together with any investments described in Investment Restriction (12) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

     11.      write, purchase or sell any put or call option or any combination thereof;

     12.      taken together with any investments described in Investment Restriction (10) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

     13.      purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

     14.      make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

     For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 10 and 12.

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DIVERSIFICATION MEASURES

     The Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 of the 1940 Act, which may allow the Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies Rule 2a-7’s maturity requirements. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

     It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary, to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

     From time to time the Trust may provide annualized “yield,” “effective yield” and “tax equivalent yield” quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund’s yield, effective yield and tax equivalent yield are mandated by the SEC. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     Performance information for the Fund may be compared, in reports and promotional literature, to (i) unmanaged indices so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including iMoneyNet’s Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally does not reflect deductions for administrative and management costs and expenses.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors, and possible differences in the methods used to calculate yields, should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

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     Broker-dealers and other intermediaries may charge customers direct fees in connection with an investment in the Fund, which has the effect of reducing the net return on the investment of their customers. These shareholders may be charged one or more of the following types of fees: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain broker-dealers and other intermediaries may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the intermediary from the Fund, which will have the effect of increasing the net return on the investment of such shareholders. Such shareholders may be able to obtain through their intermediary quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The names of the Trustees of the Trust, their addresses, dates of birth, position(s) held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen and other directorships held by each Trustee are set forth below.

		TERM OF		PORTFOLIOS
		OFFICE		IN FUND
		AND	PRINCIPAL	COMPLEX	OTHER
NAME, ADDRESS,	POSITION(S)	LENGTH	OCCUPATION(S)	OVERSEEN	TRUSTEESHIPS
AND DATE OF	HELD WITH	OF TIME	DURING PAST 5	BY	HELD BY
BIRTH	FUND	SERVED	YEARS	TRUSTEE*	TRUSTEE

NON-INTERESTED TRUSTEES

MARCIA L. BECK
P.O. Box 182845		Indefinite;
Columbus, OH 43218		June 2008	Private Investor
Date of Birth:	Trustee	to present	(June 1999 –	37	None
October 29, 1955			present)

SUSAN S. HUANG			Investment
P.O. Box 182845			Consultant, self		United Church
Columbus, OH 43218			employed (2001 –		Federation;
Date of Birth:			present); Senior		Huntington’s
May 14, 1954		Indefinite;	Vice President,		Disease Society;
	Trustee	June 2008	Schroeder	37	Second
		to present	Investment		Congregational
			Management (2001		Church (Greenwich)
			– 2004)		Endowment, Inc.

ALAN S. PARSOW			General Partner of
P.O. Box 182845			Elkhorn Partners,		Penn Treaty
Columbus, OH 43218		Indefinite;	L.P. (a private		American
Date of Birth:	Trustee	1987 to	investment	37	Corporation
January 16, 1950		present	partnership) (since		(insurance)
1989)

17

		TERM OF		PORTFOLIOS
		OFFICE		IN FUND
		AND	PRINCIPAL	COMPLEX	OTHER
NAME, ADDRESS,	POSITION(S)	LENGTH	OCCUPATION(S)	OVERSEEN	TRUSTEESHIPS
AND DATE OF	HELD WITH	OF TIME	DURING PAST 5	BY	HELD BY
BIRTH	FUND	SERVED	YEARS	TRUSTEE*	TRUSTEE

THOMAS F.			Partner, Robards &
ROBARDS			Co. LLC (2005-		Overseas
P.O. Box 182845			present)		Shipholding Group
Columbus, OH			(investment and		(energy
43218		Indefinite;	advisory company);		transportation);
Date of Birth:	Trustee	2005 to	Chief Financial	37	Ellington Financial
June 10, 1946		present	Officer, American		LLC (financial
			Museum of Natural		services); Big Apple
			History (2003-		Circus
			2004)		(entertainment)

Private Investor
LARRY M.			(2007-present);
ROBBINS			Director, Center for
P.O. Box 182845		Indefinite;	Teaching and
Columbus, OH	Trustee	1987 to	Learning,	37	None
43218		present	University of
Date of Birth:			Pennsylvania
December 12, 1938			(1999-2007)

MICHAEL SEELY			Private Investor
P.O. Box 182845			(2003-present);
Columbus, OH			Global Multi
43218		Indefinite;	Manager Partners
Date of Birth:	Trustee	1987 to	(1999-2003);	37	None
June 7, 1945		present	President of
Investor Access
Corporation (1981-
2003)

INTERESTED TRUSTEE

STEPHEN J.			Chief Executive
BAKER**			Officer, HSBC
P.O. Box 182845			Global Asset
Columbus, OH		Indefinite;	Management
43218	Trustee	2004 to	(USA) Inc. and	37	None
Date of Birth:		present	Executive Vice
June 23, 1956			President, HSBC
(USA), N.A. (2003
– present)

*	Includes both the Fund and the underlying fund for funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

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      The names of the officers, their addresses, dates of birth, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

NAME, ADDRESS, AND DATE	POSITION(S)	TERM OF OFFICE	PRINCIPAL OCCUPATION(S)
OF BIRTH	HELD WITH	AND	DURING PAST 5 YEARS
	FUND	LENGTH OF TIME
SERVED

RICHARD A. FABIETTI			Senior Vice President, Head of
452 Fifth Avenue		Indefinite; 2004 to	Product Management, HSBC Global
New York, NY 10018	President	present	Asset Management (USA) Inc. (1998
Date of Birth: October 8, 1958			– present)

ELBA VASQUEZ			Vice President of Product
452 Fifth Avenue			Administration, HSBC Global Asset
New York, NY 10018		Indefinite; 2006 to	Management (USA) Inc. (2005 –
Date of Birth: December 14, 1961	Vice President	present	present); Vice President of Client
Services, Citi Fund Services (1996 –
2005)

MARTIN R. DEAN*			Senior Vice President, Citi Fund
3435 Stelzer Road		Indefinite; September	Services (2007-present), Vice-
Columbus, OH 43219-3035	Treasurer	2009 to present	President (2002* – 2007)
Date of Birth: November 27, 1963

JENNIFER A ENGLISH*			Senior Vice President, Regulatory
100 Summer Street			Administration, Citi Fund Services
Suite 1500		Indefinite; September	(2005 – present); Assistant Vice
Boston, MA 02110	Secretary	2008 to present	President and Assistant Counsel,
Date of Birth: March 5, 1972			PFPC, Inc. (fund services) (2002-
2005)

F. MARTIN FOX			Assistant Vice President, Regulatory
100 Summer Street			Administration, Citi Fund Services
Suite 1500	Assistant	Indefinite; September	(May 2008 – present); Contract
Boston, MA 02110	Secretary	2008 to present	Attorney, Update Legal LLC (2002 –
Date of Birth: May 5, 1963			2008)

FREDERICK J. SCHMIDT*	Chief	Term expires 2010*;	Senior Vice President and Chief
585 Stewart Avenue	Compliance	2004 to present	Compliance Officer, CCO Services,
Garden City, NY 11530	Officer		Citi Fund Services (2004 – present)
Date of Birth: July 10, 1959

* Mr. Dean, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

     BOARD OF TRUSTEES

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

COMMITTEES

     The Trustees of the Trust have established an Audit Committee, a Contracts and Expense Committee, a Valuation and Investment Oversight Committee, and a Nominating and Corporate Governance Committee for the Trust.

Audit Committee

     The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr.

19

Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee held five meetings during the last fiscal year.

Valuation and Investment Oversight Committee

     The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Fund; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Fund and other Trust series that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee was formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Investment Oversight Committee met once during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not meet during the most recent fiscal year, prior to their disbandment.

Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board as a group; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. The Nominating and Corporate Governance Committee met four times during the most recent fiscal year.

Contracts and Expense Committee

     The Contracts and Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trust. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Trust and its shareholders are appropriately served by (i) agreements and plans to which the Trust is a party or direct beneficiary and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee did not meet [please note that the GEM Local Debt Fund SAI says it met twice] in the most recent fiscal year.

FUND OWNERSHIP

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund of the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2009.

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AGGREGATE DOLLAR RANGE OF
EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT
	DOLLAR RANGE OF	COMPANIES OVERSEEN BY
	EQUITY SECURITIES IN	TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	THE FUND	INVESTMENT COMPANIES

Non-Interested Trustees

Marcia L. Beck	[__]	[__]

Susan S. Huang	[__]	[__]
Alan S. Parsow	[__	[__]

Thomas Robards	[__]	[__]

Larry M. Robbins	[__]	[__]

Michael Seely	[__]	[__]

Interested Trustee

Stephen J. Baker	[__]	[__]

     As of [ DATE], 2010, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

TRUSTEE AND OFFICER COMPENSATION

     The Trust, in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Seely, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trust pays each Trustee who is not an “interested person” an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

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	Independent Trustees						Interested
Trustee
COMPENSATION
FROM THE FUND	Alan S.	Larry M.	Michael	Thomas	Susan S.	Marcia	Stephen. J.
	Parsow	Robbins	Seely	F.	Huang	L. Beck	Baker
Robards
US Treasury Obligations							None
Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A
Pension Or Retirement
Benefits Accrued As
Part Of The Fund’s	None	None	None	None	None	None	None
Expenses (1)
Estimated Annual
Benefits Upon	None	None	None	None	None	None	None
Retirement
Total Compensation
From Funds And	$133,250	$161,750	$130,250	$114,750
Fund					$55,000	$55,000	None
Complex(1) Paid To
Trustees

(1)	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)	For these purposes, the Fund Complex consists of 37 Funds of the Trust, the HSBC Advisor Funds Trust and HSBC Investor Portfolios, and offshore feeder funds, as of October 31, 2009.

     None of the officers receive compensation directly from the Fund. Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust’s CCO. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Services Agreement, the Trusts currently pay Citi $266,0991 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

INVESTMENT ADVISER

     HSBC Global Asset Management (USA) Inc. is the investment adviser to the Fund pursuant to the Investment Advisory Agreement (the “Advisory Contract”) with the Trust. For investment advisory services, the Adviser is entitled to a fee from the Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

1 This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trusts. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

22

     The Adviser or its affiliates may, out of their own resources, assist in marketing the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to the Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

     The Advisory Contract for the Fund will continue in effect through December 31, 2010 with respect to the Fund, and continue thereafter provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the forgoing, the Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, N.A. (“HSBC”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of the Fund.

     The Adviser and the Trust have also entered into a Support Services Agreement, under which the Adviser provides certain support services in connection with the operation certain classes of shares of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares. Support services provided by the Adviser include, among other things, (i) managing and coordinating the Fund’s operations, including the development of new product features and benefits for the Classes of shares; (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund’s officers and Trustees or to intermediaries and other providers making the Fund’s shares available to their customers; (iii) handling inquiries from account representatives, shareholders, and intermediaries and other providers, such as advising as to the status of shareholder accounts and the current yield and dividends declared, and providing explanations of matters set forth in fund documents; (iv) providing support to account representatives and intermediaries and other providers regarding Fund benefits and features; (vi) providing operational assistance to account representatives, shareholders, and intermediaries and other providers regarding opening new accounts, closing accounts and making changes to the set-up of existing accounts, including through asset allocation products, programs, services and accounts; and (vii) assisting in the preparation of shareholder communications.

     If the Adviser were prohibited from performing any of its services for the Trust, under the Advisory Contract or the Operational Support Services Agreement, it is expected that the Board of Trustees would recommend to the Fund’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

23

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadvisers will be mailed to shareholders within 120 days of the change in subadvisers. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of the Fund, has authority to oversee subadvisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors such subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Trust’s Board of Trustees. The Fund does not currently use a subadviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

     The Trust has adopted Distribution Plans (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Fund. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust that have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

THE DISTRIBUTOR

     Foreside, whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Fund under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trust related to, among other things, the review and approval of Fund selling agreements, the review of the Fund’s marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Fund.

     Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are made for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding

24

during the period for which payment is being made. Pursuant to the Class B and Class C Plans, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Shareholder Servicing Agents, as defined below, pursuant to the Shareholder Services Plan, will not exceed, on an annual basis, 0.60%, 0.25%, 0.25% and 0.25%, of the Fund’s average daily net assets represented by Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the Fund by Foreside are used to pay commissions for the sale of Fund shares.

     The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATOR AND SUB-ADMINISTRATOR

     Pursuant to an Administration Agreement dated as of July 1, 2006, as amended June 4, 2007, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009, as amended September 14, 2009 (the “Master Services Agreement”), the Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

     Pursuant to the Master Services Agreement, Citi provides the Fund with various services, which include sub-administration of the Trust and the Fund. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates.

     The Administration Agreement was renewed for the one (1) year period ending December 31, 2010, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

     The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$12 billion	0.0525%
In excess of $12 billion	0.0350%

     The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

25

     The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the underlying portfolios that reflect assets of certain funds in the complex that invest in the portfolios are not double-counted. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

TRANSFER AGENT

     Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and act as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

     Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as the custodian of the Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

     Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to the Fund.

SHAREHOLDER SERVICES PLAN

     The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as shareholder servicing agents (“Shareholder Servicing Agents”) that shall, as agents for their customers who purchase the Fund's Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of the Qualified Trustees. The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares or Class E Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

     The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses;

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provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund’s shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust’s relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

EXPENSES

     Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the NAV of the Fund.

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PROXY VOTING

     The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices B and C.

     Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2009 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE
[Please consider conforming this discussion with that in the money market fund SAI, if applicable]

     The NAV of each share of each class of the Fund is determined at 5:00 p.m. Eastern time on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). Shares of the Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for the Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

     The Trust uses the amortized cost method to determine the value of the Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act, with the exception of certain events where fair value pricing guidance is given and may be more appropriate. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods, the yield to a shareholder may differ somewhat from that of which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund’s dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less, which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks, may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is anticipated that the NAV of each class of shares will remain constant at $1.00, although no assurance can be given that the NAV will remain constant on a continuing basis.

     Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of the Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

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PURCHASE OF SHARES

     An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such shares on his behalf through the Distributor.

     Class A Shares and Class Y Shares of the Fund are continuously offered for sale by the Distributor at NAV (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a Shareholder Servicing Agent who has entered into a Shareholder Servicing Agreement with the Trusts or the Distributor. Class Y Shares are subject to certain minimum investment requirements, as are Class E Shares and Class I Shares. Class I Shares are offered primarily for direct investment by institutional investors. Class E Shares are offered for direct investment through portal providers, intermediaries (anyone facilitating the purchase of the Funds by its clients), and institutional direct clients, if they meet the investment minimum. In addition, investment companies advised by the Adviser are eligible to invest in Class E Shares and Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

     Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge, when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, such shares may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

     Purchases of shares of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to the time designated in the Prospectus at which the NAV is calculated. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Distributor.

     While there is no sales load on purchases of shares, the Distributor may receive fees from the Fund. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of Shares.

EXCHANGE PRIVILEGE

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Investor Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Investor Funds include the HSBC World Selection Funds.

     An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money

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Market Funds or other HSBC Investor Funds at net asset value, and Class E Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Investor Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case, the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Fund’s Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC (as defined below), if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes. Unless such exchange is between share classes within the same fund, an exchange between share classes within the same fund will be treated by the Fund as a non-taxable event.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes, unless such exchange is between share classes within the same fund. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

     The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities purchase, the Fund will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing the Fund’s NAV; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received; and that the securities be in proper form for transfer to the Fund. In addition, the Fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

     The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the NAV per share determined on the day that both the check and the bank withdrawal data are received in required

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form by the Distributor. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

     For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see the address and phone number “Shareholder Inquiries”).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

     Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers, from whom they are already receiving other fees, amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

     Investors purchasing shares of the Fund will ordinarily purchase either Class A Shares, Class D Shares, Class E Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a CDSC. Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

CDSC as a % of Dollar Amount
Years since Purchase	Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

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     The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES

     Class B Shares of the Fund will convert automatically to Class A Shares (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

     Class C Shares of the Fund are available for purchase by customers of HSBC sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchanges Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

     Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the NAV (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a CDSC. See “Contingent Deferred Sales Charge (“CDSC”) Class B Shares and Class C Shares” above. Redemptions are effected at the next calculated NAV on the day the redemption order is received by the Transfer Agent provided such order is received prior to the time designated in the Prospectus for the calculation of the final hourly NAV of the relevant class. The NAV is determined hourly, beginning at 8:00 a.m. and ending at 5:00 p.m., on each day that the U.S. bond markets are open for business. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Money Market Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

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     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

     The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Independent Trustees, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures, (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and (c) were in the best interests of the distributing Fund.

SYSTEMATIC WITHDRAWAL PLAN

     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by Wire or Telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

     Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of

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shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

     Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

     If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

     Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

     The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

     The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

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DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to the Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, the Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities, except as required for federal income tax purposes.

     Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     The Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at its NAV without a sales charge).

     For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

     Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the NAV per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder, which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the NAV per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

     The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular

35

series. Currently, the Trust has 37 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Fund are divided into seven separate classes.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

     Certain Shareholder Servicing Agents have agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

     Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately, in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

36

     The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

TAXATION

FEDERAL INCOME TAX

     The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If the Fund so elects, the Fund's shareholders will be required to include additional amounts attributable to the credit in their income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

     A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

37

DISTRIBUTIONS IN GENERAL

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

     If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

     The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15%, which is currently scheduled to increase to 20% after 2010 . Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividend income is 15%. These rates do not apply to corporate taxpayers. The Fund will be able to designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute qualifying dividends. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates. The favorable treatment of qualifying dividends is scheduled to expire after 2010.

SALE EXCHANGE OR REDEMPTION OF SHARES

     Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund’s policy to attempt to maintain a $1.00 per shareNAV. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. For individuals, long-term capital gain will generally be subject to a maximum current tax rate of 15% if the shareholder’s holding period for the shares is more than one year (such rate is currently scheduled to increase to 20% after 2010). Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

     If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in

38

such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

     Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

     The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

     Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt

39

from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend the provision.

OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of the liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2010. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

COUNSEL

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

     The Trust, the Adviser, Citi and Foreside each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and Foreside from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

40

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

41

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated `AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated `AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated `A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated `BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated `BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus(+) or Minus (-)	The ratings from `AA’ to `BB’ may be modified by the addition of a plus or minus sign to show elative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-1

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-l’.

A-3	Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of-changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., `AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., `SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE

US. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/	This designation denotes superior credit quality. Excellent protection is VMIG 1 afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are VMIG 2 ample, although not as large as in the preceding group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and VMIG 3 cash-flow protection may be narrow, and market access for refinancing is likely to be less well- established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand

A-2

feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1	Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short- term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

	1.	Leading market positions in well established industries.

	2.	High rates of return on funds employed.

	3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

	4.	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

	5.	Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes US. Public Finance securities)

AAA	Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. Single ‘A’ rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered

A-3

adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) Minus(-)	or Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade. Plus(+) The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F 1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

A-4

APPENDIX B

     HSBC INVESTOR FUNDS PROXY VOTING POLICY

     The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

     The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

B-1

APPENDIX C

HSBC Global Asset Management (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

     The purpose of this proxy voting policy is to reasonably insure that HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager's investment advisory clients is the primary consideration in determining how proxies should be voted.

     As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

     PROXY VOTING POLICY

     It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

     HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

     In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

     Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

     Administration

     The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

     Conflicts of Interest

     HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event

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a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

     Client Access to Proxy Voting Records

     A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

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STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

	Class A	Class I	Class S

Ticker Symbols	HCGAX	HCGIX	[TBP]

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Fund	Sub-Administrator of the Fund
(“HSBC” or “Adviser” and “Administrator”)	(“Citi” or “Sub-Administrator”)

Foreside Distribution Services LP
Halbis Capital Management (USA) Inc.,	(“Distributor” or “Foreside”)
Subadviser to the Fund
(“Halbis” or “Subadviser”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED March 1, 2010 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds Trust (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated March 1, 2010 of the Trust, by which shares of the Fund listed above (the “Fund”) are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

March 1, 2010

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PORTFOLIO TRANSACTIONS	30

PORTFOLIO HOLDINGS	32

INVESTMENT RESTRICTIONS	33

Percentage and Rating Restrictions	34

PERFORMANCE INFORMATION	34

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST	35

Trustees and Officers	35
Board of Trustees	38
Committees	38
Fund Ownership	39
Trustee and Officer Compensation	39
Proxy Voting	40

INVESTMENT ADVISORY AND OTHER SERVICES	41

Investment Adviser	41
Portfolio Managers	42
Distribution Plans - Class A,	45
The Distributor	45
Shareholder Services Plan	45
Administrator and Sub-Administrator	46
Transfer Agent	47
Custodian	47
Fund Accounting Agent	47
Shareholder Servicing Agents	47
Federal Banking Law	48
Expenses	48

DETERMINATION OF NET ASSET VALUE	48

PURCHASE OF SHARES	50

Exchange Privilege	51
In-Kind Purchases	51
Automatic Investment Plan	51
Purchases Through a Shareholder Servicing Agent or a Securities Broker	52

SALES CHARGES	52

Class A Shares	52
Sales Charge Waivers	52
Concurrent Purchases	53
Letter of Intent	53
Right of Accumulation	54

REDEMPTION OF SHARES	54

Systematic Withdrawal Plan	55
Redemption of Shares Purchased Directly Through the Distributor	55

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RETIREMENT PLANS	55

Individual Retirement Accounts	55
Defined Contribution Plans	56
Section 457 Plan, 401(k) Plan, 403(b) Plan	56

DIVIDENDS AND DISTRIBUTIONS	56

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	56

Investor Trust
Ownership of the Fund

TAXATION	57

Tax Status of the Fund	58
Distributions in General	58
Dispositions	59
Backup Withholding	59
Other Taxation	60
Fund Investments	60
Special Tax Considerations	61
Foreign Tax Issues	62

OTHER INFORMATION	63

Capitalization	63
Independent Registered Public Accounting Firm	63
Counsel	63
Code of Ethics	64
Registration Statement	64

FINANCIAL STATEMENTS	64

Shareholder Inquiries	64

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: DESCRIPTION OF MUNICIPAL OBLIGATIONS	B-1

APPENDIX C: HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST,
and HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY	C-1

APPENDIX D: PROXY VOTING POLICY AND PROCEDURES for
HSBC GLOBAL ASSET MANAGEMENT (USA) INC.,
HSBC INVESTMENTS (SINGAPORE) LIMITED,
HALBIS CAPITAL MANAGEMENT (USA) INC. and
HALBIS CAPITAL MANAGEMENT (HONG KONG) LIMITED	D-1

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GENERAL INFORMATION

HSBC INVESTOR FUNDS

The HSBC Investor Global Emerging Markets Fixed Income Fund (the “GEM Fixed Income Fund” or “Fund”) is a series of HSBC Investor Funds (the “Trust”), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. The Fund is “non-diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

     The Fund is described in this Statement of Additional Information (“SAI”). The Trust is part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolio Trust. The Trust includes certain equity, and money market funds that are covered in separate SAIs.

     Shares of the GEM Fixed Income Fund are divided into three separate classes: Class A (the “Class A Shares”), Class I (the “Class I Shares”) and Class S (the “Class S Shares”). Shares of the Fund are continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, “Shareholder Servicing Agents”), and (iii) to customers of a securities broker that has entered into a dealer agreement or shareholder servicing agreement (“Securities Brokers” and together with Shareholder Servicing Agents, “Servicing Agents”) with the Distributor. Share classes are subject to investment minimums. Generally, Class A Shares will be most appropriate for investors who invest amounts between $50,000 and $10,000,000 in Fund shares. Class I Shares are offered to investment management clients of the Adviser and its affiliates, or to investors that meet certain minimum investment requirements. Class S Shares are offered primarily to [INSERT]. See the prospectus and “Purchase of Shares” and “Sales Charges.”

     See “Description Of Shares, Voting Rights, and Liabilities - Investor Trust” and “Other Information –Capitalization” for more information about the Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     There can be no assurance that the investment objectives of the Fund will be achieved. Except where otherwise indicated, the investment objective of the Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

     The Trust, with respect to the Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act. See “Investment Restrictions.”

     The following descriptions are provided with respect to the Fund as indicated in the headings below. For purposes of these descriptions:

     “Investment grade” debt securities are those debt securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or Aaa, Aa, A or Baa by Moody’s Investors Service (“Moody’s”)), or in the case of unrated securities, determined by the Adviser or Subadviser to be of comparable quality. For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or

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gradations are specified, the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

     All references to the Adviser with respect to portfolio management activities and techniques should be understood as including the subadviser to the Fund, Halbis Capital Management (USA) Inc. (“Halbis” or the “Subadviser”), as the Subadviser will have the primary responsibility for the day to day management of the Fund’s investments. See “Investment Advisory and Other Services.”

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

     In choosing securities on behalf of the GEM Fixed Income Fund, Halbis, as Subadviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets, (iii) any unique political, economic or social conditions applicable to such issuer’s country, and (iv) other considerations the Subadviser deems appropriate. The Fund may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities).

     Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified mutual fund.] However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

     The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

     The Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by an NRSROs; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

     The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance return returns when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

INVESTMENT TECHNIQUES

     The Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques that may be used by the Fund and the main risks associated with those techniques. References to the Adviser should be understood as referring jointly to the Adviser and the Subadviser, if applicable.

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     Generally, if a particular investment type or technique is not indicated as being applicable to the Fund, the particular investment type or technique will not be material to the investment strategies employed by the Fund, although any risk factors that are stated more generally with respect to any broader category of investment types or techniques covering such investments may still apply.

ASSET-BACKED SECURITIES

     Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

     The Fund may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.

     The Fund will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Fund.

     The Fund may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS

     Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

     Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

3

     Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause an investor to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM

     The Fund may participate in a cash sweep program. In the cash sweep program, the Fund’s uninvested cash balances and/or cash collateral from a securities lending program are used to purchase money market fund shares (Class I Shares of the HSBC Investor Prime Money Market Fund (the “Prime Money Market Fund”). The cash sweep program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. More detailed information about the Prime Money Market Fund may be found in its current Prospectus and the separate SAI that includes the various HSBC Investor Money Market Funds.

CONVERTIBLE SECURITIES

     Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. See “Equity Securities” in this section.

     Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

DERIVATIVES

     Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Investors may use derivatives to seek to enhance returns, for hedging purposes or cash management purposes, as a substitute for investing directly in securities, and as a part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques.

EMERGING MARKETS

     Emerging market investments present greater risk than investing in foreign issuers in general. A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead

4

to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on an investor’s investments. Investing in many former communist socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

     Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of an investor between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, an investor may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of an investor are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on an investor and its investments.

     The term “emerging markets” can include countries: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) otherwise determined to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by an investor. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect an investor’s assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on

5

their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

     To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

     Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. The lack of liquidity could have an adverse effect on the value of an investor’s holdings, and on an investor’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks or countries that may be selected by an investor for purchase or sale may have insufficient market liquidity to allow the investor to purchase such stocks in such amounts or at such prices as may be deemed reasonable for investment under such strategy and/or there may not be readily available a means by which an investor can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of an investor to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

     The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

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     Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002 which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the U.S. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. An investor may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by an investor defaults, the investor may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. An investor’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if an investor obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. An investor generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose the investor to additional risk. In addition there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the investor’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the investor to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the investor can earn on its investments and typically results in higher operating expenses for the investor as compared to funds that invest only in the U.S.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the investor to carry out transactions. If the investor cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the investor cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the investor could be liable for any losses incurred.

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Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by an investor could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which an investor makes its investments. An investor may also be affected by changes in the rates or methods of taxation applicable to an investor or to entities in which the investor has invested.

Foreign Currencies. An investor's investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the investor’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the investor’s portfolio securities are denominated may have a detrimental impact on the investor’s net asset value.

EQUITY SECURITIES

     Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which an investor invests will cause the net asset value of the Fund to fluctuate.

     Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

     Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS

     ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. An investor could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying

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securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Investment Company Securities” below.

FIXED INCOME SECURITIES

     To the extent an investor invests in fixed income securities, the value of the investor’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. An investor’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

     For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for subcategories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by an investor, a security may cease to be rated or its rating may be reduced below the minimum required for purchase. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

     Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial information and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities,” below.

FLOATING AND VARIABLE RATE OBLIGATIONS

     Floating or variable rate of interest change in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by an investor may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

     Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

     The terms of the variable rate master demand notes permit an investor to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between an investor, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. An investor has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between an investor and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. While master demand notes, as such, are not typically rated by credit rating agencies, an investor may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the Fund’s investment in money market instruments.

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     Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

     Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, an investor’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, an investor’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

     The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before an investor is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for an investor through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

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Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on an investor’s earnings, assets, or transactions, limitation on the removal of cash or other assets of an investor, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the effect of the Euro (the official currency of the European Union) on the value of securities denominated in local European currencies. These and other currencies in which an investor’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to an investor. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Forward foreign currency exchange contracts (“forward contracts”) are intended to minimize the risk of loss to an investor from adverse changes in the relationship between the U.S. dollar and foreign currencies. By entering into transactions in forward contracts, however, an investor may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the investor may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated

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with transactions in futures contracts or options traded on exchanges.

     A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when an investor enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

     An investor may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

     An investor may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, an investor may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, an investor may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

     There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with an investor’s obligation under the forward contract. On the date of maturity, an investor may be exposed to some risk of loss from fluctuations in that currency. When tan investor enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

     Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, tan investor may be required to forego the benefits of advantageous changes in exchange rates. The Fund may enter into transactions in forward contracts for other than hedging purposes, such as to enhance its returns, which presents greater profit potential but also involves increased risk of losses which will reduce its gross income. If the expected changes in the value of the currency occur, tan investor will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, an investor may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS

     The Fund may enter into futures contracts, including those on fixed income securities or indexes of municipal securities. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, three-month U.S. Treasury bills and on an index of municipal bonds.

     An investor may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if an investor owns long-term bonds, and interest rates were expected to increase, the investor might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the investor. If interest rates did increase, the value of the

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debt securities in the portfolio would decline, but the value of the investor’s futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the investor from declining as much as it otherwise would have. When an investor is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities which the investor intends to acquire, the investor may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the investor of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the investor typically will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, the investor will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

     While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. An investor will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and the investor may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

     When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, an investor may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell the investor’s portfolio securities.

     The ability to hedge effectively all or a portion of an investor’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the investor’s portfolio. If the security, or the securities comprising the index, underlying a futures contract is different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and the investor could sustain losses on the hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, an investor’s overall return could be less than if the hedging transactions had not been undertaken.

     The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require an investor to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or

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sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While an investor will establish a futures position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for an investor, which could require an investor to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on an investor’s ability to effectively hedge its portfolio.

     The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Investments in futures contracts also entail the risk that if an investor’s investment judgment about the general direction of interest rates is incorrect, the investor’s overall performance may be poorer than if the investor had not entered into any such contract. For example, if an investor has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in an investor’s portfolio and interest rates decrease instead, the investor will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the investor’s futures positions. In addition, in such situations, if an investor has insufficient cash, bonds may have to be sold from the investor’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

     Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others.

     Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Fund and the Adviser or Subadviser, the Fund and the Adviser or Subadviser are not deemed to be a “commodity pool” or a “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trust’s exemption filing with respect to its use of futures contracts are no longer applicable.

     When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with an investor’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

HIGH YIELD/HIGH RISK SECURITIES

     Securities rated lower than Baa by Moody’s or lower than BBB by S&P are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market.. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.

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     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of an investor to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the investor was investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, an investor may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of an investor. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

     The Fund typically may each invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

     The Fund, or the Adviser or Subadviser, may determine that a particular Rule 144A security is liquid and thus not subject to the investor’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of an investor’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS

     Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

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INVESTMENT COMPANY SECURITIES

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Generally, under the 1940 Act and related rules, the Fund may purchases an unlimited amount of shares of an affiliated fund or a money market fund. The Fund may also purchases shares of an unaffiliated fund as long as (1) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), (2) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company (the, or (3) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. The Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA, for funds of funds.

     The Trust may, in the future, seek to achieve its investment objective investing all of its assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as the Fund (i.e., under a master/feeder arrangement). In such event, the investment advisory contract for the Fund would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

LENDING OF PORTFOLIO SECURITIES

     Generally, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total Fund assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities may earn income for the Fund and are collateralized by cash, cash equivalent or U.S. Government securities. The Fund might experience a loss if the financial institution defaults on the loan or investments made with any cash collateral received falls in value. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES

     The Fund’s investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Subadviser; (iii) commercial paper,

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including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that an investor may not necessarily invest in money market instruments paying the highest available yield at a particular time.

MORTGAGE DOLLAR ROLL TRANSACTIONS

     An investor may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, an investor sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the investor will not be entitled to receive any interest or principal paid on the securities sold. An investor is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The investor may also be compensated by receipt of a commitment fee.

     As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor market conditions and develop means to enhance the ability of the entities to meet their obligations.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

     There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year FNMA 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the

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voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that an investor may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government- sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and

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credit of the U.S. Government.

     In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program were scheduled to expire in December 2009.

     FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

     FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

     Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default

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on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an investor’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or other assets which in the Adviser’s or Subadviser’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

     The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations. (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves

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as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an investor may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed “illiquid” and subject to an investor’s limitations on investment in illiquid securities.

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Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive the entire principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an investor’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an investor’s limitations on investment in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPTIONS AND FUTURES AND RELATED RISKS

     The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of an investor. While the use of these instruments by the investor may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other

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risks. If the Subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the investor’s return. Certain strategies limit the potential of an investor to realize gains as well as limit their exposure to losses. An investor could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when an investor seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. An investor may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if an investor writes an option which expires unexercised or is closed out by the investor at a profit, the investor retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to an investor’s position, the option may be exercised and the investor will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

     An investor may write options in connection with buy-and-write transactions; that is, an investor may purchase a security and then write a call option against that security. The exercise price of the call option an investor determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by an investor in the same market environments in which call options are used in equivalent buy-and-write transactions.

     An investor may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, an investor undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the investor will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

     By writing a call option on a portfolio security, an investor limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, an investor assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by an investor solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

     An investor may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in an investor’s portfolio. If such a decline occurs, the put options will permit the investor to sell the securities underlying such options at the exercise price, or to close out the options at a profit. An investor will purchase call options to hedge against an increase in the price of securities that an investor anticipates purchasing in the future. If such an increase occurs, the call option will permit the investor to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by an investor upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the investor. In addition, in the event that the price of the

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security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the investor as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Options on Securities Indices. An investor may cover call options on securities indices by owning securities whose price changes, in its opinion, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where an investor covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the investor will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

     An investor will receive a premium from writing a put or call option on a securities index, which increases the investor’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the investor has written a call option falls or remains the same, the investor will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the investor will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the investor’s investment. By writing a put option, an investor assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the investor correlate with changes in the value of the index, writing covered put options on indices will increase the investor’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     An investor may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, an investor will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of an investor’s investments does not decline as anticipated, or if the value of the option does not increase, the investor’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the investor’s security holdings.

     The purchase of call options on securities indices may be used by an investor to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the investor holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, an investor will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when an investor is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the investor owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with an Investor’s Portfolio. The ability of an investor to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of the Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, an investor’s hedging strategy may not be successful and the investor could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, an investor’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, an investor bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where an investor enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency

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to hedge against risk of loss arising from changes in value of a second currency), the investor incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

     The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the investor may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.

     The trading of options, futures contracts and forward contracts also entails the risk that, if an investor’s judgment as to the general direction of interest or exchange rates is incorrect, the investor’s overall performance may be poorer than if it had not entered into any such contract. For example, if an investor has hedged against the possibility of an increase in interest rates, and rates instead decline, the investor will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and an investor could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on an investor’s ability effectively to hedge its portfolio.

     The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent an investor from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which an investor will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which an investor makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for an investor to respond in a timely manner.

     In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an investor’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the investor. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange

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clearing house and an investor will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

     Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for an investor to enter into the trading strategies identified herein or to liquidate existing positions.

     As a result of its investments in foreign securities, an investor may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. An investor may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by an investor is exercised or the investor is unable to close out a forward contract it has entered into. In addition, an investor may elect to take delivery of such currencies. Under such circumstances, an investor may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, an investor may hold such currencies for an indefinite period of time if it believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, it anticipates favorable movements in such rates.

     While the holding of currencies will permit an investor to take advantage of favorable movements in the applicable exchange rate, it also exposes an investor to risk of loss if such rates move in a direction adverse to an investor’s position. Such losses could also adversely affect an investor’s hedging strategies. Certain tax requirements may limit the extent to which an investor will be able to hold currencies.

OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS)

     European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, American Depositary Receipts (“ADRs”) in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. An investor may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

     There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

     In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

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REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment, together with other illiquid investments held for the Fund, exceeds 15% of the Fund’s net assets.

     The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, an investor may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of an investor and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that an investor may not be able to substantiate its interest in the underlying securities. While the management of the Trust acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SHORT-TERM TRADING

     The Fund may engage in short-term trading. A change in the securities held by an investor is known as “portfolio turnover.” Management does not expect that in pursuing the Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with the Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing an investor’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to an investor.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

     Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SWAPS, CAPS, FLOORS AND COLLARS

     A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, an investor may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which an investor may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

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     The swaps in which an investor may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

     Investors frequently enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an investor receiving or paying, as the case may be, only the net amount of the two returns. An investor’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the investor) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

     Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an investor is contractually obligated to make. If the other party to an interest rate swap defaults, an investor’s risk of loss consists of the net amount of interest payments that the investor is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, an investor may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investor is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the investor would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT SECURITIES

     Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS

     A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of an investor. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Delivery of and payment for when-issued and delayed-delivery securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an

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unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, an investor could miss a favorable price or yield opportunity or suffer a loss.

     New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time an investor commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time an investor commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the investor and the amount which the investor is committed to pay for that municipal obligation is treated as a liability of the investor.

      Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than an investor’s payment obligation with respect to that municipal obligation. Furthermore, if an investor sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if the investor sells other obligations from its portfolio in order to meet the payment obligations, the investor may realize a capital gain, which is not exempt from federal income taxation.

Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in an investor’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest an investor’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fixed Income Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of an investor’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the investor’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than an investor’s payment obligations).

ZERO COUPON OBLIGATIONS

     Zero coupon obligations are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. An investor will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy an investor’s distribution obligations, in which case the investor will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

     For the purposes of this section, the term “Adviser” also includes the Subadviser for the Fund.

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     The Adviser manages the Fund generally without regard to restrictions on portfolio turnover. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for the Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing the Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to the Fund, including brokerage commissions, and the realization of capital gains which are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

     If the Fund has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund, and the realized capital gains and losses may be greater than those of a fund with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters”.

PORTFOLIO TRANSACTIONS

     For the purposes of this section, the term “Adviser” also includes the Subadviser for the Fund.

     The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund’s shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser (including the Subadviser to the Fund), the Fund or the Distributor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. The Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

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     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers need to take in order to ensure such qualification.

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

     The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Fund. Generally, Rule 12b-1(h) prohibits the Fund from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

     It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to its securities transactions.

     In the United States and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best

31

available price, securities may, as authorized by the Fund’s investment advisory agreement between the Trust and the Adviser (“Advisory Contract”), be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures for the Trust relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to each Trust’s shareholders without compromising the integrity or performance of such Trust.

     Pursuant to applicable law, once the Trust commences operations, it is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports will be distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q will not distributed to shareholders, but will be available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports will be available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

     The Trust’s website will also provide information about the Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust may publish the Fund’s full portfolio holdings fifteen (15) days after the end of each month. This information will be available until updated as of the following month. The information on the Trust’s website will be publicly available to all categories of persons.

     The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Sub-Administrator and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

     The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

     Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services, Morningstar, Bloomberg L.P. and Standard & Poor’s Corporation.

     No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

     Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a

32

“Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

     The Trust, with respect to the Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

     The Fund is subject to the following non-fundamental restrictions, in addition to the fundamental restrictions set forth below:

1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

[2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities. ]

3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

     As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in a separate registered investment company with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or

33

possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

PERCENTAGE AND RATING RESTRICTIONS

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary, to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

     The Trust may, from time to time, include the total return, annualized “yield,” “effective yield” and “tax equivalent yield” quotations for the Fund, computed in accordance with formulas prescribed by the SEC, in advertisements or reports to shareholders or prospective investors.

     Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)[6] - 1]
cd

where

a =	dividends and interest earned during the period,
b =	expenses accrued for the period (net of reimbursements),
c =	the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d =	the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one

34

year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

     Quotations of average annual total return (after taxes on distributions) for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

     Quotations of average annual total return (after taxes on distributions and redemption) for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

     Broker-dealers and other intermediaries may charge its customers direct fees in connection with an investment in the Fund, which has the effect of reducing the net return on the investment of their customers. These shareholders may be charged one or more of the following types of fees: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid an those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain broker-dealers and other intermediaries may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the intermediary from the Fund, which will have the effect of increasing the net return on the investment of such shareholders. Such shareholders may be able to obtain through their intermediary quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

     The names of the Trustees of the Trust, their addresses, dates of birth, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

35

PORTFOLIOS
IN
		TERM OF		FUND
		OFFICE AND	PRINCIPAL	COMPLEX	OTHER
	POSITION(S) LENGTH OF		OCCUPATION(S)	OVERSEEN TRUSTEESHIPS
NAME, ADDRESS, AND	HELD WITH	TIME	DURING PAST 5	BY	HELD BY
DATE OF BIRTH	FUND	SERVED	YEARS	TRUSTEE*	TRUSTEE

NON-INTERESTED
TRUSTEES
MARCIA L. BECK
P.O. Box 182845		Indefinite; June	Private Investor (June
Columbus, OH 43218-3035	Trustee	2008 to present	1999 – present)	37	None
Date of Birth: October 29,
1955
United Church
			Investment Consultant,		Foundation;
SUSAN S. HUANG			self employed ( 2001-		Huntington’s
P.O. Box 182845			present); Senior Vice		Disease Society of
Columbus, OH 43218-3035	Trustee	Indefinite; June	President, Schroeder	37	the U.S.; Second
Date of Birth: May 14, 1954		2008 to present	Investment Management		Congregational
			(2001 – 2004)		Church
(Greenwich, CT)
Endowment Funds

ALAN S. PARSOW			General Partner, Elkhorn
P.O. Box 182845			Partners, L.P. (a private		Penn Treaty
Columbus, OH 43218-3035	Trustee	Indefinite; 1987	investment partnership)	37	American
Date of Birth: January 16,		to present	(1989 - present)		Corporation
1950					(insurance)

Overseas
THOMAS F. ROBARDS			Partner, Robards & Co.		Shipholding
P.O. Box 182845			LLC (2005-present);		Group (energy
Columbus, OH 43218-3035			Chief Financial Officer,		transportation);
Date of Birth: June 10, 1946	Trustee	Indefinite; 2005	American Museum of	37	Ellington
		to present	Natural History (2003-		Financial LLC
			2004)		(financial
services); Big
Apple Circus
(entertainment)

LARRY M. ROBBINS			Private Investor (2007-
P.O. Box 182845			present); Director, Center
Columbus, OH 43218-3035	Chairman and	Indefinite; 1987	for Teaching and	37	None
Date of Birth: December 12,	Trustee	to present	Learning, University of
1938			Pennsylvania (1999-
2007)

Private Investor (2003-
MICHAEL SEELY			present); Global Multi
P.O. Box 182845		Indefinite; 1987	Manager Partners (1999-
Columbus, OH 43218-3035	Trustee	to present	2003); President of	37	None
Date of Birth: June 7, 1945			Investor Access
Corporation (1981-2003)

INTERESTED TRUSTEE
STEPHEN J. BAKER**			Chief Executive Officer,
P.O. Box 182845		Indefinite; 2004	HSBC Global Asset
Columbus, OH 43218-3035	Trustee	to present	Management (USA) Inc.	37	None
Date of Birth: June 23, 1956			and Executive Vice
President, HSBC (USA),
N.A. (2003 - present)

*	Includes both the Fund and the Underlying Portfolio for Funds with a master/feeder structure.
**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

     The names of the officers, their addresses, dates of birth, position held with each Trust, and principal occupation(s) during the past five years are described in the table below.

36

TERM OF OFFICE
	POSITION(S)	AND	PRINCIPAL
NAME, ADDRESS, AND	HELD WITH	LENGTH OF TIME	OCCUPATION(S)
AGE/DATE OF BIRTH	FUND	SERVED	DURING PAST 5 YEARS

RICHARD A. FABIETTI	President	Indefinite; 2004 to	Senior Vice President, Head
452 Fifth Avenue		present	of Product Management,
New York, NY 10018			HSBC Global Asset
Date of Birth:			Management (USA) Inc.
October 8, 1958			(1998 - present)

ELBA VASQUEZ	Vice President	Indefinite; 2006 to	Vice President of Product
452 Fifth Avenue		present	Administration, HSBC
New York, NY 10018			Global Asset Management
Date of Birth: December 14, 1961			(USA) Inc. (2005 - present);
Vice President of Client
Services, Citi (1996 - 2005)

MARTIN R. DEAN*	Treasurer	Indefinite; October	Senior Vice President, Citi
3435 Stelzer Road		2009 to present	Fund Services (2007–
Columbus, OH 43219-3035			present), Vice President
Date of Birth: May 29, 1971			(2000 – 2007)

JENNIFER A ENGLISH*	Secretary	Indefinite; September	Senior Vice President,
100 Summer Street		2008 to present	Regulatory Administration,
Suite 1500			Citi (2005 - present); Assistant
Boston, MA 02110			Vice President and Assistant
Date of Birth: March 5, 1972			Counsel, PFPC, Inc. (2002-
2005)

F. MARTIN FOX	Assistant	Indefinite; September	Assistant Vice President,
100 Summer Street	Secretary	2008 to present	Regulatory Administration,
Suite 1500			Citi (May 2008 - present);
Boston, MA 02110			Contract Attorney, Update
Date of Birth: May 5, 1963			Legal LLC (2002 - 2008)

FREDERICK J. SCHMIDT*	Chief	Term expires 2010;	Senior Vice President and
585 Stewart Avenue	Compliance	2004 to present	Chief Compliance Officer,
Garden City, NY 11530	Officer		CCO Services, Citi (2004 -
Date of Birth: July 10, 1959			present)

* Mr. Dean, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

37

BOARD OF TRUSTEES

     Overall responsibility for management of the Trust rests with its Board of Trustees, which is elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees elect the officers of each Trust to supervise actively its day-to-day operations.

COMMITTEES

     The Trustees of the Trust have established an Audit Committee, a Contracts and Expense Committee, a Valuation and Investment Oversight Committee, and a Nominating and Corporate Governance Committee for the Trust. The information below about the Committees of the Board applies to the Trust.

     Audit Committee

     The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust held five meetings during the last fiscal year.

     Valuation and Investment Oversight Committee

     The Valuation and Investment Oversight Committee is comprised of all the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee is to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Fund; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to Trust series that are money market funds; and (iii) the selection process for investment subadvisers to series of the Trust. The Valuation and Investment Oversight Committee were formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Investment Oversight Committee met once during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not meet during the most recent fiscal year, prior to their disbandment.

     Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. The Nominating and Corporate Governance Committee met four times during the most recent fiscal year.

38

     Contracts and Expense Committee

     The Contracts and Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trust. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Fund and its shareholders are appropriately served by (i) agreements and plans to which the Trust are a party or direct beneficiary and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee met twice during the most recent fiscal year.

FUND OWNERSHIP

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund of the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2009.

AGGREGATE DOLLAR RANGE OF
EQUITY
SECURITIES IN ALL REGISTERED
	DOLLAR RANGE OF	INVESTMENT
	EQUITY	COMPANIES OVERSEEN BY
	SECURITIES IN THE	TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	FUND	INVESTMENT COMPANIES

Marcia L. Beck	None	None

Susan S. Huang	None	None
Alan S. Parsow	None	None

Thomas Robards	None	None

Larry M. Robbins	None	UPDATE

Michael Seely	None	None

INTERESTED TRUSTEE

Stephen J. Baker	None	None

     As of [UPDATE], the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund.

TRUSTEE AND OFFICER COMPENSATION

     The Trust, and other registered investment companies comprising the HSBC Investor Funds (“Trusts”),in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Seely, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trust pays each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member. The Trust also pays each Committee Chair an annual retainer of $6,000, with the exception of the

39

Chair of the Audit Committee, who receives a retainer of $8,000. The Trust also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

Interested
Trustee

	Alan S.	Larry M.	Michael	Thomas F.	Susan S.	Marcia L.	Stephen. J.
	Parsow	Robbins	Seely	Robards	Huang	Beck	Baker

Compensation
From The Fund*	$0	$0	$0	$0	$0	$0	$0
Pension Or
Retirement Benefits
Accrued As Part Of	None	None	None	None	None	None
The Fund’s
Expenses (1)
Estimated Annual
Benefits Upon	None	None	None	None	None	None
Retirement
Total Compensation
From Fund And Fund	[UPDATE]
Complex(2) Paid To
Trustees

*	The Fund commenced operations on December 15, 2009.

(1)	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)	For these purposes, the Fund Complex consists of 37 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, and offshore feeder funds, as of October 31, 2009. HSBC Investor Funds includes 7 money market funds covered by separate SAIs.

     None of the officers receive compensation directly from the Fund. Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust’s Chief Compliance Officer. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trust currently pays Citi $266,099* per annum, plus certain out of pocket expenses.

     Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

     The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Fund’s Adviser. The Proxy Voting Policies (or summaries thereof) of the Trust and the Adviser are attached as

* This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trust. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

40

Appendix D.

     Information regarding how the Fund voted proxies relating to portfolio securities during will be available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Fund’s website at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     HSBC Global Asset Management (USA) Inc. is the investment adviser to the Fund pursuant to the Investment Advisory Agreement (the “Advisory Contract”) with the Trust. For its services, the Adviser is entitled to a fee from the Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.50% . This amount is inclusive of any sub-advisory fees that the Adviser pays to the Subadviser.

     The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.10% for Class A Shares, 0.85% for Class C Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated by written notice to the Adviser by the Trust.

     The Adviser or its affiliates may, out of their own resources, assist in marketing the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to the Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

     The Advisory Contract for the Fund will continue in effect through December 31, 2010. Thereafter, the Advisory Contract will continue in effect with respect to the Fund for successive periods not to exceed one (1) year, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, NA (“HSBC Bank”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC Bank USA, Inc. or HSBC Bank will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund, through the Subadviser, and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of the Fund.

     The Adviser and the Fund have also entered into a Support Services Agreement, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual

41

basis to 0.20% and 0.10% of the Fund’s average daily net assets attributable to Class A and Class I Shares, respectively. Support services provided by the Adviser include, among other things, (i) managing and coordinating the Fund’s operations, including the development of new product features and benefits for the Classes of shares; (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund’s officers and Trustees or to intermediaries and other providers making the Fund’s shares available to their customers; (iii) handling inquiries from account representatives, shareholders, and intermediaries and other providers, such as advising as to the status of shareholder accounts and the current yield and dividends declared, and providing explanations of matters set forth in fund documents; (iv) providing support to account representatives and intermediaries and other providers regarding Fund benefits and features; (vi) providing operational assistance to account representatives, shareholders, and intermediaries and other providers regarding opening new accounts, closing accounts and making changes to the set-up of existing accounts, including through asset allocation products, programs, services and accounts; and (vii) assisting in the preparation of shareholder communications.

     If the Adviser were prohibited from performing any of its services for the Trust, under the Advisory Contract or the Operational Support Services Agreement, it is expected that the Board of Trustees would recommend to the Fund’s shareholders that they approve a new agreement with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 120 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of the Fund, oversees subadvisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the appropriate Trust’s Board of Trustees.

SUBADVISER

     Halbis Capital Management (USA) Inc., located at 452 Fifth Avenue, New York, NY 10018, a wholly owned subsidiary of Halbis Capital Management (UK) Limited, which is under common control with the Adviser, serves as the subadviser of the Fund. The Subadviser is responsible for the investment management of the Fund’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

     The investment advisory services of the Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and does render investment advisory services to others.

     The Subadviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Fund.

     For its services to the Fund, the Subadviser receives a fee from the Adviser based on the Fund’s average daily net assets. This sub-advisory fee is [0.20%] .

PORTFOLIO MANAGERS

     The Prospectus identifies the individuals who are primarily responsible for the day-to-day management of the Fund (the “portfolio managers”). This section of the SAI contains certain additional information about the

42

portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest. There is also information in a tabular format, as of October 31, 2009 (unless a more recent date is indicated), about the other accounts, if any, in addition to the Fund, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

     The table below shows the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

Fund Ownership of Portfolio Managers

None of the portfolio managers beneficially owned shares of the Fund they manage as of October 31, 2009.

	Other			Number &
Names of	Registered	Other Pooled		Type of	Total Assets
Portfolio	Investment	Investment		Accounts	in such
Managers on	Companies	Vehicles		in this	Accounts,
Team	(“RICs”)	(“PIVs”)	Other Accounts	Category	if any

Arif Joshi
	0	3	11	3	$691.5M USD
Denise S. Simon

^
For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

Portfolio Manager Compensation Structure (Halbis and the Adviser)

     The co-managers primarily responsible for the day-to-day management of the Fund are Arif Joshi and Denise S. Simon. As employees of Halbis, an affiliate of the Adviser, the portfolio managers are compensated by Halbis for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

     The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the 3rd anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

     Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the individual reports. Amounts paid as discretionary bonuses and as deferred compensation will vary based upon the relevant manager’s assessment of the portfolio manager’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

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Potential Conflicts of Interest

     Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes Halbis) and the portfolio managers of the Fund have day-to-day management responsibilities with respect to accounts of clients other than the Fund (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

     The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

     Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

     The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Adviser considers equitable. Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

     Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

     Because portfolio managers of the Adviser manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

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DISTRIBUTION PLAN - CLASS A SHARES ONLY

     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to the Class A Shares (the “Class A Plan”), of the Fund, as applicable. The Distribution Plan provide that they may not be amended to increase materially the costs which the Class A Shares may bear pursuant to the Class A Plan without approval by shareholders of the Class A Shares, and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Class A Plan, the Trustees considered alternative methods to distribute the Class A Shares and to reduce their expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit the Class A Shares and the holder of such shares. The Distribution Plan is terminable with respect to the Class A Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of Class A Shares.

THE DISTRIBUTOR

     Foreside Distribution Services LP (“Foreside”), whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Fund under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trust related to, among other things, the review and approval of Fund selling agreements, the review of the Fund’s marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Fund.

     Pursuant to the Distribution Plan adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of the Distributor’s reimbursement from the Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Salary expense of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred. The distribution fees collected from the Fund by Foreside are used to pay commissions for the sale of Fund shares.

     The Distribution Plan is subject to the Board of Trustees’ approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plan in that year.

SHAREHOLDER SERVICES PLAN

     The Trust has adopted a Shareholder Services Plan which provides that the Trust may obtain the services of one or more Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class A Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares by a majority vote of shareholders of the class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares without the approval of a majority of shareholders of that class, and may not be materially

45

amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

     Pursuant to an Administration Agreement dated as of July 1, 2005, as amended June 4, 2007, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009, as amended September 14, 2009 (the “Master Services Agreement”), the Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

     Pursuant to the Master Services Agreement, Citi provides the Fund with various services, which include sub-administration of the Trust and the Fund. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates.

     The Administration Agreement was renewed for the one (1) year period ending December 31, 2010, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

     The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

Up to $12 billion	0.0525%
In excess of $12 billion	0.0350%

     The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

     Net assets shall be aggregated across all series of the Trusts to determine a total fee for all series of the Trusts, and each Company shall be charged its pro rata share of such fee based on the ratio of its net assets to the aggregate net assets of all Companies. Assets in any Fund (a “Feeder Fund”) that invests in another Fund (a “Master Fund”) shall be counted (and a fee charged thereon) in either the Feeder Fund or the Master Fund, but not both, provided that fees on such assets may be apportioned between the Feeder Fund and the Master Fund. For purposes of determining the fees payable for administrative services, the value of each Company’s net assets shall be computed in the manner described in such Company’s governing documents (e.g., Memorandum and Articles of Association, Declaration of Trust, etc.) or in its offering documents (e.g., Prospectus or SAI, Offering Memorandum, etc.) as from time to time in effect for the computation of the value of such net assets in connection with the purchase and redemption of shares.

     The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the Underlying Portfolios that reflect assets of Funds that invest in the Portfolios are not double-counted. The total administration fee to be paid is allocated to each of the

46

funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

TRANSFER AGENT

     Under the Master Services Agreement, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

     Pursuant to a Custodian Agreement, Northern Trust Company acts as the custodian (“Custodian”) of the Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

     Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to the Fund.

SHAREHOLDER SERVICING AGENTS

     The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain servicing agents (“Servicing Agents”), including HSBC, pursuant to which the Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund’s shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. The Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A Shares.

     The Trust understands that some Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund with respect to those accounts.

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FEDERAL BANKING LAW

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees of the Trust would review the relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

EXPENSES

     Except for expenses paid by the Adviser and the Distributor, the Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Expenses with respect to the Class A Shares must include payments made pursuant to their Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the net asset value of the portfolios.

DETERMINATION OF NET ASSET VALUE

     The net asset value of each of the shares is determined on each day on which the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this SAI, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments of the Fund for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

General

➢	All securities are valued based on the market quotes from the broadest and most representative market for the securities. All valuations are obtained as of the time net asset value is calculated on each Fund business day.

Equity securities

➢	Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange.

➢	Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢	Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢	Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

Debt securities

➢	Debt securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus interest.

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➢	Other debt securities are valued at the bid price as of the time net asset value is determined, as determined by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices.

Registered investment companies

➢	Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢	Mutual funds are valued at their net asset values, as reported to the investment adviser or its agent.

Foreign currencies

➢	Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢	The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such latest foreign exchange bid quotation.

Futures contracts

➢	Futures contracts are valued at their settlement price on the exchange on which they are traded.

Repurchase agreements

➢	Repurchase agreements are valued at original cost.

     Interest income on long-term obligations in the Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

     The accounting records of the Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

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     To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

     Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of the Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from a portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the portfolio. The Fund has advised the Trust that the Fund will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

PURCHASE OF SHARES

     Shares may be purchased through the Distributor, Shareholder Servicing Agents or Securities Brokers. Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

     An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

     Certain clients of the Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets purchased by the Fund will be subject to valuation and other procedures by the Board of Trustees.

     The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges”. The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase.

     When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. Generally, Class A Shares will be most appropriate for investors who invest amounts over $50,000 in Fund shares.

     Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

The sales load on Class A Shares does not apply in any instance to reinvested dividends.

     From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Fund. Dealers may not use sales of the Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Fund or its shareholders.

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     Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Investor Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of Class A may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBS Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

     An investor will receive Class A Shares of an HSBC Investor Fund in exchange for Class A Shares the Fund, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A Shares of an HSBC Investor Fund. Class I Shares [and Class S Shares] may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes. An exchange between share classes within the same fund will be treated by the Fund as a non-taxable event.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares, unless such exchange is between share classes within the same fund, and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

     The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities purchase, the Fund will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing the Fund’s NAV; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Fund. In addition, the Fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

     The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent

51

investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from Citi at the telephone number listed on the front cover.

     For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see “The Distributor” for address and phone number).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

     Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers, from whom they are already receiving other fees, amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

     The public offering price of the Class A Shares of the Fund equals net asset value plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

	SALES CHARGES AS:
SIZE OF TRANSACTION AT	PERCENTAGE OF	PERCENTAGE OF NET
OFFERING PRICE	OFFERING PRICE	AMOUNT INVESTED
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

SALES CHARGE WAIVERS

     The Distributor may waive sales charges for the purchase of Class A Shares of the Fund by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary,

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advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Distributor may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

     For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Investor Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

LETTER OF INTENT

     An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

     A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the

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Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

RIGHT OF ACCUMULATION

     Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the “purchaser’s combined holdings” of the Class A Shares of the Fund that were subject to a sales charge. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class I Shares may be redeemed without charge. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

     The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures, (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and (c) were in the best interests of the distributing Fund.

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SYSTEMATIC WITHDRAWAL PLAN

     Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Systematic Withdrawal Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund’s transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by Wire or Telephone. An investor may redeem Class A Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

     Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

     Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income, and their spouses, whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

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DEFINED CONTRIBUTION PLANS

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons who are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund’s net investment income daily as a dividend to the Fund’s shareholders. Dividends substantially equal to the Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, the Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

     The Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. Dividends for the Fund are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of the Fund.

     Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Fund and therefore will not be distributed as dividends to the shareholders of the Fund. Rather, these payments on mortgage-backed securities generally will be reinvested by the Fund in accordance with its investment objective and policies.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

TRUST

     The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 37 series of shares. The separate series of the Trust constitute a separately managed “Fund”. The Trust reserves the right to create additional series of shares. Currently, the Fund issues three separate classes of shares as described under “General Information.”

     Each share of each class of the Fund, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements

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or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Under the Trust’s Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders, or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust’s Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

     The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the same Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

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TAX STATUS OF THE FUND

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

     If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS IN GENERAL

     Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

     Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower

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tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The favorable tax treatment of qualifying dividends is scheduled to expire after 2010.

     The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% under current law. The maximum rate on long-term capital gains is currently scheduled to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS

     Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is 15% (scheduled to increase to 20% after 2010). Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from the Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

     If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

     The Fund generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

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OTHER TAXATION

     Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

     Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through [UPDATE], to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions.

FUND INVESTMENTS

     Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

     Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     Options Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain

60

other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

     Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

     Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

     Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder’s tax situation.

     All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation’s adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

SPECIAL TAX CONSIDERATIONS

     Exempt-interest dividends, whether received by shareholders in cash or in additional shares, derived by New York residents from interest on qualifying New York bonds generally are exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes to the extent that it relates to exempt-interest dividends that are exempt from New York State or New York City personal income taxes. Gain on the sale or redemption of Fund shares generally is subject to New York State and New York City personal income

61

tax. Prospective investors are advised to consult with their own tax advisors for more detailed information concerning state and local tax matters.

     The Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If the Fund so elects, the Fund's shareholders will be required to include additional amounts attributable to the credit in their income.

FOREIGN TAX ISSUES

     Passive Foreign Investment Companies. The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and mark-to-market losses and any loss from an actual disposition of the Fund’s shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Taxes. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributes at least 90% of its investment company taxable income, the Fund will be eligible and may (or may not) elect to “pass through” to the Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to

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foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If the Fund is not eligible to, or does not, make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Trust was “Fund Trust”. Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2010. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

COUNSEL

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

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CODE OF ETHICS

     The Trust, and each of the Adviser, the Subadviser, Citi and the Distributor have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, the Subadviser, Citi and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     The Fund’s audited financial statements will be provided without charge, when available, to each shareholder of the Fund or person receiving this Statement of Additional Information on or after the date of such availability.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated `AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated `AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated `A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated `BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated `BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus (+) or Minus (-)	The ratings from `AA’ to `BB’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: An S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A I	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1’.

A-3	Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., `AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., `SP-1+/A-1+).

MOODY’S INVESTORS SERVICE

U.S. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly VMIG1 1reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding VMIG 2 group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access VMIG 3 for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e. g. , Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1	Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes U.S. Public Finance securities)

AAA

Highest credit quality. `AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. `AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single `A’ ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB

Good credit quality. `BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or Minus (-)	Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the `AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus (+)	The plus sign may be appended to a `F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

     Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

     The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending” on numerous factors.

     Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1.

Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

2.

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

3.

Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day- to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

4.

Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

     Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of

B-1

credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

B-2

APPENDIX C

HSBC INVESTOR FUNDS,
HSBC ADVISOR FUNDS TRUST, and
HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY

     The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Asset Management (Americas) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

     The Board will provide the Trust’s consent to vote in matters where HSBC or a SubAdviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

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APPENDIX D

HSBC INVESTMENTS (USA) INC and
HALBIS CAPITAL MANAGEMENT (USA) INC.
PROXY VOTING POLICY AND PROCEDURES

December 2006

HSBC Investments (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

The purpose of this proxy voting policy is to reasonably insure that HSBC Investments (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager's investment advisory clients is the primary consideration in determining how proxies should be voted.

As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

Proxy Voting Policy

It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

D-1

In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

Administration

The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

Conflicts of Interest

HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

Client Access to Proxy Voting Records

A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Investments (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

D-2

PART C
Other Information

ITEM 28. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1997, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund and HSBC Investor Conservative Growth Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (11)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (14)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (12)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund. (15)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (17)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (21)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (22)

(a)(17) Form of Amendment to the Amended and Restated Declaration of Trust, dated December 14, 2009, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds. (25)

(a)(18) Form of Amendment to the Amended and Restated Declaration of Trust, dated December 14, 2009, redesignating the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (25)

(a)(19) Form of Establishment and designation of series, dated December 14, 2009, for HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 2001 between HSBC Investor Portfolios and HSBC Global Asset Management (USA) Inc. (13)

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Short Duration Portfolio. (12)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio. (13)

(d)(1)(iii) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (24)

(d)(2) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Investor Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(i) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund. (24)

(d)(2)(ii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor U.S. Treasury Obligations Money Market Fund. (24)

(d)(2)(iii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor Tax-Free Money Market Fund. (24)

(d)(2)(iv) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor World Selection Aggressive Growth Strategy Fund, HSBC Investor World Selection Moderate Growth Strategy Fund, HSBC Investor World Selection Growth Strategy Fund, HSBC Investor World Selection Conservative Growth Strategy Fund. (24)

(d)(2)(v) Investment Advisory Contract Supplement, dated June 12, 2007, regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(2)(vi) Investment Advisory Contract Supplement, dated May 13, 2008, regarding HSBC Investor Climate Change Fund. (22)

(d)(2)(vii) Form of Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Investor Global Emerging Markets Fixed Income Fund. (25)

(d)(2)(viii) Form of Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Opportunity Portfolio. (23)

(d)(4) Subadvisory Agreement, dated November 9, 2007, between NWQ Investment Management Company, LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Value Portfolio. (19)

(d)(5) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio. (23)

(d)(6) Subadvisory Agreement, dated January 20, 2004, between AllianceBernstein L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor International Equity Portfolio. (10)

(d)(7) Subadvisory Agreement, dated December 26, 2006, between Munder Capital Management and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (16)

(d)(8) Fee Waiver Agreement, dated February 27, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of the HSBC Investor Mid-Cap Fund. (24)

(d)(9) Fee Waiver Agreement, dated March 30, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(10) Subadvisory Agreement, dated December 5, 2006, between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Short Duration Portfolio. (16)

(d)(11) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (20)

(d)(12) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund. (20)

(d)(13) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund. (19)

(d)(14) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor Climate Change Fund. (20)

(d)(15) Form of Sub-Advisory Agreement between Halbis Capital Management (USA) Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Global Emerging Markets Fixed Income Fund. (25)

(d)(16) Form of Sub-Advisory Agreement between Halbis Capital Management (USA) Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(e)(1) Form of Selling Agreement. (9)

(e)(2) Form of Dealer Agreement. (9)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Investor Funds and Foreside Distribution Services, L.P. (25)

(f) Not applicable.

(g)(1) Custodian Agreement, dated February 1, 2007, between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Funds. (16)

(g)(2) Custodian Agreement, dated November 1, 2006, between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (16)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Obligations Money Market Fund, and HSBC Investor Tax-Free Money Market Fund. (22)

(h)(2)(ii) Form of Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Global Emerging Markets Fixed Income Fund and HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (23)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (23)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009 (24)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (24)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009 (24)

(h)(5) Form of Expense Limitation Agreement, dated December 30, 2009. (24)

(h)(6) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (12)

(h)(6)(i) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (18)

(h)(7) Sub-Administration Services Agreement, January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. dated. (23)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(i) Not applicable.

(j)(1) Power of Attorney, dated June 16, 2008. (22)

(k) Not applicable.

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares, dated March 31, 2009. (24)

(m)(2) Master Distribution Plan relating to Class B Shares, dated March 31, 2009. (24)

(m)(3) Master Distribution Plan relating to Class C Shares, dated March 31, 2009. (24)

(m)(4) Master Distribution Plan relating to Class D Shares, dated March 31, 2009. (24)

(n)(1) Form of Amended and Restated Multiple Class Plan. (25)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios. (22)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (14)

(p)(3) Amended Code of Ethics for Winslow Capital Management, Inc. (23)

(p)(4) Amended Code of Ethics for NWQ Investment Management Co., LLC. (14)

(p)(5) Amended Code of Ethics for AllianceBernstein L.P. (14)

(p)(6) Amended Code of Ethics for Citi Fund Services Ohio, Inc. and Citi Fund Services Limited Partnership. (17)

(p)(7) Amended Code of Ethics for Westfield Capital Management Company, L.P. (24)

(p)(8) Amended Code of Ethics for Munder Capital Management. (24)

(p)(9) Code of Ethics for Halbis Capital Management (USA) Inc. (17)

(p)(10) Code of Ethics for Halbis Capital Management (Hong Kong) Limited (18)

(p)(11) Code of Ethics for Sinopia Group. (21)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(13) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(16) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(19) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(23) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(25) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

(26) Incorporated herein by reference from post-effective amendment No. 120 to the Registration Statement as filed with the SEC on December 30, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC (“NWQ”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, Inc. (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein L.P. (“AllianceBernstein”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management (“Munder”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. (“Halbis”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management (“Sinopia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-43341) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (Hong Kong) Limited (“Halbis HK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis HK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-67110) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32.	PRINCIPAL UNDERWRITERS.

Item 32(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust
Commonwealth International Series Trust
The Coventry Group
First Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
IVA Fiduciary Trust
Northern Lights Funds Trust
Pacific Capital Funds
The Lou Holland Trust
The Thirty-Eight Hundred Fund, LLC
Unified Series Trust
WB Capital Mutual Funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Suite 302, Boston, Massachusetts 02110. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

Item 32(b)	Information about the Directors and Officers of Foreside are as follows:

Name	Principal Business Address	Positions and Offices with Underwriter

Mark S. Redman	690 Taylor Road, Gahanna, OH 43230	President
Jennifer Hoopes	Three Canal Plaza, Portland, ME 04101	Secretary
Paul F. Hahesy	Three Canal Plaza, Portland, ME 04101	Chief Compliance Officer
James E. (Ed) Pike	690 Taylor Road, Gahanna, OH 43230	Financial and Operations Principal
Richard J. Berthy	Three Canal Plaza, Portland, ME 04101	Treasurer & Vice President

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management Company, L.P., 21 Fellow Street, Boston, MA 02119; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; NWQ Investment Management L.P., 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063, Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018, Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800, Halbis Capital Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-lA (File No. 333-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 30th day of December, 2009.

HSBC INVESTOR FUNDS

By: /s/Richard A. Fabietti
      Richard A. Fabietti
      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 30th day of December, 2009.

/s/Richard A. Fabietti	/s/Martin R. Dean
Richard A. Fabietti	Martin R. Dean
President	Treasurer

Alan S. Parsow*	Larry M. Robbins*
Trustee	Trustee

Michael Seely*	Thomas F. Robards*
Trustee	Trustee

Stephen J. Baker*	Susan S. Huang*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/David J. Harris
David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed herewith.